As filed with the Securities and Exchange Commission on April 18, 2008

                                                     Registration No. 333-116386
                                                                       811-09076

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                      Post-Effective Amendment No. 8 [ X ]

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                             Amendment No. 17 [ X ]


                              CARILLON LIFE ACCOUNT
                                   Registrant


                    THE UNION CENTRAL LIFE INSURANCE COMPANY
                                    Depositor
                    1876 Waycross Road, Cincinnati, OH 45240
                                 (513) 595-2600


                                  John M. Lucas
             Second Vice President, Associate Counsel and Secretary
                    The Union Central Life Insurance Company
                               1876 Waycross Road
                             Cincinnati, Ohio 45240
                                  513-595-2826
         Name and Address of Agent for Service

           Copy to:
                                  Ann. D. Diers
                    Second Vice President & Associate Counsel
                          Ameritas Life Insurance Corp.
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                                  402-467-7847



It  is proposed that this filing will become effective (check appropriate box)
        [ ] Immediately upon filing pursuant to paragraph (b)
        [X] on May 1, 2008 pursuant to paragraph (b)
        [ ] 60 days after filing pursuant to paragraph(a)(1)
        [ ] on pursuant to paragraph (a)(1) of Rule 485
        [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                     Title of Securities Being Registered:
              "Excel Accumulator" Variable Universal Life Insurance

                                   PROSPECTUS

               Excel Accumulator Variable Universal Life Insurance
                    THE UNION CENTRAL LIFE INSURANCE COMPANY
                              CARILLON LIFE ACCOUNT

Home Office:
1876 Waycross Road
Cincinnati, Ohio  45240
Telephone: 1-800-319-6902

This Prospectus describes an individual flexible premium variable universal life insurance policy offered by The Union Central Life Insurance Company called Excel Accumulator. Under this policy, we insure the life of the person you specify, and give you flexibility in the death benefit, and amount and timing of your premium payments. With this flexibility, you can provide for your changing insurance needs under a single policy.

You can allocate net premiums to one or more variable account investment options in the variable account, to the guaranteed account, or to both. This Prospectus generally describes the variable account.

We will deposit the net premiums you allocate to the variable account in subaccounts of the Carillon Life Account according to your instructions. We invest the assets of each subaccount in a corresponding portfolio of one of the following funds:

o    AIM Variable Insurance Funds
o    The Alger American Fund
o    American Century Investments
o    Calvert Variable Series, Inc.
o    DWS Variable Series I
o    DWS Variable Series II
o    Fidelity(R) Variable Insurance Products
o    Franklin Templeton Variable Insurance Products Trust
o    MFS(R) Variable Insurance TrustSM
o    Neuberger Berman Advisers Management Trust
o    Oppenheimer Variable Account Funds
o    Seligman Portfolios, Inc.
o    Summit Mutual Funds, Inc.
o    T. Rowe Price Equity Series, Inc.
o    Third Avenue Variable Series Trust
o    The Universal Institutional Funds, Inc.

To learn more about the portfolios, see their accompanying prospectuses.

An investment in the policy is not a deposit or obligation of, or guaranteed or endorsed by, any bank, nor is the policy federally insured by the Federal Deposit Insurance Corporation or any other government agency. An investment in the policy involves certain risks, including the risk that you could lose your premium payments.

The Securities and Exchange Commission ("SEC") has not approved or disapproved this policy or determined that this Prospectus is accurate or complete. It is a criminal offense to state otherwise.

This Prospectus does not constitute an offering in any place where it would be illegal to make it. We have not authorized any person to make any representations in connection with the offering other than those in this Prospectus, the prospectuses for the portfolios, or related Statements of Additional Information.

    Please Read This Prospectus Carefully and Retain It for Future Reference

                   The Date of this Prospectus is May 1, 2008.

                               PROSPECTUS CONTENTS

PROSPECTUS......................................................................................1
Excel Accumulator Variable Universal Life Insurance.............................................1
SUMMARY OF POLICY BENEFITS AND RISKS............................................................4
   Policy Benefits and Risks....................................................................4
   Portfolio Risks..............................................................................6
   Fee Tables...................................................................................6
GENERAL INFORMATION ABOUT UNION CENTRAL,  THE SEPARATE ACCOUNT AND THE PORTFOLIOS..............11
   The Union Central Life Insurance Company....................................................11
   Carillon Life Account.......................................................................11
   The Portfolios..............................................................................11
GUARANTEED ACCOUNT.............................................................................14
   Minimum Guaranteed and Current Interest Rates...............................................14
   Calculation of Guaranteed Account Value.....................................................15
   Transfers from the Guaranteed Account.......................................................15
   Payment Deferral from the Guaranteed Account................................................15
CHARGES AND DEDUCTIONS.........................................................................15
   Premium Expense Charge......................................................................15
   Monthly Deduction...........................................................................16
      Cost of Insurance Charge.................................................................16
   Daily Mortality and Expense Risk Charge.....................................................18
   Transfer Charge.............................................................................18
   Surrender Charge............................................................................18
      Sales Surrender Charge...................................................................18
      Administrative Surrender Charge..........................................................19
   Fund Expenses...............................................................................19
   Income Tax Charge...........................................................................20
   Special Arrangements........................................................................20
POLICY DESCRIPTION.............................................................................21
   Eligible Purchasers.........................................................................21
   Owner Rights................................................................................21
   Net Premium Allocations.....................................................................21
      Allocation Rules.........................................................................21
   Transfer Privilege..........................................................................22
      Minimum Amount of Transfers..............................................................22
      Timing of Transfers......................................................................22
      Limits on Transfers......................................................................22
      Charges for Transfers....................................................................22
      Methods of Transfers.....................................................................22
      Conversion Right.........................................................................23
      Excessive Trading........................................................................23
   Selecting and Changing the Beneficiary......................................................25
   Limits on Rights to Contest the Policy......................................................25
      Incontestability.........................................................................25
      Suicide Exclusion........................................................................25
   Supplemental and/or Rider Benefits..........................................................25
   Changes in the Policy or Benefits...........................................................27
   Participating...............................................................................28
PURCHASING YOUR POLICY.........................................................................28
   Applying for a Policy.......................................................................28
   Free Look Right to Cancel the Policy........................................................28


                                     VUL-2

PREMIUMS.......................................................................................28
      Planned Periodic Premiums................................................................28
      Additional Unscheduled Premiums..........................................................29
      Tax-Free "Section 1035" Exchanges........................................................29
      Limitations on Premium Payments..........................................................29
      Minimum No Lapse Period..................................................................30
      Premium Payments Upon Increase in Specified Amount.......................................30
      Grace Period.............................................................................30
   Crediting Net Premiums......................................................................30
   Dollar Cost Averaging Plan..................................................................30
   Portfolio Rebalancing Plan..................................................................31
   Earnings Sweep Plan.........................................................................31
   Model Asset Allocation Program..............................................................32
POLICY VALUES..................................................................................33
   Determining Account Value...................................................................33
      Subaccount Values........................................................................33
      Determination of Unit Value..............................................................33
      Net Investment Factor....................................................................33
      Guaranteed Account.......................................................................34
      Loan Account.............................................................................34
   Cash Value..................................................................................34
   Cash Surrender Value........................................................................34
DEATH BENEFIT AND CHANGES IN SPECIFIED AMOUNT..................................................34
   Amount of Death Benefit Proceeds............................................................34
   Death Benefit Options.......................................................................35
   Enhanced Death Benefit Option...............................................................35
   Use of Accounting Benefit Rider and Supplemental Coverage Rider.............................35
      Accounting Benefit Rider.................................................................36
      Supplemental Coverage Rider..............................................................36
   Changes in Death Benefit Option.............................................................37
   Changes in Specified Amount.................................................................37
   When Proceeds Are Paid......................................................................38
   Payment Options.............................................................................38
CASH BENEFITS..................................................................................38
   Loans.......................................................................................38
      Interest.................................................................................39
      Policy Debt..............................................................................39
      Loan Collateral..........................................................................39
      Loan Repayment; Effect if Not Repaid.....................................................39
      Effect of Policy Loan....................................................................40
   Surrendering the Policy for Cash Surrender Value............................................40
   Partial Cash Surrenders.....................................................................40
LAPSE AND REINSTATEMENT........................................................................40
   Lapse.......................................................................................40
   Reinstatement...............................................................................41
TAX CONSIDERATIONS.............................................................................41
DISTRIBUTION OF THE POLICIES...................................................................44
LEGAL PROCEEDINGS..............................................................................44
FINANCIAL STATEMENTS...........................................................................44
IMSA...........................................................................................44
APPENDIX A - GLOSSARY OF TERMS.................................................................45
APPENDIX B - DISCLAIMERS.......................................................................46

                                     VUL-3

                      SUMMARY OF POLICY BENEFITS AND RISKS

Please read this summary. There are more detailed explanations of these topics in the sections identified in the table of contents above. Unless we indicate otherwise, in describing your policy in this Prospectus, we assume that your policy is in force and that you have no outstanding policy debt.

We designed your policy to be a long-term investment that provides insurance benefits. You should evaluate your policy based on your need for insurance, and your policy's long-term investment potential. It might not be to your advantage to replace your existing insurance coverage with this policy. If you already have life insurance, it might not be to your advantage to use loan proceeds or withdrawal proceeds from another policy to purchase this policy. Purchasing this policy is not appropriate if you are looking for a short-term investment, and a few of the policy's features might not be suitable for your situation. If you surrender the policy during its early years, you will pay substantial surrender charges.

Policy Benefits and Risks

Your policy offers you many benefits and presents you with certain risks.

Your policy offers you the benefits of:

     o insurance coverage on a person's life; proceeds under the policy can pass free of federal and state income tax at the death of the insured;

     o allocating your net premiums to various investment options that cover a broad spectrum of investment objectives and risk tolerances that may, if and when investment performance is positive, help you increase your account value at a faster rate than you could expect in a fixed life insurance product paying a fixed rate of interest on your net premium payments;

     o reallocating your account value through Dollar Cost Averaging, Portfolio Rebalancing, and our Earnings Sweep Plans; these plans do not assure a profit nor protect against an investment loss;

     o choosing among various supplemental riders including a Term Insurance for Other Insured Persons Rider, No-Lapse Rider, and an Accelerated Benefit Rider that provide additional optional features (they are described beginning on page 25);

     o our guarantee to keep your policy in force during the first three policy years as long as you meet the minimum no-lapse premium requirement;

     o obtaining current information about your policy and performing certain functions related to your policy through our Service Central Internet system (which is described on page 23);

     o receiving personalized illustrations in connection with the purchase of this policy that reflect your own particular circumstances. These hypothetical illustrations may help you to understand the long-term effects of different levels of investment performance, the possibility of lapse and the charges and deductions under the policy. They will also help you to compare this policy to other insurance policies. The personalized illustrations are based on hypothetical rates of return and are not a representation or guarantee of investment returns or cash value;

     o selecting from three death benefit options available under your policy: a level death benefit ("Option A"), a death benefit that includes the account value ("Option B"), or a death benefit that guarantees return of premiums ("Option C"); and you can change your death benefit option;

     o after the first policy year, borrowing against your policy for up to 90% of your account value in the variable account and 100% of your account value in the guaranteed account, minus any applicable surrender charge and loan interest to the annual date; if you do, we will transfer an amount equal to the

                                     VUL-4
          loan from the variable account and the guaranteed account to the loan account as collateral for the loan; we will charge interest on the loan and will credit interest on amounts in the loan account;

     o taking a full or partial cash surrender of at least $100 from your policy at any time before the insured's death, subject to applicable fees and limits; and

     o deciding how we pay proceeds under the policy; we may pay cash surrender value or the death benefit proceeds as a lump sum or under one of our payment options.

 Buying your policy also exposes you to the risk that:

     o you may want to take cash value out of your policy by taking a partial cash surrender or a loan from your policy during the early policy years when your cash surrender value is likely to be too low to permit you to do so;

     o    we do not guarantee any minimum cash surrender value;

     o if the value of your policy can no longer cover the policy's monthly charges and any loan interest due, your policy will be in default and a grace period will begin. There is a risk that if partial cash surrenders, loans, and charges reduce your account value to too low an amount and/or if the investment experience of your selected subaccounts is unfavorable, then your policy could terminate. In that case, you will have a 61-day grace period to make a sufficient payment. If you do not make a sufficient payment before the grace period ends, your policy will terminate (lapse) without value; all rights and benefits under your policy, including your insurance coverage, will end. If your policy lapses while loans are outstanding, adverse tax consequences may result. After your policy terminates, you may reinstate your policy within five years subject to certain conditions;

     o if your policy lapses, you may find it difficult to replace the life insurance coverage for a similar cost when the insured is at an older age and possibly in poorer overall health;

     o loans and partial cash surrenders may significantly affect current and future account value, cash surrender value, and death benefit proceeds;

     o we believe that a policy issued on a standard basis should satisfy applicable federal tax law requirements to qualify as a life insurance policy. There is less guidance, however, with respect to a policy issued on a substandard basis (i.e., a rate class with extra rating involving higher than standard mortality risk) and it is not clear whether such a policy will in all cases satisfy the applicable requirements. If it is subsequently determined that your policy does not satisfy the applicable requirements, we may take appropriate steps to bring your policy into compliance with such requirements and we reserve the right to modify your policy as necessary in order to do so.

     o depending on the total amount of premiums you pay, the policy may be treated as a modified endowment contract (MEC) under federal tax laws. If this occurs, partial cash surrenders, as well as policy loans, will be taxable as ordinary income to the extent there is a gain in the policy. In addition, a 10% penalty tax may be imposed on the gain received from full and partial cash surrenders, and loans. You should consult a tax adviser for assistance in all tax matters involving your policy. There is a further discussion of the tax consequences of your life insurance policy being treated as a modified endowment contract in the Tax Considerations section on page 41.

     o we may not have adequate claims-paying ability to the extent amounts are payable from our guaranteed account at the time the insured person dies or you surrender your policy; and

     o our general liabilities and general account investment performance may hinder our ability to pay an interest rate in excess of the guaranteed interest rate for the guaranteed account.

                                     VUL-5

Portfolio Risks

Additional information concerning the investment objectives and policies of the portfolios, as well as risks, can be found in the current portfolio prospectuses that accompany this Prospectus. You should read the prospectuses for the portfolios carefully before making any decision about the allocation of your net premiums.

Fee Tables

The following tables describe the fees and expenses that you may pay when buying and owning the policy. If the amount of the charge depends on the personal characteristics of the insured, then the fee table lists the minimum and maximum charges we assess under the policy, and the fees and charges of an insured with the characteristics set forth below. These charges may not be typical of the charges you will pay.

The first table describes the fees and expenses that you will pay when buying the policy, paying premiums, making partial cash surrenders from the policy, surrendering the policy, transferring account value among the subaccounts and the guaranteed account, or taking a loan.

                                                       TRANSACTION FEES
--------------------------------- ---------------------------- ------------------------------ -----------------------
Charge(1)                         When Charge is Deducted      Guaranteed Maximum Amount      Current Amount
                                                               Deducted                       Deducted
--------------------------------- ---------------------------- ------------------------------ -----------------------
Sales Charge Imposed on           when premiums are paid       4% of premium paid during      2% for all policy
Premiums (Load)                                                first 10 policy years; 2% of   years
                                                               premium paid thereafter
--------------------------------- ---------------------------- ------------------------------ -----------------------
Premium Tax Charge                when premiums are paid       2.5% of premium paid           2.0% of premium paid
--------------------------------- ---------------------------- ------------------------------ -----------------------
Sales Surrender Charge (Load)     at time of surrender or      26.0% of premiums paid up to   same as guaranteed
     (2)(3)                       lapse until end of 10th      sales surrender premium        maximum amount
                                  policy year                  shown in policy (during the
                                                               first five policy years)
--------------------------------- ---------------------------- ------------------------------ -----------------------
Minimum and Maximum               at time of surrender or      $0.50 to $7.50 per $1000 of    same as guaranteed
Administrative Surrender          lapse during the first 10    base specified amount          maximum amount
Charge(2) (4)                     policy years and 10 years    (during the first five
                                  following an increase in     policy years)
                                  specified amount
--------------------------------- ---------------------------- ------------------------------ -----------------------
Administrative Surrender Charge   at time of surrender or      $3.50 per $1000 of base        same as guaranteed
for a 36-year old male insured    lapse during the first 10    specified amount (during the   maximum amount
(2)                               policy years and 10 years    first five policy years)
                                  following an increase in
                                  specified amount
--------------------------------- ---------------------------- ------------------------------ -----------------------
Transfer Fees                     when transfers are made      $15 per transfer               $10 per transfer
                                                                                              after the first 12
                                                                                              per policy year; the
                                                                                              first 12 per policy
                                                                                              year are free
--------------------------------- ---------------------------- ------------------------------ -----------------------
Loan Interest Spread(5)           at the end of each policy    1.50% annually of amount in    1.50% annually of
                                  year, or upon death,         the loan account during the    amount in the loan
                                  policy lapse, or             first ten policy years; 0.50%  account during the
                                  surrender, if earlier        thereafter                     first ten policy
                                                                                              years; 0% thereafter
--------------------------------- ---------------------------- ------------------------------ -----------------------

(1) We do not currently assess any charge for income taxes incurred as a result of the operations of the subaccounts of the separate account. We reserve the right, however, to assess a charge for such taxes against the subaccounts if we determine that income taxes will be incurred.


                                     VUL-6

2 The surrender charge has two components: a sales surrender charge and an administrative surrender charge. The sales surrender premium on which the sales surrender charge is based varies based on issue age, gender, specified amount, and rate class applicable to the insured. Your maximum sales surrender premium is stated in your policy. The administrative surrender charge component varies based on issue age (or age at the time of an increase in specified amount) and the policy year in which the charge is imposed. The surrender charges shown may not be typical of the charges you will pay. Please see your policy for more information about the surrender charge that applies to you. You may obtain more information about your surrender charge from your agent or by contacting us at 1-800-319-6902.

3 The sales surrender charge declines after the fifth policy year based on the policy year to zero after the 10th policy year. The minimum sales surrender premium is $0.65 per $1000 of specified amount for a female, 1-year-old, tobacco insured; the maximum sales surrender premium is $32.00 per $1000 of specified amount for a male, 75-year-old, tobacco insured.

4 The maximum charge occurs during policy years 1 through 5 and is based on the following characteristics: for issue ages 0 to 9, $0.50 per $1000; for issue ages 10 to 19, $1.50 per $1000; for issue ages 20 to 29, $2.50 per $1000; for issue ages 30 to 39, $3.50 per $1000; for issue ages 40 to 49, $4.50 per $1000;
for issue ages 50 to 59, $5.50 per $1000; for issue ages 60 to 69, $6.50 per $1000; and for issue ages 70 and higher, $7.50 per $1000. The rates apply during the first five policy years and then decline monthly to zero at the end of the 10th policy year.

(5) The loan interest spread is the difference between the amount of interest we charge you for a loan (currently 4.50%, during the first ten policy years and 3.00% thereafter compounded annually) and the amount of interest we credit to the amount in your loan account (currently 3.00%).

This table describes the fees and expenses that you will pay periodically during the time that you own your policy, not including portfolio fees and expenses.

                             PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES
-------------------------------- ------------------------ ------------------------------- ---------------------------
Charge                           When Charge is Deducted  Guaranteed Maximum Amount       Current Amount Deducted
                                                          Deducted
-------------------------------- ------------------------ ------------------------------- ---------------------------
Cost of Insurance (6), (7)       On the policy date,      $.06 per $1000 of risk amount   $0.06 per $1000 of risk
                                 and each monthly date    to $83.33 per $1000 of risk     amount to $35.91 per
                                 thereafter               amount                          $1000 of risk amount
-------------------------------- ------------------------ ------------------------------- ---------------------------
Cost of Insurance for the        On the policy date,      $.15 per $1000 in risk amount   $0.13 per $1000 of risk
following insured: (6)           and each monthly date                                    amount
                                 thereafter
male, 36-year-old standard
non-tobacco, $300,000
specified amount, Death
Benefit Option A, first year
of policy
-------------------------------- ------------------------ ------------------------------- ---------------------------
Monthly Administrative Charge    On the policy date and   $25.00 during the first         $7.00 for policies with
                                 each monthly date        policy year; $10.00             specified amount of less
                                 thereafter               thereafter                      than $250,000; $5.00 for
                                                                                          policies with specified
                                                                                          amount $250,000 and over
-------------------------------- ------------------------ ------------------------------- ---------------------------
Mortality and Expense Risk       On the policy date and   0.75% of account value on an    same as guaranteed
Charge                           each day thereafter      annual basis in the separate
                                                          account first 10 policy
                                                          years; 0.25% of account value
                                                          on an annual basis in the
                                                          separate account thereafter
-------------------------------- ------------------------ ------------------------------- ---------------------------

6 The cost of insurance rate varies based on the insured's issue age (or age at increase of specified amount), gender, rate class, specified amount and policy year. The cost of insurance charge is calculated based on the risk amount. The current cost of insurance charges may be less than those shown above. Generally, current cost of insurance charges are lower for policies with a specified amount of $250,000 or more. If you elect either or both the Accounting Benefit Rider ("ABR") ("Term Insurance Rider" in Massachusetts and New York) and the Supplemental Coverage Rider ("SCR") to supplement your insurance coverage under the policy, your cost of insurance charge will be affected. (See the rider charges table below, where the rates for cost of insurance of each rider is disclosed, and also "Use of Accounting Benefit Rider and Supplemental Coverage Rider," page 35.) During the early years of the policy, the ABR will provide lower current cost of insurance rates than available under the base


                                     VUL-7
policy. The SCR will provide lower current cost of insurance rates in all policy years. Use of the riders can lower the cost of insurance charge you would otherwise pay for a given amount of insurance coverage. If you elect to use the ABR, there is a specified amount charge per thousand of ABR specified amount that varies by gender, rate class, issue age, policy year and death benefit option. There are no monthly charges for the SCR, other than a cost of insurance charge. The cost of insurance charges shown in the table may not be representative of the charges you will pay. Please see your policy for more information about the cost of insurance that applies to you. You may obtain more information about your cost of insurance charge from your agent or by contacting us at 1-800-319-6902.

7 The minimum charge is based on an insured with the following characteristics: issue age 10, female, non-tobacco; the maximum charge is based on an insured with the following characteristics: attained age 99, male, tobacco.

---------------------------------------------- ------------------------------- ---------------------------------------
Optional Rider Charges                         When Charge is Deducted         Guaranteed Maximum Amount Deducted
---------------------------------------------- ------------------------------- ---------------------------------------
Minimum and Maximum Term Rider for Other       On the rider issue date and     $0.06 to $83.33 per $1000 of rider
Insured Persons(7,8)                           each monthly date thereafter    coverage
---------------------------------------------- ------------------------------- ---------------------------------------
Term Insurance Rider for Other Insured         On the rider issue date and
Persons charges for the following insured:(8)  each monthly date thereafter
an "other insured person" who is female, age                                   $0.13 per $1000 of rider coverage
36, standard non tobacco, $300,000 specified
amount of rider coverage
---------------------------------------------- ------------------------------- ---------------------------------------
Accounting Benefit Rider ("Term Insurance      On the policy issue date and
Rider" in Massachusetts and New York) (9)      each monthly date thereafter
o    Minimum and Maximum Cost of                                               $0.06 to $83.33 per $1000 of ABR risk
     Insurance Charge (7)                                                      amount
o    Minimum and Maximum Specified                                             $0.00 to $1.54 per $1000 of ABR
     Amount Charge(10)                                                         specified amount
---------------------------------------------- ------------------------------- ---------------------------------------
Accounting Benefit Rider ("Term Insurance      On the policy issue date and
Rider" in Massachusetts and New York)          each monthly date thereafter
charges for the following insured:(9)
a male,  36-year old standard non-tobacco
o    Cost of Insurance Charge                                                  $0.15 per $1000 of ABR risk amount
o    Specified Amount Charge                                                   $0.07 per $1000 of ABR specified amount
---------------------------------------------- ------------------------------- ---------------------------------------
Minimum and Maximum Charges for Guaranteed     On the rider issue date and     $0.06 to $0.19 per $1000 of rider
Insurability Option Rider(11)                  each monthly date thereafter    coverage
---------------------------------------------- ------------------------------- ---------------------------------------
Guaranteed Insurability Option Rider charges   On the rider issue date and
for the following insured: (11)                each monthly date thereafter
a male, 36 year old                                                            $0.19 per $1000 of rider coverage
---------------------------------------------- ------------------------------- ---------------------------------------
Minimum and Maximum Cost of Insurance Charge   On the rider issue date and     $0.06 to $83.33 per $1000 of SCR risk
for Supplemental Coverage Rider (7,12)         each monthly date thereafter    amount
---------------------------------------------- ------------------------------- ---------------------------------------
Cost of Insurance Charge for Supplemental      On the rider issue date and
Coverage Rider for the following insured:      each monthly date thereafter
(12)
a male, 36 year old standard non tobacco,                                      $0.16 per $1000 of SCR risk amount
$300,000 specified amount, Death Benefit
Option A
---------------------------------------------- ------------------------------- ---------------------------------------
Minimum and Maximum Charges for Accidental     On the rider issue date and     $0.02 per $1000 to $0.13 per $1000 of
Death Benefit Rider(13,14)                     each monthly date thereafter    rider coverage
---------------------------------------------- ------------------------------- ---------------------------------------
Accidental Death Benefit Rider charges for     On the rider issue date and
the following insured:(13)                     each monthly date thereafter
a male, 36 year old                                                            $0.07 per $1000 of rider coverage
---------------------------------------------- ------------------------------- ---------------------------------------


                                     VUL-8

---------------------------------------------- ------------------------------- ---------------------------------------
Optional Rider Charges                         When Charge is Deducted         Guaranteed Maximum Amount Deducted
---------------------------------------------- ------------------------------- ---------------------------------------
Minimum and Maximum Charges for Total          On the rider issue date and     $1.64 to $17.28 per $100 of monthly
Disability Benefit Rider--Waiver of Monthly    each monthly date thereafter    deduction waived
Deduction (15,16)
---------------------------------------------- ------------------------------- ---------------------------------------
Total Disability Benefit Rider--Waiver of      On the rider issue date and
Monthly Deduction for the following insured:   each monthly date thereafter
(15)
a male, 36 year old standard non tobacco                                       $2.34 per $100 of monthly deduction
                                                                               waived
---------------------------------------------- ------------------------------- ---------------------------------------
Minimum and Maximum Charges for Total          On the rider issue date and     $0.84 to $8.64 per $100 of monthly
Disability Benefit Rider--Policy               each monthly date thereafter    benefit
Continuation to Maturity Date Not Guaranteed
(16,17)
---------------------------------------------- ------------------------------- ---------------------------------------
Total Disability Benefit Rider--Policy         On the rider issue date and
Continuation to Maturity Date Not Guaranteed   each monthly date thereafter
for the following insured:(17)
a male, 36 year old standard non tobacco                                       $1.17 per $100 of monthly benefit
---------------------------------------------- ------------------------------- ---------------------------------------
Children's Insurance Rider                     On the issue date and each      $0.48 per $1000 of rider coverage
                                               monthly date thereafter
---------------------------------------------- ------------------------------- ---------------------------------------
Enhanced Death Benefit Option                                                  No charge for electing the enhanced
                                                                               death benefit, but your cost of
                                                                               insurance may increase if elected
---------------------------------------------- ------------------------------- ---------------------------------------
No Lapse Rider                                                                 No charge
---------------------------------------------- ------------------------------- ---------------------------------------
Insurance Exchange Rider(18)                                                   No charge
---------------------------------------------- ------------------------------- ---------------------------------------
Accelerated Benefit Rider                                                      No charge for the rider;
                                               After issuance of loan, at      Loan interest spread of 1.50%
                                               the end of each policy year,    annually during the first ten policy
                                               or upon death, policy lapse,    years, 0.50% thereafter (5)
                                               or surrender, if earlier        0.5% administrative fee on the amount
                                                                               advanced (19)
---------------------------------------------- ------------------------------- ---------------------------------------
Scheduled Increase Option Rider for the                                        No charge
Insured
---------------------------------------------- ------------------------------- ---------------------------------------
Paid-Up Life Insurance Benefit Endorsement     When Benefit Elected            3.5% of account value
---------------------------------------------- ------------------------------- ---------------------------------------

8 The term rider for other insured persons varies based on the insured's issue age (or age at increase of specified amount), gender, rate class, risk amount, and duration. The term rider charges shown in the table may not be representative of the charges you will pay. Please see your policy for more information about the term rider for other insured persons charge that applies to you. You may obtain more information about your term rider charge from your agent or by contacting us at 1-800-319-6902.

9 The cost of insurance component of the Accounting Benefit Rider ("Term Insurance Rider" in Massachusetts and New York) varies based on the insured's issue age (or age at increase of ABR specified amount), gender, rate class, risk amount and duration. The specified amount cost component of the Accounting Benefit Rider varies based on the insured's issue age (or age at increase of specified amount), gender, rate class, specified amount allocated to the Accounting Benefit Rider, and duration. The Accounting Benefit Rider charges shown in the table may not be representative of the charges you will pay. Please see your policy for more information about the Accounting Benefit Rider for other insured persons charge that applies to you. You may obtain more information about your Accounting Benefit Rider charge from your agent or by contacting us at 1-800-319-6902.

10 The minimum ABR specified amount charge is based on an insured with the following characteristics: issue age 0, male, tobacco; the maximum charge is based on an insured with the following characteristics: issue age 75, male, tobacco.

11 The Guaranteed Insurability Option Rider varies based on the insured's issue age. The Guaranteed Insurability Option Rider charges shown in the table may not be representative of the charges you will pay. Please see your policy for more information about the Guaranteed Insurability Option Rider charge that applies to you. You may obtain more information about your Guaranteed Insurability Option Rider charge from your agent or by contacting us at 1-800-319-6902.

12 The cost of insurance charge for the Supplemental Coverage Rider varies based on the insured's issue age (or age at increase of specified amount), gender, rate class, SCR risk amount and duration. The SCR cost of insurance charges shown in the table may not be representative of the charges you will pay. Please see your policy for more information about the SCR cost of insurance that applies to you. You may obtain more information about your SCR cost of insurance charge from your agent or by contacting us at 1-800-319-6902.

                                     VUL-9

13 The Accidental Death Benefit Rider varies based on insured's issue age, gender, and duration. The Accidental Death Benefit Rider charges shown in the table may not be representative of the charges you will pay. Please see your policy for more information about the accidental death rider charge that applies to you. You may obtain more information about your term rider charge from your agent or by contacting us at 1-800-319-6902.

14 The minimum charge is based on an insured with the following characteristics: issue age 2, female; the maximum charge is based on an insured with the following characteristics: issue age 69, male.

15 The Total Disability Benefit Rider - Waiver of Monthly Deduction Rider varies based on the amount of your policy's monthly deduction. The Total Disability Benefit Rider - Waiver of Monthly Deduction charges shown in the table may not be representative of the charges you will pay. Please see your policy for more information about the Total Disability Benefit Rider - waiver of monthly characteristics charge that applies to your policy. You may obtain more information about your Total Disability Benefit Rider - Waiver of Monthly Deduction charge from your agent or by contacting us at 1-800-319-6902.

16 The minimum charge is based on an insured with the following characteristics: issue age 0, male, tobacco; the maximum charge is based on an insured with the following characteristics: issue age 59, male, tobacco.

17 The Total Disability Benefit Rider - Policy Continuation to Maturity Date Not Guaranteed Rider varies based on the monthly disability benefit you select at the time you add the rider to your policy. The Total Disability Benefit Rider -Policy Continuation to Maturity Date Not Guaranteed Rider charges shown in the table may not be representative of the charges you will pay. Please see your policy for more information about the Total Disability Benefit Rider - Policy Continuation to Maturity Date Not Guaranteed Rider charge that applies to you. You may obtain more information about your Total Disability Benefit Rider - Policy Continuation to Maturity Date Not Guaranteed Rider charge from your agent or by contacting us at 1-800-319-6902.

18 While there is no charge to add this rider, an insurance exchange could result in a cost or credit to the owner, depending both on whether the substitute insured has higher or lower costs of insurance, due to age, gender, and rate class, than the original insured, and on which policy type the owner selects.

19 While there is no charge to add this rider, if you request an accelerated benefit, the advance and any premiums we pay on your behalf after you get the advance will be subject to loan interest. We do not currently charge the 0.5% administrative fee.
                                      * * *

This table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time that you own your policy. The fees and expenses are for the fiscal year ended December 31, 2007. Expenses of the portfolios may be higher in the future. More detail about each portfolio's fees and expenses is contained in the portfolio's prospectus.

o        TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES

                     Minimum          Maximum

                      0.39%            1.58%

Expenses that are deducted from portfolio company assets including management fees, distribution and/or service 12b-1 fees and other expenses. Class 12b-1 shares of certain funds have adopted distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows funds to pay fees out of fund assets to those who sell and distribute fund shares. In addition to 12b-1 fees, we receive from some of our participating investment advisers annual revenue sharing of between 0.05% and 0.25% of subaccount assets for providing various shareholder support services. For further information concerning compensation paid for the sale of the policies, see "Distribution of the Policies" on page 44.

The portfolio expenses used to prepare this table were provided to Union Central by the funds. Union Central has not independently verified such information.



                                     VUL-10

                    GENERAL INFORMATION ABOUT UNION CENTRAL,
                     THE SEPARATE ACCOUNT AND THE PORTFOLIOS

The Union Central Life Insurance Company

The Union Central Life Insurance Company ("Union Central"), 1876 Waycross Road, Cincinnati, Ohio 45240,issues the policies. We are a stock life insurance company organized under the laws of the State of Ohio in 1867. We primarily sell life and disability insurance and annuities and we are currently licensed to do business in all states and the District of Columbia.

Union Central is an indirect wholly-owned subsidiary of UNIFI Mutual Holding Company, a Nebraska mutual insurance holding company.

Carillon Life Account

We established Carillon Life Account (the "separate account") as a separate investment account under Ohio law on July 10, 1995. It supports your policy and may be used to support other variable life insurance policies, and for other purposes permitted by law. We own the assets in the separate account. The separate account is divided into subaccounts which invest in shares of the portfolios. Income, gains and losses of the separate account reflect the separate account's investment experience and not the investment experience of our other assets. The assets of the separate account may not be charged with liabilities of Union Central other than those arising from the variable life policies. We are obligated to pay all benefits provided under your policy.

The Portfolios

Subaccounts of the separate account currently invest in the designated portfolios of the funds, as shown in the chart below.

The investment experience of each subaccount of the separate account depends on the investment performance of its corresponding portfolio. Each portfolio is registered with the SEC under the Investment Company Act of 1940 (the "1940 Act") as a series of an open-end diversified investment company. The SEC does not, however, supervise the management or the investment practices and policies of the portfolios. The assets of each portfolio are separate from assets of the others, and each portfolio has different investment objectives and policies. As a result, each portfolio operates independently and the investment performance of one portfolio has no effect on the investment performance of any other portfolio. Complete descriptions of each variable investment option's investment objectives and restrictions and other material information related to an investment in the variable investment option are contained in the prospectus for each of the portfolios, which accompany this Prospectus.

The separate account subaccount underlying portfolios listed below are designed primarily as investments for variable annuity and variable life insurance policies issued by insurance companies. They are not publicly traded mutual funds available for direct purchase by you. There is no assurance the investment objectives will be met. This information is just a summary for each underlying portfolio. You should read the fund's prospectus for an underlying portfolio accompanying this Prospectus for more information about that portfolio, including detailed information about the portfolio's fees and expenses, investment strategy and investment objective, and potential risks such as those related to mixed and shared funding for portfolios that are also offered through variable life insurance policies and qualified pension and retirement plans.

The portfolios that are available through the policy and their investment advisers are:

--------------------------------------------------------------------------------------------------------------------
                         FUND NAME                                             INVESTMENT ADVISER
Portfolio Name / (Subadviser)                                Portfolio Type / Summary of Investment Strategy
--------------------------------------------------------------------------------------------------------------------
                AIM Variable Insurance Funds                               Invesco Aim Advisors, Inc.
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund, Series I -                        Long-term growth of capital.
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund, Series I -               Growth of capital.
--------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Fund, Series I -               Long-term growth of capital.
--------------------------------------------------------------------------------------------------------------------
   - Subadvisers: AIM Funds Management Inc. (AIM Funds Management Inc. anticipates changing its name to Invesco
   Trimark Investment Management Inc. on or prior to December 31, 2008); Invesco Global Asset Management (N.A.),
   Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior Secured Management, Inc.; Invesco Hong Kong Limited;
   Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Asset Management
   Deutschland, GmbH; and Invesco Australia Limited
--------------------------------------------------------------------------------------------------------------------

                                     VUL-11

--------------------------------------------------------------------------------------------------------------------
                  The Alger American Fund                                 Fred Alger Management, Inc.
--------------------------------------------------------------------------------------------------------------------
Alger American Capital Appreciation Portfolio, Class O      Long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio, Class O             Long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------------
               American Century Investments                    American Century Investment Management, Inc. (1)
                                                            American Century Global Investment Management, Inc. (2)
--------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund, Class I (1)       Capital growth; income is secondary.
--------------------------------------------------------------------------------------------------------------------
American Century VP International Fund, Class I (2)         Capital growth.
--------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value Fund, Class I (1)         Long-term capital growth; income is secondary.
--------------------------------------------------------------------------------------------------------------------
American Century VP Value Fund, Class I (1)                 Long-term capital growth; income is secondary.
--------------------------------------------------------------------------------------------------------------------
              Calvert Variable Series, Inc.*                        Calvert Asset Management Company, Inc.
--------------------------------------------------------------------------------------------------------------------
Ameritas Core Strategies Portfolio                          Long-term capital appreciation; current income is
                                                            secondary.
--------------------------------------------------------------------------------------------------------------------
Income Portfolio                                            Long-term income.
--------------------------------------------------------------------------------------------------------------------
Social Equity Portfolio                                     Capital growth.
--------------------------------------------------------------------------------------------------------------------
                   DWS Variable Series I                         Deutsche Investment Management Americas Inc.
--------------------------------------------------------------------------------------------------------------------
DWS Capital Growth VIP Portfolio, Class A                   Long-term capital growth.
--------------------------------------------------------------------------------------------------------------------
                  DWS Variable Series II                         Deutsche Investment Management Americas Inc.
--------------------------------------------------------------------------------------------------------------------
DWS Dreman Small Mid Cap Value VIP Portfolio, Class A       Long-term capital growth.
--------------------------------------------------------------------------------------------------------------------
DWS Global Thematic VIP Portfolio, Class A                  Long-term capital growth.
--------------------------------------------------------------------------------------------------------------------
DWS Money Market VIP Portfolio, Class A                     Money market.
--------------------------------------------------------------------------------------------------------------------
           Fidelity(R) Variable Insurance Products                    Fidelity Management & Research Company
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio, Service Class 2    Long-term growth.
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Equity-Income Portfolio, Service Class 2    Index:  S&P 500 Index.
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP High Income Portfolio, Service Class 2      Income and growth.
--------------------------------------------------------------------------------------------------------------------
   Franklin Templeton Variable Insurance Products Trust                Templeton Global Advisors Limited
--------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund, Class 2                   Long-term capital growth.
--------------------------------------------------------------------------------------------------------------------
              MFS(R) Variable Insurance TrustSM                      Massachusetts Financial Services Company
--------------------------------------------------------------------------------------------------------------------
MFS(R) VIT High Income Series, Initial Class                Total return with emphasis on high income.
--------------------------------------------------------------------------------------------------------------------
MFS(R) VIT New Discovery Series, Initial Class              Capital appreciation.
--------------------------------------------------------------------------------------------------------------------
MFS(R) VIT Research International Series, Initial Class     Capital appreciation.
--------------------------------------------------------------------------------------------------------------------
MFS(R) VIT Total Return Series, Initial Class               Total return.
--------------------------------------------------------------------------------------------------------------------
MFS(R) VIT Utilities Series, Initial Class                  Total return.
--------------------------------------------------------------------------------------------------------------------
        Neuberger Berman Advisers Management Trust                     Neuberger Berman Management Inc.
--------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio, Class I             Capital growth.
--------------------------------------------------------------------------------------------------------------------
            Oppenheimer Variable Account Funds                              OppenheimerFunds, Inc.
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA, Non-Service       Capital appreciation.
Shares
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA, Non-Service Shares   Long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street(R) Fund/VA, Non-Service Shares      Total return.
--------------------------------------------------------------------------------------------------------------------
                 Seligman Portfolios, Inc.                            J. & W. Seligman & Co. Incorporated
--------------------------------------------------------------------------------------------------------------------
Seligman Communications and Information Portfolio, Class 2  Capital gain.
--------------------------------------------------------------------------------------------------------------------
Seligman Smaller-Cap Value Portfolio, Class 2               Long-term capital growth.
--------------------------------------------------------------------------------------------------------------------
    Summit Mutual Funds, Inc., Summit Pinnacle Series*                 Summit Investment Partners, Inc.
--------------------------------------------------------------------------------------------------------------------
Summit Balanced Index Portfolio                             Index:  60% S&P 500; 40% Lehman Bond Index.
--------------------------------------------------------------------------------------------------------------------
Summit Bond Portfolio                                       Bond.
--------------------------------------------------------------------------------------------------------------------
Summit EAFE International Index Portfolio                   Index:  MSCI EAFE Index.
--------------------------------------------------------------------------------------------------------------------
Summit Inflation Protected Plus Portfolio                   Inflation-adjusted income.
--------------------------------------------------------------------------------------------------------------------
Summit Lehman Aggregate Bond Index Portfolio                Index:  Lehman Aggregate Bond Index.
--------------------------------------------------------------------------------------------------------------------
Summit Lifestyle ETF Market Strategy Aggressive Portfolio   Target allocation - Aggressive.
--------------------------------------------------------------------------------------------------------------------
Summit Lifestyle ETF Market Strategy Conservative Portfolio Target allocation - Conservative.
--------------------------------------------------------------------------------------------------------------------
Summit Lifestyle ETF Market Strategy Target Portfolio       Target allocation - Moderate.
--------------------------------------------------------------------------------------------------------------------
Summit Nasdaq-100 Index Portfolio                           Index:  Nasdaq-100 Index.
--------------------------------------------------------------------------------------------------------------------
Summit Natural Resources Portfolio                          Specialty.
--------------------------------------------------------------------------------------------------------------------
Summit Russell 2000 Small Cap Index Portfolio               Index:  Russell 2000 Index.
--------------------------------------------------------------------------------------------------------------------
Summit S&P 500 Index Portfolio                              Index:  S&P 500 Index.
--------------------------------------------------------------------------------------------------------------------
Summit S&P MidCap 400 Index Portfolio                       Index - S&P MidCap 400 Index.
--------------------------------------------------------------------------------------------------------------------
Summit Zenith Portfolio                                     Long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------------
             T. Rowe Price Equity Series, Inc.                            T. Rowe Price Associates, Inc.
--------------------------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio-II                 Growth.
--------------------------------------------------------------------------------------------------------------------


                                     VUL-12

--------------------------------------------------------------------------------------------------------------------

             Third Avenue Variable Series Trust                           Third Avenue Management LLC
--------------------------------------------------------------------------------------------------------------------
Third Avenue Value Portfolio                                 Long-term capital growth.
--------------------------------------------------------------------------------------------------------------------
          The Universal Institutional Funds, Inc.                  Morgan Stanley Investment Management Inc.,
                                                                                 dba Van Kampen
--------------------------------------------------------------------------------------------------------------------
UIF Core Plus Fixed Income Portfolio, Class I                Total return.
--------------------------------------------------------------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class I               Long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------------
UIF U. S. Real Estate Portfolio, Class I                     Current income and long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------------

* These funds and their investment advisers are affiliates of the Company. Also, Ameritas Investment Corp., an affiliate of ours, is the underwriter for the Summit Mutual Funds, Inc., Summit Pinnacle Series.

There is no assurance that any of the portfolios will achieve their respective stated objectives. In addition, you should know that during extended periods of low interest rates, the yields of the DWS Money Market VIP may also become extremely low and possibly negative.

Distinctions Between the Portfolios and Other Funds from the Same Investment Adviser. The investment objectives and policies of certain portfolios are similar to the investment objectives and policies of other funds with similar names that may be managed by the same investment adviser. These other funds may be sold to the public and may have their performance results reported in the financial press. The investment results of the portfolios, however, are not likely to be reported in the financial press because they are used exclusively for the investment of money from variable insurance products like your policy. The portfolios may have higher or lower investment results than the other publicly reported funds. There can be no assurance, and no representation is made, that the investment results of any of the portfolios will be comparable to the investment results of any other fund, even if the other fund has the same investment adviser.

Addition, Deletion or Substitution of Investments. We reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the separate account or that the separate account may purchase. If the shares of a portfolio are no longer available for investment or if in our judgment further investment in any portfolio should become inappropriate in view of the purposes of the separate account, we may redeem the shares, if any, of that portfolio and substitute shares of another registered open-end management company or unit investment trust without owner consent. The substituted portfolio may have different investment objectives, fees and expenses. Substitution may be made with respect to existing investments or the investment of future premium payments, or both. We will not substitute any shares attributable to your policy's interest in the separate account without notice and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law. We may close subaccounts to allocations of premium payments or account value, or both, at any time, in our sole discretion.

We also reserve the right to establish additional subaccounts of the separate account, each of which would invest in shares corresponding to a new portfolio or in shares of another investment company having a specific investment objective. Subject to applicable law and any required SEC approval, we may in our sole discretion establish new subaccounts or eliminate one or more subaccounts if marketing needs, tax considerations or investment conditions warrant. Any new subaccount may be made available to existing policy owners on a basis we will determine.

If any of these substitutions or changes are made, we may by appropriate endorsement change the policy to reflect the substitution or other change. If we deem it to be in the policy owners' best interests, and subject to any approvals that may be required under applicable law, the separate account may be operated as a management company under the 1940 Act, it may be deregistered under that Act if registration is no longer required, or it may be combined with other Union Central separate accounts. We reserve the right to make any changes to the separate account required by the 1940 Act or other applicable law or regulation.

Please note that all of the portfolios described in the portfolio prospectuses may not be available under your policy. Moreover, we cannot guarantee that each portfolio will always be available for your policy, but in the unlikely event that a fund is not available, we will take reasonable steps to secure the availability of a comparable portfolio. Shares of each portfolio are purchased and redeemed at net asset value, without a sales charge.

                                     VUL-13

Voting Shares in the Portfolios. Because we are the legal owner of shares held by the subaccounts, we have the right to vote on all matters submitted to shareholders of the portfolios. However, as required by law, we will vote shares held in the subaccounts at regular and special meetings of shareholders of the portfolios in accordance with instructions received from policy owners with account value in the portfolios (this is sometimes called "pass through voting"). Should the applicable federal securities laws, regulations or interpretations thereof change, we may be permitted to vote shares of the portfolios in our own right, and if so, we may elect to do so.

To obtain your voting instructions, before a meeting we will send you voting instruction material, a voting instruction form and any other related material. We determine the number of shares in each subaccount for which you may give voting instructions by dividing the portion of your account value in the portfolio by the net asset value of one share of the applicable portfolio. Fractional votes will be counted. The number of votes for which you may give instructions will be determined as of the date established by the manager of the portfolio for determining shareholders eligible to vote at the relevant meeting of the portfolio. If we do not receive timely instructions for shares held by a subaccount, we will vote them in the same proportion as those shares for which we did receive instructions.

We may, if required by state insurance officials, disregard your voting instructions if they would require shares to be voted so as to cause a change in sub-classification or investment objectives of one or more of the portfolios, or to approve or disapprove an investment advisory agreement. In addition, we may under certain circumstances disregard voting instructions that would require changes in the investment advisory agreement or investment adviser of one or more of the portfolios, provided that we reasonably disapprove of such changes in accordance with applicable federal regulations. If we ever disregard your voting instructions, you will be advised of that action and of the reasons for such action in the next semiannual report. Finally, we reserve the right to modify the manner in which the weight to be given to pass-through voting instructions is calculated when such a change is necessary to comply with current federal regulations or the current interpretation thereof.

                               GUARANTEED ACCOUNT

Because of exemptive and exclusionary provisions, interests in the guaranteed account have not been registered under the Securities Act of 1933 nor has the guaranteed account been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the guaranteed account nor any interests therein are subject to the provisions of these Acts and, as a result, the staff of the Securities and Exchange Commission has not reviewed the disclosure in this Prospectus relating to the guaranteed account. The disclosure regarding the guaranteed account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

You may allocate some or all of your net premiums and transfer some or all of the account value in the variable account to the guaranteed account, which is part of our general account and pays interest at declared rates (subject to a minimum interest rate we guarantee to be at least 3%). The principal, after deductions, is also guaranteed. Our general account assets support our insurance and annuity obligations.

The portion of the account value allocated to the guaranteed account will be credited with interest, as described below. Since the guaranteed account is part of our general account, we assume the risk of investment gain or loss on this amount. All assets in the general account are subject to our general liabilities from business operations.

Minimum Guaranteed and Current Interest Rates

We guarantee that the guaranteed account will accumulate at a minimum effective annual interest rate of 3%. We may credit the guaranteed account with current rates in excess of the minimum guarantee, but we are not obligated to do so. These current interest rates are influenced by, but do not necessarily correspond to, prevailing general market interest rates. Since we, in our sole discretion, anticipate changing the current interest rate from time to time, different allocations to and from the guaranteed account will be credited with different current interest rates, based upon the date amounts are allocated into the guaranteed account. We may change the interest rate credited to new deposits at any time. Any interest credited on the amounts in the guaranteed account in excess of the minimum guaranteed rate will be determined in our sole discretion. You assume the risk that interest credited may not exceed the guaranteed rate.

                                     VUL-14

Amounts deducted from the guaranteed account for the monthly deduction, partial cash surrenders, transfers to the subaccounts, or charges are currently, for the purpose of crediting interest, accounted for on a last-in, first-out ("LIFO") method. We reserve the right to change the method of crediting from time to time, provided that such changes do not have the effect of reducing the guaranteed rate of interest below 3% per year.

Calculation of Guaranteed Account Value

The guaranteed account value at any time is equal to net premiums allocated or account value transferred to it, plus interest credited to it, minus amounts deducted, transferred, or surrendered from it.

Transfers from the Guaranteed Account

You may not transfer more than 20% of your guaranteed account value, as calculated on the annual date immediately preceding the date of the transfer, from the guaranteed account to the subaccounts, unless the balance after the transfer is less than $25, in which case we will transfer the entire amount.

Payment Deferral from the Guaranteed Account

We reserve the right to defer payment of any partial cash surrender, full surrender, or transfer from the guaranteed account for up to six months from the date of receipt of the notice for the partial or full surrender or transfer. Where required by state law, we will pay interest during the deferral period. However, we will not defer payment of any amounts designated to pay premiums on other policies in force with us.

                             CHARGES AND DEDUCTIONS

We deduct the charges described below to cover costs and expenses, services provided, and risks assumed under your policy. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits under your policy. For example, the sales charge and sales surrender charge may not fully cover all of the sales and distribution expenses we actually incur, and proceeds from other charges, including the cost of insurance charge and the mortality and expense risk charge, may be used in part to cover such expenses. We may profit from policy charges.

Premium Expense Charge

We deduct a sales charge equal to 2% of premiums paid from each premium payment. We reserve the right to increase the sales charge up to an amount equal to 4% of premiums paid during the first ten policy years; the charge is guaranteed to be no more than 2% thereafter. We use this sales charge to partially reimburse us for some of the expenses incurred in the distribution of the policies.

We also deduct a 2% charge for state and local premium taxes and expenses from each premium payment. We reserve the right to increase the premium tax charge to 2.50% per year. The state and local premium tax charge reimburses us for premium taxes we pay to various states and related administrative costs. The premium tax rates we pay range from 0.75% to 3.50%. The state in which your policy is issued may impose no premium tax, or a premium tax higher or lower than the charge deducted under the policies.

If you make premium payments, either planned or unscheduled, equal to or greater than one million dollars during the first policy year, your policy may qualify for reduced premium expense charges in the year in which the premium is paid. If during the first policy year, you actually make less than one million dollars in premium payments, or you make withdrawals or surrenders from the policy to the extent that less than one million dollars of premium remains in the policy on its first policy anniversary, we reserve the right to increase the first year's premium expense charges to the standard premium expense charge on all premium received during the first policy year, as though those standard charges were made at the time the premium payments were made. This chargeback will not occur if the reduction below one million dollars at the first policy anniversary is due to unfavorable investment performance. Before you deposit premium payments into your policy in order to qualify for the reduced premium expense charges, please consider the tax treatment of heavily-funded life insurance policies, which is explained at "Tax Considerations", page 41.

                                     VUL-15

Monthly Deduction

On each monthly anniversary of your policy date, we will deduct from your account value the monthly deductions due, commencing as of the policy date. The monthly deduction consists of:
     (1)  cost of insurance charges ("cost of insurance charge"),
     (2)  the monthly administrative charge (the "administrative charge"), and
     (3) any charges for supplemental and/or rider benefits ("supplemental and/or rider benefit charges"), as described below.

We deduct the monthly deduction on a pro rata basis from the variable account and from the guaranteed account, based on the percentages of your account value in each investment option, unless you choose to have the monthly deduction taken only from certain subaccounts by using the Monthly Deduction Endorsement.

The Monthly Deduction Endorsement provides you the option of choosing from which investment options the monthly deductions will be taken. If the investment options you choose do not have sufficient funds, the monthly deduction is made pro rata. You can add this endorsement at any time at no cost, and you can change which investment options receive the deductions upon written notice to us.

Cost of Insurance Charge.

This charge compensates us for the expense of providing insurance coverage. The charge depends on a number of variables and varies from policy to policy and from monthly date to monthly date. For any policy, we calculate the cost of insurance on a monthly date by multiplying the current cost of insurance rate for the insured by the risk amount under the policy for that monthly date.

Risk amount = (death benefit / (1 + the monthly guaranteed interest rate applicable to the guaranteed account)) - account value

As shown in the equation above, the risk amount for a monthly date is the difference between the death benefit (see page 34) for a policy (as adjusted to take into account assumed monthly earnings at an annual rate equal to the guaranteed interest rate for the guaranteed account) and the account value, as calculated on that monthly date less any monthly deduction due on that date (except the cost of insurance). For Death Benefit Options A and C, the portion of your account value you allocate to a variable investment option will have an effect on the risk amount, reducing it when the underlying investments are performing well and increasing it when the underlying investments are performing poorly. You may elect either or both the Accounting Benefit Rider ("Term Insurance Rider" in Massachusetts and New York) ("ABR") and the Supplemental Coverage Rider to supplement your insurance coverage under the policy. Election of either or both riders will affect the monthly cost of insurance charge under the policy. (See the expense table on page 7 and "Use of Accounting Benefit Rider and Supplemental Coverage Rider," page 35.) If you allocate a portion of your specified amount to the riders during the early years of the policy, the ABR will provide lower current cost of insurance rates than available under the base policy. This is primarily because surrender charges are not attributable to the ABR portion of your specified amount. The Supplemental Coverage Rider will provide lower current cost of insurance rates in all policy years because these charges are designed to provide term insurance coverage for any gap between your total death benefit and the combined amount of your base death benefit and your ABR death benefit. Use of the riders can lower the cost of insurance charge you would otherwise pay for a given amount of insurance coverage. Whether or not you allocate a portion of your specified amount to either or both riders, your death benefit is based on the total specified amount you choose.

The current cost of insurance rate for a policy is based on the age at issue, gender and rate class of the insured and on the policy year, and therefore varies from time to time. Generally, cost of insurance charges are lower over time for a person who buys a policy at a younger age than for someone who buys a policy at an older age. Also, generally, cost of insurance charges go up over the life of the policy. Different current cost of insurance rates apply to policies with a face amount under $250,000 than to policies with a face amount of $250,000 or more and, in general, policies with a face amount of $250,000 or more may have lower current cost of insurance rates. We currently place insureds in the following rate classes, based on underwriting: Juvenile (0-17), Standard Tobacco (ages 18-75), Standard Nontobacco (ages 18-75), Preferred Nontobacco (ages 18-70), or Preferred Plus (ages 18-70). The Preferred Nontobacco and Preferred Plus rate classes are only available under policies with initial specified amounts of $100,000 or more. We also may place an insured in a substandard rate class, which involves a higher mortality risk

                                     VUL-16
than the standard tobacco or standard nontobacco classes. If you are placed in a substandard rate class, your cost of insurance charges may be based on substandard table ratings or they may include flat charges calculated as dollars per thousand of risk amount, and these extra charges may be temporary or may be permanent.

Cost of insurance rates (whether guaranteed or current) for an insured in a standard nontobacco class are equal to or lower than guaranteed rates for an insured of the same age and gender in a standard tobacco class. Cost of insurance rates (whether guaranteed or current) for an insured in a standard nontobacco or tobacco class are generally lower than guaranteed rates for an insured of the same age and gender and tobacco status in a substandard class.

     Legal Considerations Relating to Gender-Distinct Premium Payments and Benefits. Mortality tables for the policies generally distinguish between males and females. Thus, premium payments and benefits under policies covering males and females of the same age will generally differ.

     We do, however, also offer policies based on unisex mortality tables if required by state law. Employers and employee organizations considering purchase of a policy should consult with their legal advisers to determine whether purchase of a policy based on gender-distinct actuarial tables is consistent with Title VII of the Civil Rights Act of 1964 or other applicable law. Upon request, we may offer policies with unisex mortality tables to such prospective purchasers.

We guarantee that the cost of insurance rates used to calculate the monthly cost of insurance charge will not exceed the maximum cost of insurance rates set forth in your policy. The guaranteed rates for standard classes are based on the 1980 Commissioners' Standard Ordinary Mortality Tables, Male or Female, Smoker or Non-smoker Mortality Rates ("1980 CSO Tables"). The guaranteed rates for substandard classes are based on multiples of or additives to the 1980 CSO Tables.

Our current cost of insurance rates may be less than the guaranteed rates that are set forth in the policy. Current cost of insurance rates will be determined based on our expectations as to future mortality, investment earnings, expenses, taxes, and persistency experience. These rates may change from time to time.

Costs Associated with Changes in Specified Amount. If you request an increase in coverage, we will determine a cost of insurance rate for the increase based on the age of the insured at the time of the increase. The following rules will apply for purposes of determining the risk amount for each rate.

We place the insured in a rate class when the policy is issued, based on our underwriting of the application. This original rate class applies to the initial specified amount. When you request an increase in specified amount, we conduct underwriting before approving the increase (except as noted below) to determine whether a different rate class will apply to the increase. If the rate class for the increase has lower cost of insurance rates than the original rate class, then the rate class for the increase will also be applied to the initial specified amount (an example of this would be if the insured has stopped smoking since the original policy was issued and now qualifies for non-tobacco rates). If the rate class for the increase has higher cost of insurance rates than the original rate class, the rate class for the increase will apply only to the increase in face amount, and the original rate class will continue to apply to the initial specified amount.

We do not conduct underwriting for an increase in specified amount if the increase is requested by exercising an option to increase the specified amount automatically, without underwriting. See "Supplemental and/or Rider Benefits," page 25, for the description of the Guaranteed Insurability Option Rider and the Scheduled Increase Option Rider. In such case, the insured's rate class for an increase will be the class in effect when the rider was issued.

If there is a decrease in specified amount after an increase, a decrease is applied first to decrease any prior increases in specified amount, starting with the most recent increase and then each prior increase.

Monthly Administrative Charge.

We deduct a monthly administrative charge from the account value on each monthly date. The administrative charge is currently $7 per month for policies with a specified amount of less than $250,000 and $5 per month for policies with a specified amount of $250,000 and higher. We reserve the right to increase the administrative charge during

                                     VUL-17
the first policy year up to $25 per month, and after the first policy year up to $10 per month. The administrative charge is guaranteed not to exceed $25 per month during the first policy year and $10 per month thereafter.

We use the monthly administrative charge to reimburse us for expenses incurred in administering policies and the separate account. Such expenses include but are not limited to: confirmations, annual reports and account statements, maintenance of policy records, maintenance of separate account records, administrative personnel costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees, the costs of other services necessary for owner servicing and accounting, valuation, regulatory and updating requirements.

Should the guaranteed charges prove to be insufficient, we will not increase the charges above such guaranteed levels.

Supplemental and/or Rider Benefit Charges.

The cost of additional benefits provided by riders is part of the monthly deduction and is charged to your account value on the monthly date. If you are terminally ill and exercise the Accelerated Benefits Rider, you will incur costs similar to a policy loan. See "Supplemental and/or Rider Benefits," page 25, for a description of the riders available on your policy and the chart on page 9 for a list of maximum and minimum charges associated with each. See also page 35, "Use of Accounting Benefit Rider and Supplemental Coverage Rider" regarding the charges associated with the Accounting Benefit Rider.

Daily Mortality and Expense Risk Charge

We deduct a daily charge from assets in the separate account attributable to the policies. This charge is not taken from guaranteed account assets attributable to the policies. During the first ten policy years, the charge is 0.75% of assets on an annual basis. Thereafter, the charge is 0.25% of assets on an annual basis. We guarantee that these rates will not increase for the duration of your policy. The mortality risk we assume is that the insureds on the policies may die sooner than anticipated and we will pay an aggregate amount of death benefits greater than anticipated. The expense risk we assume is that expenses incurred in issuing and administering the policies and the separate account will exceed the amounts realized from the administrative charges assessed against the policies.

Transfer Charge

We currently assess a transfer charge of $10 for each transfer made during a policy year after the first twelve transfers. We reserve the right to decrease or eliminate the number of free transfers; in addition the transfer charge may be increased, but is guaranteed not to exceed $15 per transfer. We will deduct the transfer charge from the remaining account value in the subaccounts or the guaranteed account from which the transfer is being made on a pro rata basis. We do not expect a profit from this charge.

Surrender Charge

If a policy is completely surrendered or lapses, we may deduct a surrender charge from the account value. The surrender charge includes a sales surrender charge and an administrative surrender charge. You will find the maximum surrender charge in your policy. There is no additional sales surrender charge applicable to increases in specified amount. However, if the policy is completely surrendered following an increase in base specified amount, an additional administrative surrender charge may apply, as described below.

Any surrender charge deducted upon lapse is credited back to the policy's account value upon reinstatement. The surrender charge on the date of reinstatement will be the same as it was on the date of lapse. For purposes of determining the surrender charge on any date after reinstatement, the period the policy was lapsed will not count.

Sales Surrender Charge.

We deduct a sales surrender charge if you surrender your policy or it lapses during the first ten policy years following the policy date. The maximum sales surrender charge is 26% of the premiums paid up to a sales surrender premium shown in your policy. The maximum amount shown in your policy is based on the age at issue, gender, specified amount, death benefit option, and rate class applicable to the insured. Increases in your policy's specified

                                     VUL-18
amount will not affect the amount of the sales surrender premium, or the amount of the maximum sales surrender charge. Decreases in your policy's specified amount may reduce the sales surrender premium if the decrease is effective prior to the payment of cumulative premiums in an amount equal to the initial sales surrender premium shown in the policy. We will notify you of any reduction in the sales surrender premium, and the amount of the maximum sales surrender charge, at the time of any decrease in specified amount that causes such reductions.

The greatest sales surrender charge applicable to a portion of account value is paid if you lapse or surrender in policy years one through five. The maximum sales surrender charge in these years equals 26% of actual premiums paid up to the sales surrender premium shown in the policy. After the fifth policy year, the maximum sales surrender charge percentage declines on a monthly basis in level increments until it reaches 0% at the beginning of the eleventh policy year, as shown in the following table.

                               END OF                    SALES SURRENDER
                            POLICY YEAR                 CHARGE PERCENTAGE
                                 1-5                         26.0%
                                  6                          23.4%
                                  7                          20.8%
                                  8                          18.2%
                                  9                          15.6%
                                 10                          13.0%
                                 11                           0%

We use the sales surrender charge to reimburse us for some of the expenses incurred in the distribution of the policies. The sales surrender charge may be insufficient to recover distribution expenses related to the sale of the policies. See "Daily Mortality and Expense Risk Charge," page 18, and "Cost of Insurance Charge," page 16.

Administrative Surrender Charge.

We deduct an administrative surrender charge if you surrender your policy or it lapses during the first ten policy years following the policy date or any increase in base specified amount (see "Surrender Charge" above). The administrative surrender charge is equal to an amount per $1000 of base specified amount, and depends upon the age of the insured at the time that the base specified amount to which it applies was issued, and the policy year in which the charge is imposed. For issue ages 0 to 9, the amount per $1000 is $0.50 during policy years 1 through 5; for issue ages 10 to 19, $1.50 per $1000; for issue ages 20 to 29, $2.50 per $1000; for issue ages 30 to 39, $3.50 per $1000; for issue ages 40 to 49, $4.50 per $1000; for issue ages 50 to 59, $5.50 per $1000; for issue ages 60 to 69, $6.50 per $1000; and for issue ages 70 and higher, $7.50 per $1000. The charge declines monthly after the end of the fifth policy year to zero at the beginning of policy year eleven. The decline equals ten percent of the fifth year charge in each subsequent year, so the sixth year charge is 90% of the fifth year charge, the seventh year charge is 80% of the fifth year charge, and so forth. You will find the applicable administrative surrender charge rates, which increase with issue age, set forth in your policy.

If you increase the base specified amount, the increase is subject to a new administrative surrender charge. We impose this charge if you surrender your policy or it lapses within ten policy years from the effective date of the increase, in addition to any sales surrender charge or administrative surrender charge that may apply if you surrender your policy or it lapses within ten policy years after the policy date.

We use the administrative surrender charge to cover part of the administrative costs of processing surrenders, lapses, and increases and reductions in base specified amount, as well as legal, actuarial, systems, mailing, and other overhead costs connected with our variable life insurance operations.

Fund Expenses

The value of the net assets of each subaccount reflects the management fees and other expenses incurred by the corresponding portfolio in which the subaccount invests. The investment advisers earn management fees for the services they provide in managing the portfolios. See the prospectuses for the portfolios and the fee table, which shows the highest and lowest expense ratio among the available portfolios, on page 10.

                                     VUL-19

Income Tax Charge

We do not currently assess any charge for income taxes incurred as a result of the operations of the subaccounts of the separate account. We reserve the right, however, to assess a charge for such taxes against the subaccounts if we determine that income taxes will be incurred.

Special Arrangements

Where permitted by state regulation, we may reduce or waive the sales charge component of the premium expense charge; the monthly administrative charge; and/or the surrender charge, under policies purchased by (i) our directors, officers, current or retired employees ("employees"), or agents, or affiliates thereof, or their spouses or dependents; (ii) directors, officers, employees, or agents of broker-dealers that have entered into selling agreements with Ameritas Investment Corp. relating to the policies, or their spouses or dependents; or
(iii) directors, officers, employees, or affiliates of the portfolios or investment advisers or sub-advisers or distributors thereof, or their spouses or dependents. In addition, in the future, we may reduce or waive the sales charge component of the premium expense charge, and/or the surrender charge if a policy is purchased by the owner of another policy we issued, and/or through transfer or exchange from a life insurance policy we issued, each in accordance with rules we establish and apply on a uniform basis. Reductions or waivers of the sales charge component of the premium expense charge, the monthly administrative charge, and the surrender charge reflect the reduced sales and administrative effort associated with policies sold to the owners specified. Our home office can provide advice regarding the availability of reduced or waived charges to such owners.

We will issue policies to group or sponsored arrangements, as well as on an individual basis. A "group arrangement" includes a program under which a trustee, employer or similar entity purchases policies covering a group of individuals. An example of such an arrangement is a non-qualified deferred compensation plan. A "sponsored arrangement" includes a program under which an employer permits group solicitation of its employees or an association permits group solicitation of its members for the purchase of policies on an individual basis. The policies may not be available in connection with group or sponsored arrangements in all states.

For policies issued in connection with group or sponsored arrangements, we may reduce or waive one or more of the following charges: the sales charge component of the premium expense charge; the surrender charge; the monthly charge for the cost of insurance; rider charges; monthly administrative charges; daily mortality and expense risk charges; and/or the transfer charge. We may also reduce the minimum specified amount per policy. In addition, the interest rate credited on amounts taken from the subaccounts as a result of a loan may be increased for these policies. We will waive or reduce these charges as described below and according to our rules in effect when the policy application is approved.

To qualify for a waiver or reduction, a group or sponsored arrangement must satisfy certain criteria, for example, size of the group, or number of years in existence. Generally, the sales contacts and effort, administrative costs, and insurance cost and mortality expense risk per policy may vary based on such factors as the size of the group or sponsored arrangement, its stability, the purposes for which the policies are purchased, and certain characteristics of its members (including underwriting-related factors that we determine result in lower anticipated expenses of providing insurance coverage, and/or lower mortality expense risk, under policies sold to members of the group or through the sponsored arrangement). The amount of any reduction and the criteria for qualification will reflect the reduced sales and administrative effort resulting from sales to qualifying group or sponsored arrangements, and/or the reduced anticipated cost of insurance or mortality expense risk under such policies. We may modify from time to time the amount or availability of any charge reduction or waiver, or the criteria for qualification.

Charge reductions or waivers will not be unfairly discriminatory against any person, including the affected owners and all other owners of policies funded by the separate account.

                                     VUL-20

                               POLICY DESCRIPTION

We intend for your policy to satisfy the definition of a life insurance contract under Section 7702 of the Internal Revenue Code. The policy is available in all states. The policy described in this Prospectus may differ from your policy because of variations in applicable state laws.

Eligible Purchasers

We require satisfactory evidence of the insured's insurability, which may include a medical examination of the insured. The available issue ages are 0 through 75. Age is determined on the insured's age as of the birthday nearest the policy date. The minimum specified amount is $50,000. The minimum specified amount for Preferred and Preferred Plus rating classes is $100,000. If you are an individual owner, as opposed to a corporate owner, and you want to use the Supplemental Coverage Rider, the minimum specified amount is $250,000. Acceptance of an application depends on our underwriting rules, which may include underwriting on a guaranteed issue or simplified issue basis, and we reserve the right to reject an application for any reason. Policies issued under guaranteed or simplified issue underwriting may incur higher cost of insurance charges than the policy would incur if it had been fully underwritten, because guaranteed and simplified issue underwriting is done on standard tobacco or non-tobacco basis. Insured people who would qualify for preferred underwriting classes if fully underwritten will pay more in cost of insurance charges. Subject to state law variations, we will sell a policy to insure any U.S. citizen who is more than 0 years of age, but less than 75 years of age. We may also sell policies to citizens of other countries. Federal law requires us to establish the identity of each buyer of a policy, including their citizenship and residency.

Owner Rights

You have the right, as owner of your policy, to exercise all rights provided under the policy. These include allocating the net premiums, transferring value among subaccounts, taking loans against the policy, and changing beneficiaries. The insured is the owner, unless you name a different owner in the application. You may by notice name a contingent owner or a new owner while the insured is living by notice satisfactory to us. If more than one person is named as owner, they are joint owners. Unless provided otherwise, in the event of a joint owner's death, ownership passes to the surviving joint owner. Unless a contingent owner has been named, on the death of the last surviving owner, ownership of the policy passes to the estate of the last surviving owner, who will become the owner if the owner(s) die. A change in owner may have tax consequences. See "Tax Considerations," page 41.

Net Premium Allocations

In the application, you specify the percentage of a net premium you want to allocate to each subaccount and to the guaranteed account. This allocation must comply with the allocation rules described below. Net premiums generally will be allocated to the subaccounts and to the guaranteed account on the valuation date that we receive them at our home office in accordance with your most recent instructions concerning allocations. However, subject to state law, we will allocate your initial premium to the DWS Money Market VIP portfolio until we deem the "free-look" period to end. See "Purchasing Your Policy - Free Look Right to Cancel the Policy."

The net premium allocation percentages specified in the application will apply to subsequent premium payments until you change the percentages. You can change the allocation percentages at any time, subject to the rules below, by providing notice to us in a form we find acceptable. The change will apply to all premium payments received with or after receipt of your notice.

Allocation Rules.

The minimum allocation percentage you may specify for a subaccount or the guaranteed account is 5% (the 5% minimum does not apply when you participate in the model asset allocation program), and your allocation percentages must be whole numbers. The sum of your allocations must equal 100%. We reserve the right to limit the number of subaccounts to which account value may be allocated.

                                     VUL-21

Transfer Privilege

After the free-look period and while your policy is in force, you may transfer all or part of your account value from subaccounts investing in one portfolio to other subaccounts or to the guaranteed account, or transfer up to 20% of your account value in the guaranteed account to the subaccounts, subject to the following procedures and restrictions. If you are participating in the Portfolio Rebalancing Plan and you make transfers without altering your Portfolio Rebalancing Plan instructions, at the next rebalancing, your balances will be reallocated according to your Portfolio Rebalancing Plan.

Minimum Amount of Transfers.

The minimum transfer amount is the lesser of $100 or the entire amount in that subaccount or the guaranteed account. A transfer request that would reduce the amount in a subaccount or the guaranteed account below $25 will be treated as a transfer request for the entire amount in that subaccount or the guaranteed account. With the exception of the Conversion Right described below, we reserve the right to limit the number or frequency of transfers permitted in the future.

Timing of Transfers.

We will make the transfer as of the end of the valuation period during which we receive notice requesting such transfer. We will process all transfers among subaccounts at the next available price. If we receive your request after the close of regular trading on the New York Stock Exchange, whether the close is at 4:00 p.m. Eastern Time or at some earlier or later hour, we will process your transfer at the price as of the following valuation date.

Limits on Transfers.

You may make only one transfer transaction per valuation period. A transfer transaction may include changes in allocations among several subaccounts, so long as they are part of a single transaction request. We limit transfers from the guaranteed account during any policy year to an amount equal to 20% of the account value in the guaranteed account on the annual date at the beginning of such policy year. (See "Transfers from the Guaranteed Account," page 15, for restrictions).

Charges for Transfers.

Currently, we assess a transfer charge equal to $10 for each transfer during a policy year in excess of the first twelve transfers. (We reserve the right to decrease or eliminate the number of free transfers; in addition, we may increase the transfer charge, but it is guaranteed not to exceed $15 per transfer.) We will deduct the transfer charge from the subaccounts or the guaranteed account from which the requested transfer is being made, on a pro-rata basis.

Methods of Transfers.

     o Written request. We will accept your signed request sent by mail or facsimile. However, when accepting a request by a method not requiring an original signature, there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your policy (including withdrawals) without your knowledge.

     o Telephone call to service area. You may effect transfers pursuant to telephone instructions unless you elect out of the option by writing us. We reserve the right to suspend telephone transfer privileges at any time, for any reason, if we deem such suspension to be in the best interests of owners. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if we follow those procedures we will not be liable for any losses due to unauthorized or fraudulent instructions. We may be liable for such losses if we do not follow those reasonable procedures. The procedures we will follow for telephone transfers include requiring some form of personal identification prior to acting on instructions received by telephone, providing written confirmation of the transaction, and making a recording of the instructions given by telephone.

                                     VUL-22

     o Self-service option (accessing Service Central online). You can review information and request service concerning your policy at our website, www.unioncentral.com. You will need your policy number and taxpayer identification number to establish initial access to Service Central. As part of the initial log in to Service Central, you will create your own unique user identification and password.

          Once you have logged on to Service Central, you will be able to perform the functions described below, and we will send you a written confirmation of all electronic transfers within five business days. If we cannot complete a transfer as requested, our customer service representative will mail notification to you within three business days.
               o    choose electronic delivery of certain future mailings
               o    check account values
               o    verify address and beneficiary information
               o    transfer balances among subaccounts
               o    change your allocation of future premiums
               o    request a statement
               o    view statements
               o    request certain service forms
               o    change your user identification and password

Online transfers may not always be available. Computer systems, whether yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you experience problems, you should make your transfer request in writing. You should protect your unique identifiers, because self-service options will be available to your agent of record and to anyone who provides your identifiers; we will not be able to verify that the person providing electronic transfer instructions via Service Central is you or is authorized by you. We reserve the right to suspend online transfer privileges at any time, for any reason, if we deem such suspension to be in the best interests of owners.

Conversion Right.

During the first twenty-four policy months following the issue date, and within sixty days of the later of notification of a change in the investment policy of the separate account or the effective date of such change, you may exercise a one-time Conversion Right. You may do so by requesting in writing that all of the account value in the variable account be transferred to the guaranteed account. Exercise of the Conversion Right is not subject to a transfer charge and will have no effect on the cash value of your policy. Following the exercise of the Conversion Right, net premiums may not be allocated to the subaccounts, and transfers of account value to the subaccounts will not be permitted. The other terms and conditions of the policy will continue to apply. If you transfer all of your variable account value to the guaranteed account, you effectively "convert" your policy into a contract that provides fixed (non-variable) benefits. If you want to make such a transfer, particularly if you are concerned about the volatility or value of your selected variable account portfolios, you should consult your financial adviser before converting this policy and consider other options available to you.

Excessive Trading.

Your policy is a long-term investment and is not designed for frequent transfers of your account value among your subaccounts. Frequent or excessive transfers put the portfolios, policy owners, and beneficiaries at risk. These risks include:

     o the dilution of interests of long-term investors in a subaccount if purchases or transfers into or out of a portfolio are made at prices that do not reflect an accurate value for the portfolio's investments;
     o an adverse effect on portfolio management, such as impeding a portfolio manager's ability to sustain an investment objective, causing a portfolio to maintain a higher level of cash than would otherwise be the case, or causing a portfolio to liquidate investments prematurely (or at an otherwise inopportune time) to pay partial cash surrenders or transfers out of the portfolio; and
     o    increased brokerage and administrative expenses.

The risks and costs are borne by all policy owners invested in those subaccounts, not just those making the transfers.

                                     VUL-23

We have developed policies and procedures with respect to market timing and other transfers (the "Procedures") and we do not make special arrangements or grant exceptions to accommodate market timing or other potentially disruptive or harmful trading. Do not invest in this policy if you intend to conduct market timing or other potentially disruptive trading.

Detection. We employ various means to attempt to detect and deter market timing and disruptive trading. However, despite our monitoring, we may not be able to detect or stop all harmful trading. In addition, because other insurance companies and retirement plans with different policies and procedures may invest in the portfolios, we cannot guarantee that all harmful trading will be detected or that a portfolio will not suffer harm from programmed, large, frequent, or short-term transfers among the subaccounts of variable products issued by those companies or retirement plans.

Deterrence. If we determine that you have engaged in excessive trading, we will take one or more of the following actions:

     o Revoke your privileges to make transfers by telephone, facsimile and Internet;
     o    Limit your transfers to those requests made by regular U.S. mail;
     o    Impose a fee of up to $15 per transfer.

You will be notified by letter if we determine you have exceeded the number or frequency of transfers allowed, or if we limit your access to transfers to requests made by regular U.S. mail. We reserve the right to reject any transfer from any policy owner we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a portfolio.

Systematic transfers, including our Dollar Cost Averaging, Portfolio Rebalancing or Earnings Sweep plans will not be counted toward your limit on the number and frequency of transfers. We will implement transfers requested in writing and sent by U.S. mail first, in the order postmarked, then telephone, facsimile or Internet requests second, in the order received.

Our ability to detect and deter such transfer activity is limited by our operational and technological systems, as well as by our ability to predict strategies employed by policy owners (or those acting on their behalf) to avoid detection. Accordingly, despite our best efforts, we cannot guarantee that the Procedures will detect or deter frequent or harmful transfers by such policy owners or intermediaries acting on their behalf. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

We apply the Procedures consistently to all policy owners without waiver or exception.

Portfolio Frequent Trading Policies. The portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the portfolios describe any such policies and procedures. The frequent trading policies and procedures of a portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other portfolios and the polices and procedures we have adopted to discourage market timing and other programmed, large, frequent, or short-term transfers. Policy owners should be aware that we are contractually obligated to provide policy owner transaction data relating to trading activities to the underlying funds on written request and, on receipt of written instructions from a fund, to restrict or prohibit further purchases of transfers by policy owners identified by an underlying fund as having engaged in transactions that violate the trading policies of the fund.

Omnibus Orders. Policy owners and other persons with material rights under the policies also should be aware that the purchase and redemption orders received by the portfolios generally are "omnibus" orders from intermediaries such as retirement plans and separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual policy owners of variable insurance contracts and individual retirement plan participants. The omnibus nature of these orders may limit each portfolio's ability to apply its respective frequent trading policies and procedures. We cannot guarantee that the portfolio will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the portfolios. These other insurance companies are responsible for their own policies and procedures regarding

                                     VUL-24
frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other policy owners of portfolio shares, as well as the policy owners of all of the variable annuity or variable life insurance policies whose variable investment options correspond to the affected portfolios. In addition, if a portfolio believes that an omnibus order we submit may reflect one or more transfer requests from policy owners engaged in market timing and other programmed, large, frequent, or short-term transfers, the portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

Selecting and Changing the Beneficiary

You select one or more beneficiary(ies) in your application. You may later change the beneficiary(ies) in accordance with the terms of the policy. The primary beneficiary, or, if the primary beneficiary is not living, the contingent beneficiary, is the person entitled to receive your policy's death benefit proceeds. If the insured dies and there is no surviving beneficiary, the owner or the estate of the owner will be the beneficiary. If a beneficiary is designated as irrevocable, then the beneficiary's consent must be obtained to change the beneficiary.

Limits on Rights to Contest the Policy

Incontestability.

Subject to state regulation, we will not contest your policy, or any supplemental and/or rider benefits (except disability benefits), after the policy or rider has been in force during the insured's lifetime for two years from the issue date or the effective date of the rider, unless fraud is involved. Any increase in the specified amount will be incontestable with respect to statements made in the evidence of insurability for that increase after the increase has been in force during the life of the insured for two years after the effective date of the increase.

Suicide Exclusion.

Subject to state regulation, if the insured dies by suicide within two years after the issue date, we will not pay a death benefit. We will terminate the policy, and we will return the premium payments made before death, less any policy debt and any partial cash surrenders. If the insured dies by suicide within two years after an increase in specified amount that is subject to evidence of insurability, we will not pay any death benefit attributable to the increase. In such case, prior to calculating the death benefit, we will restore to the cash value the sum of the monthly cost of insurance charges made for that increase.

Supplemental and/or Rider Benefits

You may add the following supplemental and/or rider benefits to your policy if they are available in your state. Any monthly charges for these benefits and/or riders will be deducted from your account value as part of the monthly deduction (see page 16). The supplemental and/or rider benefits available with your policy provide fixed benefits that do not vary with the investment experience of the separate account.

     Term Insurance Rider for Other Insured Persons. Provides a death benefit amount payable on the death of other insured persons specified. This rider requires the other insured person to be medically underwritten. The other insured death benefit amount may be changed, subject to certain conditions. In addition, the rider coverage may be converted to a new policy on the other insured, prior to the other insured person reaching age 75, subject to certain conditions. If the term rider is converted by the other insured person, the cost for the rider on your policy ends when the rider is converted. Rider conversion has no effect on the cash value of your policy; the converted rider policy starts with a cash value of zero.

     Scheduled Increase Option Rider for the Insured. Provides for automatic increases in the specified amount on each annual date, subject to the terms of the rider; the amount of the increase is specified in the rider. The rate class applicable to the scheduled increases will be the rate class of the insured on the issue date of the rider. You cannot add this rider if you have chosen the cash value accumulation test as your tax qualification test. There is no cost for this rider.

                                     VUL-25

     No-Lapse Rider. Provides that the policy will remain in force and will not lapse before the expiration date of the rider shown on the schedule page of your policy, provided that the sum of premium payments to date, less any partial cash surrenders and any policy debt, equals or exceeds the minimum monthly premium for the rider times the number of policy months since the policy date. The minimum monthly premium for the rider is calculated by applying a factor to the guideline level premium. The factor used varies by gender, smoking status, death benefit option, and age. The minimum monthly premium for the rider is shown on your schedule page. The rider extends the minimum guaranteed period under your policy from three years to thirty years or until you are 65 years old, whichever occurs earlier. This rider terminates on any monthly date when the sum of premium payments, less any partial cash surrenders and any policy debt, is less than the minimum monthly premium for the rider multiplied by the number of policy months since the policy date. Once terminated, this rider will not be reinstated. This rider is not available for all ages and rate classes, in all states, or under certain circumstances where the Term Insurance Rider for Other Insured Persons is also added to the policy. There is no cost for this rider.

     Guaranteed Insurability Option Rider. Provides the right to increase the specified amount on each option date by the benefit amount shown in the rider. No evidence of insurability will be required. Option dates are the annual dates nearest the insured's 25th, 28th, 31st, 34th, 37th, and 40th birthdays. Option dates may be advanced in the event of the insured's marriage or birth or adoption of a child.

     Accidental Death Benefit Rider. Provides an additional death benefit payable if the insured's death results from certain accidental causes. There is no cash value for this benefit.

     Total Disability Benefit Rider - Waiver of Monthly Deduction. Provides for waiver of the monthly deduction during the total disability of the insured. If you have coverage under this rider and the No-Lapse Rider, and you become disabled during the no-lapse period, this rider will cover your monthly deduction, but that amount may be less than the minimum monthly premium under the No-Lapse Rider, so your policy could still lapse if your rider benefit is not enough to maintain a positive cash surrender value.

     Total Disability Benefit Rider - Policy Continuation to Maturity Date Not Guaranteed. Provides for the crediting to the policy as premium payments the monthly total disability benefit set forth in the rider during the total disability of the insured. You select the amount of the benefit when you purchase coverage under this rider. Your policy could still lapse if your rider benefit is not enough to maintain a positive cash surrender value.

     Children's Insurance Rider. Provides a death benefit payable on the death of a child of the insured. More than one child can be covered. Children are medically underwritten for coverage. There is no cash value for this benefit.

     Insurance Exchange Rider. Provides the right to exchange the policy for a new policy on the life of a substitute insured. Exercise of the right is subject to satisfactory evidence of insurability of the substitute insured, and may result in a cost or credit to the owner, depending on whether the substitute insured has higher costs of insurance than the original insured. The new policy can be any adjustable life insurance policy we issue at the time the exchange privilege is exercised. The policy date for the new policy will generally be the same as the policy date of the exchanged policy; the issue date for the new policy will be the date of exchange. The initial cash value under the new policy will be the same as the cash value of the policy on the date of the exchange. There are no charges or other fees imposed under the policy or the new policy at the time of the exchange. Costs associated with the new policy, like cost of insurance charges, will vary. For purposes of calculating any surrender charges subsequently imposed on the policy acquired by exchange, we will take into account the number of policy years that this policy, and the policy acquired by exchange, have been in force. Exercise of this rider will result in a taxable exchange. There is no cost for this rider.

     Accelerated Benefits Rider. Provides for an accelerated payment of up to 50% of the policy's death benefit (up to a maximum benefit of $500,000). This advance payment of the death benefit will be available if you are diagnosed as terminally ill, as defined in the rider. Your policy will be charged interest at the policy

                                     VUL-26
     loan interest rate on the advanced amount, plus any premiums we pay after you exercise this rider. We also have the right to charge an administrative fee of up to 0.5% of the advanced amount, but we are not currently charging this fee. The remaining death benefit payable to your designated beneficiary will be reduced by the interest charges and any premiums we pay on your behalf. Payment will be subject to evidence satisfactory to us. Your policy could lapse if your remaining account value goes down due to poor investment performance and your policy cannot maintain a positive cash surrender value. There is no cost for this rider. You should consult your counsel or another tax adviser before you request accelerated payment. See "Tax Considerations," page 41.

     Paid-Up Life Insurance Benefit Endorsement. The benefit provided by this endorsement will keep your policy from lapsing when you have a large policy loan outstanding. When certain conditions are met, you may elect this benefit, which will provide paid-up life insurance. Once you elect the benefit, your policy will not lapse. On the date you elect this benefit, we will deduct 3.5% of the account value and set the specified amount to 105% of your remaining account value. The death benefit under your policy will be the greatest of:
          (1) the specified amount less any outstanding balance on your policy loan(s);
          (2)  the account value, multiplied by the Applicable Percentage;
          (3)  the loan balance, multiplied by the Applicable Percentage.
     The death benefit proceeds will equal the death benefit on the insured's date of death minus any outstanding policy loan amounts. After you elect this benefit, the following changes will apply to your policy:
          (1) Any riders attached to the policy will terminate, and charges or fees associated with the riders will cease.
          (2)  We will not accept any additional premiums.
          (3) You may not take additional partial cash surrenders and loans, except for automatic loans to cover loan interest not paid when due.
          (4)  We will discontinue monthly deductions.
          (5) All amounts not allocated to the loan account must be allocated to the guaranteed account.
          Electing this benefit may have adverse tax consequences. The Internal Revenue Service has not ruled on the use of this endorsement. We strongly urge you to consult legal counsel and your personal tax adviser before electing this benefit.

Additional rules and limits apply to these supplemental and/or rider benefits. Not all such benefits may be available at any time and in any given state, and supplemental and/or rider benefits in addition to those listed above may be made available. Please ask your agent for further information, or contact the home office.

Changes in the Policy or Benefits

Misstatement of Age or Gender.

If the insured's age or gender has been misstated in your policy application or in any application for supplemental and/or rider benefits, subject to state law:

o if the misstatement becomes known after the death of the insured, then your policy's death benefit or such supplemental and/or rider benefits will be adjusted based on what the cost of insurance rate as of the most recent monthly date would have purchased at the insured's correct age and gender;

o if the misstatement becomes known during the lifetime of the insured, your account values will be adjusted to those based on the correct monthly deductions for cost of insurance (reflecting the correct age or gender) since the policy date. If your policy's values are insufficient to cover the monthly deduction on the prior monthly date, the grace period will be deemed to have begun on such date, and you will be notified at least 61 days prior to the end of the grace period.

Other Changes.

At any time we may make such changes in your policy as are necessary to assure compliance at all times with the definition of life insurance prescribed by the Internal Revenue Code or to make the policy conform with any law or regulation issued by any government agency to which it is subject.

                                     VUL-27

Participating

The policy is issued on a participating basis, and as such is eligible to share in our profits and surplus to the extent determined by our Board of Directors in its sole discretion. We do not currently anticipate that the policies will participate in profits or surplus in the foreseeable future.

                             PURCHASING YOUR POLICY

Applying for a Policy

To purchase a policy, you must complete an application and submit it through an authorized Union Central agent. There is no minimum initial premium payment. Your policy coverage will become effective on the policy date. If an initial premium payment is submitted with the application, then the policy date is generally the date of approval of your application. If the application is not accompanied by an initial premium payment, then the policy date will generally be two weeks after the date that your application is approved.

As provided for under state insurance law, you may be permitted to backdate the policy to preserve insurance age. In no case may the policy date be more than six months prior to the date the application was completed. We deduct charges for the monthly deduction for the backdated period on the issue date. Temporary life insurance coverage may be provided prior to the policy date under the terms of a temporary insurance agreement. In accordance with our underwriting rules, temporary life insurance coverage may not exceed $1,000,000 and will not remain in effect for more than sixty (60) days.

Free Look Right to Cancel the Policy

You may cancel your policy for a refund during your "free-look" period. This period expires 20 days after you receive your policy, 45 days after your application is signed, or 10 days after we mail or deliver a cancellation notice, whichever is latest. (A longer period may apply to policies issued in certain states.) If you decide to cancel the policy, you must return it by mail or delivery to the home office or to the authorized Union Central agent who sold it. Immediately after you mail back or deliver the policy, your policy will be deemed void from the beginning. Within seven calendar days after we receive the returned policy, we will refund your account value, unless otherwise required by state law.

Subject to state insurance law, we will allocate all net premiums received before the end of the "free look" period (including the initial net premium) to the DWS Money Market VIP portfolio. There is no guarantee that the DWS Money Market VIP portfolio will provide a positive investment return, especially in times of low interest rates. After the end of the "free look" period, the account value will be allocated to the subaccounts and to the guaranteed account based on the premium payment allocation percentages in the application. For this purpose, the end of the "free look" period is deemed to be 25 days after your policy is activated in our computer system (usually no more than one to three business days before the date we send your policy to your agent for delivery to you), or 45 days from the date of the application, whichever is greater. If you send an initial premium payment with your application, until your policy has been activated, the premium payment will be held in a non-interest bearing suspense account. If you do not send an initial premium payment with your application, the end of the "free look" period, for this purpose, is deemed to be 25 days from the date the initial net premium is received and applied to your policy, or 45 days from the date of application, whichever is greater.

                                    PREMIUMS

Planned Periodic Premiums.

When you apply for a policy, you select a plan for paying level premium payments at specified intervals, e.g., quarterly, semi-annually or annually, for the duration of the policy. If you elect, we will also arrange for payment of planned period premiums on a monthly basis under a pre-authorized payment arrangement such as automatic deduction from a checking account. You are not required to pay premium payments in accordance with these plans;

                                     VUL-28
rather, you can pay more or less than planned or skip a planned periodic premium entirely. Currently, there is no minimum amount for each premium. You should consider that, especially when investment returns in your subaccounts are negative, skipping planned premium payments or reducing the payments may result in your policy lapsing because your cash surrender value falls below the amount required to meet your monthly deduction. We may establish a minimum amount 90 days after we send you a written notice of such increase. Subject to the limits described below, you can change the amount and frequency of planned periodic premiums whenever you want by sending notice to the home office.

Unless otherwise requested, you will be sent reminder notices for planned periodic premiums. Reminder notices will not be sent if you have arranged to pay planned periodic premiums by pre-authorized payment arrangement.

Additional Unscheduled Premiums.

You can make additional unscheduled premium payments at any time while your policy is in force, subject to our approval of any unscheduled premium in excess of $25,000 if you choose the cash value accumulation test as your tax qualification test. You may specify that a specific unscheduled premium payment is to be applied as a repayment of policy debt, if any. If you do not so specify, the unscheduled premium payment will be applied as a premium payment.

Tax-Free "Section 1035" Exchanges.

You can generally exchange one life insurance policy for another in a "tax-free exchange" under Section 1035 of the Internal Revenue Code of 1986, as amended. Before making an exchange, you should compare both policies carefully. Remember that if you exchange another policy for the one described in this Prospectus, you might have to pay a surrender charge on your old policy. The charges for this policy may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you may have to pay federal income and penalty taxes on the exchange. You should not exchange another policy for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange or otherwise).

Limitations on Premium Payments.

Total premium payments paid in a policy year may not exceed guideline premium payment limitations for life insurance set forth in the Internal Revenue Code. We will promptly refund any portion of any premium payment that is determined to be in excess of the premium payment limit established by law to qualify a policy as a contract for life insurance.

The payment of excessive premiums may cause a policy to be a modified endowment contract under the Internal Revenue Code. We have established procedures for monitoring premium payments and making efforts to notify you on a timely basis if your policy is in jeopardy of becoming a modified endowment contract.

We reserve the right to reject any requested increase in planned periodic premiums, or any unscheduled premium. If an additional premium payment is rejected, we will return the premium payment promptly, without any adjustment for investment experience.

We also reserve the right to require satisfactory evidence of insurability prior to accepting any premium which increases the risk amount of the policy.

No premium payment will be accepted after the annual date nearest the insured's 100th birthday.

Premium payments must be made by check payable to The Union Central Insurance Company or by any other method that we deem acceptable.

Premium payments after the initial premium payment must be made to the home office.

Please note: If mandated under applicable law, we may be required to reject a premium payment.

                                     VUL-29

Minimum No Lapse Period.

We guarantee that your policy will remain in force during the minimum no lapse period, regardless of the sufficiency of the cash surrender value, if the sum of the premiums paid to date, less any partial cash surrenders and policy debt, equals or exceeds the monthly minimum no lapse premium (shown in the policy) multiplied by the number of complete policy months since the policy date, including the current policy month. The minimum no lapse period is three years following the policy date.

The monthly minimum no lapse premium is calculated for each policy based on the age, gender and rate class of the insured, the requested specified amount and any supplemental and/or rider benefits. The monthly minimum no lapse premium may change due to changes made during the minimum no lapse period to the specified amount, the death benefit option, ratings, and supplemental and/or rider benefits. We will notify you of any increase in the monthly minimum no lapse premium.

An extended no lapse period may be available under our No Lapse Rider, which is described in the section on Supplemental and/or Rider Benefits beginning on page 25.

Premium Payments Upon Increase in Specified Amount.

Depending on your account value at the time of an increase in the specified amount and the amount of the increase requested, an additional premium payment may be necessary or a change in the amount of planned periodic premiums may be advisable. If you increase the specified amount, you should contact your agent to assist you in determining if additional premium payments are necessary or appropriate.

Grace Period.

A grace period will begin if your account value, less surrender charges, loan principal, and loan interest charges, becomes less than your monthly deduction amount. You will be allowed a 61-day grace period to pay a premium payment sufficient to cover the monthly deductions due during the grace period. We will send notice of the amount required to be paid during the grace period ("grace period premium payment") to your last known address and the address of any assignee of record. The grace period will begin when the notice is sent. Your policy will remain in effect during the grace period. If the insured should die during the grace period and before the grace period premium payment is paid, the death benefit immediately prior to the start of the grace period will still be payable to the beneficiary, reduced by the monthly deductions due on or before the date of the insured's death (and any policy debt). If the grace period premium payment has not been paid before the grace period ends, your policy will lapse. It will have no value and no benefits will be payable.

Crediting Net Premiums

The initial net premium will be credited to your policy on the policy date, or, if later, the date we receive the initial premium payment (which happens most frequently in the event of a Section 1035 exchange). For backdated policies, the initial net premium will be credited on the issue date. If you send an initial premium payment with your application, until your policy has been activated, the premium payment will be held in a non-interest bearing suspense account. Planned periodic premiums and unscheduled premiums will be credited to your policy and the net premiums will be invested as requested on the valuation date they are received by the home office.

Dollar Cost Averaging Plan

The Dollar Cost Averaging Plan, if elected, enables you to transfer systematically and automatically, on a monthly, quarterly, semi-annual, or annual basis, specified dollar amounts from a subaccount you specify to other subaccounts or to the guaranteed account. (Dollar Cost Averaging Plan transfers may not be made from the guaranteed account.) By allocating on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, we make no guarantee that the Dollar Cost Averaging Plan will result in a profit.

You specify the amount to be transferred automatically; you can specify either a fixed dollar amount, or a percentage of the account value in the subaccount from which transfers will be made. At the time that you elect the Dollar Cost


                                     VUL-30

Averaging Plan, the account value in the subaccount from which transfers will be made must be at least $2,000. The required amounts may be allocated to the subaccount through initial or subsequent net premiums or by transferring amounts into the subaccount from the other subaccounts.

You may elect this plan at the time of application by completing the authorization on the election form or at any time after the policy is issued by properly completing the election form and returning it to us or by contacting us by telephone at 1-800-319-6902. Dollar Cost Averaging Plan transfers may not commence until the end of the free-look period.

Once elected, transfers from the subaccount will be processed until the number of designated transfers have been completed, or the value of the subaccount is completely depleted, or you provide us notice instructing us to cancel the transfers.

Currently, transfers made under the Dollar Cost Averaging Plan will not be subject to any transfer charge and will not count against the number of free transfers permitted in a policy year. There is currently no charge for a Dollar Cost Averaging Plan. We reserve the right to impose a $15 transfer charge for each transfer effected under a Dollar Cost Averaging Plan. We also reserve the right to alter the terms or suspend or eliminate the availability of the Dollar Cost Averaging Plan at any time.

Portfolio Rebalancing Plan

You may elect to have the accumulated balance of each subaccount periodically redistributed (or "rebalanced") to equal the allocation percentages you have specified in the election form. Portfolio rebalancing does not include the guaranteed account. These allocations may be based on asset allocation models which your agent may present to you. This rebalancing may be done on a quarterly, semi-annual, or annual basis.

You may elect the Portfolio Rebalancing Plan at the time of application by completing the authorization on the election form or at any time after your policy is issued by properly completing the election form and returning it to us or by contacting us by telephone at 1-800-319-6902. Portfolio Rebalancing Plan transfers may not commence until the end of the free-look period. If you make transfers among subaccounts and do not alter your Portfolio Rebalancing Plan instructions, at the next rebalancing, your balances will be reallocated according to your Portfolio Rebalancing Plan. Transfers pursuant to the Portfolio Rebalancing Plan will continue until you provide us notice terminating the plan, or the policy terminates. The Portfolio Rebalancing Plan cannot be elected if either a Dollar Cost Averaging Plan or an Earnings Sweep Plan is in effect.

Currently, transfers made under the Portfolio Rebalancing Plan will not be subject to any transfer charge and will not count against the number of free transfers permitted in a policy year. There is currently no charge for a Portfolio Rebalancing Plan. We reserve the right to impose a $15 transfer charge for each transfer effected under the plan. We also reserve the right to alter the terms or suspend or eliminate the availability of the Portfolio Rebalancing Plan at any time.

Earnings Sweep Plan

You may elect to have the accumulated earnings of one or more specified subaccounts or the interest credited to the guaranteed account periodically transferred (or "swept") into specified subaccounts or the guaranteed account. The sweep may be done on a quarterly, semi-annual, or annual basis.

You may elect the Earnings Sweep Plan at the time of application by completing the authorization on the election form or at any time after the policy is issued by properly completing the election form and returning it to us or by contacting us by telephone at 1-800-319-6902. Earnings Sweep Plan transfers may not commence until the end of the free-look period. Transfers pursuant to the Earnings Sweep Plan will continue until you provide us notice terminating the plan, or the policy terminates.

Currently, transfers made under the Earnings Sweep Plan will not be subject to any transfer charge and will not count against the number of free transfers permitted in a policy year. There is currently no charge for an Earnings Sweep Plan. We reserve the right to impose a $15 transfer charge for each transfer effected under the plan. We also reserve the right to alter the terms or suspend or eliminate the availability of the Earnings Sweep Plan at any time.

                                     VUL-31

Model Asset Allocation Program

We may offer a model asset allocation program. However, you always have the ability to construct your own asset allocation plan from among the investment options available in your policy. Model asset allocation programs are intended to match model risk tolerance and investment objectives with the investment options available in your policy.

To assist you in your selection of an asset allocation model, our Model Asset Allocation program uses the Morningstar Asset Allocator. This tool was developed by Morningstar Associates, LLC ("Morningstar") and is offered to you through a license agreement between Morningstar and our affiliate Ameritas Investment Corp. ("AIC"). The Model Asset Allocation program consists of five models, ranging from aggressive to conservative. Morningstar provides AIC with ongoing recommendations and monitoring of the portfolios that comprise the models.

To participate in the asset allocation program:
o AIC will serve as your investment adviser fiduciary for the program solely for purposes of development of the models and periodic updates to the models. You must give AIC your written consent and discretionary authority for AIC to give us instructions to allocate your premiums (or, for an existing policy, account value) allocations consistent with any changes to the model made by AIC as recommended by Morningstar. AIC has no discretionary authority to execute any other transfers for your policy.
o    You must complete the Morningstar Asset Allocator Questionnaire.
o You must allocate all of your account value to one asset allocation model. We must receive notice of your asset allocation model election either by written notice or Internet (when available) before we can begin a program for you. Only you can select which model is best for you. The Asset Allocator Questionnaire can be an aid, but neither it nor AIC will make this decision for you. You may wish to consult with your own financial professional to determine whether participation in the program is best for you, and if so, which model is most suitable.
o Each quarter we will automatically rebalance the Subaccount values to be consistent with the allocation percentages for the program model that you elected. Such rebalancing will be disclosed in quarterly statements to you. Performance of each model is updated daily on our website and is available upon request.
o Annually, AIC will re-evaluate and may make changes to each investment level model based upon Morningstar's recommendations. When AIC updates the models, we will send you written notice of the updated models at least 30 days in advance of the date the updated models are to be effective. If you wish to accept the changes in your selected model, you will not need to take any action, as your account value and any subsequent premium will be automatically reallocated pursuant to the updated model. If you do not wish to accept the changes to your selected model, you can change to a different model or withdraw from the Model Asset Allocation program.
o If you are currently participating in a Model Asset Allocation model and you make changes to your allocations outside the model, you will not receive future notifications of model changes. You will then be considered as having withdrawn from the Model Asset Allocation program and as having cancelled your relationship with AIC for purposes of implementing the program with your policy.
o AIC is compensated by us as principal underwriter for the policies. We and AIC may receive fees for administrative services from other portfolios in the models. This additional compensation and related responsibilities may create conflicts of interest as AIC determines what portfolios should be in the models. Also, Calvert Variable Series, Inc. and Summit Mutual Funds, Inc., which are part of the UNIFI Mutual Holding Company and therefore are affiliated with us, have portfolios offered through the policy (these portfolios may or may not be included in the models). We believe any potential risk of these arrangements may be reduced by contracting with Morningstar to independently evaluate and recommend the selection, allocation weighting, and periodic updates regarding portfolios in the models.

There is no additional charge for selecting the Model Asset Allocation program. Although asset allocation programs are intended to mitigate investment risk, there is still a risk that investing pursuant to a model will still lose value. For information about risks of participating in the Model Asset Allocation program and more detail about the program, including more information about conflicts of interest, ask for a copy of this Prospectus's Statement of Additional Information. More information about AIC's role as investment advisor for the program is available on AIC's Form ADV Part II which is delivered to you at the time you subscribe to the program. We may modify or discontinue the Model Asset Allocation program at any time.

                                     VUL-32

                                  POLICY VALUES

There is no minimum guaranteed account value or cash surrender value. These values will vary with the investment experience of the subaccounts and/or the daily crediting of interest in the guaranteed account, and will depend on your allocation of account value. If the cash surrender value on a monthly date is less than the amount of the monthly deduction to be deducted on that date and the minimum no-lapse period is not then in effect, the policy will be in default and a grace period will begin.

Determining Account Value

On the policy date, the account value is equal to the initial net premium credited, less the monthly deduction made as of the policy date. On each valuation date thereafter, the account value is the sum of the variable account, the guaranteed account, and the loan account. The account value will vary to reflect the performance of the subaccounts to which amounts have been allocated, interest credited on amounts allocated to the guaranteed account, interest credited on amounts in the loan account, charges, transfers, partial cash surrenders, loans, loan repayments and premiums paid. The account value in the variable account for a policy is determined on any day by multiplying the number of units attributable to each subaccount in which account value is invested by the unit value for that subaccount on that day, and aggregating the resulting subaccount values.

Subaccount Values.

When you allocate an amount to a subaccount, either by net premium allocation or transfer, your policy is credited with accumulation units in that subaccount. The number of accumulation units is determined by dividing the amount allocated to the subaccount by the subaccount's accumulation unit value for the valuation date when the allocation is made.

The number of accumulation units credited to your policy will increase when:
          o    net premiums are allocated to the subaccount,
          o    amounts are transferred to the subaccount, and
          o    loan repayments are credited to the subaccount.
The number of accumulation units credited to a policy will decrease when:
          o the allocated portion of the monthly deduction is taken from the subaccount,
          o the allocated portion of a policy loan is taken from the subaccount,
          o    an amount is transferred from the subaccount, or
          o    a partial cash surrender is taken from the subaccount.

Determination of Unit Value.

The unit value for each subaccount, other than AIM V.I. Capital Appreciation Portfolio and Summit S&P MidCap 400 Index Portfolio, was arbitrarily set at $10 when the subaccount began operations. The initial unit values for the AIM V.I. Capital Appreciation Portfolio and the Summit S&P MidCap 400 Index Portfolio were set based on closing values of the American Century Investments V.P. Capital Appreciation Portfolio and the Summit Capital Portfolio, respectively, on October 21, 1999, the date on which the AIM V.I. Capital Appreciation Portfolio and the Summit S&P MidCap 400 Index Portfolio replaced the other two portfolios. Thereafter, the unit value at the end of a valuation date is the unit value at the end of the previous valuation date times the net investment factor, as described below.

Net Investment Factor.

The net investment factor is an index applied to measure the investment performance of a subaccount from one valuation period to the next. Each subaccount has a net investment factor for each valuation period which may be greater or less than one. Therefore, the value of a unit may increase or decrease. The net investment factor for any subaccount for any valuation period is determined by dividing (1) by (2) and subtracting (3) from the result, where:

(1) is the net result of:
     a. the net asset value per share of the portfolio held in the subaccount, determined at the end of the current valuation period; plus


                                     VUL-33

     b. the per share amount of any dividend or capital gain distributions made by the portfolio to the subaccount, if the "ex-dividend" date occurs during the current valuation period; plus or minus
     c. a per share charge or credit for any taxes incurred by or reserved for in the subaccount, which is determined by us to have resulted from the operations of the subaccount.
(2) is the net result of:
     a. the net asset value per share of the portfolio held in the subaccount, determined at the end of the last prior valuation period (adjusted for any "ex-dividend"); plus or minus
     b. the per share charge or credit for any taxes reserved for in the subaccount at the end of the preceding valuation period.
(3) is a daily factor representing the mortality and expense risk charge deducted from the subaccount for the policy adjusted for the number of days in the valuation period.

Guaranteed Account.

On any valuation date, the guaranteed account of a policy is the total of all net premiums allocated to the guaranteed account, plus any amounts transferred to the guaranteed account, plus interest credited on such net premiums and amounts, less the amount of any transfers, including transfer charges, taken from the guaranteed account, less the amount of any partial cash surrenders taken from the guaranteed account, less any amounts transferred from the guaranteed account in connection with loans, and less the portion of the monthly deduction deducted from the guaranteed account.

Loan Account.

On any valuation date, if you have any loans outstanding, the loan account is equal to amounts transferred to the loan account from the subaccounts and from the guaranteed account as collateral for loans and for due and unpaid loan interest, less amounts transferred from the loan account to the subaccounts and the guaranteed account as policy debt is repaid, and plus interest credited on the loan account.

Cash Value

The cash value on a valuation date is the account value less the surrender charge that would be applicable on that valuation date.

Cash Surrender Value

The cash surrender value on a valuation date is the cash value reduced by any policy debt. Cash surrender value is used to determine whether a partial cash surrender may be taken, and whether policy debt is excessive. It is also the amount that is available upon full surrender of the policy.

                  DEATH BENEFIT AND CHANGES IN SPECIFIED AMOUNT

As long as your policy remains in force, we will pay the death benefit proceeds upon receipt at the home office of proof that we deem satisfactory of the insured's death. We may require return of your policy. The death benefit will be paid to your beneficiary. Generally, the death benefit proceeds will be paid in a lump sum within seven calendar days of receipt of due proof of the insured's death, or your beneficiary may elect a payment option.

Amount of Death Benefit Proceeds

The death benefit proceeds are equal to the sum of the death benefit under the death benefit option selected calculated on the date of the insured's death, plus any supplemental and/or rider benefits, minus any policy debt on that date. If the date of death occurred during a grace period, the death benefit proceeds are the death benefit immediately prior to the start of the grace period, plus any supplemental and/or rider benefits, minus policy debt and minus any past due monthly deductions. Under certain circumstances, such as misstatement of age or gender or death within the contestability period, the amount of the death benefit may be further adjusted.

If part or all of the death benefit is paid in one sum, we will pay interest on this sum as required by applicable state law from the date of the insured's death to the date of payment.

                                     VUL-34

Death Benefit Options

When you apply for your policy, you will choose one of three death benefit options, which will be used to determine the death benefit.

     o Under Option A, the death benefit is the greater of: (i) the specified amount; and (ii) the Applicable Percentage (if you elected the guideline premium test) or Factor (if you elected the cash value accumulation test) multiplied by the account value.
     o Under Option B, the death benefit is the greater of: (i) the specified amount plus the account value; and (ii) the Applicable Percentage (if you elected the guideline premium test) or Factor (if you elected the cash value accumulation test) multiplied by the account value.
     o Under Option C, the death benefit is the greater of: (i) the specified amount plus the excess of premiums paid over partial cash surrenders; and (ii) the Applicable Percentage (if you elected the guideline premium test) or Factor (if you elected the cash value accumulation test) multiplied by the account value.
When you apply for your policy, you will also choose one of two alternative tests to evaluate whether your policy qualifies as a life insurance contract under the Internal Revenue Code. Once you have chosen a test for tax qualification, you cannot change it. If you choose the guideline premium test, total premium payments paid in a policy year may not exceed the guideline premium payment limitations for life insurance set forth under the Internal Revenue Code. If you choose the cash value accumulation test, there are no limits on the amount of premium you can pay in a policy year. A table showing the Applicable Percentages for Attained Ages 0 to 95 under the guideline premium test is included in the Statement of Additional Information. The Statement of Additional Information also includes a table showing the Factors that apply if you choose the cash value accumulation test.

If investment performance is favorable, the amount of the death benefit may increase. However, under Options A and C, the death benefit ordinarily will not change for several years to reflect any favorable investment performance and may not change at all. Under Option B, the death benefit will vary directly with account value, which reflects the investment performance of the subaccounts as well as interest credited to the guaranteed account and the loan account. For an illustration of the impact that investment performance may have on the death benefit, please telephone us at 1-800-319-6902, or contact your sales representative.

Under the guideline premium test, the "Applicable Percentage" is 250% when the insured's attained age is 40 or less, and decreases each year thereafter to 100% when the insured's attained age is 95.

Enhanced Death Benefit Option

You may choose one of two enhanced death benefit options when you apply for your policy. The two options establish increased death benefits on the life of the insured person at certain ages based on the life expectancy of the insured person. We offer two corridors, a nine-year corridor and a fifteen-year corridor. If you choose this option, your death benefit will be calculated using the Factors shown in Appendix B to the Statement of Additional Information. The enhanced death benefit option table for owners choosing the guideline premium test shows applicable percentages that range from a high of 250% when the insured's attained age is 40 or less, decreasing each year thereafter, to 100% when the insured's attained age is 95 or greater. For owners choosing the cash value accumulation test, the Factors vary based on the insured's attained age, gender and rate class, and are generally higher at younger attained ages for all rate classes and both genders, and generally higher for women than men, and for non-tobacco rate classes than for tobacco rate classes. While this option is available free of charge, the enhanced death benefit may cause the cost of insurance to be higher than in a policy without this option. During the enhanced death benefit period, the death benefit will be increased if the death benefit is either the Applicable Percentage (if you elected the guideline premium test) or the Factor multiplied by the account value (if you elected the cash value accumulation test). The same cost of insurance rates would then be charged on a greater risk amount, thereby increasing your total cost of insurance charged.

Use of Accounting Benefit Rider and Supplemental Coverage Rider

The initial specified amount is set at the time we issue your policy. You may change the specified amount from time to time, as discussed below. You select the death benefit option when you apply for the policy. You also may change the death benefit option, as discussed below.

                                     VUL-35

When you apply for the policy, you can combine coverage under either or both the Accounting Benefit Rider ("Term Insurance Rider" in Massachusetts and New York) and the Supplemental Coverage Rider with coverage under the base policy to obtain the desired specified amount for an insured. You must allocate at least $25,000 to base specified amount. Your Supplemental Coverage Rider specified amount cannot exceed nine times your base specified amount, and your policy's total specified amount must be at least $250,000 in order to use the Supplemental Coverage Rider. Use of these riders will lower the cost to you of insurance coverage.

Accounting Benefit Rider.

The Accounting Benefit Rider ("Term Insurance Rider" in Massachusetts and New
York) ("ABR") provides the opportunity to allocate part of the policy's specified amount to this rider. The use of this rider results in a higher cash value for the policy in the early years of the policy than would otherwise be the case, because there are no surrender charges associated with coverage under this rider and the monthly deductions associated with the specified amount allocated to the rider are correspondingly lower in early policy years than the monthly deduction that would be required for base policy coverage; monthly deductions are correspondingly higher in later policy years. If you are concerned about the impact on your balance sheet of buying a life insurance policy to help fund an executive retirement plan, because the early costs of the policy create a liability that is not offset by an asset, use of this rider can help create higher early cash values in the policy. The monthly deduction associated with the specified amount allocated to the rider is made up of both a cost of insurance charge and an ABR specified amount charge. The ABR specified amount charge is an amount per thousand of ABR specified amount and will vary based on gender, rate class, issue age, policy year and death benefit option. This rider is available only at issue. You cannot surrender the rider separately from the policy, but if you surrender the policy, you will pay no surrender charges associated with the portion of specified amount you allocated to the ABR.

Supplemental Coverage Rider.

The Supplemental Coverage Rider ("SCR") provides the opportunity to allocate part of the policy's specified amount to this rider. The SCR will adjust over time to maintain total death benefit coverage as described below.

The death benefit for the SCR is the difference between your total death benefit and the sum of the base death benefit and ABR death benefit. The SCR death benefit automatically adjusts daily as your base and ABR death benefit changes. The total death benefit depends on which death benefit option is in effect:

Option A: If Option A is in effect, the total death benefit is the greater of:
         (A) the specified amount (the base specified amount and any specified amount allocated to the ABR and/or SCR); and
         (B) the Applicable Percentage (if you elected the guideline premium test) or the Factor (if you elected the cash value accumulation test) multiplied by the account value.
Option B: If Option B is in effect, the total death benefit is the greater of:
         (A) the specified amount (the base specified amount and any specified amount allocated to the ABR and/or SCR), plus the account value; and
         (B) (ii) the Applicable Percentage (if you elected the guideline premium test) or the Factor (if you elected the cash value accumulation test) multiplied by the account value.
Option C: If Option C is in effect, the total death benefit is the greater of:
         (A) the specified amount (the base specified amount and any specified amount allocated to the ABR and/or SCR), plus the excess of premiums paid over partial cash surrenders; and
         (B) (ii) the Applicable Percentage (if you elected the guideline premium test) or the Factor (if you elected the cash value accumulation test) multiplied by the account value.

It is possible that the amount of your SCR death benefit may be zero if your base and ABR death benefit increases enough due to the IRS minimum death benefit calculation. As an example, if your account value increases over time due to positive investment performance in the subaccounts you choose, and you elect the cash value accumulation test and death benefit option A, your account value multiplied by the Factor could approach or exceed the combined total of your base and ABR specified amount. In that situation, your SCR death benefit would reduce so that your total death benefit remained constant. Eventually, your account value could peak and begin to decline so that, when

                                     VUL-36
multiplied by the Factor, the result becomes less than the combined total of your base and ABR specified amounts. In that situation, your SCR death benefit would increase so that your total death benefit remained constant. The SCR death benefit can never be less than zero. Even when the SCR death benefit is reduced to zero, your SCR Rider remains in effect until you remove it from your policy. Therefore, if the base and ABR death benefit decreases to below the total death benefit, the SCR death benefit increases to maintain the total death benefit.

There is no defined premium for a given amount of insurance coverage under the SCR. Instead, we deduct a monthly cost of insurance charge from your account value. The cost of insurance for this rider is calculated as the monthly cost of insurance rate for the rider coverage multiplied by the risk amount attributable to the rider in effect that month. The cost of insurance rates will be determined by us based on the age at issue, gender, and rate class of the insured, as well as the policy year. The current cost of insurance rates for this rider are lower than the cost of insurance rates for the base policy, however, the guaranteed cost of insurance rates are higher.

There may be times in which it will be to your economic advantage to allocate a significant portion of your specified amount to the SCR. In some other circumstances, it may be in your interest to obtain a policy without the SCR. These circumstances depend on many factors, including the premium levels and the amount and duration of coverage you choose, as well as the age, gender and rate class of the insured.

Changes in Death Benefit Option

You may change the death benefit option on your policy, by notice to us, after the first anniversary of the policy date, subject to the following rules. The effective date of the change will be the monthly date next following the day that we receive and accept notice of the request for change. We may require satisfactory evidence of insurability. A change in the death benefit option may have adverse tax consequences and you should consult your tax adviser before making a change.

When a change from Option A to Option B or from Option C to Option B is made, unless requested by notice to us, the specified amount after the change will be adjusted so that the risk amount is unchanged. When a change from Option B to Option A or from Option C to Option A is made, unless requested by notice to us, the specified amount will not change and the death benefit will be reduced to equal the specified amount.

Changes in Specified Amount

When you apply for your policy, you may allocate part of your initial specified amount to the Accounting Benefit Rider or the Supplemental Coverage Rider (see "Supplemental and/or Rider Benefits," page 25). This allocation will have an effect on the monthly deductions made from your policy. After your policy is issued, you may request a change in the specified amount, by notice to us, subject to the following rules. If a change in the specified amount would result in total premiums paid exceeding the premium limitations prescribed under current tax law to qualify your policy as a life insurance contract, we will refund promptly to you the amount of such excess above the premium limitations. Changing the specified amount of your policy may have adverse tax consequences. You should consult counsel or another tax adviser before changing the specified amount.

Decrease in Specified Amount. The minimum amount of any decrease in specified amount is $1,000, and any decrease in specified amount will become effective on the monthly date next following the date that notice requesting the decrease is received and approved by us. We reserve the right to decline a requested decrease in the specified amount if compliance with current tax law resulting from this decrease would result in immediate termination of the policy, or if to effect the requested decrease, payments to you would have to be made from the account value for compliance with applicable tax law, and the amount of such payments would exceed the cash surrender value under the policy.

Decreasing the specified amount of the policy may have the effect of decreasing monthly cost of insurance charges but will not decrease surrender charges or other policy charges. Decreasing the specified amount of the policy may have adverse tax consequences and you should consult your tax adviser before making a change. Any decrease in specified amount will be made in proportion to the specified amount attributable to the base policy, the Accounting Benefit Rider and the Supplemental Coverage Rider.

Increase in Specified Amount. Any increase in the specified amount must be at least $1,000 (unless the increase is effected pursuant to a rider providing for automatic increases in specified amount), and you must submit an

                                     VUL-37
application. Any increase that is not guaranteed by rider will require satisfactory evidence of insurability and must meet our underwriting rules. If you increase the specified amount, you should contact your agent to assist you in determining if additional premium payments are necessary or appropriate. The increase in specified amount will become effective on the monthly date next following the date the request for the increase is received and approved, and your account value will be adjusted to the extent necessary to reflect a monthly deduction as of the effective date based on the increase in specified amount. You can increase your SCR specified amount at any time. You can increase your base specified amount at any time, and your ABR specified amount after your first policy year, so long as your base and ABR specified amounts remain in the same proportions as they were when your policy was issued. SCR and ABR specified amount increases will have an effective date as shown in the supplemental policy schedule you receive at the time of the increase.

A new administrative surrender charge period will apply only to the increased base specified amount, starting with the effective date of the increase.

When Proceeds Are Paid

We will ordinarily pay any death benefit proceeds, loan proceeds, partial cash surrender proceeds, or full surrender proceeds within seven calendar days after receipt at the home office of all the documents required for such a payment. Other than the death benefit, which is determined as of the date of death, the amount will be determined as of the date of receipt of required documents. However, we may delay making a payment or processing a transfer request if (1) the New York Stock Exchange is closed for other than a regular holiday or weekend, trading on the New York Stock Exchange is restricted by the SEC, or the SEC declares that an emergency exists as a result of which the disposal or valuation of separate account assets is not reasonably practicable; (2) the SEC by order permits postponement of payment to protect our policy owners, or (3) the payment requested will come from account values allocated to our guaranteed account.

Please note: If mandated under applicable law, we may be required to block your account and refuse to honor any request for transfers, partial cash surrenders, loans, or death benefits until instructions are secured from the appropriate regulator. We may also be required to provide additional information about your account to government regulators.

Payment Options

Surrender proceeds and death benefit proceeds under the policy are generally payable in a lump sum. We may offer alternative payment options. Your beneficiary should contact us or their Union Central agent for information regarding payment options that may be available at the time of payment. In most cases, when death benefit proceeds are paid in a lump sum, we will pay the death benefit proceeds by establishing an interest bearing account for the beneficiary, in the amount of the death benefit proceeds payable. We will send the beneficiary a checkbook within 7 days after we receive all the required documents, and the beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit proceeds payable. The account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the accounts.

                                  CASH BENEFITS
Loans

After the first policy year and while the insured is living, and provided your policy is not in the grace period, you may borrow against your policy at any time by submitting notice to the home office. (In certain states, loans may also be available during the first policy year.) The minimum amount of any loan request is $100 (subject to state regulation). The maximum loan amount is equal to the sum of 90% of the account value in the variable account, plus 100% of the guaranteed account value, less any surrender charges that would be applicable on the effective date of the loan, less loan interest to the annual date. Outstanding loans reduce the amount available for new loans. Loans will be processed as of the date your notice is received and approved. Loan proceeds generally will be sent to you within seven calendar days. Policy loans may have tax consequences and you should consult your tax adviser before making a change.

                                     VUL-38

Interest.

Each year on your policy's annual date we will set the annual loan interest rate. The rate will never be more than the maximum permitted by law, and will not be changed more frequently than once per year. The rate for a policy year may not exceed the maximum limit shown in your policy.

We will notify you of the initial rate of interest when a loan is made. We will notify you at least thirty days in advance of any increase in the annual loan interest rate applicable to any outstanding loan.

Interest accrues daily from the date of the loan and is due and payable at the end of each policy year while a loan is outstanding. If interest is not paid when due, the amount of the interest is added to the loan and becomes part of the outstanding loan.

Policy Debt.

Outstanding loans (including unpaid interest added to the loan) plus accrued interest not yet due equals the policy debt.

Loan Collateral.

When a policy loan is made, an amount sufficient to secure the loan is transferred out of your policy's variable and guaranteed account value and into your policy's loan account. Thus, a loan will have no immediate effect on the account value, but other account values, such as the cash surrender value and the death benefit proceeds, will be reduced immediately by the amount transferred to the loan account. This transfer is made against the account value in each subaccount and the guaranteed account in proportion to the account value in each on the effective date of the loan, unless you specify that transfers be made from specific subaccounts. An amount of account value equal to any due and unpaid loan interest which exceeds interest credited to the loan account will also be transferred to the loan account on each annual date. Such interest will be transferred from each subaccount and the guaranteed account in the same proportion that account value in each subaccount and the guaranteed account bears to the total unloaned account value.

The loan account will be credited with interest at an effective annual rate of not less than the annual loan interest rate, less 1.5% during the first ten policy years. Thus, the maximum net cost of a loan per year is 1.5% during the first ten policy years, and 0.50% thereafter (the net cost of a loan is the difference between the rate of interest charged on policy loans and the amount credited on the equivalent amount held in the loan account). We will determine the rate of interest to be credited to the loan account in our sole discretion, and the rate may change from time to time.

Loan Repayment; Effect if Not Repaid.

You may repay all or part of your policy debt at any time while the insured is living and your policy is in force. Loan repayments must be sent to the home office and will be credited as of the valuation period received. You may give us notice that a specific unscheduled premium made while a loan is outstanding is to be applied as a loan repayment. (Loan repayments, unlike unscheduled premiums, are not subject to premium expense charges.) We will apply any planned periodic premiums, and any unscheduled premiums without such notice, as premium payments. When a loan repayment is made, account value in the loan account in an amount equivalent to the repayment is transferred from the loan account to the subaccounts and the guaranteed account. Thus, a loan repayment will have no immediate effect on the account value, but other account values, such as the cash surrender value, will be increased immediately by the amount of the loan repayment. Amounts will be transferred to the subaccounts and the guaranteed account in accordance with your current net premium allocation instructions.

If the death benefit becomes payable while a loan is outstanding, your policy debt will be deducted in calculating your death benefit proceeds.

If on a monthly date your policy's cash value less any policy debt (the cash surrender value) is less than the amount of the monthly deduction due for the following policy month, your policy will be in default. You, and any assignee of record, will be sent notice of the default. You will have a 61-day grace period to submit a sufficient payment to avoid termination of coverage under your policy. The notice will specify the amount that must be repaid to prevent termination.

                                     VUL-39

Effect of Policy Loan.

A loan, whether or not repaid, will have a permanent effect on your death benefit and account values because the investment results of the subaccounts of the separate account and current interest rates credited on account value in the guaranteed account will apply only to the non-loaned portion of the account value. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the subaccounts or credited interest rates for the guaranteed account while the loan is outstanding, the effect could be favorable or unfavorable. Loans may increase the potential for lapse if investment results of the subaccounts are less than anticipated. Also, loans could, particularly if not repaid, make it more likely than otherwise for a policy to terminate. Please consult your tax adviser concerning the tax treatment of policy loans, and the adverse tax consequences if your policy lapses with loans outstanding. In addition, if your policy is a modified endowment contract, loans may be currently taxable and subject to a 10% penalty tax.

Surrendering the Policy for Cash Surrender Value

You may surrender your policy at any time for its cash surrender value by submitting notice to the home office. We may require return of the policy. A surrender charge may apply. A surrender request will be processed as of the date your notice and all required documents are received. Payment will generally be made within seven calendar days. The cash surrender value may be taken in one lump sum or it may be applied to a payment option acceptable to you and to us. Your policy will terminate and cease to be in force if it is surrendered. It cannot later be reinstated. A surrender may result in adverse tax consequences, and if your policy is a modified endowment contract, may also trigger a 10% penalty tax. You should consult your tax adviser before requesting a surrender.

Partial Cash Surrenders

You may make partial cash surrenders under your policy at any time subject to the conditions below. You must submit notice to the home office. Each partial cash surrender must be at least $100. The partial cash surrender amount may not exceed the cash surrender value. We will reject any partial cash surrender request that would reduce the specified amount to less than $50,000. There is no fee or charge imposed on a partial cash surrender. As of the date we receive notice of a partial cash surrender request, the cash value will be reduced by the partial cash surrender amount.

Unless you request that a partial cash surrender be deducted from specified subaccounts, your partial cash surrender amount will be deducted from your account value in the subaccounts and in the guaranteed account pro-rata in proportion to the account value in each.

If death benefit Option A is in effect, we will reduce the specified amount by the partial cash surrender amount. We may reject a partial cash surrender request if the partial cash surrender would cause the policy to fail to qualify as a life insurance contract under applicable tax laws, as we interpret them. If death benefit Option C is in effect, we will reduce the specified amount by the amount surrendered if the total amount of prior partial cash surrenders equal or exceed the total premiums paid.

Partial cash surrender requests will be processed as of the valuation period we receive notice, and generally will be paid within seven calendar days.

A partial cash surrender may result in adverse tax consequences, and if your policy is a modified endowment contract, may also trigger a 10% penalty tax. You should consult your tax adviser before requesting a partial cash surrender.

                             LAPSE AND REINSTATEMENT

Lapse

Whether your policy lapses depends on whether its cash surrender value is sufficient to cover the monthly deduction when due. Failure to pay planned periodic premiums will not necessarily cause your policy to lapse. Conversely, paying all planned periodic premiums will not necessarily guarantee that your policy will not lapse (except when the minimum no lapse period is in effect).

                                     VUL-40

If your cash surrender value on a monthly date is less than the amount of the monthly deduction to be deducted on that date and the minimum no lapse period is not in effect, your policy will be in default and a grace period will begin. This could happen if investment experience has been sufficiently unfavorable that it has resulted in a decrease in cash surrender value, or the cash surrender value has decreased because you have not paid sufficient premium payments to offset the monthly deduction, or you have excessive policy debt.

We calculate account values, cash surrender values and death benefits for your policy in the same manner without regard to whether your policy is lapsed.

Any applicable surrender charges will be due in the event of a lapse when the grace period expires without sufficient payment.

Reinstatement

Your policy may be reinstated within five years after lapse and before the maturity date, subject to compliance with certain conditions, including the payment of a necessary premium payment. See your policy for further information.

                               TAX CONSIDERATIONS

The following is only general information about federal tax law and is not intended as tax advice to any individual. Tax laws affecting the policy are complex, may change and are affected by your facts and circumstances. We cannot guarantee the tax treatment of the policy or any transaction involving the policy. You should consult your own tax adviser as to how these general rules and any applicable taxes will apply to you if you purchase a policy.

Life Insurance Qualification; Tax Treatment of Death Benefit

The Internal Revenue Code, as amended (the "Code") defines a life insurance contract for federal income tax purposes. This definition can be met if an insurance contract satisfies either one of two tests set forth in that section. The Code and related regulations do not directly address the manner in which these tests should be applied to certain features of the policy. Thus, there is some uncertainty about how those tests apply to the policy.

Nevertheless, we believe the policy qualifies as a life insurance contract for federal tax purposes, so that:
     o the death benefit should be fully excludable from the beneficiary's gross income; and
     o you should not be considered in constructive receipt of the cash surrender value, including any increases in cash surrender value, unless and until it is distributed from the policy. However, Congress has recently enacted new statutory provisions relating to employer owned life insurance. The death benefit of life insurance owned by an employer is taxable unless the insured is a certain class of employee and has been given notice and has consented to coverage on his life. Specific statutory requirements must be satisfied for the death benefit of employer owned life insurance to be excluded from taxable income. Any employer contemplating the purchase of life insurance contract should consult a tax advisor.
We reserve the right to make such changes in the policy as we deem necessary to assure it qualifies as a life insurance contract under the Code and continues to provide the tax benefits of such qualification.

Modified Endowment Contracts. The Code establishes a class of life insurance contracts designated as modified endowment contracts. Distributions from a modified endowment contract are taxed under different rules most notably distributions are treated as from income first (to the extent of any gain in the contract) then from cost basis. There are other differences related modified endowment contracts, such as loans being treated as a distribution (see Tax Treatment of Loans and Other Distributions below). The Code rules governing whether a policy will be treated as a modified endowment contract are extremely complex. In general, a policy is a modified endowment contract if the accumulated premium payments made at any time during the first seven policy years exceed the sum of the net level premium payments which would have been paid on or before such time if the policy provided for paid-up future benefits after the payment of seven level annual premiums. A policy may also become a modified endowment contract because of a material change. The determination of whether a policy is a modified endowment contract after a material change generally depends upon the relationship of the policy's death benefit and account value at the time of such change and the additional premium payments made in the seven years following the material change. A policy may also become a modified endowment contract if the death benefit is reduced.

                                     VUL-41

A policy issued in exchange for a modified endowment contract is also treated as a modified endowment contract. However, we believe that a policy issued in exchange for a life insurance policy that is not a modified endowment contract will generally not be treated as a modified endowment contract if the death benefit of the policy is greater than or equal to the death benefit of the policy being exchanged. The payment of any premiums at the time of or after the exchange may, however, cause the policy to become a modified endowment contract. You may, of course, choose to not make additional payments in order to prevent a policy from being treated as a modified endowment contract.

This policy's flexibility and how you tailor it to meet your needs could cause it to be a modified endowment contract. We recommend you consult with a tax adviser to determine if desired policy transactions may cause such treatment. When a premium payment is credited which we believe causes the policy to become a modified endowment contract, we will notify you and offer you the opportunity to request a refund of that premium in order to prevent a Policy from being treated as a modified endowment contract.

Special Considerations for Corporations and Employers

Premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy. For purposes of the alternative minimum tax ("AMT") that may be imposed on corporations, the death benefit from the policy, even though excluded from gross income for normal tax purposes, is included in "adjusted current earnings" for AMT purposes. In addition, although increases to the policy's cash surrender value are generally excluded from gross income for normal income tax purposes, such increases are included in adjusted current earnings for income tax purposes.

In 2006, Congress adopted new rules relating to Employer Owned Life Insurance. Any employer contemplating the purchase of a new life insurance policy or a change in an existing policy should consult a tax advisor regarding the Employee Notice and Consent requirements to avoid the income taxation of the life insurance death benefits.

Accelerated Benefits Rider

You should consult a tax adviser about the consequences of adding this rider to your policy or requesting payment under this rider.

Continuation of Policy Beyond Age 100

The tax consequences of continuing your policy beyond the annual date nearest the insured's 100th year are unclear. You should consult a tax adviser if you intend to keep your policy in force beyond the insured's 100th year.

Tax Treatment of Loans and Other Distributions

Upon a surrender or lapse of the policy, if the amount received plus any outstanding policy debt exceeds the total cost basis in the policy, the excess will generally be treated as ordinary income subject to tax, regardless of whether a policy is or is not a modified endowment contract. However, the tax consequences of distributions from, and loans taken from or secured by, a policy depend on whether the policy is classified as a modified endowment contract. "Cost Basis in the Policy" means:

o the total of any premium payments or other consideration paid for the policy, minus
o    any partial cash surrenders previously recovered that were not taxable.

Distributions from Policies Classified as Modified Endowment Contracts are subject to the following tax rules:
1) All distributions, including surrenders and partial cash surrenders, are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the account value immediately before the distribution over the cost basis in the policy at such time.
2) Loans from or secured by the policy are treated as distributions and taxed accordingly. If you do not repay loan interest, the loan interest itself is treated as a distribution.
3) A 10% additional income tax is imposed on the portion of any distribution from, or loan taken from or secured by, the policy that is included in income except where the distribution or loan is made on or after the owner attains age 59 1/2, is attributable to the owner's becoming disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of the owner and the owner's beneficiary.

                                     VUL-42

Distributions from Policies Not Classified as Modified Endowment Contracts are generally treated as first recovering the cost basis in the policy and then, only after the return of all such cost basis in the policy, as distributing taxable income. An exception to this general rule occurs in the case of a decrease in the policy's death benefit or any other change that reduces benefits under the policy in the first 15 years after the policy is issued and that results in a cash distribution to the owner in order for the policy to continue complying with the Code's definition of life insurance. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the policy).

Loans from, or secured by, a policy that is not a modified endowment contract are not treated as distributions. However, it is possible that reduced rate loans could be treated as distributions rather than loans.

Distributions (including upon surrender) and loans from, or secured by, a policy that is not a modified endowment contract are not subject to the 10% additional income tax rule. If a policy which is not now but later becomes a modified endowment contract, then any distributions made from the policy within two years prior to the change will become taxable pursuant to modified endowment contract rules.

Other Policy Owner Tax Matters

Depending on the circumstances, the exchange of a policy, a change in the policy's death benefit option, a policy loan, a partial or full surrender, a lapse, a change in ownership, or an assignment of the policy may have federal income tax consequences. In addition, federal, state and local transfer and other tax consequences of ownership or receipt of distributions from a policy depends on the circumstances of each owner or beneficiary.

Interest paid on policy loans generally is not tax deductible.

Aggregation of modified endowment contracts. Pre-death distributions (including a loan, partial cash surrender, collateral assignment or full surrender) from a policy that is treated as a modified endowment contract may require a special aggregation to determine the amount of income recognized on the policy. If we or any of our affiliates issue more than one modified endowment contract to the same policy owner within any 12-month period, then for purposes of measuring the income on the policy with respect to a distribution from any of those policies, the income for all those policies will be aggregated and attributed to that distribution.

Federal and state estate, inheritance and other tax consequences of ownership or receipt of proceeds under the policy depend upon your or the beneficiary's individual circumstance.

Diversification requirements. Investments of the variable account must be "adequately diversified" for the policy to qualify as a life insurance contract under the Code. Any failure to comply with diversification requirements could subject you to immediate taxation on the incremental increases in account value plus the cost of insurance protection for the year. However, we believe the policy complies fully with such requirements.

Owner control. The Treasury Department stated that it anticipates the issuance of regulations or rulings prescribing the circumstances in which your control of the investments of the variable account may cause you, rather than us, to be treated as the owner of the assets in the variable account. To date, no such regulations or guidance has been issued. If you are considered the owner of the assets of the variable account, income and gains from the variable account would be included in your gross income.

The ownership rights under the policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it determined that owners were not owners of separate account assets. For example, you have additional flexibility in allocating policy premium and account values. These differences could result in you being treated as the owner of a pro rata share of the assets of the variable account. In addition, we do not know what standards will be set forth in the regulations or rulings which the Treasury may issue. We therefore reserve the right to modify the policy as necessary to attempt to prevent you from being considered the owner of the assets of the variable account.

Tax-advantaged arrangements. The policy may be used in various arrangements, including non-qualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. If you are contemplating the use of the policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a qualified tax advisor regarding the tax attributes of the particular arrangement and the suitability of this policy for the arrangement.

                                     VUL-43

                          DISTRIBUTION OF THE POLICIES

We have entered into a distribution agreement with Ameritas Investment Corp. ("Distributor"), an affiliate of Union Central, for the distribution and sale of the policies. The Distributor sells the policies through its sales representatives. The Distributor also may enter into selling agreements with other broker-dealers who in turn may sell the policies through their sales representatives.

We pay commissions for the sale of the policies. If the ABR is not selected, the maximum commissions payable are: 50% of premiums up to the target premium and 2% of premiums above that amount paid in the first policy year; 2% of premium paid in policy years 2 through 11; and 2% of premium paid thereafter as a service fee. If the ABR is selected, premium paid in the first policy year is allocated to the base policy and the ABR in proportion to the base and ABR specified amounts. The maximum commissions payable in the first policy year are: 50% of first-year premium allocated to the base policy up to the base policy target premium; 15% of first-year premium allocated to the ABR up to the ABR target premium; and 2% of first-year premium in excess of the sum of the base and ABR target premiums. The SCR does not affect target premium and does not have premiums allocated to it. For an increase in specified amount, we will pay first-year commission on any increase in planned periodic premium that occurs during the policy year of the increase in specified amount. Substandard risks and riders, to the extent they affect target premiums, may result in additional compensation. We will pay agents commissions after the first year, called "trail" commissions, in an amount of 0.20%. Additional amounts may be paid and expenses may be reimbursed based on various factors. Other selling broker-dealers will share commissions and additional amounts received for sales of the policies with their sales representatives involved in the sales in accordance with their rules and policies for compensating sales representatives.

Also, the Distributor receives 0.25% of subaccount assets from FTVIPT Templeton Growth Securities Fund, Class 2, 0.25% of subaccount assets from Seligman Communications and Information Portfolio (Class 2), and 0.19% of subaccount assets from Seligman Smaller-Cap Value Portfolio (Class 2) in the form of 12b-1 fees. Class 12b-1 shares of these funds have adopted distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows funds to pay fees out of fund assets to those who sell and distribute fund shares. In addition to 12b-1 fees, we receive from some of our participating investment advisers annual revenue sharing of between 0.05% and 0.25% of subaccount assets for providing various shareholder support services.

                                LEGAL PROCEEDINGS

No litigation is pending that would have a material effect upon the separate account.

                              FINANCIAL STATEMENTS

Financial statements for the subaccounts of the Carillon Life Account and for Union Central appear in the Statement of Additional Information, which is available upon request by calling us at 1-800-319-6902.

                                      IMSA

We are a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. Our membership in IMSA applies to us only and not to our products or affiliates.


                                     VUL-44

                          APPENDIX A - GLOSSARY OF TERMS

account value - The sum of the values in the variable account, the guaranteed account, and the loan account.

age - The insured's age on his or her nearest birthday.

annual date - The same day in each policy year as the policy date.

base specified amount - The specified amount not allocated to the Accounting Benefit Rider ("Term Insurance Rider" in Massachusetts and New York) or Supplemental Coverage Rider.

initial specified amount - The specified amount on the policy date.

issue date - The date from which the suicide and contestable periods start.

loan account - When you take out a policy loan, we transfer some of your account value to this account to hold as collateral for the loans.

maturity date - The date of the insured's death.

monthly date - The same day as the policy date for each succeeding month. It defaults to the actual last day of the month if the monthly date is a day that does not exist in that month. For example, if your monthly date is the 31st, it will be the 30th in April, June, September and November and the 28th or 29th in February.

net premium - A premium payment minus the applicable premium expense charge.

owner, you  - The person who owns a policy.

policy date - The date from which policy months, years and anniversaries are measured.

policy debt - The sum of all outstanding policy loans plus accrued interest.

policy month - Each one-month period beginning with a monthly date and ending the day before the next monthly date.

policy year - Each period of twelve months starting on the policy date and ending the day before the first annual date, or any following year starting on an annual date and ending the day before the next annual date.

portfolio - An investment company or its series, in which we invest amounts allocated to a subaccount of the separate account.

risk amount - On each monthly date, the death benefit under the policy divided by (1 plus the monthly guaranteed interest rate applicable to the guaranteed account) less the account value.

specified amount - A dollar amount used to determine the death benefit under a policy. It includes base specified amount, as well as any specified amount allocated to the Accounting Benefit Rider or Supplemental Coverage Rider. It is commonly referred to as "face amount".

Union Central, we, our, us - The Union Central Life Insurance Company.

unscheduled premium - Any premium other than a planned periodic premium.

valuation date - Each day on which the New York Stock Exchange is open for business.

valuation period - The interval of time commencing at the close of business on one valuation date and ending at the close of business on the next succeeding valuation date.


                                     VUL-45

                            APPENDIX B - DISCLAIMERS

The Russell 2000 Index is a trademark/service mark of the Frank Russell Company. Russell is a trademark of the Frank Russell Company. Summit Fund and the Russell 2000 Small Cap Index Portfolio are not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell is not responsible for and has not reviewed the Prospectus, and Frank Russell makes no representation or warranty, express or implied, as to its accuracy, or completeness, or otherwise. Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change its Index. Frank Russell has no obligation to take the needs of any particular Fund or its participants or any other product or person into consideration in determining, composing or calculating the Index.

Frank Russell Company's publication of the Index in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of the investment in any or all securities upon which the Index is based. Frank Russell Company makes no representation, warranty, or guarantee as to the accuracy, completeness, reliability, or otherwise of the index or data included in the index. Frank Russell Company makes no representation or warranty regarding the use, or the results of use, of the index or any data included therein, or any security (or combination thereof) comprising the index. Frank Russell Company makes no other express or implied warranty, and expressly disclaims any warranty of any kind, including, without means of limitation, any warranty of merchantability or fitness for a particular purpose with respect to the index or any data or any security (or combination thereof) included therein.

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500(R)," "500," "S&P MidCap 400 Index," and "Standard & Poor's MidCap 400 Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Summit Mutual Funds, Inc. ("Summit Funds"). The Summit S&P 500 Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's. See further discussion in the Summit Funds prospectus.

"Nasdaq" and related marks are trademarks or service marks of The Nasdaq Stock Market, Inc. "Nasdaq" and "Nasdaq-100 Index" have been licensed for use for certain purposes by Summit Mutual Funds, Inc. and the Nasdaq-100 Index Fund. The Nasdaq-100 Index is composed and calculated by Nasdaq without regard to Summit Mutual Funds. Nasdaq makes no warranty, express or implied, and bears no liability with respect to the Nasdaq-100 Index Fund. Nasdaq makes no warranty, express or implied, and bears no liability with respect to Summit Mutual Funds, its use, or any data included therein.

The EAFE International Index Portfolio is not sponsored, endorsed, sold or promoted by Morgan Stanley Capital International Inc. ("MSCI") or any affiliate of MSCI. Neither MSCI nor any other party makes any representation or warranty, express or implied, to the owners of this Fund or any member of the public regarding the advisability of investing in funds generally or in this Fund particularly or the ability of the EAFE index to track general stock market performance. MSCI is the licensor of certain trademarks, service marks and trade names of MSCI and of the EAFE index which is determined, composed and calculated by MSCI without regard to the issuer of this Fund. MSCI has no obligation to take the needs of the issuer of this Fund or the owners of this Fund into consideration in determining, composing or calculating the EAFE index. MSCI is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of this Fund to be issued or in the determination or calculation of the equation by which this Fund is redeemable for cash. Neither MSCI nor any other party has any obligation or liability to owners of this Fund in connection with the administration, marketing or trading of this Fund.

Although MSCI shall obtain information for inclusion in or for use in the calculation of the indexes from sources which MSCI considers reliable, neither MSCI nor any other party guarantees the accuracy and/or the completeness of the indexes or any data included therein. Neither MSCI nor any other party makes any warranty, express or implied, as to results to be obtained by licensee, licensee's customers and counterparties, owners of the Funds, or any other person or entity from the use of the indexes or any data included therein in connection with the rights licensed hereunder or for any other use. Neither MSCI nor any other party makes any express or implied warranties, and MSCI hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the indexes or any data included therein. Without limiting any of the foregoing, in no event shall MSCI or any other party have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

                                     VUL-46

A registration statement under the Securities Act of 1933 has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information set forth in the registration statement. Omitted information includes a Statement of Additional Information (SAI), which provides additional information about Carillon Life Account and is dated the same date as this Prospectus.

The SAI has been filed with the SEC and is incorporated by reference into this Prospectus and is legally a part of this Prospectus. The SAI can be reviewed and copied at the Securities and Exchange Commission Room in Washington, D.C. Information on the hours and location of the Public Reference Room can be obtained by calling the SEC at 202-551-8090. Information and reports are also available on the SEC's website at http://www.sec.gov. Copies of information you see on the SEC website can also be obtained, upon payment of a duplicating fee, by writing to the SEC, 100 F Street, NE, Washington, D.C., 20549-0102.

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS

TABLE OF CONTENTS..............................................................................1
General Information and History................................................................2
Multiple Beneficiaries.........................................................................2
Additional Information about Operation of the Policy and Carillon Life Account.................2
Reports to Policy Owners.......................................................................2
Assignment.....................................................................................3
Distribution of the Policies...................................................................3
Custody of Assets..............................................................................4
Independent Auditors and Independent Registered Public Accounting Firms........................4
Model Asset Allocation Program.................................................................5
         Financial Statements of Carillon Life Account and of Union Central follow SAI Page 6

You can request a free copy of the SAI and personalized illustrations of death benefits, cash surrender values, and cash values, or contact us with any questions you may have about your policy, at 1-800-319-6902. Information about your policy is also available at www.unioncentral.com. You can register there for Service Central access.

Investment Company Act File Number: 811-09076


                                     VUL-47

                              CARILLON LIFE ACCOUNT

                                       of

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

           1876 Waycross Road - Cincinnati, Ohio 45240 o 513-595-2600

                       STATEMENT OF ADDITIONAL INFORMATION
               Excel Accumulator Variable Universal Life Insurance


                                   May 1, 2008

This Statement of Additional Information ("SAI") is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Accordingly, this Statement should be read in conjunction with Carillon Life Account's ("CLA") current Prospectus, dated May 1, 2008, which may be obtained by calling The Union Central Life Insurance Company ("Union Central") at 800-319-6902, or writing to P.O. Box 40409, Cincinnati, Ohio 45240-0409.



                                TABLE OF CONTENTS

TABLE OF CONTENTS............................................................................. 1
   General Information and History.............................................................2
   Multiple Beneficiaries......................................................................2
   Additional Information about Operation of Policies and Carillon Life Account................2
   Reports to Policy Owners....................................................................2
   Assignment..................................................................................3
   Distribution of the Policies................................................................3
   Custody of Assets...........................................................................4
   Independent Auditors and Independent Registered Public Accounting Firms.....................4
   Model Asset Allocation Program..............................................................5


Financial Statements of Carillon Life Account and of Union Central follow SAI Page 6

General Information and History

The Union Central Life Insurance Company ("Union Central") is an Ohio company, organized in 1867 under the laws of Ohio. We are primarily engaged in the sale of life and disability insurance and annuities and are currently licensed to operate in all states and the District of Columbia. The policy is issued by Union Central.

On January 1, 2006, Union Central, an Ohio mutual life insurance company, converted to an Ohio stock life insurance subsidiary of a newly formed Ohio mutual insurance holding company. The new Ohio mutual insurance holding company immediately merged with and into Ameritas Acacia Mutual Holding Company, a Nebraska mutual insurance holding company, pursuant to an Agreement and Plan of Merger dated January 28, 2005. Upon consummation of the merger, Ameritas Acacia Mutual Holding Company changed its name to UNIFI Mutual Holding Company ("UNIFI"), and Union Central became an indirect wholly owned subsidiary of UNIFI (we are wholly owned by Ameritas Holding Company, a Nebraska holding company, which in turn is wholly owned by UNIFI).

Carillon Life Account was established under Ohio law on July 10, 1995. It is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940 and is a separate account within the meaning of the federal securities laws.

Multiple Beneficiaries

When policies have multiple beneficiaries, we provide each beneficiary with payment option information, as described in the prospectus. Generally, death benefits are paid in a lump sum as described in the prospectus. Unless the owner of the policy made an election as to how the beneficiaries would be paid, each beneficiary can make his or her own election as to payment of proceeds. The death benefit proceeds are equal to the sum of the death benefit under the death benefit option selected calculated on the date of the insured's death, plus any supplemental and/or rider benefits, minus any policy debt on that date. If part or all of the death benefit is paid in one sum, we will pay interest on this sum as required by applicable state law from the date of the insured's death to the date of payment to each beneficiary.

Additional Information about Operation of Policies and Carillon Life Account

Carillon Life Account has participation agreements with the various fund companies for the portfolios underlying the subaccount investment options in the policy. These agreements describe the rights and responsibilities of Union Central, Ameritas Investment Corp., the principal underwriter, which is an affiliate of Union Central, and the applicable fund family as they relate to the use of the portfolios in the policy. The participation agreements are filed as exhibits to the registration statement.

Reports to Policy Owners

Each year you will be sent a report at your last known address showing, as of the end of the current report period: account value; cash value; death benefit; amount of interest credited to the guaranteed account; change in value of the variable account; premiums paid since the last report; loans; partial cash surrenders; expense charges; and cost of insurance charges since the prior report; and any other information required by law. You will receive similar reports each calendar quarter as well. You will also be sent an annual and a semi-annual report for each portfolio underlying a subaccount to which you have allocated account value, including a list of the securities held in each portfolio, as required by the 1940 Act. In addition, when you pay premium payments, or if you take out a loan, transfer amounts or make partial cash surrenders, you will receive a written confirmation of these transactions. Confirmations of certain automated transactions will be included in the quarterly statement you receive. These include transactions such as applications of premium payments automatically deducted from your checking account, Portfolio Rebalancing, Dollar Cost Averaging, and Earnings Sweeps.

Please review your confirmations and quarterly statements carefully. If you find an error, please report it to us within 30 days of your receipt of the confirmation or statement.

Accumulator VUL SAI                     2

Assignment

You may assign your policy in accordance with its terms. In order for any assignment to be binding on us, it must be in writing and filed at the home office. Once we have received a signed copy of the assignment, your rights and the interest of any beneficiary (or any other person) will be subject to the assignment. We assume no responsibility for the validity or sufficiency of any assignment. An assignment is subject to any policy debt.

Distribution of the Policies

We offer the policies to the public on a continuous basis through the Distributor. We anticipate continuing to offer the policies, but reserve the right to discontinue the offering.

The principal underwriter for the policies is Ameritas Investment Corp. ("AIC" or the "Distributor"), 5900 "O" Street, Lincoln, Nebraska. Carillon Investments, Inc. ("CII"), an affiliate of Union Central, was the underwriter for the policies prior to its merger with and into AIC on July 1, 2006. The Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 (the "1934 Act"), as well as with the securities commissions in the states in which it operates, and is a member of the Financial Investments Regulatory Authority ("FINRA"). The Distributor offers the policies through its sales representatives. We and the Distributor also may enter into selling agreements with other broker-dealers, which are members of FINRA, for sales of the policies through their sales representatives. Sales representatives must be licensed as insurance agents and appointed by us.

Commissions paid on the policy, as well as other incentives or payments, are not charged directly to the policy owners or the separate account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the policy.

AIC and CII received sales compensation with respect to the Policies issued under this separate account in the following amounts during the periods indicated:

                                                                          2005             2006            2007
                                                                          ----             ----            ----
     Ameritas Investment Corp. (July 1, 2006 through December 31, 2007):
----------------------------------------------------------------------------------------------------------------------
Variable life insurance commission paid to AIC that was paid to                          $2,337,677        $5,058,076
other broker-dealers and representatives (not kept by AIC).
-------------------------------------------------------------------- ---------------- ---------------- ---------------
Variable life insurance commission earned and kept by AIC.                                       $0                $0
-------------------------------------------------------------------- ---------------- ---------------- ---------------
Fees we paid to AIC for variable life insurance Principal                                   $87,023                $0
Underwriter services.
----------------------------------------------------------------------------------------------------------------------
     Carillon Investments, Inc. (through June 30, 2006)
-------------------------------------------------------------------- ---------------- ---------------- ---------------
Variable life insurance commission paid to CII that was paid to         $4,438,116       $2,091,550
other broker-dealers and representatives (not kept by CII).  *
-------------------------------------------------------------------- ---------------- ---------------- ---------------
Variable life insurance commission earned and kept by CII.                                       $0
-------------------------------------------------------------------- ---------------- ---------------- ---------------
Fees we paid to CII for variable life insurance Principal                                   $79,652
Underwriter services.
-------------------------------------------------------------------- ---------------- ---------------- ---------------

* Total Fees and Commissions we paid to CII are shown on this line for Year 2005.

Under the underwriting agreement with the Distributor, we pay the following sales expenses: sales representative training allowances; deferred compensation and insurance benefits of registered persons; advertising expenses; and the Distributor pays all other expenses of distributing the policies, for which it receives a concession, based on a percentage of commissions paid.

Accumulator VUL SAI                     3

Because sales representatives of the Distributor are also insurance agents of Union Central, they are eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that Union Central offers. These programs include conferences, seminars, meals, sporting events, theater performances, payment for travel, lodging and entertainment, prizes, and awards, subject to applicable regulatory requirements. Sales of the policies may help sales representatives qualify for such benefits. Sales representatives may receive other payments from Union Central for services that do not directly involve the sale of the policies, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services. In addition, the Distributor's sales representatives who meet certain Union Central productivity, persistency and length of service standards may be eligible for additional compensation.

We may pay certain broker-dealers an additional bonus after the first policy year for sales by their sales representatives, which may be up to the amount of the basic commission for the particular policy year. These broker-dealers may share the bonus or other additional compensation with their sales representatives. In addition, we may reimburse these broker-dealers for portions of their sales expenses.

Some funds have adopted distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows Class 12b-1 shares of the portfolios to pay fees out of portfolio assets to those who sell and distribute portfolio shares. The Distributor receives .25% from FTVIPT Templeton Growth Securities Fund, Class 2, .25% from Seligman Communications and Information Portfolio (Class 2), and .19% from Seligman Smaller-Cap Value Portfolio (Class
2). In addition to 12b-1 fees, some portfolios pay annual revenue sharing of between .05% and .25% of subaccount assets for our providing various shareholder support and marketing services.

From time to time we, in conjunction with the Distributor, may conduct special sales programs. During 2006, we conducted no special sales programs.

Custody of Assets

Title to the assets of Carillon Life Account is held by Union Central. Records are maintained of all purchases and redemptions of portfolio shares held by each of the subaccounts.

Independent Auditors and Independent Registered Public Accounting Firms

The balance sheets - statutory basis of The Union Central Life Insurance Company, a wholly owned subsidiary of Ameritas Holding Company, as of December 31, 2007 and 2006, and the related statements of income and changes in capital and surplus - statutory basis and cash flows - statutory basis for the years then ended have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein and the statements of net assets of each of the subaccounts of Carillon Life Account as of December 31, 2007, and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two years then ended and the financial highlights for each of the periods in the two years then ended, have been audited by Deloitte & Touche LLP, independent registered public accounting firm, as stated in their report appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 1248 "O" Street, Suite 716, Lincoln, Nebraska 68508.


Accumulator VUL SAI                   4

The statutory-basis financial statements of The Union Central Life Insurance Company at December 31, 2005 and for the year then ended, appearing in this Statement of Additional Information and Registration Statement, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their report thereon appearing elsewhere herein, and are included in reliance upon such report given on the authority of such firm as experts in accounting and auditing.

Model Asset Allocation Program

MORNINGSTAR(R) ASSET ALLOCATOR offered through AMERITAS INVESTMENT CORP.

The Service
Ameritas Investment Corp. ("AIC"), an affiliate of ours, has developed several asset allocation models, each based on different profiles of an investor's willingness to accept investment risk, and marketed exclusively through our Policies as the "Morningstar Asset Allocator" program. AIC periodically (typically annually) evaluates and updates the models. In developing and periodically updating the models, AIC currently relies on the recommendations of Morningstar Associates, LLC. AIC may change the firm it uses, or, may use no independent firm at all.

If you choose to subscribe to the Morningstar Asset Allocator program, AIC will serve as your investment adviser for the service solely for purposes of development of the program models and periodic updates of the models.

If you choose to subscribe to the Morningstar Asset Allocator program, AIC instructs us to allocate your initial premium (in the case of a new application) or accumulated value, as applicable, to the investment options according to the model you select, to similarly allocate subsequent premium, and to periodically automatically reallocate your accumulated value or premium payments. Your Policy value will be rebalanced quarterly consistent with your selected model.

The Morningstar Asset Allocator Models
Development of the Morningstar Asset Allocator models is a two-step process. First, an optimization analysis is performed to determine the breakdown of asset classes. Next, after the asset class exposures are known, a determination is made of how available investment options can be used to implement the asset class level allocations. The investment options are selected by evaluating the asset classes represented by the underlying portfolios and combining investment options to arrive at the desired asset class exposure. Investment options are selected in a way intended to optimize potential returns for each model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of an investment option in a model based on its specific asset class exposure or other specific optimization factors, even where another investment option may have better historical performance.

Periodic Updates of the Models and Notices of Updates
Each model is evaluated periodically (generally, annually) to assess whether the combination of investment options within each model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the model. As a result, each model may change, and the investment options used within a model may change.

When your selected model is updated, AIC instructs us to automatically reallocate your accumulated value and any subsequent premium payments in accordance with any changes to the model you have selected. This means the allocation of your accumulated value, and potentially the investment options in which you are invested, will automatically change and your accumulated value and any subsequent premium payments will be automatically reallocated among the investment options in your updated

Accumulator VUL SAI                     5
model (independently of the automatic quarterly rebalancing). AIC requires that you give it discretionary investment authority to periodically instruct us to reallocate your accumulated value and any subsequent premium payments in accordance with the updated version of the model you have selected, if you wish to participate in the Morningstar Asset Allocation program.

When AIC updates the models, we will send you written notice of the updated models at least 30 days in advance of the date the updated models are to be effective. If you wish to accept the changes in your selected model, you will not need to take any action, as your Policy value and any subsequent premium will be automatically reallocated pursuant to the updated model. If you do not wish to accept the changes to your selected model, you can change to a different model or withdraw from the Morningstar Asset Allocator program.

Risks
Although asset allocation models are designed to optimize returns given the various levels of risk, there is no assurance that a model portfolio will not lose money or that investment results will not experience volatility. Investment performance of your accumulated value could be better or worse by participating in a Morningstar Asset Allocator model than if you had not participated. A model may perform better or worse than any single investment option or asset class or other combinations of investment options or asset classes. Model performance is dependent upon the performance of the component investment options (and their underlying portfolios). The timing of your investment and the automatic quarterly rebalancing may affect performance. Your accumulated value will fluctuate, and when redeemed, may be worth more or less than the original cost.

Periodic updating of the models can cause the underlying portfolios to incur transaction expenses to raise cash for money flowing out of the portfolios or to buy securities with money flowing into the portfolios. These expenses can adversely affect performance of the pertinent portfolios and the models.

AIC, an affiliate of ours, may be subject to competing interests that have the potential to influence its decision making with regard to the models. In addition to its limited role as investment advisor under the Morningstar Asset Allocator program, AIC is also compensated by us as principal underwriter for the Policies. In addition, AIC receives fees as distributor for the Summit Mutual Funds, Inc., Summit Pinnacle Series. We and AIC may receive fees for administrative services from other portfolios that are available as investment options. AIC may have an incentive to use certain portfolios in the models that provide higher fees for administrative services or distribution fees. AIC may believe that certain portfolios may benefit from additional assets or could be harmed by redemptions. All our model investment options and their underlying portfolios are analyzed by Morningstar Associates, LLC, an independent analytical firm. Neither AIC nor we dictate to Morningstar the number of portfolios in a model, the percent that any portfolio represents in a model, or which portfolios may be selected (other than to require exclusion of any portfolio that is expected to be liquidated, merged into another portfolio, or otherwise closed). AIC and we believe reliance on recommendations of Morningstar to develop and update the models reduces or eliminates the potential for AIC and us to be influenced by these competing interests, but there can be no assurance of this.

AIC and we are under no obligation to continue the Morningstar Asset Allocator program, or any asset allocation program, and have the right to terminate or change such services at any time.

Accumulator VUL SAI                     6

FINANCIAL STATEMENTS

                             CARILLON LIFE ACCOUNT

As of December 31, 2007 and for each of the Periods in the Two Years then ended and Report of Independent Registered Public Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors
The Union Central Life Insurance Company
Cincinnati, Ohio

We have audited the accompanying statements of net assets of each of the subaccounts listed in Note 2 which comprise Carillon Life Account (the Account) as of December 31, 2007 and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two years then ended, and the financial highlights for each of the periods in the two years then ended for each of the subaccounts which comprise the Account. These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights per Note 6 for the three years ended December 31, 2005, were audited by other auditors whose report dated March 31, 2006, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The subaccounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of each of the subaccounts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007 by correspondence with the transfer agent. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting the Carillon Life Account as of December 31, 2007, the results of operations for the period then ended, the changes in net assets for each of the periods in the two years then ended, and the financial highlights for each of the periods in the two years then ended for each of the subaccounts which comprise the Account, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Lincoln, Nebraska
March 13, 2008

                              CARILLON LIFE ACCOUNT
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2007

                                                                           Summit Mutual Funds, Inc.
                                                                              (affiliated issuer)
                                            ----------------------------------------------------------------------------------
                                                                 Balanced                        S&P 500        S&P Midcap
                                                 Zenith            Index           Bond           Index         400 Index
                                               Subaccount       Subaccount      Subaccount      Subaccount      Subaccount
                                            ---------------- --------------- ---------------- --------------- ----------------
ASSETS
  Investments in shares of Summit Mutual
    Funds, Inc., at fair value (cost
    $7,778,862; $991,544; $5,348,903;
    $22,905,546; $9,963,469)                 $   8,453,456    $  1,173,891    $   5,208,999    $ 29,018,310    $  12,422,156
                                            ---------------- --------------- ---------------- --------------- ----------------

NET ASSETS (Contract Owners' Equity)         $   8,453,456    $  1,173,891    $   5,208,999    $ 29,018,310    $  12,422,156
                                            ================ =============== ================ =============== ================




                                                                           Summit Mutual Funds, Inc.
                                                                              (affiliated issuer)
                                            ----------------------------------------------------------------------------------
                                              Russell 2000                         Lehman          EAFE
                                                Small Cap       Nasdaq-100        Aggregate    International      Natural
                                                 Index            Index          Bond Index        Index          Resources
                                               Subaccount       Subaccount       Subaccount     Subaccount       Subaccount
                                            ---------------- --------------- ---------------- --------------- ----------------
ASSETS
  Investments in shares of Summit Mutual
    Funds, Inc., at fair value (cost
    $4,467,135; $2,781,847; $1,206,439;
    $2,542,368; $283,300)                    $   5,168,119    $  4,008,899    $   1,240,358    $  2,831,628    $     312,592
                                            ---------------- --------------- ---------------- --------------- ----------------

NET ASSETS (Contract Owners' Equity)         $   5,168,119    $  4,008,899    $   1,240,358    $  2,831,628    $     312,592
                                            ================ =============== ================ =============== ================



The accompanying notes are an integral part of the financial statements.


                                       2


                              CARILLON LIFE ACCOUNT
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2007


                                               DWS Variable
                                                Series II                                         AIM Variable Insurance
                                              (unaffiliated        DWS Variable Series I                 Funds, Inc.
                                                 issuer)           (unaffiliated issuer)            (unaffiliated issuer)
                                            ---------------- -------------------------------- --------------------------------
                                                                  Capital                          Capital          Basic
                                              Money Market       Growth        International    Appreciation      Balanced
                                               Subaccount       Subaccount       Subaccount      Subaccount      Subaccount
                                            ---------------- --------------- ---------------- --------------- ----------------
ASSETS
  Investments in securities of
    unaffiliated issuers, at fair value
    (cost $5,334,030; $4,671,822;
    $5,093,074; $4,583,558; $28,208)         $   5,344,212    $  5,814,719    $   8,209,322    $  5,874,426    $      27,380
                                            ---------------- --------------- ---------------- --------------- ----------------

NET ASSETS (Contract Owners' Equity)         $   5,344,212    $  5,814,719    $   8,209,322    $  5,874,426    $      27,380
                                            ================ =============== ================ =============== ================


                                              AIM Variable
                                               Insurance
                                              Funds, Inc.
                                             (unaffiliated                        MFS Variable Insurance Trust
                                                issuer)                               (unaffiliated issuer)
                                            ---------------- -----------------------------------------------------------------
                                                                Investors          High           Emerging          Total
                                               Basic Value        Trust           Income           Growth          Return
                                               Subaccount       Subaccount      Subaccount       Subaccount      Subaccount
                                            ---------------- --------------- ---------------- --------------- ----------------
ASSETS
  Investments in securities of
    unaffiliated issuers, at fair
    value (cost $97,612; $4,843,172;
    $3,251,083; $4,762,163; $3,840,047)      $      94,257    $  6,355,435    $   3,236,518    $  7,295,283    $   4,236,469
                                            ---------------- --------------- ---------------- --------------- ----------------

NET ASSETS (Contract Owners' Equity)         $      94,257    $  6,355,435    $   3,236,518    $  7,295,283    $   4,236,469
                                            ================ =============== ================ =============== ================


The accompanying notes are an integral part of the financial statements.

                                       3

                              CARILLON LIFE ACCOUNT
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2007
                                                                                                                 Oppenheimer
                                               MFS Variable                                                       Variable
                                                Insurance                                                         Account
                                                  Trust                                                            Funds
                                              (unaffiliated     American Century Variable Portfolios, Inc.    (unaffiliatead
                                                  issuer)                 (unaffiliated issuer)                    issuer)
                                            ---------------- ------------------------------------------------ ----------------
                                                   New           Income &
                                                Discovery         Growth          Value        International     Main Street
                                               Subaccount       Subaccount      Subaccount      Subaccount       Subaccount
                                            ---------------- --------------- ---------------- --------------- ----------------
ASSETS
  Investments in securities of
    unaffiliated issuers, at fair value
    (cost $2,409,901; $1,418,673;
    $5,627,716; $301,870; $3,102,804)        $   2,781,991    $  1,611,971    $   5,379,694    $    336,988    $   4,021,384
                                            ---------------- --------------- ---------------- --------------- ----------------

NET ASSETS (Contract Owners' Equity)         $   2,781,991    $  1,611,971    $   5,379,694    $    336,988    $   4,021,384
                                            ================ =============== ================ =============== ================

                                                                                                                   Neuberger
                                                                                                                     Berman
                                                                                                                    Advisers
                                                                                                                  Management
                                                  Oppenheimer Variable          Franklin Templeton Variable         Trust
                                                     Account Funds                Insurance Products Trust      (unaffiliated
                                                 (unaffiliated issuer)             (unaffiliated issuer)            issuer)
                                            -------------------------------- -------------------------------- ----------------
                                                 Global          Capital          Foreign          Growth
                                               Securities      Appreciation     Securities       Securities       Guardian
                                               Subaccount       Subaccount      Subaccount       Subaccount      Subaccount
                                            ---------------- --------------- ---------------- --------------- ----------------
ASSETS
  Investments in securities of
    unaffiliated issuers, at fair
    value (cost $4,701,020; $241,379;
    $5,582,234; $107,755; $2,064,842)        $   5,763,109    $    267,766    $   7,853,550    $    110,024    $   2,849,751
                                            ---------------- --------------- ---------------- --------------- ----------------

NET ASSETS (Contract Owners' Equity)         $   5,763,109    $    267,766    $   7,853,550    $    110,024    $   2,849,751
                                            ================ =============== ================ =============== ================


The accompanying notes are an integral part of the financial statements.


                                       4

                              CARILLON LIFE ACCOUNT
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2007
                                                                                                                  Universal
                                                                                                                Institutional
                                                                                                                 Funds, Inc.
                                                  Alger American Fund            Seligman Portfolios, Inc.      (unaffiliated
                                                 (unaffiliated issuer)             (unaffiliated issuer)           issuer)
                                            -------------------------------- -------------------------------- ----------------
                                               Leveraged          MidCap         Comm. &        Smaller-Cap       Core Plus
                                                 AllCap           Growth       Information         Value        Fixed Income
                                               Subaccount       Subaccount      Subaccount       Subaccount       Subaccount
                                            ---------------- --------------- ---------------- --------------- ----------------
ASSETS
  Investments in securities of
    unaffiliated issuers, at fair value
   (cost $1,010,839; $2,700,663;
   $339,828; $6,224,886; $746,243)           $   1,274,868    $  3,093,031    $     463,588    $  6,213,999    $     757,499
                                            ---------------- --------------- ---------------- --------------- ----------------

NET ASSETS (Contract Owners' Equity)         $   1,274,868    $  3,093,031    $     463,588    $  6,213,999    $     757,499
                                            ================ =============== ================ =============== ================


                                                 Universal
                                               Institutional
                                                Funds, Inc.                                     Fidelity Variable Insurance
                                              (unaffiliated     Calvert Variable Series, Inc.            Products
                                                  issuer)            (affiliated issuer)           (unaffiliated issuer)
                                            ----------------- ------------------------------- --------------------------------
                                                  U.S.         Ameritas Core
                                              Real Estate       Strategies        Income         Contrafund    Equity-Income
                                               Subaccount       Subaccount      Subaccount       Subaccount      Subaccount
                                            ---------------- --------------- ---------------- --------------- ----------------
ASSETS
  Investments in securities of
    unaffiliated/affiliated issuers,
    at fair value (cost $2,058,112;
    $253,333; $64,693; $365,531;
    $191,355)                                $   1,784,018    $    229,990    $      62,257    $    313,380    $     173,532
                                            ---------------- --------------- ---------------- --------------- ----------------

NET ASSETS (Contract Owners' Equity)         $   1,784,018   $     229,990    $      62,257    $    313,380    $     173,532
                                            =============== ================ ================ =============== ================



The accompanying notes are an integral part of the financial statements.

                              CARILLON LIFE ACCOUNT
                            STATEMENTS OF NET ASSETS
                                DECEMBER 31, 2007

                                                 Fidelity
                                                 Variable        Third Avenue
                                                Insurance          Variable
                                                 Products        Series Trust
                                              (unaffiliated     (unaffiliated
                                                 issuer)           issuer)
                                            ----------------- ------------------
                                              High Income           Value
                                               Subaccount        Subaccount
                                            ----------------- ------------------
ASSETS
  Investments in securities of
    unaffiliated issuers, at fair
    value (cost $29,314; $153,859)           $       27,947    $      143,131
                                            ----------------- ------------------

NET ASSETS (Contract Owners' Equity)         $       27,947    $      143,131
                                            ================= ==================



The accompanying notes are an integral part of the financial statements.

                              CARILLON LIFE ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2007

                                                                              Summit Mutual Funds, Inc.
                                                                                (affiliated issuer)
                                         ------------------------------------------------------------------------------------------
                                                                                                                       Russell 2000
                                                          Balanced                         S&P 500       S&P MidCap      Small Cap
                                             Zenith         Index            Bond           Index         400 Index        Index
                                           Subaccount     Subaccount      Subaccount      Subaccount     Subaccount      Subaccount
                                         -------------- -------------- ---------------- -------------- --------------- -------------
INVESTMENT INCOME
  Ordinary dividend income                $    108,742   $    30,860    $     257,160    $   436,238    $    106,841    $    31,446

EXPENSES
  Mortality and expense risk charge             56,969         7,563           35,893        204,050          90,961         38,348
                                         -------------- -------------- ---------------- -------------- --------------- -------------

NET INVESTMENT INCOME (LOSS)                    51,773        23,297          221,267        232,188          15,880         (6,902)
                                         -------------- -------------- ---------------- -------------- --------------- -------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
    Realized gain (loss) on investments        147,877        14,354           (8,920)      (470,543)        249,849        120,029
    Realized gain on distributions             636,375          ----             ----         48,226         483,245        369,233
                                         -------------- -------------- ---------------- -------------- --------------- -------------
    Net realized gain (loss)                   784,252        14,354           (8,920)      (422,317)        733,094        489,262

    Net unrealized appreciation
      (depreciation) of investments           (804,481)       30,014          (83,199)     1,510,182         (26,787)      (642,214)
                                         -------------- -------------- ---------------- -------------- --------------- -------------

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS                   (20,229)       44,368          (92,119)     1,087,865         706,307       (152,952)
                                         -------------- -------------- ---------------- -------------- --------------- -------------

NET INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                  $     31,544   $    67,665    $     129,148    $ 1,320,053    $    722,187    $  (159,854)
                                         ============== ============== ================ ============== =============== =============



The accompanying notes are an integral part of the financial statements.

                                       7



                              CARILLON LIFE ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2007

                                                                                                         DWS Variable   DWS Variable
                                                                                                           Series II      Series I
                                                              Summit Mutual Funds, Inc.                 (unaffiliated  (unaffiliated
                                                                 (affiliated issuer)                       issuer)         issuer)
                                         ------------------------------------------------------------- --------------- -------------
                                                            Lehman           EAFE
                                           Nasdaq-100     Aggregate      International     Natural                       Capital
                                              Index       Bond Index        Index         Resources     Money Market      Growth
                                           Subaccount     Subaccount      Subaccount      Subaccount     Subaccount     Subaccount
                                         -------------- -------------- ---------------- -------------- --------------- -------------
INVESTMENT INCOME
  Ordinary dividend income                $    44,507    $    45,418    $      24,120    $      ----    $    207,766    $   35,086

EXPENSES
  Mortality and expense risk charge            27,901          8,048           15,665          1,040          31,022        37,006
                                         -------------- -------------- ---------------- -------------- --------------- -------------

NET INVESTMENT INCOME (LOSS)                   16,606         37,370            8,455         (1,040)        176,744        (1,920)
                                         -------------- -------------- ---------------- -------------- --------------- -------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
    Realized gain (loss) on investments       204,402         (2,014)          72,389            269            ----      (236,145)
    Realized gain on distributions               ----           ----           36,128           ----            ----          ----
                                         -------------- -------------- ---------------- -------------- --------------- -------------
    Net realized gain (loss)                  204,402         (2,014)         108,517            269            ----      (236,145)
    Net unrealized appreciation
      (depreciation) of investments           386,403         36,583           24,943         29,293            ----       869,443
                                         -------------- -------------- ---------------- -------------- --------------- -------------

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS                  590,805         34,569          133,460         29,562            ----       633,298
                                         -------------- -------------- ---------------- -------------- --------------- -------------

NET INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                  $   607,411    $    71,939    $     141,915    $    28,522    $    176,744    $  631,378
                                         ============== ============== ================ ============== =============== =============



The accompanying notes are an integral part of the financial statements.


                                       8



                              CARILLON LIFE ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2007


                                           DWS Variable
                                             Series I
                                           (unaffiliated           AIM Variable Insurance Funds, Inc.  MFS Variable Insurance Trust
                                              issuer)                     (unaffiliated issuer)            (unaffiliated issuer)
                                         -------------- ---------------------------------------------- -----------------------------
                                                           Capital           Basic                       Investors          High
                                          International  Appreciation      Balanced       Basic Value      Trust           Income
                                           Subaccount     Subaccount      Subaccount      Subaccount     Subaccount      Subaccount
                                         -------------- -------------- ---------------- -------------- --------------- -------------
INVESTMENT INCOME
  Ordinary dividend income                $   187,083    $      ----    $         680    $       581    $     51,736    $  216,532

EXPENSES
  Mortality and expense risk charge            50,013         38,275              125            603          40,594        22,751
                                         -------------- -------------- ---------------- -------------- --------------- -------------

NET INVESTMENT INCOME (LOSS)                  137,070        (38,275)             555            (22)         11,142       193,781
                                         -------------- -------------- ---------------- -------------- --------------- -------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
    Realized gain (loss) on investments        27,756         28,378              436          1,213          51,312        (2,163)
    Realized gain on distributions               ----           ----             ----          5,412          52,474          ----
                                         -------------- -------------- ---------------- -------------- --------------- -------------
    Net realized gain (loss)                   27,756         28,378              436          6,625         103,786        (2,163)

    Net unrealized appreciation
      (depreciation) of investments           838,360        608,753           (1,147)        (7,020)        457,250      (161,994)
                                         -------------- -------------- ---------------- -------------- --------------- -------------

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS                  866,116        637,131             (711)          (395)        561,036      (164,157)
                                         -------------- -------------- ---------------- -------------- --------------- -------------

NET INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                  $ 1,003,186     $  598,856       $     (156)   $      (417)   $    572,178    $   29,624
                                         ============== ============== ================ ============== =============== =============



The accompanying notes are an integral part of the financial statements.

                                       9


                              CARILLON LIFE ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2007

                                                    MFS Variable Insurance Trust          American Century Variable Portfolios, Inc.
                                                        (unaffiliated issuer)                        (unaffiliated issuer)
                                         --------------------------------------------- ---------------------------------------------
                                            Emerging        Total            New            Income
                                             Growth         Return        Discovery        & Growth         Value      International
                                           Subaccount     Subaccount      Subaccount      Subaccount      Subaccount     Subaccount
                                         -------------- -------------- ---------------- -------------- --------------- -------------
INVESTMENT INCOME
  Ordinary dividend income                $      ----    $   106,701    $        ----    $    26,625    $     88,917    $    1,360

EXPENSES
  Mortality and expense risk charge            48,475         30,805           20,956         11,492          41,748         1,895
                                         -------------- -------------- ---------------- -------------- --------------- -------------

NET INVESTMENT INCOME (LOSS)                  (48,475)        75,896          (20,956)        15,133          47,169          (535)
                                         -------------- -------------- ---------------- -------------- --------------- -------------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
    Realized gain (loss) on investments         8,992         57,462           68,971         44,016         178,425        26,050
    Realized gain on distributions               ----        102,019          190,964           ----         461,094          ----
                                         -------------- -------------- ---------------- -------------- --------------- -------------
    Net realized gain (loss)                    8,992        159,481          259,935         44,016         639,519        26,050

    Net unrealized appreciation
      (depreciation) of investments         1,303,867        (95,107)        (200,953)       (81,414)     (1,009,694)        7,464
                                         -------------- -------------- ---------------- -------------- --------------- -------------

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS                1,312,859         64,374           58,982        (37,398)       (370,175)       33,514
                                         -------------- -------------- ---------------- -------------- --------------- -------------

NET INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                  $ 1,264,384   $    140,270    $      38,026    $   (22,265)  $    (323,006)   $   32,979
                                         ============== ============== ================ ============== =============== =============




The accompanying notes are an integral part of the financial statements.


                                       10



                              CARILLON LIFE ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2007
                                                                                                                         Neuberger
                                                                                                                          Berman
                                                                                                                         Advisers
                                                                                                                        Management
                                                   Oppenheimer Variable                   Franklin Templeton Variable      Trust
                                                       Account Funds                        Insurance Products Trust   (unaffiliated
                                                   (unaffiliated issuer)                     (unaffiliated issuer)        issuer)
                                         ---------------------------------------------- ------------------------------ -------------
                                                            Global         Capital         Foreign          Growth
                                          Main Street     Securities     Appreciation     Securities      Securities      Guardian
                                           Subaccount     Subaccount      Subaccount      Subaccount      Subaccount     Subaccount
                                         -------------- -------------- ---------------- -------------- --------------- -------------
INVESTMENT INCOME
  Ordinary dividend income                $    36,601    $    65,959    $         295    $   139,262    $      1,124    $    7,894

EXPENSES
  Mortality and expense risk charge            28,714         40,060            1,417         52,108             661        21,007
                                         -------------- -------------- ---------------- -------------- --------------- -------------

NET INVESTMENT INCOME (LOSS)                    7,887         25,899           (1,122)        87,154             463       (13,113)
                                         -------------- -------------- ---------------- -------------- --------------- -------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
    Realized gain (loss) on investments        50,049        127,638            2,396        173,252           1,909       157,072
    Realized gain on distributions               ----        239,766             ----        317,639           3,585          ----
                                         -------------- -------------- ---------------- -------------- --------------- -------------
    Net realized gain (loss)                   50,049        367,404            2,396        490,891           5,494       157,072

    Net unrealized appreciation
      (depreciation) of investments            65,200       (139,862)          17,886        394,202          (5,722)       37,852
                                         -------------- -------------- ---------------- -------------- --------------- -------------

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS                  115,249        227,542           20,282        885,093            (228)      194,924
                                         -------------- -------------- ---------------- -------------- --------------- -------------

NET INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                  $   123,136    $   253,441    $      19,160   $    972,247    $        235    $  181,811
                                         ============== ============== ================ ============== =============== =============


The accompanying notes are an integral part of the financial statements.


                                       11



                              CARILLON LIFE ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2007

                                                                                                        Universal Institutional
                                              Alger American Fund        Seligman Portfolios, Inc.            Funds, Inc.
                                             (unaffiliated issuer)         (unaffiliated issuer)         (unaffiliated issuer)
                                         ----------------------------- ------------------------------- -----------------------------
                                           Leveraged     MidCap Growth      Comm. &       Smaller-Cap      Core Plus       U.S.
                                             AllCap         Growth        Information        Value       Fixed Income   Real Estate
                                           Subaccount     Subaccount      Subaccount      Subaccount      Subaccount     Subaccount
                                         -------------- -------------- ---------------- -------------- --------------- -------------
INVESTMENT INCOME
  Ordinary dividend income                $      ----    $      ----    $        ----    $      ----    $     23,250    $   21,633

EXPENSES
  Mortality and expense risk charge             5,636         16,897            2,958         44,730           4,277        14,367
                                         -------------- -------------- ---------------- -------------- --------------- -------------

NET INVESTMENT INCOME (LOSS)                   (5,636)       (16,897)          (2,958)       (44,730)         18,973         7,266
                                         -------------- -------------- ---------------- -------------- --------------- -------------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
    Realized gain (loss) on investments        72,640         45,001           22,295        139,137          (1,510)       70,837
    Realized gain on distributions               ----        281,869             ----        674,562            ----       168,938
                                         -------------- -------------- ---------------- -------------- --------------- -------------
    Net realized gain (loss)                   72,640        326,870           22,295        813,699          (1,510)      239,775

    Net unrealized appreciation
      (depreciation) of investments           156,780        288,416           34,078       (629,288)         12,136      (641,378)
                                         -------------- -------------- ---------------- -------------- --------------- -------------

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS                  229,420        615,286           56,373        184,411          10,626      (401,603)
                                         -------------- -------------- ---------------- -------------- --------------- -------------

NET INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                  $   223,784    $   598,389    $      53,415    $   139,681    $     29,599    $  394,337)
                                         ============== ============== ================ ============== =============== =============




The accompanying notes are an integral part of the financial statements.

                                       12


                              CARILLON LIFE ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2007

                                                                                                                      Third Avenue
                                                                                                                        Variable
                                                                                                                      Series Trust
                                         Calvert Variable Series, Inc.     Fidelity Variable Insurance Products      (unaffiliated
                                              (affiliated issuer)               (unaffiliated issuer)                    issuer)
                                         ----------------------------- -------------------------------------------- ----------------
                                          Ameritas Core
                                           Strategies       Income        Contrafund     Equity-Income  High Income      Value
                                           Subaccount     Subaccount      Subaccount      Subaccount    Subaccount     Subaccount
                                         -------------- -------------- ---------------- -------------- ------------ ----------------
INVESTMENT INCOME
  Ordinary dividend income                $     1,143    $     2,691    $       2,055    $     2,050    $     1,346    $       422

EXPENSES
  Mortality and expense risk charge               396             95              422            315             31            211
                                         -------------- -------------- ---------------- -------------- --------------- -------------

NET INVESTMENT INCOME (LOSS)                      747          2,596            1,633          1,735          1,315            211
                                         -------------- -------------- ---------------- -------------- --------------- -------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
    Realized gain (loss) on investments        (2,873)            14               99         (6,240)            (5)          (121)
    Realized gain on distributions             13,208            236           53,960          9,116           ----          1,217
                                         -------------- -------------- ---------------- -------------- --------------- -------------
    Net realized gain (loss)                   10,335            250           54,059          2,876             (5)         1,096

    Net unrealized appreciation
      (depreciation) of investments           (23,343)        (2,437)         (52,151)       (17,824)        (1,368)       (10,728)
                                         -------------- -------------- ---------------- -------------- --------------- -------------

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS                  (13,008)        (2,187)           1,908        (14,948)        (1,373)        (9,632)
                                         -------------- -------------- ---------------- -------------- --------------- -------------

NET INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                  $   (12,261)   $       409    $       3,541    $   (13,213)   $       (58)    $   (9,421)
                                         ============== ============== ================ ============== =============== =============



The accompanying notes are an integral part of the financial statements.

                              CARILLON LIFE ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    Summit Mutual Funds, Inc.
                                                                                        Zenith Subaccount
                                                                              --------------------------------------

                                                                                     Year Ended December 31,

                                                                                      2007              2006
                                                                              ------------------ -------------------
OPERATIONS
   Net investment income (loss)                                                $         51,773   $         40,405
   Net realized gain (loss) on investments                                              784,252            689,273
   Net unrealized appreciation (depreciation) of investments                           (804,481)           582,483
                                                                              ------------------ -------------------

     Net increase (decrease) in net assets resulting from operations                     31,544          1,312,161
                                                                              ------------------ -------------------

EQUITY TRANSACTIONS
   Contract purchase payments                                                         1,365,987          1,079,430
   Transfers between subaccounts (including fixed account), net                         401,712            468,212
   Surrenders                                                                          (950,822)          (858,741)
                                                                              ------------------ -------------------

     Net proceeds (withdrawals) from equity transactions                                816,877            688,901
                                                                              ------------------ -------------------

NET INCREASE (DECREASE) IN NET ASSETS                                                   848,421          2,001,062

NET ASSETS (Beginning of year)                                                        7,605,035          5,603,973
                                                                              ------------------ -------------------

NET ASSETS (End of year)                                                       $      8,453,456   $      7,605,035
                                                                              ================== ===================




The accompanying notes are an integral part of the financial statements.


                                       14



                              CARILLON LIFE ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    Summit Mutual Funds, Inc.
                                                                                    Balanced Index Subaccount
                                                                              --------------------------------------

                                                                                     Year Ended December 31,

                                                                                    2007                2006
                                                                              ------------------ -------------------

OPERATIONS
   Net investment income (loss)                                                $         23,297   $         15,863
   Net realized gain (loss) on investments                                               14,354              5,598
   Net unrealized appreciation (depreciation) of investments                             30,014             75,414
                                                                              ------------------ -------------------

     Net increase (decrease) in net assets resulting from operations                     67,665             96,875
                                                                              ------------------ -------------------

EQUITY TRANSACTIONS
   Contract purchase payments                                                           208,315            184,660
   Transfers between subaccounts (including fixed account), net                         (34,951)            25,441
   Surrenders                                                                          (132,565)          (136,371)
                                                                              ------------------ -------------------

     Net proceeds (withdrawals) from equity transactions                                 40,799             73,730
                                                                              ------------------ -------------------

NET INCREASE (DECREASE) IN NET ASSETS                                                   108,464            170,605

NET ASSETS (Beginning of year)                                                        1,065,427            894,822
                                                                              ------------------ -------------------

NET ASSETS (End of year)                                                       $      1,173,891   $      1,065,427
                                                                              ================== ===================



The accompanying notes are an integral part of the financial statements.


                                       15


                              CARILLON LIFE ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    Summit Mutual Funds, Inc.
                                                                                         Bond Subaccount
                                                                              --------------------------------------

                                                                                     Year Ended December 31,

                                                                                    2007                2006
                                                                              ------------------ -------------------

OPERATIONS
   Net investment income (loss)                                                $        221,267   $        184,773
   Net realized gain (loss) on investments                                               (8,920)            (6,967)
   Net unrealized appreciation (depreciation) of investments                            (83,199)            14,397
                                                                              ------------------ -------------------

     Net increase (decrease) in net assets resulting from operations                    129,148            192,203
                                                                              ------------------ -------------------

EQUITY TRANSACTIONS
   Contract purchase payments                                                           872,073            898,884
   Transfers between subaccounts (including fixed account), net                         112,434            210,185
   Surrenders                                                                          (535,621)          (590,748)
                                                                              ------------------ -------------------

     Net proceeds (withdrawals) from equity transactions                                448,886            518,321
                                                                              ------------------ -------------------

NET INCREASE (DECREASE) IN NET ASSETS                                                   578,034            710,524

NET ASSETS (Beginning of year)                                                        4,630,965          3,920,441
                                                                              ------------------ -------------------

NET ASSETS (End of year)                                                       $      5,208,999   $      4,630,965
                                                                              ================== ===================





The accompanying notes are an integral part of the financial statements.


                                       16


                              CARILLON LIFE ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    Summit Mutual Funds, Inc.
                                                                                    S&P 500 Index Subaccount
                                                                              --------------------------------------

                                                                                     Year Ended December 31,

                                                                                    2007                2006
                                                                              ------------------ -------------------

OPERATIONS
   Net investment income (loss)                                                $        232,188   $        186,247
   Net realized gain (loss) on investments                                             (422,317)          (625,605)
   Net unrealized appreciation (depreciation) of investments                          1,510,182          4,158,979
                                                                              ------------------ -------------------

     Net increase (decrease) in net assets resulting from operations                  1,320,053          3,719,621
                                                                              ------------------ -------------------

EQUITY TRANSACTIONS
   Contract purchase payments                                                         3,979,021          4,150,898
   Transfers between subaccounts (including fixed account), net                      (1,318,341)          (435,345)
   Surrenders                                                                        (4,097,990)        (4,180,593)
                                                                              ------------------ -------------------

     Net proceeds (withdrawals) from equity transactions                             (1,437,310)          (465,040)
                                                                              ------------------ -------------------

NET INCREASE (DECREASE) IN NET ASSETS                                                  (117,257)         3,254,581

NET ASSETS (Beginning of year)                                                       29,135,567         25,880,986
                                                                              ------------------ -------------------

NET ASSETS (End of year)                                                       $     29,018,310   $     29,135,567
                                                                              ================== ===================





The accompanying notes are an integral part of the financial statements.


                                       17



                              CARILLON LIFE ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     Summit Mutual Funds, Inc.
                                                                                       S&P MidCap 400 Index
                                                                                             Subaccount
                                                                              --------------------------------------

                                                                                     Year Ended December 31,

                                                                                    2007                2006
                                                                              ------------------ -------------------

OPERATIONS
   Net investment income (loss)                                                $         15,880   $          6,457
   Net realized gain (loss) on investments                                              733,094            486,094
   Net unrealized appreciation (depreciation) of investments                            (26,787)           360,793
                                                                              ------------------ -------------------

     Net increase (decrease) in net assets resulting from operations                    722,187            853,344

                                                                              ------------------ -------------------
EQUITY TRANSACTIONS
   Contract purchase payments                                                         2,195,935          2,127,104
   Transfers between subaccounts (including fixed account), net                        (234,807)           355,547
   Surrenders                                                                        (1,307,751)        (1,179,036)
                                                                              ------------------ -------------------

     Net proceeds (withdrawals) from equity transactions                                653,377          1,303,615
                                                                              ------------------ -------------------

NET INCREASE (DECREASE) IN NET ASSETS                                                 1,375,564          2,156,959

NET ASSETS (Beginning of year)                                                       11,046,592          8,889,633
                                                                              ------------------ -------------------

NET ASSETS (End of year)                                                       $     12,422,156   $     11,046,592
                                                                              ================== ===================





The accompanying notes are an integral part of the financial statements.


                                       18



                              CARILLON LIFE ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    Summit Mutual Funds, Inc.
                                                                                  Russell 2000 Small Cap Index
                                                                                           Subaccount
                                                                              --------------------------------------

                                                                                     Year Ended December 31,

                                                                                    2007                2006
                                                                              ------------------ -------------------

OPERATIONS
   Net investment income (loss)                                                $         (6,902)  $         (6,720)
   Net realized gain (loss) on investments                                              489,262            218,743
   Net unrealized appreciation (depreciation) of investments                           (642,214)           456,645
                                                                               ------------------ -------------------

     Net increase (decrease) in net assets resulting from operations                   (159,854)           668,668
                                                                              ------------------ -------------------

EQUITY TRANSACTIONS
   Contract purchase payments                                                           966,907            881,084
   Transfers between subaccounts (including fixed account), net                          30,934            173,455
   Surrenders                                                                          (615,891)          (540,969)
                                                                              ------------------ -------------------

     Net proceeds (withdrawals) from equity transactions                                381,950            513,570
                                                                              ------------------ -------------------

NET INCREASE (DECREASE) IN NET ASSETS                                                   222,096          1,182,238

NET ASSETS (Beginning of year)                                                        4,946,023          3,763,785
                                                                              ------------------ -------------------

NET ASSETS (End of year)                                                       $      5,168,119   $      4,946,023
                                                                              ================== ===================






The accompanying notes are an integral part of the financial statements.


                                       19


                              CARILLON LIFE ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    Summit Mutual Funds, Inc.
                                                                                   Nasdaq-100 Index Subaccount
                                                                              --------------------------------------

                                                                                     Year Ended December 31,

                                                                                    2007                2006
                                                                              ------------------ -------------------

OPERATIONS
   Net investment income (loss)                                                $         16,606   $        (20,956)
   Net realized gain (loss) on investments                                              204,402             79,706
   Net unrealized appreciation (depreciation) of investments                            386,403            154,184
                                                                              ------------------ -------------------

     Net increase (decrease) in net assets resulting from operations                    607,411            212,934
                                                                              ------------------ -------------------

EQUITY TRANSACTIONS
   Contract purchase payments                                                           570,892            622,375
   Transfers between subaccounts (including fixed account), net                        (125,724)           (81,154)
   Surrenders                                                                          (502,116)          (678,293)
                                                                              ------------------ -------------------

     Net proceeds (withdrawals) from equity transactions                                (56,948)          (137,072)
                                                                              ------------------ -------------------

NET INCREASE (DECREASE) IN NET ASSETS                                                   550,463             75,862

NET ASSETS (Beginning of year)                                                        3,458,436          3,382,574
                                                                              ------------------ -------------------

NET ASSETS (End of year)                                                       $      4,008,899   $      3,458,436
                                                                              ================== ===================






The accompanying notes are an integral part of the financial statements.


                                       20


                              CARILLON LIFE ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    Summit Mutual Funds, Inc.
                                                                                   Lehman Aggregate Bond Index
                                                                                           Subaccount
                                                                              --------------------------------------

                                                                                     Year Ended December 31,

                                                                                    2007                2006
                                                                              ------------------ -------------------

OPERATIONS
   Net investment income (loss)                                                $         37,370   $         26,146
   Net realized gain (loss) on investments                                               (2,014)            (3,618)
   Net unrealized appreciation (depreciation) of investments                             36,583              2,182
                                                                              ------------------ -------------------

     Net increase (decrease) in net assets resulting from operations                     71,939             24,710
                                                                              ------------------ -------------------

EQUITY TRANSACTIONS
   Contract purchase payments                                                           270,802            278,709
   Transfers between subaccounts (including fixed account), net                          24,652             84,427
   Surrenders                                                                           (89,503)          (123,551)
                                                                              ------------------ -------------------

     Net proceeds (withdrawals) from equity transactions                                205,951            239,585
                                                                              ------------------ -------------------

NET INCREASE (DECREASE) IN NET ASSETS                                                   277,890            264,295

NET ASSETS (Beginning of year)                                                          962,468            698,173
                                                                              ------------------ -------------------

NET ASSETS (End of year)                                                       $      1,240,358   $        962,468
                                                                              ================== ===================





The accompanying notes are an integral part of the financial statements.


                                       21


                              CARILLON LIFE ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     Summit Mutual Funds, Inc.
                                                                                     EAFE International Index
                                                                                             Subaccount
                                                                              --------------------------------------

                                                                                     Year Ended December 31,

                                                                                    2007                2006
                                                                              ------------------ -------------------

OPERATIONS
   Net investment income (loss)                                                $          8,455   $          9,313
   Net realized gain (loss) on investments                                              108,517             59,580
   Net unrealized appreciation (depreciation) of investments                             24,943            186,115
                                                                              ------------------ -------------------

     Net increase (decrease) in net assets resulting from operations                    141,915            255,008
                                                                              ------------------ -------------------

EQUITY TRANSACTIONS
   Contract purchase payments                                                           592,666            347,159
   Transfers between subaccounts (including fixed account), net                         783,334            295,328
   Surrenders                                                                          (220,583)          (155,424)
                                                                              ------------------ -------------------

     Net proceeds (withdrawals) from equity transactions                              1,155,417            487,063
                                                                              ------------------ -------------------

NET INCREASE (DECREASE) IN NET ASSETS                                                 1,297,332            742,071

NET ASSETS (Beginning of year)                                                        1,534,296            792,225
                                                                              ------------------ -------------------

NET ASSETS (End of year)                                                       $      2,831,628   $      1,534,296
                                                                              ================== ===================







The accompanying notes are an integral part of the financial statements.


                                       22


                              CARILLON LIFE ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    Summit Mutual Funds, Inc.
                                                                                        Natural Resources
                                                                                           Subaccount
                                                                              --------------------------------------

                                                                                       Year Ended December 31,

                                                                                    2007(A)

                                                                              ------------------
OPERATIONS
   Net investment income (loss)                                                $         (1,040)
   Net realized gain (loss) on investments                                                  269
   Net unrealized appreciation (depreciation) of investments                             29,293
                                                                              ------------------

     Net increase (decrease) in net assets resulting from operations                     28,522
                                                                              ------------------

EQUITY TRANSACTIONS
   Contract purchase payments                                                            12,251
   Transfers between subaccounts (including fixed account), net                         277,363
   Surrenders                                                                            (5,544)
                                                                              ------------------

     Net proceeds (withdrawals) from equity transactions                                284,070
                                                                              ------------------

NET INCREASE (DECREASE) IN NET ASSETS                                                   312,592

NET ASSETS (Beginning of year)                                                              ---
                                                                              ------------------

NET ASSETS (End of year)                                                       $        312,592
                                                                              ==================



(A) Period from May 1, 2007 through December 31, 2007.

The accompanying notes are an integral part of the financial statements.


                                       23



                              CARILLON LIFE ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     DWS Variable Series II
                                                                                     Money Market Subaccount
                                                                              --------------------------------------

                                                                                     Year Ended December 31,

                                                                                    2007                2006
                                                                              ------------------ -------------------

OPERATIONS
   Net investment income (loss)                                                $        176,744   $        107,087
                                                                              ------------------ -------------------

     Net increase (decrease) in net assets resulting from operations                    176,744            107,087
                                                                              ------------------ -------------------

EQUITY TRANSACTIONS
   Contract purchase payments                                                         4,144,064          2,808,525
   Transfers between subaccounts (including fixed account), net                      (3,357,153)        (1,929,547)
   Surrenders                                                                         1,113,090           (643,896)
                                                                              ------------------ -------------------

     Net proceeds (withdrawals) from equity transactions                              1,900,001            235,082
                                                                              ------------------ -------------------

NET INCREASE (DECREASE) IN NET ASSETS                                                 2,076,745            342,169

NET ASSETS (Beginning of year)                                                        3,267,467          2,925,298
                                                                              ------------------ -------------------

NET ASSETS (End of year)                                                       $      5,344,212   $      3,267,467
                                                                              ================== ===================







The accompanying notes are an integral part of the financial statements.


                                       24



                              CARILLON LIFE ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                      DWS Variable Series I
                                                                                    Capital Growth Subaccount
                                                                              --------------------------------------

                                                                                     Year Ended December 31,

                                                                                    2007                2006
                                                                              ------------------ -------------------

OPERATIONS
   Net investment income (loss)                                                $         (1,920)  $         (8,352)
   Net realized gain (loss) on investments                                             (236,145)          (343,493)
   Net unrealized appreciation (depreciation) of investments                            869,443            757,262
                                                                              ------------------ -------------------

     Net increase (decrease) in net assets resulting from operations                    631,378            405,417
                                                                              ------------------ -------------------

EQUITY TRANSACTIONS
   Contract purchase payments                                                           778,582            787,687
   Transfers between subaccounts (including fixed account), net                        (340,299)          (155,786)
   Surrenders                                                                          (803,997)          (928,532)
                                                                              ------------------ -------------------

     Net proceeds (withdrawals) from equity transactions                               (365,714)          (296,631)
                                                                              ------------------ -------------------

NET INCREASE (DECREASE) IN NET ASSETS                                                   265,664            108,786

NET ASSETS (Beginning of year)                                                        5,549,055          5,440,269
                                                                              ------------------ -------------------

NET ASSETS (End of year)                                                       $      5,814,719   $      5,549,055
                                                                              ================== ===================







The accompanying notes are an integral part of the financial statements.


                                       25


                              CARILLON LIFE ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                       DWS Variable Series I
                                                                                     International Subaccount
                                                                              --------------------------------------

                                                                                     Year Ended December 31,

                                                                                    2007                2006
                                                                              ------------------ -------------------

OPERATIONS
   Net investment income (loss)                                                $        137,070   $         73,675
   Net realized gain (loss) on investments                                               27,756           (153,648)
   Net unrealized appreciation (depreciation) of investments                            838,360          1,546,898
                                                                              ------------------ -------------------

     Net increase (decrease) in net assets resulting from operations                  1,003,186          1,466,925
                                                                              ------------------ -------------------

EQUITY TRANSACTIONS
   Contract purchase payments                                                           745,803            736,215
   Transfers between subaccounts (including fixed account), net                          77,977           (109,308)
   Surrenders                                                                          (921,770)          (772,859)
                                                                              ------------------ -------------------

     Net proceeds (withdrawals) from equity transactions                                (97,990)          (145,952)
                                                                              ------------------ -------------------

NET INCREASE (DECREASE) IN NET ASSETS                                                   905,196          1,320,973

NET ASSETS (Beginning of year)                                                        7,304,126          5,983,153
                                                                              ------------------ -------------------

NET ASSETS (End of year)                                                       $      8,209,322   $      7,304,126
                                                                              ================== ===================






The accompanying notes are an integral part of the financial statements.


                                       26



                              CARILLON LIFE ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                          AIM Variable
                                                                                      Insurance Funds, Inc.
                                                                                      Capital Appreciation
                                                                                           Subaccount
                                                                              --------------------------------------

                                                                                     Year Ended December 31,

                                                                                    2007                2006
                                                                              ------------------ -------------------

OPERATIONS
   Net investment income (loss)                                                $        (38,275)  $        (30,907)
   Net realized gain (loss) on investments                                               28,378           (146,434)
   Net unrealized appreciation (depreciation) of investments                            608,753            382,278
                                                                              ------------------ -------------------

     Net increase (decrease) in net assets resulting from operations                    598,856            204,937
                                                                              ------------------ -------------------

EQUITY TRANSACTIONS
   Contract purchase payments                                                           876,549            865,813
   Transfers between subaccounts (including fixed account), net                        (143,431)         1,102,540
   Surrenders                                                                          (706,681)          (715,146)
                                                                              ------------------ -------------------

     Net proceeds (withdrawals) from equity transactions                                 26,437          1,253,207
                                                                              ------------------ -------------------

NET INCREASE (DECREASE) IN NET ASSETS                                                   625,293          1,458,144

NET ASSETS (Beginning of year)                                                        5,249,133          3,790,989
                                                                              ------------------ -------------------

NET ASSETS (End of year)                                                       $      5,874,426   $      5,249,133
                                                                              ================== ===================







The accompanying notes are an integral part of the financial statements.


                                       27



                              CARILLON LIFE ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                          AIM Variable
                                                                                      Insurance Funds, Inc.
                                                                                    Basic Balanced Subaccount
                                                                              --------------------------------------

                                                                                     Year Ended December 31,

                                                                                    2007                2006
                                                                              ------------------ -------------------

OPERATIONS
   Net investment income (loss)                                                $            555   $            109
   Net realized gain (loss) on investments                                                  436                422
   Net unrealized appreciation (depreciation) of investments                             (1,147)               311
                                                                              ------------------ -------------------

     Net increase (decrease) in net assets resulting from operations                       (156)               842
                                                                              ------------------ -------------------

EQUITY TRANSACTIONS
   Contract purchase payments                                                            13,437              6,111
   Transfers between subaccounts (including fixed account), net                          12,676              1,804
   Surrenders                                                                            (6,429)            (1,494)
                                                                              ------------------ -------------------

     Net proceeds (withdrawals) from equity transactions                                 19,684              6,421
                                                                              ------------------ -------------------

NET INCREASE (DECREASE) IN NET ASSETS                                                    19,528              7,263

NET ASSETS (Beginning of year)                                                            7,852                589
                                                                              ------------------ -------------------

NET ASSETS (End of year)                                                       $         27,380   $          7,852
                                                                              ================== ===================






The accompanying notes are an integral part of the financial statements.


                                       28



                              CARILLON LIFE ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                          AIM Variable
                                                                                      Insurance Funds, Inc.
                                                                                     Basic Value Subaccount
                                                                              --------------------------------------

                                                                                     Year Ended December 31,

                                                                                    2007                2006
                                                                              ------------------ -------------------

OPERATIONS
   Net investment income (loss)                                                $            (22)  $          2,217
   Net realized gain (loss) on investments                                                6,625                228
   Net unrealized appreciation (depreciation) of investments                             (7,020)             2,870
                                                                              ------------------ -------------------

     Net increase (decrease) in net assets resulting from operations                       (417)             5,315
                                                                              ------------------ -------------------

EQUITY TRANSACTIONS
   Contract purchase payments                                                            48,322             30,249
   Transfers between subaccounts (including fixed account), net                           5,488              8,718
   Surrenders                                                                           (16,523)            (7,934)
                                                                              ------------------ -------------------

     Net proceeds (withdrawals) from equity transactions                                 37,287             31,033
                                                                              ------------------ -------------------

NET INCREASE (DECREASE) IN NET ASSETS                                                    36,870             36,348

NET ASSETS (Beginning of year)                                                           57,387             21,039
                                                                              ------------------ -------------------

NET ASSETS (End of year)                                                       $         94,257   $         57,387
                                                                              ================== ===================





The accompanying notes are an integral part of the financial statements.


                                       29


                              CARILLON LIFE ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  MFS Variable Insurance Trust
                                                                                   Investors Trust Subaccount
                                                                              --------------------------------------

                                                                                     Year Ended December 31,

                                                                                    2007                2006
                                                                              ------------------ -------------------

OPERATIONS
   Net investment income (loss)                                                $         11,142   $        (13,832)
   Net realized gain (loss) on investments                                              103,786            (13,647)
   Net unrealized appreciation (depreciation) of investments                            457,250            701,703
                                                                              ------------------ -------------------

     Net increase (decrease) in net assets resulting from operations                    572,178            674,224
                                                                              ------------------ -------------------

EQUITY TRANSACTIONS
   Contract purchase payments                                                           613,098            691,771
   Transfers between subaccounts (including fixed account), net                        (127,172)          (257,997)
   Surrenders                                                                          (748,322)          (823,297)
                                                                              ------------------ -------------------

     Net proceeds (withdrawals) from equity transactions                               (262,396)          (389,523)
                                                                              ------------------ -------------------

NET INCREASE (DECREASE) IN NET ASSETS                                                   309,782            284,701

NET ASSETS (Beginning of year)                                                        6,045,653          5,760,952
                                                                              ------------------ -------------------

NET ASSETS (End of year)                                                       $      6,355,435   $      6,045,653
                                                                              ================== ===================






The accompanying notes are an integral part of the financial statements.


                                       30



                              CARILLON LIFE ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   MFS Variable Insurance Trust
                                                                                       High Income Subaccount
                                                                              --------------------------------------

                                                                                     Year Ended December 31,

                                                                                    2007                2006
                                                                              ------------------ -------------------

OPERATIONS
   Net investment income (loss)                                                $        193,781   $        186,457
   Net realized gain (loss) on investments                                               (2,163)            (2,861)
   Net unrealized appreciation (depreciation) of investments                           (161,994)            67,641
                                                                              ------------------ -------------------

     Net increase (decrease) in net assets resulting from operations                     29,624            251,237
                                                                              ------------------ -------------------

EQUITY TRANSACTIONS
   Contract purchase payments                                                           541,683            573,240
   Transfers between subaccounts (including fixed account), net                          64,082             30,327
   Surrenders                                                                          (400,469)          (296,031)
                                                                              ------------------ -------------------

     Net proceeds (withdrawals) from equity transactions                                205,296            307,536
                                                                              ------------------ -------------------

NET INCREASE (DECREASE) IN NET ASSETS                                                   234,920            558,773

NET ASSETS (Beginning of year)                                                        3,001,598          2,442,825
                                                                              ------------------ -------------------

NET ASSETS (End of year)                                                       $      3,236,518   $      3,001,598
                                                                              ================== ===================






The accompanying notes are an integral part of the financial statements.


                                       31



                              CARILLON LIFE ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  MFS Variable Insurance Trust
                                                                                   Emerging Growth Subaccount
                                                                              --------------------------------------

                                                                                     Year Ended December 31,

                                                                                    2007                2006
                                                                              ------------------ -------------------

OPERATIONS
   Net investment income (loss)                                                $        (48,475)  $        (47,414)
   Net realized gain (loss) on investments                                                8,992           (540,129)
   Net unrealized appreciation (depreciation) of investments                          1,303,867          1,026,027
                                                                              ------------------ -------------------

     Net increase (decrease) in net assets resulting from operations                  1,264,384            438,484
                                                                              ------------------ -------------------

EQUITY TRANSACTIONS
   Contract purchase payments                                                           824,665            975,470
   Transfers between subaccounts (including fixed account), net                        (283,258)          (278,453)
   Surrenders                                                                        (1,004,626)        (1,183,418)
                                                                              ------------------ -------------------

     Net proceeds (withdrawals) from equity transactions                               (463,219)          (486,401)
                                                                              ------------------ -------------------

NET INCREASE (DECREASE) IN NET ASSETS                                                   801,165            (47,917)

NET ASSETS (Beginning of year)                                                        6,494,118          6,542,035
                                                                              ------------------ -------------------

NET ASSETS (End of year)                                                       $      7,295,283   $      6,494,118
                                                                              ================== ===================






The accompanying notes are an integral part of the financial statements.


                                       32



                              CARILLON LIFE ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    MFS Variable Insurance Trust
                                                                                       Total Return Subaccount
                                                                              --------------------------------------

                                                                                     Year Ended December 31,

                                                                                    2007                2006
                                                                              ------------------ -------------------

OPERATIONS
   Net investment income (loss)                                                $         75,896   $         54,069
   Net realized gain (loss) on investments                                              159,481            130,233
   Net unrealized appreciation (depreciation) of investments                            (95,107)           203,174
                                                                              ------------------ -------------------

     Net increase (decrease) in net assets resulting from operations                    140,270            387,476
                                                                              ------------------ -------------------

EQUITY TRANSACTIONS
   Contract purchase payments                                                           608,828            637,887
   Transfers between subaccounts (including fixed account), net                        (116,693)            88,725
   Surrenders                                                                          (436,586)          (373,135)
                                                                              ------------------ -------------------

     Net proceeds (withdrawals) from equity transactions                                 55,549            353,477
                                                                              ------------------ -------------------

NET INCREASE (DECREASE) IN NET ASSETS                                                   195,819            740,953

NET ASSETS (Beginning of year)                                                        4,040,650          3,299,697
                                                                              ------------------ -------------------

NET ASSETS (End of year)                                                       $      4,236,469   $      4,040,650
                                                                              ================== ===================






The accompanying notes are an integral part of the financial statements.


                                       33



                              CARILLON LIFE ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   MFS Variable Insurance Trust
                                                                                     New Discovery Subaccount
                                                                              --------------------------------------

                                                                                     Year Ended December 31,

                                                                                    2007                2006
                                                                              ------------------ -------------------

OPERATIONS
   Net investment income (loss)                                                $        (20,956)  $        (17,190)
   Net realized gain (loss) on investments                                              259,935             80,025
   Net unrealized appreciation (depreciation) of investments                           (200,953)           215,651
                                                                              ------------------ -------------------

     Net increase (decrease) in net assets resulting from operations                     38,026            278,486
                                                                              ------------------ -------------------

EQUITY TRANSACTIONS
   Contract purchase payments                                                           556,414            580,802
   Transfers between subaccounts (including fixed account), net                         (47,631)           (87,984)
   Surrenders                                                                          (331,600)          (308,509)
                                                                              ------------------ -------------------

     Net proceeds (withdrawals) from equity transactions                                177,183            184,309
                                                                              ------------------ -------------------

NET INCREASE (DECREASE) IN NET ASSETS                                                   215,209            462,795

NET ASSETS (Beginning of year)                                                        2,566,782          2,103,987
                                                                              ------------------ -------------------

NET ASSETS (End of year)                                                       $      2,781,991   $      2,566,782
                                                                              ================== ===================





The accompanying notes are an integral part of the financial statements.


                                       34



                              CARILLON LIFE ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                        American Century
                                                                                    Variable Portfolios, Inc.
                                                                                   Income & Growth Subaccount
                                                                              --------------------------------------

                                                                                     Year Ended December 31,

                                                                                    2007                2006
                                                                              ------------------ -------------------

OPERATIONS
   Net investment income (loss)                                                $         15,133   $         15,059
   Net realized gain (loss) on investments                                               44,016            113,292
   Net unrealized appreciation (depreciation) of investments                            (81,414)            64,835
                                                                              ------------------ -------------------

     Net increase (decrease) in net assets resulting from operations                    (22,265)           193,186
                                                                              ------------------ -------------------

EQUITY TRANSACTIONS
   Contract purchase payments                                                           272,259            274,391
   Transfers between subaccounts (including fixed account), net                         175,020           (198,190)
   Surrenders                                                                          (199,459)          (197,394)
                                                                              ------------------ -------------------

     Net proceeds (withdrawals) from equity transactions                                247,820           (121,193)
                                                                              ------------------ -------------------

NET INCREASE (DECREASE) IN NET ASSETS                                                   225,555             71,993

NET ASSETS (Beginning of year)                                                        1,386,416          1,314,423
                                                                              ------------------ -------------------

NET ASSETS (End of year)                                                       $      1,611,971   $      1,386,416
                                                                              ================== ===================







The accompanying notes are an integral part of the financial statements.



                                       35

                              CARILLON LIFE ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                        American Century
                                                                                    Variable Portfolios, Inc.
                                                                                        Value Subaccount
                                                                              --------------------------------------

                                                                                     Year Ended December 31,

                                                                                    2007                2006
                                                                              ------------------ -------------------

OPERATIONS
   Net investment income (loss)                                                $         47,169   $         28,574
   Net realized gain (loss) on investments                                              639,519            488,226
   Net unrealized appreciation (depreciation) of investments                         (1,009,694)           294,448
                                                                              ------------------ -------------------

     Net increase (decrease) in net assets resulting from operations                   (323,006)           811,248
                                                                              ------------------ -------------------

EQUITY TRANSACTIONS
   Contract purchase payments                                                           947,739            863,129
   Transfers between subaccounts (including fixed account), net                        (142,604)           (59,798)
   Surrenders                                                                          (588,337)          (593,013)
                                                                              ------------------ -------------------

     Net proceeds (withdrawals) from equity transactions                                216,798            210,318
                                                                              ------------------ -------------------

NET INCREASE (DECREASE) IN NET ASSETS                                                  (106,208)         1,021,566

NET ASSETS (Beginning of year)                                                        5,485,902          4,464,336
                                                                              ------------------ -------------------

NET ASSETS (End of year)                                                       $      5,379,694   $      5,485,902
                                                                              ================== ===================





The accompanying notes are an integral part of the financial statements.


                                       36



                              CARILLON LIFE ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                        American Century
                                                                                    Variable Portfolios, Inc.
                                                                                    International Subaccount
                                                                              --------------------------------------

                                                                                     Year Ended December 31,

                                                                                    2007                2006
                                                                              ------------------ -------------------

OPERATIONS
   Net investment income (loss)                                                $           (535)  $            415
   Net realized gain (loss) on investments                                               26,050              4,427
   Net unrealized appreciation (depreciation) of investments                              7,464             22,158
                                                                              ------------------ -------------------

     Net increase (decrease) in net assets resulting from operations                     32,979             27,000
                                                                              ------------------ -------------------

EQUITY TRANSACTIONS
   Contract purchase payments                                                           137,064             96,567
   Transfers between subaccounts (including fixed account), net                          38,988             (1,589)
   Surrenders                                                                           (44,200)           (22,365)
                                                                              ------------------ -------------------

     Net proceeds (withdrawals) from equity transactions                                131,852             72,613
                                                                              ------------------ -------------------

NET INCREASE (DECREASE) IN NET ASSETS                                                   164,831             99,613

NET ASSETS (Beginning of year)                                                          172,157             72,544
                                                                              ------------------ -------------------

NET ASSETS (End of year)                                                       $        336,988   $        172,157
                                                                              ================== ===================






The accompanying notes are an integral part of the financial statements.


                                       37



                              CARILLON LIFE ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                           Oppenheimer
                                                                                     Variable Account Funds
                                                                                     Main Street Subaccount
                                                                              --------------------------------------

                                                                                     Year Ended December 31,

                                                                                    2007                2006
                                                                              ------------------ -------------------

OPERATIONS
   Net investment income (loss)                                                $          7,887   $         10,120
   Net realized gain (loss) on investments                                               50,049             64,558
   Net unrealized appreciation (depreciation) of investments                             65,200            342,341
                                                                              ------------------ -------------------

     Net increase (decrease) in net assets resulting from operations                    123,136            417,019
                                                                              ------------------ -------------------

EQUITY TRANSACTIONS
   Contract purchase payments                                                           623,236            595,371
   Transfers between subaccounts (including fixed account), net                         140,915           (101,852)
   Surrenders                                                                          (356,802)          (360,922)
                                                                              ------------------ -------------------

     Net proceeds (withdrawals) from equity transactions                                407,349            132,597
                                                                             ------------------ -------------------

NET INCREASE (DECREASE) IN NET ASSETS                                                   530,485            549,616

NET ASSETS (Beginning of year)                                                        3,490,899          2,941,283
                                                                              ------------------ -------------------

NET ASSETS (End of year)                                                       $      4,021,384   $      3,490,899
                                                                              ================== ===================






The accompanying notes are an integral part of the financial statements.


                                       38



                              CARILLON LIFE ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                           Oppenheimer
                                                                                     Variable Account Funds
                                                                                  Global Securities Subaccount
                                                                              --------------------------------------

                                                                                     Year Ended December 31,

                                                                                    2007                2006
                                                                              ------------------ -------------------

OPERATIONS
   Net investment income (loss)                                                $         25,899   $        206,695
   Net realized gain (loss) on investments                                              367,404             77,604
   Net unrealized appreciation (depreciation) of investments                           (139,862)           347,436
                                                                              ------------------ -------------------

     Net increase (decrease) in net assets resulting from operations                    253,441            631,735
                                                                              ------------------ -------------------

EQUITY TRANSACTIONS
   Contract purchase payments                                                           937,655            774,801
   Transfers between subaccounts (including fixed account), net                         350,881            305,009
   Surrenders                                                                          (451,016)          (389,126)
                                                                              ------------------ -------------------

     Net proceeds (withdrawals) from equity transactions                                837,520            690,684
                                                                              ------------------ -------------------

NET INCREASE (DECREASE) IN NET ASSETS                                                 1,090,961          1,322,419

NET ASSETS (Beginning of year)                                                        4,672,148          3,349,729
                                                                              ------------------ -------------------

NET ASSETS (End of year)                                                       $      5,763,109   $      4,672,148
                                                                              ================== ===================






The accompanying notes are an integral part of the financial statements.


                                       39



                              CARILLON LIFE ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                             Oppenheimer
                                                                                       Variable Account Funds
                                                                                        Capital Appreciation
                                                                                             Subaccount
                                                                              --------------------------------------

                                                                                     Year Ended December 31,

                                                                                    2007                2006
                                                                              ------------------ -------------------

OPERATIONS
   Net investment income (loss)                                                $         (1,122)  $           (335)
   Net realized gain (loss) on investments                                                2,396                212
   Net unrealized appreciation (depreciation) of investments                             17,886              6,691
                                                                             ------------------ -------------------

     Net increase (decrease) in net assets resulting from operations                     19,160              6,568
                                                                              ------------------ -------------------

EQUITY TRANSACTIONS
   Contract purchase payments                                                           123,816             60,536
   Transfers between subaccounts (including fixed account), net                          42,683             15,841
   Surrenders                                                                           (28,285)           (11,026)
                                                                              ------------------ -------------------

     Net proceeds (withdrawals) from equity transactions                                138,214             65,351
                                                                              ------------------ -------------------

NET INCREASE (DECREASE) IN NET ASSETS                                                   157,374             71,919

NET ASSETS (Beginning of year)                                                          110,392             38,473
                                                                              ------------------ -------------------

NET ASSETS (End of year)                                                       $        267,766   $        110,392
                                                                              ================== ===================



The accompanying notes are an integral part of the financial statements.


                                       40



                              CARILLON LIFE ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   Franklin Templeton Variable
                                                                                     Insurance Products Trust
                                                                                   Foreign Securities Subaccount
                                                                              --------------------------------------

                                                                                     Year Ended December 31,

                                                                                    2007                2006
                                                                              ------------------ -------------------

OPERATIONS
   Net investment income (loss)                                                $         87,154   $         27,173
   Net realized gain (loss) on investments                                              490,891            (31,221)
   Net unrealized appreciation (depreciation) of investments                            394,202          1,068,037
                                                                              ------------------ -------------------

     Net increase (decrease) in net assets resulting from operations                    972,247          1,063,989
                                                                              ------------------ -------------------

EQUITY TRANSACTIONS
   Contract purchase payments                                                         1,226,476          1,148,606
   Transfers between subaccounts (including fixed account), net                         (14,794)           210,860
   Surrenders                                                                          (838,042)          (726,470)
                                                                              ------------------ -------------------

     Net proceeds (withdrawals) from equity transactions                                373,640            632,996
                                                                              ------------------ -------------------

NET INCREASE (DECREASE) IN NET ASSETS                                                 1,345,887          1,696,985

NET ASSETS (Beginning of year)                                                        6,507,663          4,810,678
                                                                              ------------------ -------------------

NET ASSETS (End of year)                                                       $      7,853,550   $      6,507,663
                                                                              ================== ===================







The accompanying notes are an integral part of the financial statements.


                                       41



                              CARILLON LIFE ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     Franklin Templeton Variable
                                                                                      Insurance Products Trust
                                                                                    Growth Securities Subaccount
                                                                              --------------------------------------

                                                                                     Year Ended December 31,

                                                                                    2007                2006
                                                                              ------------------ -------------------

OPERATIONS
   Net investment income (loss)                                                $            463   $          1,609
   Net realized gain (loss) on investments                                                5,494                557
   Net unrealized appreciation (depreciation) of investments                             (5,722)             6,235
                                                                              ------------------ -------------------

     Net increase (decrease) in net assets resulting from operations                        235              8,401
                                                                              ------------------ -------------------

EQUITY TRANSACTIONS
   Contract purchase payments                                                            44,620             24,021
   Transfers between subaccounts (including fixed account), net                          25,341              6,169
   Surrenders                                                                           (17,213)            (8,848)
                                                                              ------------------ -------------------

     Net proceeds (withdrawals) from equity transactions                                 52,748             21,342
                                                                              ------------------ -------------------

NET INCREASE (DECREASE) IN NET ASSETS                                                    52,983             29,743

NET ASSETS (Beginning of year)                                                           57,041             27,298
                                                                              ------------------ -------------------

NET ASSETS (End of year)                                                       $        110,024   $         57,041
                                                                              ================== ===================





The accompanying notes are an integral part of the financial statements.


                                       42



                              CARILLON LIFE ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                        Neuberger Berman
                                                                                    Advisers Management Trust
                                                                                       Guardian Subaccount
                                                                              --------------------------------------

                                                                                     Year Ended December 31,

                                                                                    2007                2006
                                                                              ------------------ -------------------

OPERATIONS
   Net investment income (loss)                                                $        (13,113)  $         (1,398)
   Net realized gain (loss) on investments                                              157,072            119,565
   Net unrealized appreciation (depreciation) of investments                             37,852            185,770
                                                                              ------------------ -------------------

     Net increase (decrease) in net assets resulting from operations                    181,811            303,937
                                                                              ------------------ -------------------

EQUITY TRANSACTIONS
   Contract purchase payments                                                           365,819            386,818
   Transfers between subaccounts (including fixed account), net                          19,874            (65,907)
   Surrenders                                                                          (391,994)          (353,536)
                                                                              ------------------ -------------------

     Net proceeds (withdrawals) from equity transactions                                 (6,301)           (32,625)
                                                                              ------------------ -------------------

NET INCREASE (DECREASE) IN NET ASSETS                                                   175,510            271,312

NET ASSETS (Beginning of year)                                                        2,674,241          2,402,929
                                                                              ------------------ -------------------

NET ASSETS (End of year)                                                       $      2,849,751   $      2,674,241
                                                                              ================== ===================






The accompanying notes are an integral part of the financial statements.


                                       43



                              CARILLON LIFE ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                        Alger American Fund
                                                                                    Leveraged AllCap Subaccount
                                                                              --------------------------------------

                                                                                     Year Ended December 31,

                                                                                    2007                2006
                                                                              ------------------ -------------------

OPERATIONS
   Net investment income (loss)                                                $         (5,636)  $         (3,026)
   Net realized gain (loss) on investments                                               72,640             19,696
   Net unrealized appreciation (depreciation) of investments                            156,780             53,034
                                                                              ------------------ -------------------

     Net increase (decrease) in net assets resulting from operations                    223,784             69,704
                                                                              ------------------ -------------------

EQUITY TRANSACTIONS
   Contract purchase payments                                                           164,608             84,668
   Transfers between subaccounts (including fixed account), net                         514,626             35,715
   Surrenders                                                                           (93,930)           (61,519)
                                                                              ------------------ -------------------

     Net proceeds (withdrawals) from equity transactions                                585,304             58,864
                                                                              ------------------ -------------------

NET INCREASE (DECREASE) IN NET ASSETS                                                   809,088            128,568

NET ASSETS (Beginning of year)                                                          465,780            337,212
                                                                              ------------------ -------------------

NET ASSETS (End of year)                                                       $      1,274,868   $        465,780
                                                                              ================== ===================




The accompanying notes are an integral part of the financial statements.


                                       44



                              CARILLON LIFE ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                       Alger American Fund
                                                                                    MidCap Growth Subaccount
                                                                              --------------------------------------

                                                                                     Year Ended December 31,

                                                                                    2007                2006
                                                                              ------------------ -------------------

OPERATIONS
   Net investment income (loss)                                                $        (16,897)  $         44,131
   Net realized gain (loss) on investments                                              326,870            189,694
   Net unrealized appreciation (depreciation) of investments                            288,416            (94,609)
                                                                              ------------------ -------------------

     Net increase (decrease) in net assets resulting from operations                    598,389            139,216
                                                                              ------------------ -------------------

EQUITY TRANSACTIONS
   Contract purchase payments                                                           568,121            402,938
   Transfers between subaccounts (including fixed account), net                         437,243             52,076
   Surrenders                                                                          (211,841)          (197,783)
                                                                              ------------------ -------------------

     Net proceeds (withdrawals) from equity transactions                                793,523            257,231
                                                                              ------------------ -------------------

NET INCREASE (DECREASE) IN NET ASSETS                                                 1,391,912            396,447

NET ASSETS (Beginning of year)                                                        1,701,119          1,304,672
                                                                              ------------------ -------------------

NET ASSETS (End of year)                                                       $      3,093,031   $      1,701,119
                                                                              ================== ===================






The accompanying notes are an integral part of the financial statements.

                                       45



                              CARILLON LIFE ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                       Seligman Portfolios, Inc.
                                                                                         Comm. & Information
                                                                                              Subaccount
                                                                              --------------------------------------

                                                                                     Year Ended December 31,

                                                                                    2007                2006
                                                                              ------------------ -------------------

OPERATIONS
   Net investment income (loss)                                                $         (2,958)  $         (2,244)
   Net realized gain (loss) on investments                                               22,295             13,877
   Net unrealized appreciation (depreciation) of investments                             34,078             47,399
                                                                              ------------------ -------------------

     Net increase (decrease) in net assets resulting from operations                     53,415             59,032
                                                                              ------------------ -------------------

EQUITY TRANSACTIONS
   Contract purchase payments                                                            71,797             53,495
   Transfers between subaccounts (including fixed account), net                          27,303             37,553
   Surrenders                                                                           (59,463)           (54,594)
                                                                              ------------------ -------------------

     Net proceeds (withdrawals) from equity transactions                                 39,637             36,454
                                                                              ------------------ -------------------

NET INCREASE (DECREASE) IN NET ASSETS                                                    93,052             95,486

NET ASSETS (Beginning of year)                                                          370,536            275,050
                                                                              ------------------ -------------------

NET ASSETS (End of year)                                                       $        463,588   $        370,536
                                                                              ================== ===================






The accompanying notes are an integral part of the financial statements.


                                       46



                              CARILLON LIFE ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    Seligman Portfolios, Inc.
                                                                                  Smaller-Cap Value Subaccount
                                                                              --------------------------------------

                                                                                     Year Ended December 31,

                                                                                    2007                2006
                                                                              ------------------ -------------------

OPERATIONS
   Net investment income (loss)                                                $        (44,730)  $        (33,145)
   Net realized gain (loss) on investments                                              813,699            549,844
   Net unrealized appreciation (depreciation) of investments                           (629,288)           328,861
                                                                              ------------------ -------------------

     Net increase (decrease) in net assets resulting from operations                    139,681            845,560
                                                                              ------------------ -------------------

EQUITY TRANSACTIONS
   Contract purchase payments                                                         1,175,950          1,058,652
   Transfers between subaccounts (including fixed account), net                         109,146             25,705
   Surrenders                                                                          (512,750)          (503,473)
                                                                              ------------------ -------------------

     Net proceeds (withdrawals) from equity transactions                                772,346            580,884
                                                                              ------------------ -------------------

NET INCREASE (DECREASE) IN NET ASSETS                                                   912,027          1,426,444

NET ASSETS (Beginning of year)                                                        5,301,972          3,875,528
                                                                              ------------------ -------------------

NET ASSETS (End of year)                                                       $      6,213,999   $      5,301,972
                                                                              ================== ===================





The accompanying notes are an integral part of the financial statements.


                                       47



                              CARILLON LIFE ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                      Universal Institutional
                                                                                            Funds, Inc.
                                                                                       Core Plus Fixed Income
                                                                                              Subaccount
                                                                              --------------------------------------

                                                                                     Year Ended December 31,

                                                                                    2007                2006
                                                                              ------------------ -------------------

OPERATIONS
   Net investment income (loss)                                                $         18,973   $         14,136
   Net realized gain (loss) on investments                                               (1,510)              (732)
   Net unrealized appreciation (depreciation) of investments                             12,136             (1,474)
                                                                              ------------------ -------------------

     Net increase (decrease) in net assets resulting from operations                     29,599             11,930
                                                                              ------------------ -------------------

EQUITY TRANSACTIONS
   Contract purchase payments                                                           164,768            141,850
   Transfers between subaccounts (including fixed account), net                         189,868             78,999
   Surrenders                                                                           (59,656)           (42,893)
                                                                              ------------------ -------------------

     Net proceeds (withdrawals) from equity transactions                                294,980            177,956
                                                                              ------------------ -------------------

NET INCREASE (DECREASE) IN NET ASSETS                                                   324,579            189,886

NET ASSETS (Beginning of year)                                                          432,920            243,034
                                                                              ------------------ -------------------

NET ASSETS (End of year)                                                       $        757,499   $        432,920
                                                                              ================== ===================





The accompanying notes are an integral part of the financial statements.


                                       48



                              CARILLON LIFE ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     Universal Institutional
                                                                                           Funds, Inc.
                                                                                   U.S. Real Estate Subaccount
                                                                              --------------------------------------

                                                                                     Year Ended December 31,

                                                                                    2007                2006
                                                                              ------------------ -------------------

OPERATIONS
   Net investment income (loss)                                                $          7,266   $         91,123
   Net realized gain (loss) on investments                                              239,775             63,947
   Net unrealized appreciation (depreciation) of investments                           (641,378)           252,801
                                                                              ------------------ -------------------

     Net increase (decrease) in net assets resulting from operations                   (394,337)           407,871
                                                                              ------------------ -------------------

EQUITY TRANSACTIONS
   Contract purchase payments                                                           464,454            399,674
   Transfers between subaccounts (including fixed account), net                         136,033            309,413
   Surrenders                                                                          (187,034)          (228,336)
                                                                              ------------------ -------------------

     Net proceeds (withdrawals) from equity transactions                                413,453            480,751
                                                                              ------------------ -------------------

NET INCREASE (DECREASE) IN NET ASSETS                                                    19,116            888,622

NET ASSETS (Beginning of year)                                                        1,764,902            876,280
                                                                              ------------------ -------------------

NET ASSETS (End of year)                                                       $      1,784,018   $      1,764,902
                                                                              ================== ===================




The accompanying notes are an integral part of the financial statements.


                              CARILLON LIFE ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    Calvert Variable Series, Inc.
                                                                                      Ameritas Core Strategies
                                                                                              Subaccount
                                                                              --------------------------------------

                                                                                     Year Ended December 31,

                                                                                   2007(A)
                                                                              ------------------
OPERATIONS
   Net investment income (loss)                                                $            747
   Net realized gain (loss) on investments                                               10,335
   Net unrealized appreciation (depreciation) of investments                            (23,343)
                                                                              ------------------

     Net increase (decrease) in net assets resulting from operations                    (12,261)
                                                                              ------------------

EQUITY TRANSACTIONS
   Contract purchase payments                                                            66,630
   Transfers between subaccounts (including fixed account), net                         185,886
   Surrenders                                                                           (10,265)
                                                                              ------------------

     Net proceeds (withdrawals) from equity transactions                                242,251
                                                                              ------------------

NET INCREASE (DECREASE) IN NET ASSETS                                                   229,990

NET ASSETS (Beginning of year)                                                             ----
                                                                              ------------------

NET ASSETS (End of year)                                                       $        229,990
                                                                              ==================



(A) Period from May 1, 2007 through December 31, 2007.

The accompanying notes are an integral part of the financial statements.


                                       50



                              CARILLON LIFE ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  Calvert Variable Series, Inc.
                                                                                             Income
                                                                                           Subaccount
                                                                              --------------------------------------

                                                                                     Year Ended December 31,

                                                                                   2007(A)
                                                                              ------------------

OPERATIONS
   Net investment income (loss)                                                $          2,596
   Net realized gain (loss) on investments                                                  250
   Net unrealized appreciation (depreciation) of investments                             (2,437)
                                                                              ------------------

     Net increase (decrease) in net assets resulting from operations                        409
                                                                              ------------------

EQUITY TRANSACTIONS
   Contract purchase payments                                                             4,047
   Transfers between subaccounts (including fixed account), net                          59,020
   Surrenders                                                                            (1,219)
                                                                              ------------------

     Net proceeds (withdrawals) from equity transactions                                 61,848
                                                                              ------------------

NET INCREASE (DECREASE) IN NET ASSETS                                                    62,257

NET ASSETS (Beginning of year)                                                             ----
                                                                              ------------------

NET ASSETS (End of year)                                                       $         62,257
                                                                              ==================



(A) Period from May 1, 2007 through December 31, 2007.

The accompanying notes are an integral part of the financial statements.


                                       51


                              CARILLON LIFE ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   Fidelity Variable Insurance
                                                                                            Products
                                                                                      Contrafund Subaccount
                                                                              --------------------------------------

                                                                                     Year Ended December 31,

                                                                                   2007(A)
                                                                              ------------------

OPERATIONS
   Net investment income (loss)                                                $          1,633
   Net realized gain (loss) on investments                                               54,059
   Net unrealized appreciation (depreciation) of investments                            (52,151)
                                                                              ------------------

     Net increase (decrease) in net assets resulting from operations                      3,541
                                                                              ------------------

EQUITY TRANSACTIONS
   Contract purchase payments                                                            75,985
   Transfers between subaccounts (including fixed account), net                         246,207
   Surrenders                                                                           (12,353)
                                                                              ------------------

     Net proceeds (withdrawals) from equity transactions                                309,839
                                                                              ------------------

NET INCREASE (DECREASE) IN NET ASSETS                                                   313,380

NET ASSETS (Beginning of year)                                                             ----
                                                                              ------------------

NET ASSETS (End of year)                                                       $        313,380
                                                                              ==================



(A) Period from May 1, 2007 through December 31, 2007.

The accompanying notes are an integral part of the financial statements.



                                       52



                              CARILLON LIFE ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   Fidelity Variable Insurance
                                                                                            Products
                                                                                     Equity-Income Subaccount
                                                                              --------------------------------------

                                                                                     Year Ended December 31,

                                                                                   2007(A)
                                                                              ------------------

OPERATIONS
   Net investment income (loss)                                                $          1,735
   Net realized gain (loss) on investments                                                2,876
   Net unrealized appreciation (depreciation) of investments                            (17,824)
                                                                              ------------------

     Net increase (decrease) in net assets resulting from operations                    (13,213)
                                                                              ------------------

EQUITY TRANSACTIONS
   Contract purchase payments                                                            50,914
   Transfers between subaccounts (including fixed account), net                         143,662
   Surrenders                                                                            (7,831)
                                                                              ------------------

     Net proceeds (withdrawals) from equity transactions                                186,745
                                                                              ------------------

NET INCREASE (DECREASE) IN NET ASSETS                                                   173,532

NET ASSETS (Beginning of year)                                                             ----
                                                                              ------------------

NET ASSETS (End of year)                                                       $        173,532
                                                                              ==================



(A) Period from May 1, 2007 through December 31, 2007.

The accompanying notes are an integral part of the financial statements.


                                       53



                              CARILLON LIFE ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   Fidelity Variable Insurance
                                                                                              Products
                                                                                       High Income Subaccount
                                                                              --------------------------------------

                                                                                     Year Ended December 31,

                                                                                   2007(A)
                                                                              ------------------

OPERATIONS
   Net investment income (loss)                                                $          1,315
   Net realized gain (loss) on investments                                                   (5)
   Net unrealized appreciation (depreciation) of investments                             (1,368)
                                                                              ------------------

     Net increase (decrease) in net assets resulting from operations                        (58)
                                                                              ------------------

EQUITY TRANSACTIONS
   Contract purchase payments                                                             4,085
   Transfers between subaccounts (including fixed account), net                          24,793
   Surrenders                                                                              (873)
                                                                              ------------------

     Net proceeds (withdrawals) from equity transactions                                 28,005
                                                                              ------------------

NET INCREASE (DECREASE) IN NET ASSETS                                                    27,947

NET ASSETS (Beginning of year)                                                             ----
                                                                              ------------------

NET ASSETS (End of year)                                                       $         27,947
                                                                              ==================



(A) Period from May 1, 2007 through December 31, 2007.

The accompanying notes are an integral part of the financial statements.


                                       54



                              CARILLON LIFE ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                      Third Avenue Variable
                                                                                          Series Trust
                                                                                        Value Subaccount
                                                                              --------------------------------------

                                                                                     Year Ended December 31,

                                                                                   2007(A)
                                                                              ------------------

OPERATIONS
   Net investment income (loss)                                                $            211
   Net realized gain (loss) on investments                                                1,096
   Net unrealized appreciation (depreciation) of investments                            (10,728)
                                                                              ------------------

     Net increase (decrease) in net assets resulting from operations                     (9,421)
                                                                              ------------------

EQUITY TRANSACTIONS
   Contract purchase payments                                                            30,176
   Transfers between subaccounts (including fixed account), net                         126,707
   Surrenders                                                                            (4,331)
                                                                              ------------------

     Net proceeds (withdrawals) from equity transactions                                152,552
                                                                              ------------------

NET INCREASE (DECREASE) IN NET ASSETS                                                   143,131

NET ASSETS (Beginning of year)                                                             ----
                                                                              ------------------

NET ASSETS (End of year)                                                       $        143,131
                                                                              ==================


(A) Period from May 1, 2007 through December 31, 2007.

The accompanying notes are an integral part of the financial statements.

                              CARILLON LIFE ACCOUNT
                        NOTES TO THE FINANCIAL STATEMENTS
                                DECEMBER 31, 2007

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Carillon Life Account of The Union Central Life Insurance Company (the Life Account) is a separate account registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Life Account was established on July 10, 1995 by resolution of the Board of Directors of The Union Central Life Insurance Company (Union Central) and commenced operations on December 29, 1995. The Life Account is comprised of forty-two subaccounts, each of which invests in a corresponding Portfolio of Summit Mutual Funds, Inc., DWS Variable Series I and II, AIM Variable Insurance Funds, Inc., MFS Variable Insurance Trust, American Century Variable Portfolios, Inc., Oppenheimer Variable Account Funds, Franklin Templeton Variable Insurance Products Trust, Neuberger Berman Advisers Management Trust, Alger American Fund, Seligman Portfolios, Inc., Universal Institutional Funds, Inc., Calvert Variable Series, Inc., Fidelity Variable Insurance Products, or Third Avenue Variable Series Trust (the Funds). The Funds are no-load, diversified, open-end management investment companies registered under the Investment Company Act of 1940, as amended. The shares of Summit Mutual Funds, Inc. are sold to Union Central and its separate accounts and to other unaffiliated insurance companies to fund the benefits under certain variable life policies and variable annuity contracts. Ameritas Investment Corp., an affiliated broker-dealer registered under the Securities Exchange Act of 1934, serves as the distributor of variable life policies and variable annuity contracts issued by Summit Mutual Funds, Inc. The shares of DWS Variable Series I and II, AIM Variable Insurance Funds, Inc., MFS Variable Insurance Trust, American Century Variable Portfolios, Inc., Oppenheimer Variable Account Funds, Franklin Templeton Variable Insurance Products, Neuberger Berman Advisers Management Trust, Alger American Fund, Seligman Portfolios, Inc., Universal Institutional Funds, Inc., Calvert Variable Series, Inc., Fidelity Variable Insurance Products, or Third Avenue Variable Series Trust are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts. DWS Scudder Distributors, Inc., an affiliate of Deutsche Asset Management Americas, Inc., is the distributor of variable life insurance policies and variable annuity contracts issued by DWS Variable Series I and II. AIM Distributors, Inc. is the distributor of the shares issued by AIM Variable Insurance Funds, Inc. MFS Fund Distributors, Inc., a wholly-owned subsidiary of Massachusetts Financial Services Company, is the distributor of shares issued by the MFS Variable Insurance Trust. American Century Investment Services, Inc. is the distributor of the shares issued by American Century Variable Portfolios, Inc. Oppenheimer Funds Distributor, Inc. is the distributor of the shares issued by Oppenheimer Variable Account Funds. Franklin Templeton Distributors, Inc. is the distributor of variable annuity and variable life insurance contracts issued by Franklin Templeton Variable Insurance Products Trust. Neuberger Berman Management, Inc. is the distributor of the shares issued by Neuberger Berman Advisers Management Trust. Fred Alger & Company, Incorporated is the distributor of the shares issued by Alger American Fund. Seligman Advisors, Inc. is the distributor of the shares issued by Seligman Portfolios, Inc. Morgan Stanley & Co. Incorporated is the distributor of the shares issued by Universal Institutional Funds, Inc. Calvert Distributors, Inc. is the distributor of the shares issued by Calvert Variable Series, Inc. Fidelity Distributors Corporation is the distributor of the shares issued by Fidelity Variable Insurance Products. M.J. Whitman LLC is the distributor of the shares issued by Third Avenue Variable Series Trust.

The assets of the Life Account are segregated from the other assets of Union Central and the investment performance of the Life Account is independent of the investment performance of both Union Central's general assets and other separate accounts.

Investment valuation - Assets of the Life Account are invested in shares of the Funds at the net asset value of the Funds' shares. Investments in the Funds' shares are subsequently stated at the net asset value of the Funds' shares held, and represent the fair values of the funds' securities determined at the end of each business day.

Use of estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Estimates also affect the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities transactions and investment income - Securities transactions are recorded on the trade date (the date the order to buy or sell is executed), and dividend income is recorded on the ex-dividend date. Gains and losses on sales of the Funds' shares are calculated on the first-in, first-out basis for financial reporting and tax purposes. All dividends and distributions from the Subaccount are reinvested in additional shares of the respective Subaccount at the net asset value per share.

Federal income taxes - The operations of the Life Account form a part of and are taxed with the operations of Union Central. Union Central is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, separate account investment income and capital gains are not taxed to the extent they are applied to increase reserves under a contract issued in connection with the Life Account. Investment income and realized capital gains and losses on assets of the Life Account are automatically applied to increase or decrease reserves under the contract. Accordingly, no provision for federal income taxes or unrecognized tax benefits are reflected in these financial statements.

NOTE 2 - PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2007 were as follows:

                                                                        Purchases                    Sales
                                                                  -----------------------    -----------------------
SUMMIT MUTUAL FUNDS, INC.
    Zenith Subaccount                                               $        2,150,576         $          645,543
    Balanced Index Subaccount                                                  160,000                     95,933
    Bond Subaccount                                                          1,000,617                    330,465
    S&P 500 Index Subaccount                                                 2,599,817                  3,756,723
    S&P MidCap 400 Index Subaccount                                          1,862,920                    710,405
    Russell 2000 Small Cap Index Subaccount                                  1,073,359                    329,093
    Nasdaq-100 Index Subaccount                                                446,995                    487,363
    Lehman Aggregate Bond Index Subaccount                                     358,452                    115,131
    EAFE International Index Subaccount                                      1,458,507                    258,507
    Natural Resources Subaccount                                               287,638                      4,608

DWS VARIABLE SERIES II
    Money Market Subaccount                                                  6,736,402                  4,662,813

DWS VARIABLE SERIES I
    Capital Growth Subaccount                                                  289,448                    657,081
    International Subaccount                                                   665,176                    626,101

AIM VARIABLE INSURANCE FUNDS, INC.
    Capital Appreciation Subaccount                                            374,136                    385,976
    Basic Balanced Subaccount                                                   24,667                      4,427
    Basic Value Subaccount                                                      53,384                     10,707



                                       57



NOTE 2 - PURCHASES AND SALES OF INVESTMENTS, continued

                                                                        Purchases                    Sales
                                                                  -----------------------    -----------------------
MFS VARIABLE INSURANCE TRUST
    Investors Trust Subaccount                                      $          274,341         $          473,119
    High Income Subaccount                                                     639,211                    240,135
    Emerging Growth Subaccount                                                 245,448                    757,142
    Total Return Subaccount                                                    624,165                    390,702
    New Discovery Subaccount                                                   529,702                    182,510

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
    Income & Growth Subaccount                                                 385,951                    122,997
    Value Subaccount                                                         1,376,207                    651,146
    International Subaccount                                                   217,774                     86,458

OPPENHEIMER VARIABLE ACCOUNT FUNDS
    Main Street Subaccount                                                     549,992                    134,759
    Global Securities Subaccount                                             1,371,182                    267,995
    Capital Appreciation Subaccount                                            149,513                     12,450

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
    Foreign Securities Subaccount                                            1,397,102                    618,669
    Growth Securities Subaccount                                                66,512                      9,716

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
    Guardian Subaccount                                                        294,016                    313,431

ALGER AMERICAN FUND
    Leveraged AlICap Subaccount                                                743,726                    164,028
    MidCap Growth Subaccount                                                 1,270,301                    211,805

SELIGMAN PORTFOLIOS, INC.
    Comm. & Information Subaccount                                              93,969                     56,692
    Smaller-Cap Value Subaccount                                             1,717,749                    315,570

UNIVERSAL INSTITUTIONAL FUNDS, INC.
    Core Plus Fixed Income Subaccount                                          420,492                    106,538
    U.S. Real Estate Subaccount                                                889,715                    300,065

CALVERT VARIABLE SERIES, INC.
    Ameritas Core Strategies Subaccount                                        326,009                     69,803
    Income Subaccount                                                           65,724                      1,045

FIDELITY VARIABLE INSURANCE PRODUCTS
    Contrafund Subaccount                                                      367,132                      1,699
    Equity-Income Subaccount                                                   266,681                     69,086
    High Income Subaccount                                                      30,439                      1,119

THIRD AVENUE VARIABLE SERIES TRUST
    Value Account                                                              154,735                        756


NOTE 3 - INVESTMENT IN AFFILIATED AND NON-AFFILIATED FUNDS

The subaccounts of the Account held the following investment in the corresponding Portfolios of Summit Mutual Funds, Inc., DWS Variable Series I and II, AIM Variable Insurance Funds, Inc., MFS Variable Insurance Trust, American Century Variable Portfolios, Inc., Oppenheimer Variable Account Funds, Franklin Templeton Variable Insurance Products Trust, Neuberger Berman Advisers Management Trust, Alger American Fund, Seligman Portfolios, Inc., Universal Institutional Funds, Inc., Calvert Variable Series, Inc., Fidelity Variable Insurance Products, and Third Avenue Variable Series Trust as of December 31, 2007:

                                                             Summit Mutual Funds, Inc.
                                ------------------------------------------------------------------------------------
                                                    Balanced                           S&P 500        S&P MidCap
                                     Zenith           Index             Bond            Index          400 Index
                                   Subaccount       Subaccount       Subaccount       Subaccount       Subaccount
                                ---------------- ---------------- ---------------- ---------------- ----------------
 Net asset value per share       $        92.96   $        51.62   $        46.22   $        97.42   $        70.69
 Number of shares                        90,937           22,740          112,700          297,868          175,727


                                                             Summit Mutual Funds, Inc.
                                ------------------------------------------------------------------------------------
                                   Russell 2000                        Lehman            EAFE
                                    Small Cap       Nasdaq-100        Aggregate      International      Natural
                                      Index            Index         Bond Index          Index         Resources
                                   Subaccount       Subaccount       Subaccount       Subaccount      Subaccount
                                ---------------- ---------------- ---------------- ---------------- ----------------
 Net asset value per share       $        67.00   $        28.64   $        50.27   $       104.76   $        60.90
 Number of shares                        77,136          139,975           24,674           27,030            5,133

                                     DWS
                                  Variable
                                 Series II           DWS Variable Series I
                              ---------------- ---------------------------------
                                   Money           Capital
                                   Market           Growth        International
                                 Subaccount       Subaccount       Subaccount
                              ---------------- ---------------- ----------------
 Net asset value per share     $         1.00   $        20.41   $        15.01
 Number of shares                   5,334,030          284,896          546,923


                                       AIM Variable Insurance Funds, Inc.
                              --------------------------------------------------
                                   Capital           Basic
                                Appreciation       Balanced       Basic Value
                                 Subaccount       Subaccount       Subaccount
                              ---------------- ---------------- ----------------
 Net asset value per share     $        29.37   $        11.81   $        12.73
 Number of shares                     200,014            2,318            7,404

                                                           MFS Variable Insurance Trust
                                ------------------------------------------------------------------------------------
                                   Investors                         Emerging
                                     Trust         High Income        Growth         Total Return     New Discovery
                                  Subaccount       Subaccount       Subaccount        Subaccount       Subaccount
                                ---------------- ---------------- ---------------- ---------------- ----------------
Net asset value per share        $        23.52   $         9.52   $        25.01   $        21.68   $        16.63
Number of shares                        270,214          339,970          291,695          195,409          167,288


                                    American Century Variable Portfolios, Inc.
                              --------------------------------------------------
                                    Income &
                                     Growth           Value        International
                                   Subaccount       Subaccount       Subaccount
                              ---------------- ---------------- ----------------
 Net asset value per share     $         8.46   $         7.47   $        11.86
 Number of shares                     190,540          720,173           28,414


                                      Oppenheimer Variable Account Funds
                              --------------------------------------------------
                                                    Global           Capital
                                 Main Street      Securities      Appreciation
                                 Subaccount       Subaccount       Subaccount
                              ---------------- ---------------- ----------------
 Net asset value per share     $        25.61   $        36.60   $        47.18
 Number of shares                     157,024          157,462            5,675


                                                                      Neuberger
                                                                       Berman
                                                                      Advisers
                                   Franklin Templeton Variable       Management
                                     Insurance Products Trust           Trust             Alger American Fund
                                --------------------------------- ---------------- ---------------------------------
                                    Foreign          Growth                          Leveraged          MidCap
                                  Securities       Securities        Guardian          AllCap           Growth
                                  Subaccount       Subaccount       Subaccount       Subaccount       Subaccount
                                ---------------- ---------------- ---------------- ---------------- ----------------
 Net asset value per share       $        20.25   $        15.44   $        21.11   $        55.39   $        23.62
 Number of shares                       387,830            7,126          134,995           23,017          130,950


                                                                       Universal Institutional
                                    Seligman Portfolios, Inc.                 Funds, Inc.
                                --------------------------------- ---------------------------------
                                     Comm. &        Smaller-Cap       Core Plus        U.S. Real
                                   Information         Value        Fixed Income        Estate
                                    Subaccount      Subaccount       Subaccount       Subaccount
                                ---------------- ---------------- ---------------- ----------------
 Net asset value per share       $        19.27   $        17.03   $        11.58   $        22.05
 Number of shares                        24,057          364,886           65,415           80,908


                                  Calvert Variable Series, Inc.          Fidelity Variable Insurance Products
                                --------------------------------- --------------------------------------------------
                                     Ameritas
                                       Core                                            Equity-
                                    Strategies        Income         Contrafund         Income        High Income
                                    Subaccount      Subaccount       Subaccount       Subaccount       Subaccount
                                ---------------- ---------------- ---------------- ---------------- ----------------
 Net asset value per share       $        20.55   $        16.03   $        27.90   $        23.91   $         5.98
 Number of shares                        11,192            3,884           11,232            7,258            4,673

                                 Third Avenue
                                   Variable
                                 Series Trust
                               ---------------
                                    Value
                                  Subaccount
                               ---------------
 Net asset value per share       $     25.92
 Number of shares                      5,522

NOTE 4 - RELATED PARTIES

    Affiliates of Union Central provided management, administrative and investment advisory services for the Summit and Calvert subaccounts for a fee. These fees are reflected in the daily value of the underlying portfolio share price. The fee is computed separately for each underlying portfolio on daily average net assets, at an annual rate, as of December 31, 2007 and 2006, as follows:

                                                          Investment             Management/
                                                         Advisory Fee         Administrative Fee
                                                    ----------------------  -----------------------
     Summit:
       Zenith                                               0.0064                  0.0010
       Bond                                                 0.0047                  0.0010
       S&P 500 Index                                        0.0025                  0.0010
       S&P MidCap 400 Index                                 0.0030                  0.0010
       Balanced Index                                       0.0030                  0.0010
       Nasdaq-100 Index                                     0.0035                  0.0010
       Russell 2000 Small Cap Index                         0.0035                  0.0010
       EAFE International Index                             0.0056                  0.0010
       Lehman Aggregate Bond Index                          0.0030                  0.0010
       Natural Resources                                    0.0055                  0.0010
     Calvert:
       Ameritas Core Strategies                             0.0075                  0.0005
       Income                                               0.0040                  0.0030

NOTE 5- CHANGES IN UNITS OUTSTANDING

Below are the changes in units outstanding for the periods ended December 31:

                                                         Summit Mutual Funds, Inc.
                        --------------------------------------------------------------------------------------------

                                    Zenith                     Balanced Index                      Bond
                                  Subaccount                     Subaccount                     Subaccount
                        ------------------------------- ------------------------------ -----------------------------
                             2007           2006            2007           2006           2007           2006
                        --------------- --------------- -------------- --------------- ------------- ---------------
Units Issued                  93,338         72,154          17,100         20,660         50,468         55,190
Units Redeemed                63,624         42,962          14,399         14,753         25,061         24,206
   Net Increase
     (Decrease)               29,714         29,192           2,701          5,907         25,407         30,984



                                       61


NOTE 5 - CHANGES IN UNITS OUTSTANDING, continued

                                                         Summit Mutual Funds, Inc.
                        --------------------------------------------------------------------------------------------
                                   S&P 500                      S&P MidCap                    Russell 2000
                                    Index                        400 Index                  Small Cap Index
                                  Subaccount                    Subaccount                     Subaccount
                        ------------------------------- ------------------------------ -----------------------------
                             2007           2006            2007           2006           2007           2006
                        --------------- --------------- -------------- --------------- ------------- ---------------
 Units Issued                204,103        185,075          71,278         96,674         51,510         60,824
 Units Redeemed              268,453        212,750          42,176         30,558         27,512         25,638
   Net Increase
     (Decrease)              (64,350)       (27,675)         29,102         66,116         23,998         35,186


                                                         Summit Mutual Funds, Inc.
                        --------------------------------------------------------------------------------------------
                                Nasdaq-100 Index             Lehman Aggregate Bond        EAFE International Index
                                   Subaccount                   Index Subaccount                  Subaccount
                        ------------------------------- ------------------------------ -----------------------------
                             2007           2006            2007           2006           2007           2006
                        --------------- --------------- -------------- --------------- ------------- ---------------
 Units Issued                108,514        115,547          30,222         35,070         64,506         34,569
 Units Redeemed              121,147        144,681          11,495         12,262         15,757          9,325
   Net Increase
     (Decrease)              (12,633)       (29,134)         18,727         22,808         48,749         25,244


                          Summit Mutual Funds, Inc.       DWS Variable Series II         DWS Variable Series I
                        ------------------------------ ------------------------------ ------------------------------
                               Natural Resources                 Money Market                  Capital Growth
                                   Subaccount                     Subaccount                     Subaccount
                        ------------------------------ ------------------------------ ------------------------------
                             2007                           2007           2006           2007           2006
                        ---------------                -------------- --------------- ------------- ----------------
 Units Issued                 27,849                        478,476        192,693         49,649         46,009
 Units Redeemed                  368                        345,579        176,185         69,602         63,607
   Net Increase
     (Decrease)               27,481                        132,897         16,508        (19,953)       (17,598)


                             DWS Variable Series I                     AIM Variable Insurance Funds, Inc.
                        ------------------------------- ------------------------------------------------------------
                                International              Capital Appreciation              Basic Balanced
                                  Subaccount                    Subaccount                     Subaccount
                        ------------------------------- ------------------------------ -----------------------------
                              2007            2006           2007           2006            2007           2006
                        --------------- --------------- -------------- --------------- ------------- ---------------
 Units Issued                 73,717         64,142          73,427        203,630          1,889          2,667
 Units Redeemed               81,648         75,619          72,718         88,211            341          2,084
   Net Increase
     (Decrease)               (7,931)       (11,477)            709        115,419          1,548            583


                            AIM Variable Insurance
                                  Funds,  Inc.                            MFS Variable Insurance Trust
                        ------------------------------- ------------------------------------------------------------
                                 Basic Value                    Investors Trust                High Income
                                  Subaccount                       Subaccount                   Subaccount
                        ------------------------------- ------------------------------ -----------------------------
                              2007            2006           2007           2006            2007           2006
                        --------------- --------------- -------------- --------------- ------------- ---------------
 Units Issued                  3,520          2,909          55,097         43,255         38,648         32,465
 Units Redeemed                  783            352          70,351         66,140         27,233         12,987
   Net Increase
     (Decrease)                2,737          2,557         (15,254)       (22,885)        11,415         19,478


                                       62


NOTE 5 - CHANGES IN UNITS OUTSTANDING, continued

                                                         MFS Variable Insurance Trust
                        --------------------------------------------------------------------------------------------
                                Emerging Growth                   Total Return                New Discovery
                                  Subaccount                       Subaccount                   Subaccount
                        ------------------------------- ------------------------------ -----------------------------
                              2007            2006           2007           2006            2007           2006
                        --------------- --------------- -------------- --------------- ------------- ---------------
 Units Issued                 43,682         43,506          37,368         40,652         35,928         49,149
 Units Redeemed               70,684         74,765          34,396         17,389         19,603         29,318
   Net Increase
     (Decrease)              (27,002)       (31,259)          2,972         23,263         16,325         19,831


                                                  American Century Variable Portfolios, Inc.
                        --------------------------------------------------------------------------------------------
                                 Income & Growth                     Value                     International
                                    Subaccount                    Subaccount                     Subaccount
                        ------------------------------- ------------------------------ -----------------------------
                              2007            2006           2007           2006            2007           2006
                        --------------- --------------- -------------- --------------- ------------- ---------------
 Units Issued                 41,733         22,917          45,335         42,436         12,188          6,880
 Units Redeemed               21,414         35,336          34,847         31,880          4,869          1,673
   Net Increase
     (Decrease)               20,319        (12,419)         10,488         10,556          7,319          5,207


                                                    Oppenheimer Variable Account Funds
                        --------------------------------------------------------------------------------------------
                                   Main Street                Global Securities           Capital Appreciation
                                    Subaccount                    Subaccount                    Subaccount
                        ------------------------------- ------------------------------ -----------------------------
                              2007            2006           2007           2006            2007           2006
                        --------------- --------------- -------------- --------------- ------------- ---------------
 Units Issued                 53,815         49,843          73,355         71,701         11,294          5,853
 Units Redeemed               18,076         37,559          19,211         19,424            932            163
   Net Increase
     (Decrease)               35,739         12,284          54,144         52,277         10,362          5,690


                                                                                              Neuberger Berman
                                               Franklin Templeton                            Advisers Managemen
                                       Variable Insurance Products Trust                           Trust
                        -------------------------------------------------------------- -----------------------------
                               Foreign Securities             Growth Securities
                                   Subaccount                     Subaccount                Guardian Subaccount
                        ------------------------------- ------------------------------ -----------------------------
                              2007            2006           2007           2006            2007           2006
                        --------------- --------------- -------------- --------------- ------------- ---------------
 Units Issued                 74,439         59,628           4,164          1,974         24,772         32,318
 Units Redeemed               58,443         23,189             638            321         24,919         34,823
   Net Increase
     (Decrease)               15,996         36,439           3,526          1,653           (147)        (2,505)


                                            Alger American Fund                          Seligman Portfolios, Inc.
                        -------------------------------------------------------------- -----------------------------
                                 Leveraged AllCap               MidCap Growth              Comm. & Information
                                    Subaccount                   Subaccount                     Subaccount
                        ------------------------------- ------------------------------ -----------------------------
                              2007            2006           2007           2006            2007           2006
                        --------------- --------------- -------------- --------------- ------------- ---------------
 Units Issued                 63,608         12,720          69,224         35,516          8,373         10,204
 Units Redeemed               21,873          7,058          19,365         14,918          5,464          7,095
   Net Increase
     (Decrease)               41,735          5,662          49,859         20,598          2,909          3,109


                                       63


NOTE 5 - CHANGES IN UNITS OUTSTANDING, continued

                           Seligman Portfolios, Inc.                Universal Institutional Funds, Inc.
                        ------------------------------- ------------------------------------------------------------
                              Smaller-Cap Value             Core Plus Fixed Income          U.S. Real Estate
                                  Subaccount                       Subaccount                   Subaccount
                        ------------------------------- ------------------------------ -----------------------------
                              2007            2006           2007           2006            2007           2006
                        --------------- --------------- -------------- --------------- ------------- ---------------
 Units Issued                 52,359         49,576          35,260         21,034         27,742         29,217
 Units Redeemed               17,274         18,105           9,474          4,799         13,356          9,000
   Net Increase
     (Decrease)               35,085         31,471          25,786         16,235         14,386         20,217

                                                                                           Third Avenue Variable
                                       Calvert Variable Series, inc.                            Series Trust
                        -------------------------------------------------------------- -----------------------------
                           Ameritas Core Strategies               Income                         Value
                                  Subaccount                    Subaccount                     Subaccount
                        ------------------------------- ------------------------------ -----------------------------
                             2007                            2007                           2007
                        ---------------                 ---------------                ---------------
 Units Issued                 29,709                          6,173                        16,258
 Units Redeemed                6,966                             95                            77
   Net Increase
     (Decrease)               22,743                          6,078                        16,181


                                                   Fidelity Variable Insurance Products
                        --------------------------------------------------------------------------------------------
                                  Contrafund                     Equity-Income                  High Income
                                  Subaccount                      Subaccount                     Subaccount
                        ------------------------------- ------------------------------ -----------------------------
                             2007                            2007                           2007
                        ---------------                 ---------------                ---------------
 Units Issued                 28,265                         25,561                         2,947
 Units Redeemed                  152                          7,394                           111
   Net Increase
     (Decrease)               28,113                         18,167                         2,836


NOTE 6 - FINANCIAL HIGHLIGHTS

Below is a summary of variable life contracts of unit values, units outstanding, and net assets as of December 31. Investment income ratios, expense ratios and total returns are presented for the periods ended December 31. Certain of these items are defined below.

Expense Ratio - A mortality and expense risk charge for Union Central at an annual rate of .75% of the net assets during the first ten policy years and .25% of net assets thereafter of the Life Account is determined daily. On the ten year anniversary of a policy, the units are adjusted from the accumulation unit value of policies falling under the less than ten year expense level charge of ..75% to the accumulation unit value of policies falling under the greater than ten year expense level charge of .25%. This adjustment results in a reduced number of units, and a greater accumulation unit value per unit, with no adjustment to total policy value resulting on the ten year anniversary date. The mortality risk Union Central assumes is that the insureds on the policies may die sooner than anticipated and therefore Union Central will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed by Union Central is that expenses incurred in issuing and administering the policies and the separate account will exceed the amounts realized from the administrative charges assessed against the policies.

The ratio represents the annualized contract expenses of the separate account consisting primarily of mortality and expense charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded. For this separate account, charges made through the redemption of units range up to $7 per policy monthly, depending on the product selected. On all life insurance policies, cost of insurance is charged to each policyowner monthly. The cost of insurance is determined based on several variables, including policyowners death benefit amount and account value.

Investment Income Ratio - These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of the dividends by the underlying fund in which the subaccounts invest.

Total Return - These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund which includes expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.


NOTE 6 - FINANCIAL HIGHLIGHTS, continued

                                                        2007            2006           2005            2004            2003
                                                        ----            ----           ----            ----            ----
SUMMIT MUTUAL FUNDS, INC.
  ZENITH SUBACCOUNT
  Accumulation unit value-minimum                     $24.74          $24.59         $20.12          $18.96          $16.64
  Accumulation unit value-maximum                     $26.25          $25.96         $21.13          $19.81          $17.31
  Number of accumulation units outstanding           337,459         307,745        278,553         228,442         207,402
  Total net assets                                 8,453,456       7,605,035      5,603,973       4,330,734       3,451,765
  Investment income ratio                              1.35%           1.31%          1.44%           1.42%           0.12%
  Expense ratio-minimum                                0.25%           0.25%          0.25%           0.25%           0.25%
  Expense ratio-maximum                                0.75%           0.75%          0.75%           0.75%           0.75%
  Total return-minimum                                 0.64%          22.21%          6.12%          13.91%          34.55%
  Total return-maximum                                 1.15%          22.82%          6.65%          14.48%          35.22%

  BALANCED INDEX SUBACCOUNT
  Accumulation unit value-minimum                     $13.09          $12.33         $11.19          $10.94          $10.24
  Accumulation unit value-maximum                     $13.89          $13.01         $11.75          $11.43          $10.65
  Number of accumulation units outstanding            88,600          85,899         79,992          77,427          70,636
  Total net assets                                 1,173,891       1,065,427        894,822         846,892         723,545
  Investment income ratio                              2.76%           2.33%          2.52%           1.63%           2.34%
  Expense ratio-minimum                                0.25%           0.25%          0.25%           0.25%           0.25%
  Expense ratio-maximum                                0.75%           0.75%          0.75%           0.75%           0.75%
  Total return-minimum                                 6.22%          10.19%          2.27%           6.78%          16.82%
  Total return-maximum                                 6.75%          10.74%          2.78%           7.32%          17.41%

  BOND SUBACCOUNT
  Accumulation unit value-minimum                     $17.40          $16.94         $16.22          $16.00          $15.46
  Accumulation unit value-maximum                     $18.46          $17.89         $17.04          $16.72          $16.08
  Number of accumulation units outstanding           298,102         272,695        241,711         240,069         211,081
  Total net assets                                 5,208,999       4,630,965      3,920,441       3,840,918       3,262,698
  Investment income ratio                              5.23%           5.06%          4.68%           4.30%           6.91%


                                       66


NOTE 6 - FINANCIAL HIGHLIGHTS, continued

                                                        2007            2006           2005            2004            2003
                                                        ----            ----           ----            ----            ----
SUMMIT MUTUAL FUNDS, INC., continued
  BOND SUBACCOUNT, continued
  Expense ratio-minimum                                0.25%           0.25%          0.25%           0.25%           0.25%
  Expense ratio-maximum                                0.75%           0.75%          0.75%           0.75%           0.75%
  Total return-minimum                                 2.69%           4.47%          1.38%           3.51%           7.41%
  Total return-maximum                                 3.20%           4.99%          1.89%           4.03%           7.94%

  S&P 500 INDEX SUBACCOUNT
  Accumulation unit value-minimum                     $24.38          $23.36         $20.40          $19.67          $17.95
  Accumulation unit value-maximum                     $25.87          $24.66         $21.43          $20.56          $18.67
  Number of accumulation units outstanding         1,176,507       1,240,857      1,268,533       1,247,594       1,181,563
  Total net assets                                29,018,310      29,135,567     25,880,986      24,535,627      21,213,121
  Investment income ratio                              1.50%           1.39%          1.44%           0.39%           0.86%
  Expense ratio-minimum                                0.25%           0.25%          0.25%           0.25%           0.25%
  Expense ratio-maximum                                0.75%           0.75%          0.75%           0.75%           0.75%
  Total return-minimum                                 4.35%          14.50%          3.74%           9.54%          27.02%
  Total return-maximum                                 4.88%          15.08%          4.26%          10.09%          27.66%

  S&P MIDCAP 400 INDEX SUBACCOUNT
  Accumulation unit value-minimum                     $21.86          $20.51         $18.83          $16.95          $14.75
  Accumulation unit value-maximum                     $22.75          $21.24         $19.40          $17.38          $15.05
  Number of accumulation units outstanding           567,266         538,164        472,049         392,282         304,749
  Total net assets                                12,422,156      11,046,592      8,889,633       6,648,897       4,495,717
  Investment income ratio                              0.91%           0.82%          0.47%           0.23%           0.49%
  Expense ratio-minimum                                0.25%           0.25%          0.25%           0.25%           0.25%
  Expense ratio-maximum                                0.75%           0.75%          0.75%           0.75%           0.75%
  Total return-minimum                                 6.58%           8.90%         11.11%          14.89%          33.73%
  Total return-maximum                                 7.11%           9.45%         11.66%          15.47%          34.40%


                                       67


NOTE 6 - FINANCIAL HIGHLIGHTS, continued

                                                        2007            2006           2005            2004            2003
                                                        ----            ----           ----            ----            ----
SUMMIT MUTUAL FUNDS, INC., continued
  RUSSELL 2000 SMALL CAP INDEX SUBACCOUNT
  Accumulation unit value-minimum                     $14.98          $15.43         $13.22          $12.81          $10.96
  Accumulation unit value-maximum                     $15.96          $16.36         $13.94          $13.44          $11.45
  Number of accumulation units outstanding           343,824         319,826        284,640         237,967         186,724
  Total net assets                                 5,168,119       4,946,023      3,763,785       3,047,984       2,047,278
  Investment income ratio                              0.62%           0.58%          0.44%           0.18%           0.54%
  Expense ratio-minimum                                0.25%           0.25%          0.25%           0.25%           0.25%
  Expense ratio-maximum                                0.75%           0.75%          0.75%           0.75%           0.75%
  Total return-minimum                                -2.93%          16.73%          3.24%          16.82%          45.12%
  Total return-maximum                                -2.44%          17.31%          3.75%          17.41%          45.85%

  NASDAQ-100 INDEX SUBACCOUNT
  Accumulation unit value-minimum                      $5.12           $4.36          $4.12           $4.09           $3.75
  Accumulation unit value-maximum                      $5.40           $4.57          $4.30           $4.25           $3.87
  Number of accumulation units outstanding           780,136         792,770        821,903         802,743         659,853
  Total net assets                                 4,008,899       3,458,436      3,382,574       3,285,935       2,472,074
  Investment income ratio                              1.19%           0.13%           ----            ----            ----
  Expense ratio-minimum                                0.25%           0.25%          0.25%           0.25%           0.25%
  Expense ratio-maximum                                0.75%           0.75%          0.75%           0.75%           0.75%
  Total return-minimum                                17.61%           5.87%          0.54%           9.26%          47.53%
  Total return-maximum                                18.20%           6.40%          1.05%           9.81%          48.27%

  LEHMAN AGGREGATE BOND INDEX SUBACCOUNT
  Accumulation unit value-minimum                     $11.41          $10.71         $10.41          $10.32       $10.04(1)
  Accumulation unit value-maximum                     $11.68          $10.90         $10.55          $10.41       $10.08(1)
  Number of accumulation units outstanding           108,621          89,894         67,086          19,795           3,921
  Total net assets                                 1,240,358         962,468        698,173         204,351          39,381
  Investment income ratio                              4.12%           3.88%          3.02%           2.96%           1.51%



                                       68


NOTE 6 - FINANCIAL HIGHLIGHTS, continued

                                                        2007            2006           2005            2004            2003
                                                        ----            ----           ----            ----            ----
SUMMIT MUTUAL FUNDS, INC., continued
  LEHMAN AGGREGATE BOND INDEX SUBACCOUNT, continue
  Expense ratio-minimum                                0.25%           0.25%          0.25%           0.25%           0.25%
  Expense ratio-maximum                                0.75%           0.75%          0.75%           0.75%           0.75%
  Total return-minimum                                 6.62%           2.87%          0.81%           2.78%        0.44%(2)
  Total return-maximum                                 7.16%           3.38%          1.32%           3.29%        0.47%(2)

  EAFE INTERNATIONAL INDEX SUBACCOUNT
  Accumulation unit value-minimum                     $23.64          $21.63         $17.36          $15.54       $13.27(1)
  Accumulation unit value-maximum                     $24.20          $22.03         $17.59          $15.67       $13.31(1)
  Number of accumulation units outstanding           119,633          70,883         45,639          13,723           1,536
  Total net assets                                 2,831,628       1,534,296        792,225         213,213          20,374
  Investment income ratio                              1.10%           1.52%          0.46%           0.35%            ----
  Expense ratio-minimum                                0.25%           0.25%          0.25%           0.25%           0.25%
  Expense ratio-maximum                                0.75%           0.75%          0.75%           0.75%           0.75%
  Total return-minimum                                 9.27%          24.63%         11.73%          17.10%       32.67%(2)
  Total return-maximum                                 9.82%          25.25%         12.29%          17.69%       33.12%(2)

  NATURAL RESOURCES SUBACCOUNT
  Accumulation unit value-minimum                  $11.37(4)
  Accumulation unit value-maximum                  $11.41(4)
  Number of accumulation units outstanding            27,481
  Total net assets                                   312,592
  Investment income ratio                               ----
  Expense ratio-minimum                                0.25%
  Expense ratio-maximum                                0.75%
  Total return-minimum                             13.73%(2)
  Total return-maximum                             14.11%(2)


                                       69



NOTE 6 - FINANCIAL HIGHLIGHTS, continued

                                                        2007            2006           2005            2004            2003
                                                        ----            ----           ----            ----            ----
DWS VARIABLE SERIES II
  MONEY MARKET SUBACCOUNT
  Accumulation unit value-minimum                     $14.36          $13.78         $13.27          $13.01          $13.00
  Accumulation unit value-maximum                     $15.25          $14.56         $13.95          $13.61          $13.53
  Number of accumulation units outstanding           369,859         236,962        220,453         212,481         232,582
  Total net assets                                 5,344,212       3,267,467      2,925,298       2,765,437       3,022,634
  Investment income ratio                              4.83%           4.18%          2.53%           0.84%           0.81%
  Expense ratio-minimum                                0.25%           0.25%          0.25%           0.25%           0.25%
  Expense ratio-maximum                                0.75%           0.75%          0.75%           0.75%           0.75%
  Total return-minimum                                 4.20%           3.87%          1.96%           0.15%           0.07%
  Total return-maximum                                 4.72%           4.39%          2.47%           0.65%           0.57%

DWS VARIABLE SERIES I
  CAPITAL GROWTH SUBACCOUNT
  Accumulation unit value-minimum                     $22.10          $19.77         $18.36          $16.97          $15.84
  Accumulation unit value-maximum                     $23.44          $20.88         $19.28          $17.74          $16.47
  Number of accumulation units outstanding           258,818         278,771        296,369         310,147         320,873
  Total net assets                                 5,814,719       5,549,055      5,440,269       5,264,559       5,081,875
  Investment income ratio                              0.62%           0.55%          0.95%           0.53%           0.42%
  Expense ratio-minimum                                0.25%           0.25%          0.25%           0.25%           0.25%
  Expense ratio-maximum                                0.75%           0.75%          0.75%           0.75%           0.75%
  Total return-minimum                                11.74%           7.72%          8.14%           7.18%          25.94%
  Total return-maximum                                12.31%           8.26%          8.68%           7.72%          26.57%

  INTERNATIONAL SUBACCOUNT
  Accumulation unit value-minimum                     $22.62          $19.89         $15.91          $13.80          $11.93
  Accumulation unit value-maximum                     $24.00          $21.00         $16.72          $14.43          $12.41
  Number of accumulation units outstanding           356,573         364,504        375,982         397,027         387,132
  Total net assets                                 8,209,322       7,304,126      5,983,153       5,479,723       4,619,775


                                       70



NOTE 6 - FINANCIAL HIGHLIGHTS, continued

                                                        2007            2006           2005            2004            2003
                                                        ----            ----           ----            ----            ----
DWS VARIABLE SERIES I, continued
  INTERNATIONAL SUBACCOUNT, continued
  Investment income ratio                              2.41%           1.82%          1.58%           1.25%           0.70%
  Expense ratio-minimum                                0.25%           0.25%          0.25%           0.25%           0.25%
  Expense ratio-maximum                                0.75%           0.75%          0.75%           0.75%           0.75%
  Total return-minimum                                13.73%          24.98%         15.30%          15.66%          26.80%
  Total return-maximum                                14.30%          25.60%         15.88%          16.24%          27.43%

AIM VARIABLE INSURANCE FUNDS, INC.
  CAPITAL APPRECIATION SUBACCOUNT
  Accumulation unit value-minimum                     $11.72          $10.55         $10.00           $9.25           $8.74
  Accumulation unit value-maximum                     $12.44          $11.13         $10.50           $9.67           $9.09
  Number of accumulation units outstanding           495,394         494,685        379,266         395,040         401,311
  Total net assets                                 5,874,426       5,249,133      3,790,989       3,655,407       3,508,958
  Investment income ratio                               ----           0.07%           ----            ----            ----
  Expense ratio-minimum                                0.25%           0.25%          0.25%           0.25%           0.25%
  Expense ratio-maximum                                0.75%           0.75%          0.75%           0.75%           0.75%
  Total return-minimum                                11.17%           5.51%          8.02%           5.83%          28.55%
  Total return-maximum                                11.73%           6.04%          8.56%           6.36%          29.20%

  BASIC BALANCED SUBACCOUNT
  Accumulation unit value-minimum                     $12.54          $12.36         $11.26       $10.78(3)
  Accumulation unit value-maximum                     $12.74          $12.50         $11.33       $10.79(3)
  Number of accumulation units outstanding             2,184             635             52            ----
  Total net assets                                    27,380           7,852            589            ----
  Investment income ratio                              3.86%           3.29%           ----            ----
  Expense ratio-minimum                                0.25%           0.25%          0.25%           0.25%
  Expense ratio-maximum                                0.75%           0.75%          0.75%           0.75%
  Total return-minimum                                 1.44%           9.73%          4.50%        7.79%(2)
  Total return-maximum                                 1.95%          10.28%          5.02%        7.90%(2)


                                       71



NOTE 6 - FINANCIAL HIGHLIGHTS, continued

                                                            2007            2006           2005            2004            2003
                                                            ----            ----           ----            ----            ----
AIM VARIABLE INSURANCE FUNDS, INC., continued
  BASIC VALUE SUBACCOUNT
  Accumulation unit value-minimum                         $13.30          $13.20         $11.75       $11.19(3)
  Accumulation unit value-maximum                         $13.52          $13.35         $11.82       $11.21(3)
  Number of accumulation units outstanding                 7,085           4,347          1,791            ----
  Total net assets                                        94,257          57,387         21,039            ----
  Investment income ratio                                  0.77%           6.35%           ----            ----
  Expense ratio-minimum                                    0.25%           0.25%          0.25%           0.25%
  Expense ratio-maximum                                    0.75%           0.75%          0.75%           0.75%
  Total return-minimum                                     0.78%          12.36%          4.95%       11.95%(2)
  Total return-maximum                                     1.29%          12.92%          5.47%       12.06%(2)

MFS VARIABLE INSURANCE TRUST
  INVESTORS TRUST SUBACCOUNT
  Accumulation unit value-minimum                         $21.68          $19.80         $17.65          $16.57          $15.00
  Accumulation unit value-maximum                         $23.00          $20.90         $18.54          $17.32          $15.60
  Number of accumulation units outstanding               288,203         303,456        326,341         337,731         363,569
  Total net assets                                     6,355,435       6,045,653      5,760,952       5,597,528       5,452,148
  Investment income ratio                                  0.83%           0.48%          0.53%           0.61%           0.63%
  Expense ratio-minimum                                    0.25%           0.25%          0.25%           0.25%           0.25%
  Expense ratio-maximum                                    0.75%           0.75%          0.75%           0.75%           0.75%
  Total return-minimum                                     9.48%          12.15%          6.51%          10.52%          21.23%
  Total return-maximum                                    10.03%          12.71%          7.05%          11.08%          21.84%

  HIGH INCOME SUBACCOUNT
  Accumulation unit value-minimum                         $16.49          $16.33         $14.90          $14.70          $13.57
  Accumulation unit value-maximum                         $17.50          $17.24         $15.66          $15.36          $14.11
  Number of accumulation units outstanding               194,803         183,388        163,910         144,161         124,839
  Total net assets                                     3,236,518       3,001,598      2,442,825       2,118,955       1,693,815


                                       72



NOTE 6 - FINANCIAL HIGHLIGHTS, continued

                                                            2007            2006           2005            2004            2003
                                                            ----            ----           ----            ----            ----
MFS VARIABLE INSURANCE TRUST, continued
  HIGH INCOME SUBACCOUNT, continued
  Investment income ratio                                  6.94%           7.58%          6.43%           4.37%           4.01%
  Expense ratio-minimum                                    0.25%           0.25%          0.25%           0.25%           0.25%
  Expense ratio-maximum                                    0.75%           0.75%          0.75%           0.75%           0.75%
  Total return-minimum                                     1.00%           9.55%          1.39%           8.33%          17.08%
  Total return-maximum                                     1.51%          10.10%          1.90%           8.88%          17.66%

  EMERGING GROWTH SUBACCOUNT
  Accumulation unit value-minimum                         $20.40          $16.96         $15.84          $14.61          $13.03
  Accumulation unit value-maximum                         $21.51          $17.80         $16.54          $15.18          $13.48
  Number of accumulation units outstanding               354,816         381,817        413,076         430,941         466,451
  Total net assets                                     7,295,283       6,494,118      6,542,035       6,297,598       6,080,033
  Investment income ratio                                   ----            ----           ----            ----            ----
  Expense ratio-minimum                                    0.25%           0.25%          0.25%           0.25%           0.25%
  Expense ratio-maximum                                    0.75%           0.75%          0.75%           0.75%           0.75%
  Total return-minimum                                    20.26%           7.09%          8.37%          12.11%          29.25%
  Total return-maximum                                    20.87%           7.63%          8.92%          12.68%          29.90%

  TOTAL RETURN SUBACCOUNT
  Accumulation unit value-minimum                         $16.58          $16.03         $14.43          $14.14          $12.80
  Accumulation unit value-maximum                         $17.18          $16.53         $14.81          $14.44          $13.00
  Number of accumulation units outstanding               254,858         251,886        228,623         202,263         177,271
  Total net assets                                     4,236,469       4,040,650      3,299,697       2,860,577       2,269,143
  Investment income ratio                                  2.58%           2.20%          1.99%           1.62%           1.59%
  Expense ratio-minimum                                    0.25%           0.25%          0.25%           0.25%           0.25%
  Expense ratio-maximum                                    0.75%           0.75%          0.75%           0.75%           0.75%
  Total return-minimum                                     3.43%          11.06%          2.05%          10.49%          15.45%
  Total return-maximum                                     3.95%          11.62%          2.56%          11.04%          16.03%


                                       73



NOTE 6 - FINANCIAL HIGHLIGHTS, continued

                                                            2007            2006           2005            2004            2003
                                                            ----            ----           ----            ----            ----
MFS VARIABLE INSURANCE TRUST, continued
  NEW DISCOVERY SUBACCOUNT
  Accumulation unit value-minimum                         $10.28          $10.10          $8.99           $8.60           $8.14
  Accumulation unit value-maximum                         $10.99          $10.74          $9.51           $9.06           $8.53
  Number of accumulation units outstanding               270,267         253,942        234,111         213,156         171,715
  Total net assets                                     2,781,991       2,566,782      2,103,987       1,833,885       1,397,404
  Investment income ratio                                   ----            ----           ----            ----            ----
  Expense ratio-minimum                                    0.25%           0.25%          0.25%           0.25%           0.25%
  Expense ratio-maximum                                    0.75%           0.75%          0.75%           0.75%           0.75%
  Total return-minimum                                     1.75%          12.37%          4.46%           5.72%          32.72%
  Total return-maximum                                     2.26%          12.93%          4.98%           6.25%          33.38%

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
  INCOME AND GROWTH SUBACCOUNT
  Accumulation unit value-minimum                         $11.36          $11.46          $9.86           $9.49           $8.47
  Accumulation unit value-maximum                         $11.94          $11.98         $10.26           $9.83           $8.72
  Number of accumulation units outstanding               141,226         120,905        133,324         117,272          74,263
  Total net assets                                     1,611,971       1,386,416      1,314,423       1,113,317         628,661
  Investment income ratio                                  1.78%           1.82%          1.90%           1.08%           1.13%
  Expense ratio-minimum                                    0.25%           0.25%          0.25%           0.25%           0.25%
  Expense ratio-maximum                                    0.75%           0.75%          0.75%           0.75%           0.75%
  Total return-minimum                                    -0.82%          16.22%          3.85%          12.15%          28.39%
  Total return-maximum                                    -0.32%          16.80%          4.37%          12.71%          29.03%

  VALUE SUBACCOUNT
  Accumulation unit value-minimum                         $19.67          $20.90         $17.74          $17.02          $15.00
  Accumulation unit value-maximum                         $20.74          $21.92         $18.52          $17.68          $15.50
  Number of accumulation units outstanding               272,651         262,163        251,608         238,289         175,201
  Total net assets                                     5,379,694       5,485,902      4,464,336       4,055,703       2,627,805


                                       74



NOTE 6 - FINANCIAL HIGHLIGHTS, continued

                                                            2007            2006           2005            2004            2003
                                                            ----            ----           ----            ----            ----
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., continued
  VALUE SUBACCOUNT, continued
  Investment income ratio                                  1.64%           1.32%          0.86%           0.87%           0.91%
  Expense ratio-minimum                                    0.25%           0.25%          0.25%           0.25%           0.25%
  Expense ratio-maximum                                    0.75%           0.75%          0.75%           0.75%           0.75%
  Total return-minimum                                    -5.85%          17.77%          4.25%          13.48%          28.00%
  Total return-maximum                                    -5.38%          18.36%          4.77%          14.05%          28.64%

  INTERNATIONAL SUBACCOUNT
  Accumulation unit value-minimum                         $18.48          $15.77         $12.71       $11.31(3)
  Accumulation unit value-maximum                         $18.78          $15.95         $12.79       $11.32(3)
  Number of accumulation units outstanding                18,233          10,914          5,707             102
  Total net assets                                       336,988         172,157         72,544           1,151
  Investment income ratio                                  0.53%           1.02%           ----            ----
  Expense ratio-minimum                                    0.25%           0.25%          0.25%           0.25%
  Expense ratio-maximum                                    0.75%           0.75%          0.75%           0.75%
  Total return-minimum                                    17.17%          24.10%         12.41%       13.08%(2)
  Total return-maximum                                    17.76%          24.72%         12.97%       13.19%(2)

OPPENHEIMER VARIABLE ACCOUNT FUNDS
  MAIN STREET SUBACCOUNT
  Accumulation unit value-minimum                         $11.11          $10.72          $9.39           $8.93           $8.22
  Accumulation unit value-maximum                         $11.66          $11.19          $9.75           $9.23           $8.45
  Number of accumulation units outstanding               361,156         325,417        313,134         316,630         257,064
  Total net assets                                     4,021,384       3,490,899      2,941,283       2,827,547       2,113,065
  Investment income ratio                                  0.97%           1.02%          1.33%           0.74%           0.85%
  Expense ratio-minimum                                    0.25%           0.25%          0.25%           0.25%           0.25%
  Expense ratio-maximum                                    0.75%           0.75%          0.75%           0.75%           0.75%
  Total return-minimum                                     3.64%          14.17%          5.18%           8.64%          25.77%
  Total return-maximum                                     4.16%          14.74%          5.71%           9.18%          26.40%


                                       75



NOTE 6 - FINANCIAL HIGHLIGHTS, continued

                                                            2007            2006           2005            2004            2003
                                                            ----            ----           ----            ----            ----
OPPENHEIMER VARIABLE ACCOUNT FUNDS, continued
  GLOBAL SECURITIES SUBACCOUNT
  Accumulation unit value-minimum                         $15.29          $14.49         $12.41          $10.94           $9.25
  Accumulation unit value-maximum                         $16.06          $15.15         $12.90          $11.32           $9.52
  Number of accumulation units outstanding               376,412         322,268        269,990         182,931         140,029
  Total net assets                                     5,763,109       4,672,148      3,349,729       2,000,466       1,294,745
  Investment income ratio                                  1.26%           5.89%          0.82%           1.11%           0.59%
  Expense ratio-minimum                                    0.25%           0.25%          0.25%           0.25%           0.25%
  Expense ratio-maximum                                    0.75%           0.75%          0.75%           0.75%           0.75%
  Total return-minimum                                     5.52%          16.82%         13.45%          18.27%          41.95%
  Total return-maximum                                     6.05%          17.40%         14.02%          18.86%          42.66%

  CAPITAL APPRECIATION SUBACCOUNT
  Accumulation unit value-minimum                         $13.77          $12.16         $11.34       $10.88(3)
  Accumulation unit value-maximum                         $13.99          $12.29         $11.41       $10.89(3)
  Number of accumulation units outstanding                19,444           9,082          3,391            ----
  Total net assets                                       267,766         110,392         38,473            ----
  Investment income ratio                                  0.16%           0.23%           ----            ----
  Expense ratio-minimum                                    0.25%           0.25%          0.25%           0.25%
  Expense ratio-maximum                                    0.75%           0.75%          0.75%           0.75%
  Total return-minimum                                    13.29%           7.15%          4.31%        8.75%(2)
  Total return-maximum                                    13.86%           7.68%          4.84%        8.87%(2)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
  FOREIGN SECURITIES SUBACCOUNT
  Accumulation unit value-minimum                         $22.07          $19.26         $15.97          $14.61          $12.42
  Accumulation unit value-maximum                         $23.27          $20.21         $16.68          $15.18          $12.84
  Number of accumulation units outstanding               353,590         337,594        301,155         238,285         203,735
  Total net assets                                     7,853,550       6,507,663      4,810,678       3,481,064       2,530,008



                                       76



NOTE 6 - FINANCIAL HIGHLIGHTS, continued

                                                            2007            2006           2005            2004            2003
                                                            ----            ----           ----            ----            ----
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST, continued
  FOREIGN SECURITIES SUBACCOUNT, continued
  Investment income ratio                                  1.94%           1.21%          1.17%           1.03%           1.56%
  Expense ratio-minimum                                    0.25%           0.25%          0.25%           0.25%           0.25%
  Expense ratio-maximum                                    0.75%           0.75%          0.75%           0.75%           0.75%
  Total return-minimum                                    14.59%          20.54%          9.35%          17.64%          31.23%
  Total return-maximum                                    15.17%          21.14%          9.89%          18.23%          31.88%

  GROWTH SECURITIES SUBACCOUNT
  Accumulation unit value-minimum                         $14.77          $14.54         $12.03       $11.13(3)
  Accumulation unit value-maximum                         $15.01          $14.70         $12.10       $11.14(3)
  Number of accumulation units outstanding                 7,450           3,923          2,270            ----
  Total net assets                                       110,024          57,041         27,298            ----
  Investment income ratio                                  1.35%           4.54%           ----            ----
  Expense ratio-minimum                                    0.25%           0.25%          0.25%           0.25%
  Expense ratio-maximum                                    0.75%           0.75%          0.75%           0.75%
  Total return-minimum                                     1.58%          20.90%          8.05%       11.30%(2)
  Total return-maximum                                     2.09%          21.51%          8.59%       11.41%(2)

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
  GUARDIAN SUBACCOUNT
  Accumulation unit value-minimum                         $13.33          $12.51         $11.11          $10.33           $8.99
  Accumulation unit value-maximum                         $13.93          $13.00         $11.50          $10.63           $9.20
  Number of accumulation units outstanding               213,569         213,716        216,221         206,121         161,629
  Total net assets                                     2,849,751       2,674,241      2,402,929       2,129,262       1,452,538
  Investment income ratio                                  0.29%           0.68%          0.16%           0.13%           1.01%
  Expense ratio-minimum                                    0.25%           0.25%          0.25%           0.25%           0.25%
  Expense ratio-maximum                                    0.75%           0.75%          0.75%           0.75%           0.75%
  Total return-minimum                                     6.58%          12.53%          7.58%          14.95%          30.78%
  Total return-maximum                                     7.12%          13.10%          8.12%          15.52%          31.43%


                                       77



NOTE 6 - FINANCIAL HIGHLIGHTS, continued

                                                            2007            2006           2005            2004            2003
                                                            ----            ----           ----            ----            ----
ALGER AMERICAN FUND
  LEVERAGED ALLCAP SUBACCOUNT
  Accumulation unit value-minimum                         $15.57          $11.75          $9.92           $8.74           $8.14
  Accumulation unit value-maximum                         $16.10          $12.09         $10.16           $8.90           $8.25
  Number of accumulation units outstanding                81,379          39,644         33,981          32,808          25,015
  Total net assets                                     1,274,868         465,780        337,212         286,617         203,520
  Investment income ratio                                   ----            ----           ----            ----            ----
  Expense ratio-minimum                                    0.25%           0.25%          0.25%           0.25%           0.25%
  Expense ratio-maximum                                    0.75%           0.75%          0.75%           0.75%           0.75%
  Total return-minimum                                    32.53%          18.38%         13.59%           7.38%          33.72%
  Total return-maximum                                    33.20%          18.97%         14.16%           7.92%          34.39%

  MIDCAP GROWTH SUBACCOUNT
  Accumulation unit value-minimum                         $17.39          $13.32         $12.19          $11.18           $9.96
  Accumulation unit value-maximum                         $17.98          $13.70         $12.47          $11.39          $10.10
  Number of accumulation units outstanding               177,526         127,667        107,069          97,399          65,372
  Total net assets                                     3,093,031       1,701,119      1,304,672       1,088,805         651,337
  Investment income ratio                                   ----           3.67%           ----            ----            ----
  Expense ratio-minimum                                    0.25%           0.25%          0.25%           0.25%           0.25%
  Expense ratio-maximum                                    0.75%           0.75%          0.75%           0.75%           0.75%
  Total return-minimum                                    30.57%           9.32%          9.00%          12.20%          46.69%
  Total return-maximum                                    31.23%           9.87%          9.55%          12.76%          47.42%

SELIGMAN PORTFOLIOS, INC.
  COMM. & INFORMATION SUBACCOUNT
  Accumulation unit value-minimum                         $13.41          $11.73          $9.69           $9.08           $8.25
  Accumulation unit value-maximum                         $13.86          $12.07          $9.92           $9.25           $8.36
  Number of accumulation units outstanding                34,408          31,499         28,390          26,833          19,155
  Total net assets                                       463,588         370,536        275,050         243,596         158,048


                                       78



NOTE 6 - FINANCIAL HIGHLIGHTS, continued

                                                            2007            2006           2005            2004            2003
                                                            ----            ----           ----            ----            ----
SELIGMAN PORTFOLIOS, INC., continued
  COMM. & INFORMATION SUBACCOUNT, continued
  Investment income ratio                                   ----            ----           ----            ----            ----
  Expense ratio-minimum                                    0.25%           0.25%          0.25%           0.25%           0.25%
  Expense ratio-maximum                                    0.75%           0.75%          0.75%           0.75%           0.75%
  Total return-minimum                                    14.25%          21.11%          6.72%          10.03%          42.98%
  Total return-maximum                                    14.82%          21.71%          7.26%          10.58%          43.70%

  SMALLER-CAP VALUE SUBACCOUNT
  Accumulation unit value-minimum                         $21.09          $20.44         $17.02          $17.89          $15.07
  Accumulation unit value-maximum                         $21.81          $21.03         $17.43          $18.22          $15.27
  Number of accumulation units outstanding               294,215         259,133        227,662         168,770         112,339
  Total net assets                                     6,213,999       5,301,972      3,875,528       3,019,273       1,692,985
  Investment income ratio                                   ----            ----         11.09%           0.20%           0.87%
  Expense ratio-minimum                                    0.25%           0.25%          0.25%           0.25%           0.25%
  Expense ratio-maximum                                    0.75%           0.75%          0.75%           0.75%           0.75%
  Total return-minimum                                     3.18%          20.09%         -4.84%          18.71%          48.46%
  Total return-maximum                                     3.70%          20.69%         -4.37%          19.31%          49.20%

UNIVERSAL INSTITUTIONAL FUNDS, INC.
  CORE PLUS FIXED INCOME SUBACCOUNT
  Accumulation unit value-minimum                         $11.77          $11.24         $10.92          $10.56       $10.19(1)
  Accumulation unit value-maximum                         $12.04          $11.45         $11.07          $10.65       $10.23(1)
  Number of accumulation units outstanding                64,278          38,492         22,257           7,015           2,489
  Total net assets                                       757,499         432,920        243,034          74,059          25,362
  Investment income ratio                                  3.91%           4.94%          3.54%           4.14%           0.01%
  Expense ratio-minimum                                    0.25%           0.25%          0.25%           0.25%           0.25%
  Expense ratio-maximum                                    0.75%           0.75%          0.75%           0.75%           0.75%
  Total return-minimum                                     4.66%           2.96%          3.44%           3.59%        1.91%(2)
  Total return-maximum                                     5.19%           3.47%          3.95%           4.11%        2.26%(2)


                                       79


NOTE 6 - FINANCIAL HIGHLIGHTS, continued

                                                            2007            2006           2005            2004            2003
                                                            ----            ----           ----            ----            ----
UNIVERSAL INSTITUTIONAL FUNDS, INC., continued
  U.S. REAL ESTATE SUBACCOUNT
  Accumulation unit value-minimum                         $22.93          $27.86         $20.33          $17.50       $12.93(1)
  Accumulation unit value-maximum                         $23.47          $28.38         $20.61          $17.65       $12.97(1)
  Number of accumulation units outstanding                77,698          63,311         43,094          30,308           6,780
  Total net assets                                     1,784,018       1,764,902        876,280         530,471          87,657
  Investment income ratio                                  1.22%           7.62%          3.14%           3.49%            ----
  Expense ratio-minimum                                    0.25%           0.25%          0.25%           0.25%           0.25%
  Expense ratio-maximum                                    0.75%           0.75%          0.75%           0.75%           0.75%
  Total return-minimum                                   -17.69%          37.02%         16.18%          35.37%       29.29%(2)
  Total return-maximum                                   -17.28%          37.70%         16.76%          36.05%       29.72%(2)

CALVERT VARIABLE SERIES, INC.
  AMERITAS CORE STRATEGIES SUBACCOUNT
  Accumulation unit value-minimum                      $10.11(4)
  Accumulation unit value-maximum                      $10.14(4)
  Number of accumulation units outstanding                22,743
  Total net assets                                       229,990
  Investment income ratio                                  0.50%
  Expense ratio-minimum                                    0.25%
  Expense ratio-maximum                                    0.75%
  Total return-minimum                                  1.08%(2)
  Total return-maximum                                  1.42%(2)

  INCOME SUBACCOUNT
  Accumulation unit value-minimum                      $10.24(4)
  Accumulation unit value-maximum                      $10.28(4)
  Number of accumulation units outstanding                 6,078
  Total net assets                                        62,257

                                       80



NOTE 6 - FINANCIAL HIGHLIGHTS, continued

                                                          2007            2006           2005            2004            2003
                                                          ----            ----           ----            ----            ----
CALVERT VARIABLE SERIES, INC., continued
  INCOME SUBACCOUNT, continued
  Investment income ratio                                4.32%
  Expense ratio-minimum                                  0.25%
  Expense ratio-maximum                                  0.75%
  Total return-minimum                                2.43%(2)
  Total return-maximum                                2.77%(2)

FIDELITY VARIABLE INSURANCE PRODUCT
  CONTRAFUND SUBACCOUNT
  Accumulation unit value-minimum                    $11.14(4)
  Accumulation unit value-maximum                    $11.18(4)
  Number of accumulation units outstanding              28,113
  Total net assets                                     313,380
  Investment income ratio                                0.66%
  Expense ratio-minimum                                  0.25%
  Expense ratio-maximum                                  0.75%
  Total return-minimum                               11.44%(2)
  Total return-maximum                               11.81%(2)

  EQUITY-INCOME SUBACCOUNT
  Accumulation unit value-minimum                     $9.55(4)
  Accumulation unit value-maximum                     $9.58(4)
  Number of accumulation units outstanding              18,167
  Total net assets                                     173,532
  Investment income ratio                                1.18%
  Expense ratio-minimum                                  0.25%
  Expense ratio-maximum                                  0.75%


                                       81



NOTE 6 - FINANCIAL HIGHLIGHTS, continued

                                                          2007            2006           2005            2004            2003
                                                          ----            ----           ----            ----            ----
FIDELITY VARIABLE INSURANCE PRODUCT, continued
  EQUITY-INCOME SUBACCOUNT, continued
  Total return-minimum                               -4.53%(2)
  Total return-maximum                               -4.20%(2)

  HIGH INCOME SUBACCOUNT
  Accumulation unit value-minimum                     $9.85(4)
  Accumulation unit value-maximum                     $9.89(4)
  Number of accumulation units outstanding               2,836
  Total net assets                                      27,947
  Investment income ratio                                4.82%
  Expense ratio-minimum                                  0.25%
  Expense ratio-maximum                                  0.75%
  Total return-minimum                               -1.45%(2)
  Total return-maximum                               -1.12%(2)

THIRD AVENUE VARIABLE SERIES TRUST
  VALUE SUBACCOUNT
  Accumulation unit value-minimum                     $8.84(4)
  Accumulation unit value-maximum                     $8.87(4)
  Number of accumulation units outstanding              16,181
  Total net assets                                     143,131
  Investment income ratio                                0.30%
  Expense ratio-minimum                                  0.25%
  Expense ratio-maximum                                  0.75%
  Total return-minimum                              -11.57%(2)
  Total return-maximum                              -11.27%(2)


(1) Commencement of operations was May 1, 2003, with a beginning accumulation unit value of $10.00.

(2) Returns presented are since inception.

(3) Commencement of operations was October 18, 2004, with a beginning accumulation unit value of $10.00.

(4) Commencement of operations was May 1, 2007, with a beginning accumulation unit value of $10.00.

       STATUTORY-BASIS FINANCIAL STATEMENTS

       The Union Central Life Insurance Company

       As of December 31, 2007 and 2006 and for each of the three years in the period ended December 31, 2007 and Independent Auditors' Report

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
                      STATUTORY-BASIS FINANCIAL STATEMENTS

              As of December 31, 2007 and 2006 and for each of the
                three years in the period ended December 31, 2007

                                         CONTENTS                           Page

Independent Auditors' Report...................................................1

Balance Sheets - Statutory-Basis...............................................2

Statements of Income and Changes in Capital and Surplus - Statutory-Basis......3

Statements of Cash Flows - Statutory-Basis.....................................4

Notes to Financial Statements - Statutory-Basis................................5

                          Independent Auditors' Report

To the Board of Directors of
The Union Central Life Insurance Company
Cincinnati, Ohio

We have audited the accompanying balance sheets - statutory-basis of The Union Central Life Insurance Company (the Company), a wholly owned subsidiary of Ameritas Holding Company, as of December 31, 2007 and 2006, and the related statements of income and changes in capital and surplus - statutory-basis and cash flows - statutory-basis for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

As more fully described in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Ohio Insurance Department, and such practices differ from accounting principles generally accepted in the United States of America. The effects on such financial statements of the differences between the statutory basis of accounting and accounting principles generally accepted in the United States of America are described in Note 16.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the 2007 and 2006 statutory-basis financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of The Union Central Life Insurance Company as of December 31, 2007 and 2006 or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the 2007 and 2006 statutory-basis financial statements referred to above present fairly, in all material respects, the balance sheets - statutory-basis of The Union Central Life Insurance Company as of December 31, 2007 and 2006, and the results of its operations and its cash flows for the years then ended, on the basis of accounting described in Note 1.

/s/ Deloitte & Touche LLP

Lincoln, Nebraska
March 21, 2008

             Report of Independent Registered Public Accounting Firm

To the Board of Directors of
The Union Central Life Insurance Company

We have audited the accompanying statutory-basis statements of income and changes in surplus and cash flows of The Union Central Life Insurance Company (the Company) for the year ended December 31, 2005. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are described in Notes 1 and 16.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the results of operations or cash flow of The Union Central Life Insurance Company for the year ended December 31, 2005.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the results of operations and cash flow of The Union Central Life Insurance Company for the year ended December 31, 2005 in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department.

/s/ Ernst & Young LLP

Cincinnati, Ohio
February 3, 2006

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
                        Balance Sheets - Statutory-Basis

                                                                                        December 31,
                                                                             ---------------------------------
                                                                                  2007                2006
                                                                             -------------       -------------
                                                                                       (000's Omitted)

ADMITTED ASSETS
Cash and Investments:
     Bonds                                                                   $   3,488,745       $   3,481,925
     Common stocks in subsidiaries                                                      --                 259
     Preferred and other common stocks                                             221,006             170,141
     Mortgage loans                                                                536,801             501,750
     Real estate
       Properties occupied by the Company                                           14,389              16,042
       Properties held for the production of income                                  4,065                 276
       Properties held for sale                                                         --               7,582
     Policy loans                                                                  151,856             148,759
     Cash and short-term investments                                                26,111              17,399
     Receivable for securities                                                       2,182               7,851
     Other invested assets                                                          31,002              39,375
                                                                             -------------       -------------
       Total Cash and Investments                                                4,476,157           4,391,359

Deferred and uncollected premiums                                                   33,029              27,511
Investment income due and accrued                                                   48,502              47,932
Net deferred income tax asset                                                       27,221              25,938
Federal income tax recoverable and interest thereon                                  3,937              12,959
Other admitted assets                                                               68,869              74,375
Separate account assets                                                          2,627,156           2,513,624
                                                                             -------------       -------------
       Total Admitted Assets                                                 $   7,284,871       $   7,093,698
                                                                             =============       =============

LIABILITIES, CAPITAL AND SURPLUS

Policy and Contract Liabilities:

     Reserves for life, accident and health policies                         $   4,035,730       $   3,963,279
     Deposit funds                                                                 129,052             123,836
     Policy claims                                                                  19,305              13,533
     Interest maintenance reserve                                                    9,672              22,158
     Dividends payable to policyholders                                             11,565              11,591
                                                                             -------------       -------------
       Total Policy and Contract Liabilities                                     4,205,324           4,134,397

Accrued commissions, expenses and taxes                                             64,552              63,668
Asset valuation reserve                                                             37,131              36,242
Payable for securities                                                                  --                 345
Other liabilities                                                                   29,649              18,339
Separate account liabilities                                                     2,627,156           2,513,624
                                                                             -------------       -------------
       Total Liabilities                                                         6,963,812           6,766,615

Capital and Surplus:
     Common stock, par value $1.00 per share, 10,000,000 shares
      authorized, 2,500,000 shares issued and outstanding                            2,500               2,500
     Additional paid in capital                                                      5,000               5,000
     Surplus notes                                                                  49,836              49,827
     Unassigned surplus                                                            263,723             269,756
                                                                             -------------       -------------
       Total Capital and Surplus                                                   321,059             327,083
                                                                             -------------       -------------
       Liabilities, Capital and Surplus                                      $   7,284,871       $   7,093,698
                                                                             =============       =============


               The accompanying notes are an integral part of the
                     statutory-basis financial statements.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
    Statements of Income and Changes in Capital and Surplus - Statutory-Basis

                                                                                    Year Ended December 31,
                                                                       ------------------------------------------------
                                                                            2007             2006              2005
                                                                       -------------    -------------     -------------
                                                                                        (000's Omitted)
Premiums and Other Revenue:
     Premium income and deposits                                       $     921,544    $     914,568     $     889,171
     Net investment income                                                   261,665          261,511           256,853
     Other income                                                             69,711           62,710            66,790
                                                                       -------------    -------------     -------------
       Total Premiums and Other Revenue                                    1,252,920        1,238,789         1,212,814
                                                                       -------------    -------------     -------------

Benefits Paid or Provided:
     Benefits and dividends                                                  916,905          891,634           814,227
     Provision for future benefits                                            73,617          139,771           154,854
                                                                       -------------    -------------     -------------
       Total Benefits Paid or Provided                                       990,522        1,031,405           969,081
                                                                       -------------    -------------     -------------

Insurance Expenses:
     Operating expenses and commissions                                      244,017          207,100           215,163
     Premium and other insurance taxes                                        15,854           13,101            12,032
                                                                       -------------    -------------     -------------
       Total Insurance Expenses                                              259,871          220,201           227,195
                                                                       -------------    -------------     -------------

       Gain (Loss) from Operations before Federal Income Tax
       Expense (Benefit) and Net Realized Capital Gains (Losses)               2,527          (12,817)           16,538

     Federal income tax expense (benefit)                                     (2,871)          (3,337)            4,199
                                                                       -------------    -------------     -------------

       Gain (Loss) from Operations before
       Net Realized Capital Gains (Losses)                                     5,398           (9,480)           12,339

     Net realized capital gains (losses)                                      (5,503)             405             5,992
                                                                       -------------    -------------     -------------

       Net Gain (Loss)                                                          (105)          (9,075)           18,331

     Common stock:
       Transfers from surplus - stock dividend                                    --            7,500                --
       Transfers to additional paid in capital - par value adjustment             --           (5,000)               --
     Additional paid in capital:
       Transfers from common stock - par value adjustment                         --            5,000                --
     Surplus note amortization                                                     9                9                 9
     Unassigned surplus changes:
       Transfers to common stock - stock dividend                                 --           (7,500)               --
       Change in unrealized capital gains (losses)                            (8,957)          14,325            (1,705)
       Change in asset valuation reserve                                        (889)          (9,136)           (7,972)
       Change in minimum pension liability                                       482           38,905           (10,070)
       Change in valuation basis                                                  --           (3,369)               --
       Prior year reserve errors                                               1,166            1,257                --
       Bank Owned Life reinsurance agreement                                      --               --            (7,815)
       Prior year unearned annualized commissions error                       (1,355)              --                --
       Group life and health reinsurance agreements                             (677)            (672)           (1,975)
       Change in net deferred income taxes                                     4,950            1,122             2,074
       Change in non-admitted assets                                            (648)         (43,222)            8,332
                                                                       -------------    -------------     -------------

       Decrease in Capital and Surplus                                        (6,024)          (9,856)             (791)

     Capital and Surplus at the Beginning of the Year                        327,083          336,939           337,730
                                                                       -------------    -------------     -------------

       Capital and Surplus at the End of the Year                      $     321,059    $     327,083     $     336,939
                                                                       =============    =============     =============

               The accompanying notes are an integral part of the
                     statutory-basis financial statements.


                                       3

                    THE UNION CENTRAL LIFE INSURANCE COMPANY
                   Statements of Cash Flows - Statutory-Basis

                                                                                    Year Ended December 31,
                                                                       ------------------------------------------------
                                                                           2007              2006             2005
                                                                       -------------    -------------     -------------
                                                                                        (000's Omitted)

OPERATING ACTIVITIES
     Premium received net of reinsurance                               $     898,598    $     917,324     $     882,460
     Net investment income received                                          262,420          262,244           259,850
     Other income received                                                    69,663           62,287            66,898
     Benefit and loss related payments                                      (906,703)        (857,812)         (745,765)
     Dividends to policyholders paid                                         (11,886)         (11,216)          (10,915)
     Commissions and expenses paid                                          (254,031)        (227,022)         (200,474)
     Transfers from (to) separate accounts                                    23,942          (31,775)          (66,172)
     Federal income taxes received (paid)                                     12,629            2,930            (1,235)
     Other items, net                                                         19,738           13,319           (38,728)
                                                                       -------------    -------------     -------------

         Net Cash Provided by Operating Activities                           114,370          130,279           145,919
                                                                       -------------    -------------     -------------

INVESTING ACTIVITIES
     Sales, maturities, or repayments of investments                         792,649          541,171         1,523,422
     Purchases of investments                                               (899,384)        (659,177)       (1,659,861)
                                                                       -------------    -------------     -------------

         Net Cash Used in Investing Activities                              (106,735)        (118,006)         (136,439)
                                                                       -------------    -------------     -------------

FINANCING ACTIVITIES
     Repayments under reverse repurchase agreements                               --          (10,650)          (13,905)
     Net deposits (withdrawals) on deposit-type contracts                      1,077            9,704            (5,244)
     Other miscellaneous, net                                                     --            5,885                --
                                                                       -------------    -------------     -------------

         Net Cash Provided by (Used in) Financing Activities                   1,077            4,939           (19,149)
                                                                       -------------    -------------     -------------

         Net Increase (Decrease) in Cash and Short-Term
           Investments                                                         8,712           17,212            (9,669)

         Cash and Short-Term Investments at Beginning of the Year             17,399              187             9,856
                                                                        ------------     ------------      -------------

         Cash and Short-Term Investments at End of the Year            $      26,111    $      17,399     $         187
                                                                       =============    =============     =============




               The accompanying notes are an integral part of the
                     statutory-basis financial statements.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

                 Notes to Financial Statements - Statutory-Basis

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations
The Union Central Life Insurance Company (the Company or Union Central) is a stock life insurance company domiciled in the State of Ohio.

The Company provides a wide spectrum of financial products and related services for the benefit of individual, group and pension policyholders. Such products and services include insurance to provide for financial needs resulting from loss of life or income and the management of funds accumulated for pre-retirement and retirement needs.

The Company is licensed to do business in all 50 states of the U.S. and the District of Columbia.

On January 1, 2006, the Company was converted from an Ohio mutual life insurance company to an Ohio stock life insurance company, wholly-owned by a newly formed Ohio mutual insurance holding company known as the Union Central Mutual Holding Company ("UCMHC"). UCMHC was immediately merged with the Ameritas Acacia Mutual Holding Company, which concurrently changed its name to the UNIFI Mutual Holding Company (UNIFI). The capital stock of Union Central was contributed to UNIFI's wholly-owned subsidiary, Ameritas Holding Company ("AHC"), which resulted in Union Central becoming an indirect subsidiary of UNIFI and direct subsidiary of AHC. UNIFI is a mutual insurance holding company. Owners of designated policies issued by the Company have a membership interest in UNIFI, while contractual rights remain with the Company.

Union Central issued 100 shares of its common stock, par value of $0.1 per share to AHC on January 1, 2006. In order to satisfy statutory recapitalization requirements, the Company amended and restated its Articles of Incorporation (Articles) to reclassify its common stock, par value $0.1 per share to common stock, par value $3.00012 per share and increased the authorized amount of common stock from 1,000 shares to 10,000,000 shares effective September 30, 2006. The Company also declared and paid a dividend of 2,499,900 shares of stock to AHC and immediately amended the Articles to reduce the par value of the new stock from $3.00012 per share to $1.00 per share on September 30, 2006. As a result of these transactions, Union Central reported common stock of $2,500,000 and additional paid in capital of $5,000,000 at September 30, 2006.

On July 1, 2005, Union Central established a closed block of policies (Closed Block) under an arrangement approved by the Ohio Insurance Department, to protect the dividend paying rights of certain policyholders. The Closed Block became effective on January 1, 2006 (Effective Date). The policies included in the Closed Block are traditional dividend paying ordinary life policies, including whole life plans, limited pay plans, endowments, and some term policies, as well as policies which were eligible to be reinstated to dividend paying policies. Riders and dividend options on policies in the Closed Block are also included. The Closed Block is designed to provide reasonable assurance to owners of affected policies that assets will be available to support such policies, including maintaining dividend scales in effect at the Effective Date, if the experience underlying such scales continues. The assets, including income thereon, will accrue solely to the benefit of the owners of the policies included in the block until the block is no longer in effect.

In addition to the Company, AHC is also a 100% owner of Ameritas Life Insurance Corp. (ALIC), an insurance company domiciled in the state of Nebraska, 100% owner of Acacia Life Insurance Company (Acacia), a life insurance company domiciled in the District of Columbia, and 100% owner of Summit Investment Advisors, Inc., an advisor providing investment management services. Principal subsidiaries of ALIC include First Ameritas Life Insurance Corp. of New York, a life insurance company, LifeRe Insurance Company, a life insurance company, Pathmark Administrators, Inc., a third party administrator, and Ameritas Investment Corp. (AIC), a broker dealer. Ameritas Variable Life Insurance Company merged with ALIC on May 1, 2007 and effective July 1, 2007, Ameritas Investment Advisors, Inc. was sold to AHC and changed its name to Summit Investment Advisors, Inc. Acacia is a 100% owner of Acacia Financial Corporation
(AFCO), which is a holding company comprised of several financial service companies. Principal subsidiaries of AFCO include the Acacia Federal Savings Bank, Acacia Realty Corporation, owner of real estate property, and the Calvert Group, Ltd., a provider of investment advisory, management and administrative services to the Calvert Group of mutual funds.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

At December 31, 2007, the Company owned the following subsidiaries and affiliates, wholly or in part: 1) Summit Investment Partners, Inc., wholly-owned, a registered investment adviser that provides investment advisory services primarily to the Summit family of mutual funds; 2) PRBA, Inc., wholly-owned, the holding company of a pension administration company; 3) Union Central Mortgage Funding, Inc., wholly-owned, a mortgage banking business and 4) Paycor, Inc., 17.71% owned, a payroll company. The Company also owns mutual funds offered within Summit Mutual Funds, Inc., an affiliated registered investment company. The financial statements reflect the results of the Company's operations and the appropriate equity in its subsidiaries at December 31, 2007 and 2006. (See Note 6 for further information about the investments and operations of the subsidiaries.) The Company has no investments in joint ventures, partnerships or limited liability companies that exceed 10% of its admitted assets. The Company also owns a bond with an amortized cost basis of $1,488,000 in Paycor, Inc.

Effective July 1, 2007, Summit Investment Partners, LLC was dissolved as part of a consolidation of investment advisory services between Summit Investment Partners, LLC and Summit Investment Advisors, Inc. There was no material impact on Union Central's financial results as a result of this transaction.

Effective June 30, 2006, Carillon Investments, Inc. (CII) was sold to AMAL Corporation. The Company received cash consideration of $625,000 related to the transaction, which represented the GAAP equity of CII, which approximates fair value, as of December 31, 2005. AMAL subsequently contributed the capital stock of CII to AIC and CII was liquidated into AIC on June 30, 2006. There was no material impact on Union Central's financial results as a result of this transaction.

Effective December 31, 2006, Carillon Marketing Agency was dissolved. There was no material impact on Union Central's financial results as a result of this transaction.

Basis of Presentation
The preparation of financial statements in accordance with statutory accounting practices requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of income and expenses during the reporting period. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein. Material estimates susceptible to significant change include reserves and income taxes.

The accompanying financial statements of the Company have been prepared in accordance with accounting practices prescribed or permitted by the Ohio Insurance Department. The Ohio Insurance Department recognizes only statutory accounting practices (SAP) prescribed or permitted by the State of Ohio for determining and reporting the financial condition and results of operations of an insurance company. The National Association of Insurance Commissioners'
(NAIC) Accounting Practices and Procedures Manual has been adopted as a component of prescribed or permitted practices by the State of Ohio and comprise a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (GAAP).

Current SAP practices vary from GAAP. The more significant variances between SAP and GAAP are as follows:

         Investments:
         Under SAP, investments in bonds are reported at amortized cost or fair value based on their NAIC rating. Changes in the value of bonds up to amortized cost that are assigned a rating of "6" by the NAIC are reported directly in surplus. Under GAAP, bonds would be designated at purchase as available-for-sale; under this designation, bonds would be carried at fair value with net unrealized holding gains and losses reported in other comprehensive income.

         Under SAP, all single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. Under GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the discounted fair value. If high credit quality securities are adjusted, the retrospective method is used.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

         Under SAP, investments in common stocks of subsidiaries and affiliates are valued based on the appropriate equity in the net underlying assets of each subsidiary and affiliate. Investments in other common stocks are carried at fair value based on their NAIC valuation. Changes in the value of common stocks are reported directly in surplus. Under GAAP, majority-owned subsidiaries' balance sheet accounts and results of operations would be consolidated with the Company's financial statements (the line item "Common stock in subsidiaries" would be eliminated). Investments in other common stocks are designated as available-for-sale or trading and carried at fair value with net unrealized gains and losses reported in other comprehensive income if designated as available-for-sale and reported in income if designated as trading.

         Investments in preferred stocks are carried at cost if the NAIC designation is RP3 and P3 or above. Preferred stocks with NAIC designations of RP4 and P4 or below are carried at the lower of cost or fair value. Under GAAP, preferred stocks would be designated at purchase as available-for-sale; under this designation preferred stocks would be carried at fair value with net unrealized holding gains and losses reported in other comprehensive income.

         Under SAP, real estate owned and occupied by the Company is included in invested assets, and net investment income and operating expenses include self-charged rent for the Company's occupancy of this property. Under GAAP, this property would be classified as an operating asset, and there would be no self-charged rent or expenses. Under SAP, real estate held for sale is reported net of accumulated depreciation. Under GAAP, these properties would not be depreciated.

         Under SAP, valuation allowances are established through the asset valuation reserve for mortgage loans based on the difference between the recorded investment in the mortgage loan and the estimated fair value, less costs to obtain and sell, of the underlying real estate. Under GAAP, valuation allowances would be established through a charge to realized loss based on the difference between the recorded investment in the mortgage loan and the present value of the expected future cash flows discounted at the loans effective interest rate or the estimated fair value, less costs to obtain and sell, of the underlying real estate if foreclosure is probable.

         Under SAP, using a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds, attributable to changes in the general level of interest rates. Those deferrals are amortized over the remaining period to maturity based on groupings (in five-year bands) of individual securities sold. The net deferral is reported in the "Interest maintenance reserve" in the accompanying Balance Sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the interest maintenance reserve. Under SAP, an "Asset valuation reserve" is determined based on holdings of all investments by a NAIC prescribed formula and is reported as a liability. As asset valuation reserve is not recorded under GAAP. Under GAAP, realized capital gains and losses would be reported in the income statement on a pretax basis in the period the asset giving rise to the gain or loss is sold.

         Under SAP, derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability, and embedded derivatives are not accounted for separately from the host contract. Also, the change in fair value of open derivative instruments that do not meet the criteria of an effective hedge is recorded as an unrealized gain or loss in surplus. Under GAAP, all derivatives are reported on the balance sheets at fair value and the effective and ineffective portions of a single hedge are accounted for separately. Changes in fair value of derivatives, to the extent they are effective at offsetting hedged risk are recorded through either income or equity, depending on the nature of the hedge. The ineffective portion of all changes in fair value is recorded in income. An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risks of the host contract is accounted for separately from the host contract and reported at fair value.

         Policy Acquisition Costs:
         Under SAP, the costs of acquiring and renewing business are expensed when incurred. As such, during periods of high sales, statutory earnings will be depressed due to the lack of expense deferrals. Under GAAP, acquisition costs related to traditional term life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For traditional whole life insurance, universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs would be amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

         Unearned Revenue:
         -----------------
         Under SAP, amounts assessed policyholders that represent revenue for services to be provided in future periods are reported as revenue when received. Under GAAP, such charges would be reported as a liability and amortized into revenue using the same assumptions and factors as are used to amortize deferred policy acquisition costs.

         Non-admitted Assets:
         --------------------
         Under SAP, certain assets designated as "non-admitted", are excluded from the accompanying Balance Sheets and are charged directly to unassigned surplus. Under GAAP, these assets would be included in the Balance Sheets.

         Universal Life and Annuity Policies:
         ------------------------------------
         Under SAP, revenues for universal life and annuity policies consist of the entire premium received and benefits represent the death benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges are not recognized as premium revenue and benefits represent the excess of benefits paid over the policy account value and interest credited to the account values.

         Benefit Reserves:
         -----------------
         Under SAP, certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

         Policyholder Dividends:
         -----------------------
         Under SAP, policyholder dividends are recognized when declared. Under GAAP, policyholder dividends would be for dividends that have accrued as of the financial statement date.

         Reinsurance:
         ------------
         Under SAP, a liability for reinsurance balances is provided for unsecured policy reserves ceded to reinsurers unauthorized by license to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

         Under SAP, policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves. Under GAAP, reinsurance recoverables would be recorded as an asset.

         Under SAP, commission allowances by reinsurers on business ceded are reported as income when received. Under GAAP, these expenses would be deferred and amortized with deferred policy acquisition costs.

         Employee Benefits:
         ------------------
         Under SAP, a liability for pension and other postretirement benefits is established only for vested participants and current retirees. Under SAP, the change in the minimum pension liability, less the change in any intangible asset, is recorded as an adjustment to unassigned surplus. Intangible and prepaid assets are non-admitted. Under GAAP, the liability would include unvested active participants, and the difference between the plan's assets and the benefit obligation is reflected as an asset or liability, with an offset to other comprehensive income. In addition, actuarial gains and losses and prior service costs are recorded as a component of other comprehensive income, net of tax.

         Federal Income Taxes:
         ---------------------
         Under SAP, deferred federal income taxes are recognized for differences between the financial statement amounts and tax bases of assets and liabilities. Deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred income tax assets, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred income tax assets are non-admitted. Deferred taxes do not include amounts for state taxes. Under GAAP, state taxes would be included in the computation of deferred taxes, a deferred income tax asset would be recorded for the amount of gross deferred income tax assets expected to be realized in future years, and a valuation allowance would be established for deferred income tax assets not realizable.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

         Surplus Notes:
         --------------
         Surplus notes are reported as surplus under SAP, and would be a liability under GAAP. Under SAP, interest cannot be accrued until written approval has been received from the Ohio Insurance Department. Under GAAP, interest would be accrued when incurred.

         Comprehensive Income:
         ---------------------
         Comprehensive income and its components are not presented under SAP.

         Statements of Cash Flow:
         ------------------------
         Under SAP, cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash would include cash and cash equivalent balances with initial maturities of three months or less.

Significant statutory accounting practices are as follows:

Investments
Investments are stated at amounts prescribed by the NAIC which are as follows: bonds not backed by other loans are stated at amortized cost and loan-backed bonds, collateralized mortgage obligations (CMO's) and other structured securities are stated at amortized cost using the interest method including anticipated prepayments at the date of purchase. Significant changes in estimated cash flows from the original purchase assumptions are reviewed monthly. Prepayment assumptions for loan-backed bonds and structured securities are obtained from broker dealer survey values or internal estimates based on characteristics of similar products, consistent with the current interest rate and economic environment. The retrospective adjustment method is used to value all loan-backed and structured securities. All bonds with an NAIC designation of 6 are stated at the lower of amortized cost or fair value.

Preferred stocks, including preferred stocks of affiliates, are stated at lower of cost, or fair value based on the NAIC designation.

Common stocks are reported at fair value. Investments in stocks of noninsurance subsidiaries and affiliates in which the Company has an interest of 10% or more are reported equal to the Company's proportionate share of the audited GAAP-basis equity after the date of acquisition for noninsurance subsidiaries and affiliates.

Mortgage loans are stated at the unpaid principal balance less unamortized discounts or plus unamortized premiums. Policy loans are stated at the aggregate unpaid principal balance.

Realized investment gains and losses on sales are determined using the specific identification method. When it is determined that a decline in the value of an investment is other than temporary, the cost basis of the investment is written down to fair value, and the write-down is recorded as a realized loss. For unaffiliated common stocks and other investments carried at fair value, unrealized gains and losses resulting from differences between the cost and carrying amount of these investments are credited or charged directly to unassigned surplus.

Real Estate
Real estate occupied by the Company and held for the production of income is reported at depreciated cost. Real estate available for sale is reported at the lower of depreciated cost or fair value. Depreciation expense is determined by the straight-line method.

Real estate owned and occupied by the Company is included in investments, and investment income and operating expenses include rent for the Company's occupancy of its owned properties.

Cash and Short-Term Investments
Cash and short-term investments presented in the Balance Sheets consist of cash-in-bank, cash-in-transit, money market mutual funds and commercial paper that has a maturity date of one year or less from the date acquired.

Receivable for Securities
The receivable for securities presented in the Balance Sheets represents amounts due from brokers resulting from securities that were sold at the end of the year, but the proceeds have not been received at the balance sheet date.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

Limited Partnerships
The carrying amount of limited partnerships reflects the underlying GAAP equity of the limited partnerships. Income from the limited partnerships is recognized when distributed. Unrealized gains and losses resulting from differences between the cost and carrying amount of the limited partnerships are credited or charged directly to unassigned surplus. The Company's investment in limited partnerships is recorded in "Other invested assets" in the Balance Sheets.

Derivative Financial Instruments
The Company purchases and sells call options to hedge insurance contracts whose credited interest is linked to returns in Standard & Poor's 500 Stock Index (Index) based on a formula which applies participation rates to the returns in the Index. Call options are contracts, which give the option purchaser the right, but not the obligation, to buy securities at a specified price during a specified period. The Company holds call options which expire monthly until December 1, 2008. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased Index call options give the Company the right to receive cash at settlement if the closing Index value is above the strike price, while the sold index call options require the Company to pay cash at settlement if the closing Index value is above the strike price. The Company sells call options to effectively offset the proceeds the Company would receive on its purchased call options that represent a return above the amount that would be credited to insurance contracts electing a capped return in the Index.

The Company is exposed to credit-related losses in the event of nonperformance by counter-parties to the call options. To minimize this risk, the Company only enters into private options contracts with counterparties having Standard & Poor's credit ratings of AA- or above or listed contracts guaranteed by the Chicago Board Options Exchange. The credit exposure is limited to the value of the call options of $7,191,000 at December 31, 2007.

The call options are carried at their fair value, and are reflected in "Other invested assets" in the Balance Sheets. The liabilities for the hedged insurance contracts are adjusted based on the fair value of the related embedded derivatives, and are reflected in "Deposit funds" in the Balance Sheets. Changes in the fair value of expired call options are reflected in "Net investment income" in the Statements of Income and Changes in Capital and Surplus, and totaled $5,943,000, $2,337,000 and ($871,000) for the years ended December 31, 2007, 2006 and 2005, respectively. Changes in the fair value of open call options are reflected in "Change in unrealized capital gains (losses)" in the Statements of Income and Changes in Capital and Surplus, and totaled ($6,232,000), $3,754,000 and $0 for the years ended December 31, 2007, 2006 and
2005, respectively. Adjustments to the liabilities for hedged insurance contracts based on changes in the fair value of the call options are reflected in "Provision for future benefits" in the Statements of Income and Changes in Capital and Surplus. The notional amount of the call options at December 31, 2007 and 2006 was $72,100,000 and $72,400,000, respectively.

Non-admitted Assets
In accordance with statutory requirements, certain assets, designated as non-admitted assets, are excluded from the Balance Sheets and are charged directly to surplus. Non-admitted assets consist primarily of a prepaid pension asset, unaudited subsidiaries, advances to agents, furniture and equipment, deferred income tax assets, application software, other investment income that is over 90 days past due and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual.

In addition, during 2007, the Company discovered that its commission system was not properly offsetting the expense allowances associated with branch office managers, which overstated unearned annualized commissions and understated expenses. The error was corrected in 2007 by reducing non-admitted assets and recording a direct charge to unassigned surplus of $1,355,000 in the Balance Sheet. However, there was no net impact on surplus as the change in non-admitted assets directly offsets the direct charge to unassigned surplus.

Furniture and Equipment
The admitted value of the Company's electronic data processing equipment and operating software is limited to three percent of capital and surplus. The admitted portion at cost, net of accumulated depreciation of $8,866,000 and $8,996,000, was $1,165,000 and $1,217,000, at December 31, 2007 and 2006,
respectively. Electronic data processing equipment and operating software is depreciated using the straight line method over the lesser of its estimated useful life or three years. Non-operating software is depreciated using the straight line method over the lesser of its estimated useful life or five years. Other furniture and equipment is depreciated using the straight line method over the estimated useful life. Depreciation expense recorded in "Operating expenses and commissions" in the Statements of Income and Changes in Capital and Surplus in 2007, 2006 and 2005 was $4,855,000, $7,572,000 and $6,582,000, respectively.

Reserves for Life, Accident and Health Policies
Life, annuity, and accident and health benefit reserves are developed using accepted actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum amounts required by the Ohio Insurance Department or guaranteed policy cash values. The Company waives deduction of deferred fractional premiums upon death of insured and returns any portion of the final premiums beyond the policy month of death. Surrender values are not promised in excess of the legally computed reserves. Mean reserves for substandard lives are based on the appropriate multiples of standard rates of mortality.

During 2007, the Company discovered three errors in its calculation of prior year reserves, which were corrected as a direct increase in unassigned surplus of $1,166,000 presented on the Balance Sheet in 2007. Two reserve errors were associated with the secondary guarantee universal life (SGUL) product and one reserve error was associated with the survivor universal life (SUL) product. The SGUL errors were due to incorrect coding in the policy valuation system for load limits and deficiency reserves and correction of these errors resulted in a $647,000 reduction in reserves at January 1, 2007. The SUL error was due to incorrect guaranteed cost of insurance charges being coded in the policy valuation system and correction of this error resulted in a $519,000 reduction in SUL reserves at January 1, 2007.

During 2006, the Company discovered two errors in its calculation of prior year reserves, which were corrected as a direct increase in unassigned surplus of $1,257,000 presented on the Balance Sheet in 2006. The first error was associated with the secondary guarantee universal life (SGUL) product due to an incorrect calculation of loads in the valuation system, which resulted in a reduction in reserves of $1,711,000 at January 1, 2006. The second error was associated with level term reserves due to interest rate and mortality table errors, which resulted in a $454,000 increase in reserves at January 1, 2006.

In addition, in 2006, a change in valuation basis was recognized in the Balance Sheets associated with payout annuity reserves. This change resulted in a $3,369,000 increase in aggregate reserves for life contracts as of January 1, 2006 and was recorded as a change in valuation basis.

As of December 31, 2007 and 2006, the Company had $6,411,864,000 and $5,095,170,000, respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the Ohio Insurance Department. Additional reserves for this purpose totaled $27,009,000 and $20,058,000 as of December 31, 2007 and 2006, respectively. In addition, as of December 31, 2007 and 2006, the Company had $424,120,000 and $677,498,000, respectively, of universal life insurance in force for which the guaranteed maturity premiums are less than the Commissioners Reserve Valuation Method renewal net premiums. Additional reserves for this purpose totaled $7,236,000 and $3,446,000, as of December 31, 2007 and 2006, respectively.

Deposit Funds
The liability for deposit funds is generally established as the policyholders' accumulated cash values plus amounts provided for guaranteed interest, less applicable surrender charges.

Dividends to Policyholders
The ability of the Company to pay dividends is limited to state insurance laws. Under Ohio insurance laws, the Company may pay dividends without the approval of the Ohio Director of Insurance, only from earned surplus and those dividends may not exceed (when added to other dividends paid in the preceding twelve months) the greater of (i) 10% of the Company's unassigned surplus as of the prior December 31, or (ii) the Company's net income for the twelve month period ending the prior December 31.

Dividends are provided based on dividend formulas approved by the Board of Directors of the Company in accordance with actuarially determined dividend scales. Dividends to policyholders are reflected in the Statements of Income and Changes in Capital and Surplus at amounts estimated to be paid or credited to policyholders during the subsequent year on the policy anniversary dates. Amounts recorded in 2007, 2006 and 2005 totaled $11,860,000, $12,053,000 and
$10,689,000, respectively. Insurance in force receiving dividends accounted for 6.19%, 6.18% and 6.35% of total insurance in force at December 31, 2007, 2006 and 2005, respectively.

Policy Claims
Policy claim reserves represent management's best estimate of the ultimate net cost of all reported and unreported claims incurred through December 31. The reserves for unpaid claims are estimated using individual case-basis valuations and statistical analyses. These estimates are subject to the affects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

Asset Valuation and Interest Maintenance Reserves
The asset valuation reserve (AVR) is a required appropriation of unassigned surplus to provide for possible losses that may occur on certain investments of the Company. The reserve is computed based on holdings of all investments and realized and unrealized gains and losses, other than those resulting from interest rate changes. Changes in the reserve are charged or credited to unassigned surplus.

The interest maintenance reserve (IMR) is calculated based on the prescribed methods developed by the NAIC. Realized gains and losses, net of tax, resulting from interest rate changes on fixed income investments are deferred and credited to this reserve. These gains and losses are then amortized into investment income over what would have been the remaining years to maturity of the underlying investment. Amortization included in net investment income was $5,040,000, $7,694,000 and $9,406,000 for 2007, 2006 and 2005, respectively.

Payable for Securities
The payable for securities presented in the Balance Sheets represents amounts due to brokers resulting from securities purchased at the end of the year for which payment has not been made at the balance sheet date.

Separate Accounts
Separate account assets and liabilities reported in the accompanying financial statements (excluding seed money provided by the Company) represent funds that are separately administered, principally for annuity contracts, and for which the contract holders rather than the Company bear the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company. Separate account assets and liabilities are carried at fair value. Investment income and gains and losses from these accounts accrue directly to contract holders and are not included in the accompanying financial statements.

Recognition of Premium Revenues and Related Costs
For ordinary life insurance contracts and accident and health insurance contracts, premiums are recognized as revenues when premiums are due. For universal life insurance contracts and annuity considerations, revenues are recognized when premiums are received and consist of all premiums received. Commissions and other costs applicable to the acquisition of new business, primarily underwriting and policy issue costs, are charged to operations as incurred.

Reinsurance
Reinsurance premiums and claims are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, benefits, and the reserves for policy and contract liabilities are reported net of reinsured amounts.

Surplus Notes
The Surplus Notes (the Notes) are included in capital and surplus. Interest on the Notes is not accrued until written approval from the Ohio Insurance Department has been received.

Accounting Pronouncements
Effective January 1, 2007, the Company adopted Statements of Statutory Accounting Principles (SSAP) No. 96, Settlement Requirements for Intercompany Transactions, An Amendment to SSAP No. 25 - Accounting for and Disclosures about Transactions with Affiliates and Other Related Parties. This statement required transactions between related parties to be in the form of a written agreement and the agreement must provide for timely settlement of amounts owed. The adoption of this statement did not have a material impact on the financial statements.

Effective January 1, 2007, the Company adopted SSAP No. 97, Investments in Subsidiary, Controlled and Affiliated Entities, a Replacement of SSAP No. 88. This statement provided additional guidance on the audit requirements for subsidiaries. The adoption of this statement did not have a material impact on the financial statements.

Effective January 1, 2006, the Company adopted SSAP Number 90, Accounting for the Impairment or Disposal of Real Estate Investments. This statement established the statutory accounting principles for the impairment or disposal of real estate investments, goodwill impairment and the treatment of long lived assets associated with discontinued operations. The adoption of this statement did not have a material impact on the financial statements.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

NOTE 2 - INVESTMENTS

The cost or amortized cost and estimated fair value of bonds are summarized as follows:

                                                                  Year Ended December 31, 2007
                                            ------------------------------------------------------------------
                                                  Cost or          Gross            Gross
                                                Amortized        Unrealized       Unrealized          Fair
                                                  Cost              Gains          (Losses)           Value
                                                  ----              -----          --------           -----
                                                                         (000's Omitted)
U.S. governments                            $        3,284      $       281      $        --     $       3,565
Special revenue                                      3,051              383               --             3,434
Public utilities securities                        257,238            3,101           (3,940)          256,399
Industrial and miscellaneous                     2,272,150           24,539          (43,256)        2,253,433
Mortgage-backed securities, CMO's
     and other structured securities               952,033            2,433          (59,433)          895,033
Parent, subsidiaries and affiliates                  1,488               60               --             1,548
                                            --------------      -----------      -----------     -------------

     Total                                  $    3,489,244      $    30,797      $  (106,629)    $   3,413,412
                                            ==============      ===========      ===========     =============

                                                                  Year Ended December 31, 2006
                                            ------------------------------------------------------------------
                                                 Cost or            Gross           Gross
                                                Amortized        Unrealized       Unrealized          Fair
                                                  Cost              Gains          (Losses)           Value
                                                  ----              -----          --------           -----
                                                                         (000's Omitted)

U.S. governments                            $       13,080      $       130      $        --     $      13,210
Special revenue                                      3,324              320               --             3,644
Public utilities securities                        193,841            1,304           (4,154)          190,991
Industrial and miscellaneous                     2,318,270           15,678          (45,869)        2,288,079
Mortgage-backed securities, CMO's
     and other structured securities               951,922            2,558          (16,477)          938,003
Parent, subsidiaries and affiliates                  1,488               --               --             1,488
                                            --------------      -----------      -----------     -------------

     Total                                  $    3,481,925      $    19,990      $   (66,500)    $   3,435,415
                                            ==============      ===========      ===========     =============

At December 31, 2007 and 2006, the amortized cost of bonds was reduced by $499,000 and $0, respectively, of cumulative fair value adjustments on bonds rated NAIC "6" to derive the carrying amounts of bonds in the Balance Sheets of $3,488,745,000 and $3,481,925,000, respectively.

For publicly traded securities, fair value is determined using an independent pricing source. For securities without a readily ascertainable fair value, the value has been determined using an interest rate spread matrix based upon quality, weighted average maturity and U.S. Treasury yields.

The majority of the fair values for publicly traded bonds, except CMO's, were obtained from an independent bond pricing service. Fair values for CMO's and private placement bonds were obtained from independent securities broker dealers. The remaining fair values were based on values obtained from independent securities broker dealers or based on values for comparable, publicly offered bonds of the same rate, maturity and quality.

The Company had preferred stocks of $151,619,000 and $123,816,000, with a fair value of $141,955,000 and $121,857,000 as of December 31, 2007 and 2006,
respectively.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

The cost or amortized cost and estimated fair value of the Company's investments in bonds by contractual maturity are as follows:

                                                                        December 31, 2007
                                                                -------------------------------
                                                                   Cost or
                                                                  Amortized            Fair
                                                                    Cost               Value
                                                                    ----               -----
                                                                          (000's Omitted)
                   Due in one year or less                      $    62,269         $    62,207
                   Due after one year
                      through five years                            792,149             797,550
                   Due after five years
                      through ten years                           1,211,513           1,201,612
                   Due after ten years                              368,224             351,379
                                                                -----------         -----------
                         Subtotal                                 2,434,155           2,412,748
                   Mortgage-backed securities, CMO's
                      and other structured securities               952,033             895,033
                   Other securities with
                      multiple repayment dates                      103,056             105,631
                                                                -----------         -----------

                         Total                                  $ 3,489,244         $ 3,413,412
                                                                ===========         ===========

The expected maturities in the foregoing table may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

Proceeds from the sales, repayments, and maturities of investments in bonds are as follows:

                                                                    Year Ended December 31,
                                                           ------------------------------------------
                                                              2007           2006            2005
                                                           -----------    -----------     -----------
                                                                         (000's Omitted)
          Bonds:
             Proceeds from sales                           $   452,210    $   219,781     $   998,524
             Proceeds from repayments and
                maturities                                     216,492        229,976         442,044
                                                           -----------    -----------     -----------
          Total                                            $   668,702    $   449,757       1,440,568
                                                           ===========    ===========     ===========


                    THE UNION CENTRAL LIFE INSURANCE COMPANY

Realized capital gains (losses) are as follows:

                                                                                     Year Ended December 31,
                                                                           ------------------------------------------
                                                                               2007           2006           2005
                                                                           -----------    -----------     -----------
                                                                                         (000's Omitted)
                Bonds:
                   Gross realized capital gains on sales                   $     6,490    $     3,520     $    22,909
                   Gross realized capital losses on sales                       (3,011)        (4,073)        (20,083)
                                                                           ------------   -----------     -----------
                Net realized capital gains (losses) on sales                     3,479           (553)          2,826
                Other, including impairments and net gain on
                   dispositions other than sales                               (17,132)        (7,947)           (606)
                                                                           -----------    -----------     -----------
                Total                                                          (13,653)        (8,500)          2,220

                Preferred stocks                                                   121            (52)           (114)
                Common stocks                                                   (1,310)        (5,715)            549
                Mortgage loans                                                      --             --            (224)
                Real estate                                                     (3,259)           148            (104)
                Short-term investments                                              --             --            (277)
                Other                                                            4,034          3,884            (132)
                                                                           -----------    -----------     -----------
                Realized capital gains (losses) before federal
                   income taxes and transfer to IMR                            (14,067)       (10,235)          1,918

                Realized capital (gain) loss transferred to IMR                 12,043          6,057            (175)
                Federal income tax expense (benefit)                             3,479         (4,583)         (4,249)
                                                                           -----------    -----------     -----------
                Net realized capital gains (losses)                        $    (5,503)   $       405     $     5,992
                                                                           ===========    ===========     ===========

In 2007, 2006 and 2005, the Company recorded pre-tax impairment losses on bonds of $18,090,000, $8,457,000 and $4,470,000, respectively, as the securities had "other than temporary" losses in fair value. The losses were recorded in "Net realized capital gains (losses)" in the Statements of Income and Changes in Capital and Surplus.

In 2007 and 2006, the Company recognized an impairment loss of $1,943,000 and $6,318,000, respectively on its subsidiary investment in PRBA, Inc. as the investment had "other than temporary" losses in fair value. The loss represents the difference between the Company's cost basis in the investment and fair value. The loss was recorded in "Net realized capital gains (losses)" in the Statements of Income and Changes in Capital and Surplus.

In 2007, 2006 and 2005, the Company recognized impairments of $3,259,000, $204,000 and $105,000, respectively, on real estate. The losses were determined based on internal cash flow analysis and were recorded in "Net realized capital gains (losses)" in the Statements of Income and Changes in Capital and Surplus.

For the years ended December 31, 2007, 2006 and 2005, the Company recorded pre-tax realized gains and (losses) of $(1,310,000), $(5,715,000) and $549,000, respectively, on the sale of unaffiliated common stocks and affiliated mutual funds.

At December 31, 2007 and 2006, investments in bonds with an admitted asset value of $3,285,000 and $3,321,000, respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

Unrealized gains and losses on investments in affiliated mutual funds and unaffiliated common stocks are reported directly in surplus and do not affect net income. At December 31, 2007, 2006 and 2005, the Company had net unrealized gains of $2,748,000, $645,000 and $923,000 on these investments, respectively.

The Company may enter into reverse repurchase agreements whereby the Company sells securities and simultaneously agrees to repurchase the same or substantially the same securities. Reverse repurchase agreements are accounted for as collateralized borrowed money with the amount received for the securities recorded in "Other liabilities" in the Balance Sheets. At December 31, 2007 and 2006, there were no reverse repurchase agreements outstanding. The Company maintains up to a maximum of 105% of the fair value of securities sold under reverse repurchase agreements as collateral.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

The Company engages in securities lending transactions to generate additional income. The program is administered by an authorized financial institution and requires the borrower to provide collateral, primarily consisting of cash and government securities, on a daily basis, in amounts equal or exceeding 102% of the fair value of the loaned securities. The Company maintains effective control over all loaned securities and, therefore, continues to report such securities as bonds and common stocks in the Balance Sheets. The carrying value of bonds and common stocks loaned as of December 31, 2007 were $48,873,000 and $3,761,000, respectively. The fair value of cash collateral held was $56,049,000 as of December 31, 2007. Income from securities lending is recognized in "Net investment income" in the Statements of Income and Changes in Capital and Surplus. The carrying value of bonds and common stocks loaned as of December 31, 2006 were $115,278,000 and $2,302,000, respectively. The fair value of cash collateral held was $124,157,000 as of December 31, 2006. There was no non-cash collateral on deposit at December 31, 2007 and 2006.

A summary of investments with unrealized losses along with the related fair value, aggregated by the length of time that investments have been in a continuous loss position, is as follows:

                                                                     December 31, 2007
                               --------------------------------------------------------------------------------------------
                                        Less than                      Twelve Months
                                      Twelve Months                       or More                          Total
                               ----------------------------     ---------------------------      --------------------------
                                                   Gross                          Gross                           Gross
                                   Fair         Unrealized          Fair        Unrealized          Fair        Unrealized
                                   Value          Losses            Value         Losses            Value         Losses
                               -----------     ------------     -----------     -----------      -----------    -----------
                                                                      (000's Omitted)

Bonds                          $   841,002     $   (28,703)     $ 1,232,630     $  (77,926)      $ 2,073,632    $  (106,629)
Preferred stocks                    47,684          (2,776)          68,487         (7,584)          116,171        (10,360)
Common stocks                        9,222          (1,322)           8,930         (1,725)           18,152         (3,047)
                               -----------     -----------      -----------     ----------       -----------    -----------

Total                          $   897,908     $   (32,801)     $ 1,310,047     $  (87,235)      $ 2,207,955    $  (120,036)
                               ===========     ===========      ===========     ==========       ===========    ===========


                                                                     December 31, 2006
                               --------------------------------------------------------------------------------------------
                                        Less than                      Twelve Months
                                      Twelve Months                       or More                          Total
                               ----------------------------     ---------------------------      --------------------------
                                                  Gross                            Gross                            Gross
                                   Fair        Unrealized           Fair        Unrealized           Fair        Unrealized
                                   Value         Losses             Value         Losses             Value         Losses
                               -----------     -----------      -----------     ----------       -----------    -----------
                                                                      (000's Omitted)

Bonds                          $   568,153     $    (5,678)     $ 1,848,770     $  (60,822)      $ 2,416,923    $   (66,500)
Preferred stocks                    19,649            (422)          59,516         (2,371)           79,165         (2,793)
Common stocks                        8,192          (1,404)           3,755           (112)           11,947         (1,516)
                               -----------     -----------      -----------     ----------       -----------    -----------

Total                          $   595,994     $    (7,504)     $ 1,912,041     $  (63,305)      $ 2,508,035    $   (70,809)
                               ===========     ===========      ===========     ==========       ===========    ===========

The unrealized losses in both 2007 and 2006 reported above were primarily caused by the effect of the interest rate environment on certain securities with stated interest rates currently below market rates, and as such, are temporary in nature. Certain securities also experienced declines in fair value that were due in part to credit-related considerations. The Company considers various factors when considering if a decline is other than temporary, including the length of time and size of the unrealized loss, deterioration in ratings, industry conditions or factors related to a geographic area that are negatively affecting a security, violation of loan covenants, overall financial condition of the issuer and the Company's intention and ability to sell or hold the security until maturity or recovery. Upon review of these factors, the Company determined that such declines were temporary in nature. Therefore, the Company does not believe the unrealized losses on investments represent an other-than-temporary impairment as of December 31, 2007 and 2006.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

During 2007, decreased liquidity in certain markets adversely impacted the fair value of the Company's investments, in particular mortgage-backed and asset-backed fixed maturity securities. The Company anticipates these conditions will continue over the next year and will continue to evaluate the reasonableness of the fair value of the impacted securities by comparison to alternative market sources along with consideration of credit spreads for similar securities and the characteristics and performance of the underlying collateral.

The Company has an exposure to subprime mortgage loans within its total investments in residential mortgage backed securities (RMBS).

The Company manages its exposure to subprime mortgage loans in several ways. First, the Company monitors its exposure level to RMBS against defined restrictions prescribed by its Investment Policy. Restrictions include exposure at the aggregate level to RMBS along with exposure to ratings classes and subsectors. Also, the Company continually tracks subprime RMBS for factors including credit performance, rating agency actions, prepayment trends and de-levering. Loans with trends that may indicate underperformance are monitored closely for any further deterioration that may result in action by the Company.

As of December 31, 2007, the Company's total investment in RMBS represents securities with an adjusted cost basis of $821,728,000 and a fair value of $766,066,000. As of December 31, 2007, the Company's subprime exposure related to subprime RMBS represents securities with an adjusted cost basis of $142,477,000 and a fair value of $133,685,000.

Mortgage loans are stated at their aggregate unpaid balances in the Balance Sheets, less unamortized discounts or plus unamortized premiums. The mortgage loan portfolio is well diversified both geographically and by property type, as follows:

                                                       December 31, 2007              December 31, 2006
                                                  ----------------------------   -------------------------
                                                                  Percent of                    Percent of
                                                   Carrying        Carrying       Carrying       Carrying
                                                    Amount          Amount         Amount         Amount
                                                  ------------  --------------   ------------  -----------
                                                                       (000's Omitted)
     Region
     ------
     New England and Mid-Atlantic                 $   36,559          6.8%       $    34,944        6.9%
     South Atlantic                                   81,983         15.3             85,120       17.0
     North Central                                   137,906         25.6            114,862       22.9
     South Central                                    66,372         12.4             54,513       10.9
     Mountain                                        107,234         20.0             99,739       19.9
     Pacific                                         106,747         19.9            112,572       22.4
                                                  ----------    ---------        -----------   --------

         Total                                    $  536,801        100.0%       $   501,750      100.0%
                                                  ==========    =========        ===========   ========

     Property Type
     -------------
     Apartment and residential                    $   29,486          5.5%       $    29,465        5.9%
     Warehouses and industrial                       129,254         24.1             88,642       17.7
     Retail and shopping center                      186,260         34.7            165,750       33.0
     Office                                          127,771         23.8            124,298       24.8
     Other                                            64,030         11.9             93,595       18.6
                                                  ----------    ---------        -----------   --------

         Total                                    $  536,801        100.0%       $   501,750      100.0%
                                                  ==========    =========        ===========   ========

At December 31, 2007, the average size of an individual mortgage loan was $1,016,000. The Company's policy is to obtain a first mortgage lien and to require a loan to value ratio of 75% or less at acquisition. The Company's policy is to only recognize interest income on impaired mortgage loans when received. The Company had mortgage reserves (the mortgage component of the asset valuation reserve) of $5,100,000 and $4,767,000 at December 31, 2007 and 2006, respectively. As of December 31, 2007, the maximum and minimum rates of interest in the Company's mortgage loan portfolio were 9.80% and 4.75%.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

The total allowance for credit losses was as follows:

                                                                     Year Ended December 31,
                                                                  ----------------------------
                                                                     2007              2006
                                                                  -----------      -----------
                                                                         (000's Omitted)

       Balance at beginning of period                             $        --      $        47
       Recoveries of amounts previously charged off                        --              (47)
                                                                  -----------      -----------
       Balance at end of period                                   $        --      $        --
                                                                  ===========      ===========

In 2007, the Company issued 40 new commercial loans at the maximum and minimum rates of interest of 6.75% and 6.02% totaling $87,280,000 and 9 loans were purchased from Union Central Mortgage Funding, Inc. (MFI) totaling $12,485,000. No other categories of mortgage loans were issued. Fire insurance is carried on all properties covered by mortgage loans at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings.

At December 31, 2007, the Company held no mortgages with interest more than 180 days overdue. During 2007, 2006 and 2005, the Company did not reduce interest rates on any outstanding mortgages. At December 31, 2007, the Company held no mortgage loans that were converted to loans that require payments of principal or interest be made based upon the cash flows generated by the property serving as collateral for the loans or that have a diminutive payment requirement.

Real estate consists of the home office property, properties held for the production of income and properties held for sale. Accumulated depreciation for real estate was $41,780,000 and $39,488,000 as of December 31, 2007 and 2006,
respectively.

Major categories of net investment income by class of investment are summarized below.

                                                                        Year Ended December 31,
                                                              ------------------------------------------
                                                                 2007            2006           2005
                                                              -----------    -----------     -----------
                                                                            (000's Omitted)
     Income:
       Bonds                                                  $   192,564    $   188,465     $   192,011
       Common stocks in subsidiaries and other
         affiliated investments                                     1,273          2,362           3,708
       Preferred and other common stocks                            9,007          8,236             338
       Mortgage loans                                              38,852         42,669          45,062
       Real estate *                                                8,114          7,431           7,137
       Policy loans                                                 9,469          9,213           8,850
       Short-term investments                                       1,693          1,845             735
       Derivatives                                                  5,943          2,337            (871)
       Other invested assets                                       10,315         11,247          11,900
       Amortization of interest maintenance reserve                 5,040          7,694           9,406
                                                              -----------    -----------     -----------

       Gross investment income                                    282,270        281,499         278,276
                                                              -----------    -----------     -----------
     Expenses:
       Depreciation                                                (2,292)        (2,568)         (2,632)
       Other                                                      (18,313)       (17,420)        (18,791)
                                                              -----------    -----------     -----------

       Total investment expenses                                  (20,605)       (19,988)        (21,423)
                                                              -----------    -----------     -----------
         Net investment income                                $   261,665    $   261,511     $   256,853
                                                              ===========    ===========     ===========

     * Includes amounts for the occupancy of company-owned property of $3,255,000, $3,342,000 and $3,255,000 in 2007, 2006 and 2005,
       respectively.


                    THE UNION CENTRAL LIFE INSURANCE COMPANY

NOTE 3 - REINSURANCE

In the ordinary course of business, the Company assumes and cedes reinsurance with other insurers and reinsurers. These arrangements provide greater diversification of business and limit the maximum net loss potential on large or hazardous risks. These reinsured risks are treated in the financial statements as risks for which the Company is not liable. Accordingly, policy liabilities and accruals, including incurred but not reported claims, are reported in the financial statements net of reinsurance assumed and ceded. A contingent liability exists with respect to the amount of such reinsurance in the event that the reinsuring companies are unable to meet their obligations. Reinsurance of risk does not discharge the primary liability of the Company, the Company remains contingently liable with respect to any reinsurance ceded, and this contingency would become an actual liability in the event that the assuming company becomes unable to meet its obligation under the reinsurance treaty. The Company retains the risk for varying amounts of individual or group insurance written up to a maximum of $2,000,000 on any one life or $5,000 per month disability risk and reinsures the balance.

Reinsurance transactions with other insurance companies are summarized as follows:

                                                             Year Ended December 31, 2007
                                          ------------------------------------------------------------------
                                              Direct           Assumed           (Ceded)            Net
                                          -------------     -------------    -------------     -------------
                                                                    (000's Omitted)

     Life insurance in force              $  47,512,827     $     130,835    $ (26,588,491)    $  21,055,171
                                          =============     =============    =============     =============
     Premiums and other
     considerations:
       Life                               $     381,993     $         331    $     (79,351)    $     302,973
       Annuity                                  544,894                --               --           544,894
       Health                                    93,569             4,186          (24,078)           73,677
                                          -------------     -------------    -------------     -------------

         Total                            $   1,020,456     $       4,517    $    (103,429)    $     921,544
                                          =============     =============    =============     =============

                                                             Year Ended December 31, 2006
                                          ------------------------------------------------------------------
                                              Direct           Assumed           (Ceded)            Net
                                          -------------     -------------    -------------     -------------
                                                                    (000's Omitted)

     Life insurance in force              $  42,069,175     $     113,317    $ (24,414,873)    $  17,767,619
                                          =============     =============    =============     =============
     Premiums and other
     considerations:
       Life                               $     297,772     $         396    $     (70,671)    $     227,497
       Annuity                                  618,026                --               --           618,026
       Health                                    86,095             4,492          (21,542)           69,045
                                          -------------     -------------    -------------     -------------

         Total                            $   1,001,893     $       4,888    $     (92,213)    $     914,568
                                          =============     =============    =============     =============

                                                             Year Ended December 31, 2005
                                          ------------------------------------------------------------------
                                              Direct           Assumed           (Ceded)            Net
                                          -------------     -------------    -------------     -------------
                                                                    (000's Omitted)

     Life insurance in force              $  37,279,746     $     105,461    $ (21,877,347)    $  15,507,860
                                          =============     =============    =============     =============
     Premiums and other
     considerations:
       Life                               $     262,826     $         356    $     (49,321)    $     213,861
       Annuity                                  607,376                --               --           607,376
       Health                                    84,618             4,758          (21,442)           67,934
                                          -------------     -------------    -------------     -------------

         Total                            $     954,820     $       5,114    $     (70,763)    $     889,171
                                          =============     =============    =============     =============

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

Amounts recoverable from reinsurers for paid losses were $12,430,000, $22,808,000 and $7,072,000 at December 31, 2007, 2006 and 2005, respectively, and are included in "Other admitted assets" in the Balance Sheets. Benefits paid or provided were reduced by $5,901,000, $13,624,000 and $18,909,000 at December 31, 2007, 2006 and 2005, respectively, for estimated recoveries under reinsurance treaties. The liabilities for future policy benefits were also reduced due to reinsurance treaties by $352,006,000 and $310,602,000 at December 31, 2007 and 2006, respectively, and are included in "Reserves for life, accident and health policies" in the Balance Sheets.

In 2005, 82% of all Bank Owned Life Insurance (BOLI) policies were assumed by the Security Life of Denver (SLD) and as a result, $6,151,000 of the gain recognized in surplus during 2004 as the result of an indemnity reinsurance transaction was reclassified from "Surplus" to "Other income" in the Statements of Income and Changes in Capital and Surplus in 2005 as statutory accounting rules require any gain or loss as a result of assumption reinsurance transactions to be recognized in income proportionally as policyholders approve the transfer, or at the end of the response period. The $6,151,000 reclassification was composed of an after-tax ceding commission release of negative $1,061,000, an after-tax release of DAC tax reserves of $2,313,000, and an after-tax release of the IMR of $4,899,000. The remaining BOLI policies were recaptured by Union Central during 2005 and will either transfer to other companies through a 1035 exchange program, or will remain with Union Central. As a result of the recapture, Union Central reversed $1,342,000 of the gain recognized through surplus as a result of the indemnity reinsurance agreement.

Neither the Company, nor any of its related parties control, either directly or indirectly, any reinsurers in which the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance.

The Company has not entered into any reinsurance agreements in which the reinsurer may unilaterally cancel any reinsurance for reasons other than nonpayment of premiums or other similar credits. The Company does not have any reinsurance agreements in effect in which the amount of losses paid or accrued through December 31, 2007, 2006 or 2005 would result in a payment to the reinsurer of amounts which, in the aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total direct premiums collected under the reinsured policies.

NOTE 4 - RETROSPECTIVELY RATED CONTRACTS

The Company has no retrospective premium contracts as of December 31, 2007.

NOTE 5 - FEDERAL INCOME TAXES

The components of the net deferred tax asset/(liability) are as follows:

                                                                   December 31, 2007         December 31, 2006
                                                                   -----------------         -----------------
                                                                                 (000's Omitted)
     Total of gross deferred tax assets                              $     116,450             $     110,181
     Total of deferred tax liabilities                                      (4,705)                   (4,031)
                                                                     -------------             -------------

     Net deferred tax assets                                               111,745                   106,150

     Deferred tax assets non-admitted                                      (84,524)                  (80,212)
                                                                     -------------             -------------
     Net admitted deferred tax assets                                $      27,221             $      25,938
                                                                     =============             =============

     Increase in non-admitted deferred tax assets                    $       4,312             $       5,389
                                                                     =============             =============

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

The increase in non-admitted deferred tax assets was included in "Change in non-admitted assets" in the Statements of Income and Changes in Capital and Surplus for the years ended December 31, 2007 and 2006.

The provision for incurred federal income taxes on earnings are:

                                                                                         Year Ended December 31,
                                                                           ----------------------------------------------
                                                                               2007             2006              2005
                                                                           -----------       -----------      -----------
                                                                                           (000's Omitted)
     Federal income tax expense (benefit) on gain from operations          $    (2,871)       $    (3,337)    $      4,199
     Federal income tax benefit on net capital gains (losses)                     (736)            (6,704)          (4,188)
                                                                           -----------        -----------     ------------
     Federal income taxes incurred                                         $    (3,607)       $   (10,041)    $         11
                                                                           ===========        ===========     ============

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows:

                                                                   December 31, 2007         December 31, 2006
                                                                   -----------------         -----------------
                                                                                 (000's Omitted)
     Deferred tax assets:
       Policyholder dividends                                        $       3,979             $       3,983
       Reserves                                                             19,244                    21,813
       Unrealized investment losses                                          8,471                     6,299
       Proxy DAC                                                            42,750                    38,881
       Deferred compensation and benefit liabilities                        26,431                    25,098
       Pension plan                                                            162                        --
       Non-admitted assets                                                   6,811                     6,215
       Other                                                                 8,602                     7,892
                                                                     -------------             -------------
     Total deferred tax assets                                             116,450                   110,181
     Non-admitted deferred tax assets                                      (84,524)                  (80,212)
                                                                     -------------             -------------
     Admitted deferred tax assets                                           31,926                    29,969
                                                                     -------------             -------------

     Deferred tax liabilities:
       Bond discount                                                         3,173                     1,952
       Fixed assets                                                             --                        40
       Partnership interests                                                 1,468                     1,878
       Other                                                                    64                       161
                                                                     -------------             -------------
     Total deferred tax liabilities                                          4,705                     4,031
                                                                     -------------             -------------
     Net admitted deferred tax asset                                 $      27,221             $      25,938
                                                                     =============             =============

The change in the net admitted deferred tax asset was $1,283,000, $4,267,000 and $8,085,000, for the years ended December 31, 2007, 2006 and 2005, respectively.

The change in net deferred income taxes as of December 31 are as follows:

                                                                     2007                  2006                 Change
                                                              ------------------    -----------------     -----------------
                                                                                      (000's Omitted)

Total deferred tax assets                                        $   116,450           $   110,181           $     6,269
Total deferred tax liabilities                                         4,705                 4,031                   674
                                                                 -----------           -----------           -----------
Net deferred tax asset                                               111,745               106,150                 5,595
Tax effect of unrealized gains (losses)                                                                              645
                                                                                                             -----------
Change in net deferred income tax                                                                            $     4,950
                                                                                                             ===========

                                                                     2006                  2005                 Change
                                                              ------------------    -----------------     -----------------
                                                                                      (000's Omitted)

Total deferred tax assets                                        $   110,181           $   105,738           $     4,443
Total deferred tax liabilities                                         4,031                   710                 3,321
                                                                 -----------           -----------           -----------
Net deferred tax asset                                               106,150               105,028                 1,122
Tax effect of unrealized gains (losses)                                                                               --
                                                                                                             -----------
Change in net deferred income tax                                                                            $     1,122
                                                                                                             ===========

                                                                     2005                  2004                 Change
                                                              ------------------    -----------------     -----------------
                                                                                      (000's Omitted)

Total deferred tax assets                                        $   105,738           $   104,394           $     1,344
Total deferred tax liabilities                                           710                 1,440                  (730)
                                                                 -----------           -----------           -----------
Net deferred tax asset                                               105,028               102,954                 2,074
Tax effect of unrealized gains (losses)                                                                               --
                                                                                                             -----------
Change in net deferred income tax                                                                            $     2,074
                                                                                                             ===========

The Company has foreign tax credit carryovers as follows (000's omitted):

                                                                    Year of               Year of
                                                                  Origination           Expiration              Amount
                                                              ------------------    -----------------     -----------------

                                                                     2006                  2016              $      360
                                                                     2007                  2017                     350

The provision for federal income taxes incurred and the change in deferred tax assets and liabilities differs from the result obtained by applying the federal statutory rate to pre-tax net income primarily due to the dividends received deduction, the return to provision adjustment and other adjustments to temporary differences from items recorded directly through surplus.

The amount of federal income taxes incurred in the current and each of the two preceding years, which are available for recoupment in the event of future net losses is $2,236,000.

As a result of the merger (See Note 1 - Nature of Operations and Significant Accounting Policies), the Company's federal income tax return is filed on a stand-alone basis beginning with the 2006 tax year. In prior years, the Company's federal income tax return was consolidated with Summit Investment Partners, Inc., Carillon Investments, Inc., Carillon Marketing Agency, Inc., PRBA, Inc. and Union Central Mortgage Funding, Inc.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

NOTE 6 - RELATED PARTY TRANSACTIONS

The Company transacts business with certain companies that are affiliated through common ownership.

The Company provided facilities and certain data processing, accounting, tax, actuarial, legal, administrative, and executive services to various subsidiaries and affiliates for fees totaling $25,476,000 and $17,903,000 in 2007 and 2006, respectively and received services from affiliates for fees totaling $18,487,000 and $3,893,000 in 2007 and 2006, respectively. The Company paid fees for advisory services to Summit Investment Advisors, Inc. of $3,285,000 in 2007. The Company paid fees for advisory services to Summit Investment Partners, LLC. of $1,798,000, $3,364,000 and $4,476,000 in 2007, 2006 and 2005, respectively.

The Company reported the following amounts due from/(to) the below listed affiliates at December 31, 2007 and 2006 and was recorded in "Other admitted assets" and "Other liabilities" in the Balance Sheets. The terms of the settlement require that these amounts be settled monthly.

                                                                                  December 31,
                                                                           --------------------------
                                                                              2007             2006
                                                                           ---------         --------
                                                                                 (000's Omitted)

         Ameritas Holding Company                                          $  (1,553)        $   (120)
         Ameritas Life Insurance Corp.                                         1,397           (1,422)
         Ameritas Variable Life Insurance Company                                 --              838
         First Ameritas Life Insurance Corp. of New York                          32               51
         Ameritas Investment Corp.                                               220               75
         Acacia Life Insurance Company                                        (1,204)             343
         Acacia Federal Savings Bank                                               5                1
         Carillon Marketing Agency, Inc.                                          --                7
         Calvert Group, Ltd.                                                       8               --
         PRBA, Inc.                                                             (298)            (352)
         Summit Investment Partners, Inc.                                      4,025              198
         Summit Investment Partners, LLC                                          --            1,681
         Union Central Mortgage Funding, Inc.                                     13               58
                                                                           ---------         --------
         Total                                                             $   2,645         $  1,358
                                                                           =========         ========

The Company recorded the following dividends and distributions in the Statements of Income and Changes in Capital and Surplus from its subsidiaries and affiliates in 2007, 2006 and 2005:

                                                                                  Year Ended December 31,
                                                                           -----------------------------------
                                                                              2007         2006         2005
                                                                           ---------    ---------    ---------
                                                                                      (000's Omitted)

Summit Investment Partners, Inc.                                           $   1,798    $   1,141    $   1,385
Summit Investment Partners, LLC                                                   --           --          415
Union Central Mortgage Funding, Inc.                                              --           --        1,255
Bond Fund of Summit Mutual Funds, Inc.                                            87           87           74
Money Market Fund of Summit Mutual Funds, Inc.                                    36           22           --
High Yield Bond Fund of Summit Mutual Funds, Inc.                                825          910          913
Russell 2000 Small Cap Index Portfolio of Summit Mutual Funds, Inc.              114           44           10
S&P 500 Index Portfolio of Summit Mutual Funds, Inc.                              72           54           44
Lehman Aggregate Bond Index Portfolio of Summit Mutual Funds, Inc.                14           10           --
S&P MidCap 400 Index Portfolio of Summit Mutual Funds, Inc.                       65           46           11
EAFE International Index Portfolio of Summit Mutual Funds, Inc.                   60           48           16
                                                                           ---------    ---------    ---------
Total                                                                      $   3,071    $   2,362    $   4,123
                                                                           =========    =========    =========

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

NOTE 7 - COMMITMENTS AND CONTINGENCIES

Leases
The Company leased office space for various field agency offices with lease terms of varying duration from 1 to 8 years. Some of these leases include escalation clauses, which vary with levels of operating expense. Rental expense under these leases totaled $1,908,000, $2,004,000 and $2,169,000 in 2007, 2006 and 2005, respectively. The Company leased equipment through a series of arrangements in 2007, 2006 and 2005. Rental expense under these leases totaled $182,000, $193,000 and $125,000 in 2007, 2006 and 2005, respectively.

At December 31, 2007, the future minimum lease payments for all non-cancelable operating leases are as follows:

                                      Year                       Amount
                                      ----                  ---------------
                                                            (000's Omitted)

                                      2008                    $   1,956
                                      2009                        1,543
                                      2010                        1,467
                                      2011                        1,330
                                      2012                          516
                                After 2012                          528
                                                              ---------
                                     Total                    $   7,340
                                                              =========

Other Commitments
At December 31, 2007, the Company had outstanding agreements to fund mortgages totaling $12,034,000 in 2008. In addition, the Company has committed to invest $5,079,000 in equity-type limited partnerships during the years 2008 to 2012, $2,000,000 in private placements and $72,000 in common stock in 2008. These transactions are in the normal course of business for the Company.

In 2007 and 2006, Union Central Mortgage Funding, Inc. (MFI) entered into line of credit agreements with banks to facilitate the origination of commercial mortgage loans. In the remote circumstance that MFI is unable to fully payoff amounts due under the lines of credit, the Company is liable. The Company has committed to purchase any loans that are in the line of credit facility for more than 364 days. As of December 31, 2006, $9,150,000, was outstanding under the line of credit agreements and $40,850,000 was unused under the agreements. MFI closed the line of credit agreements during 2007.

In 2000, the Company commenced the development of a 123-acre business park (the
Park), which included the installation of infrastructure and a roadway. To fund the cost of the infrastructure and roadway, the municipality in which the Park is located issued $2,800,000 of municipal bonds. The municipal bonds will be paid off through tax increment financing (TIF). TIF is an economic development tool that allows a local government to use increases in real property tax revenues to finance public infrastructure improvements. Thus, the development of the Park will result in increased real property tax revenues, which will be directed to pay off the municipal bonds. If increases in real property tax revenues from the Park are not sufficient to service the municipal bonds, the Company must fund any shortage. Based upon current projections, the Company anticipates the increased property tax revenues will be sufficient to fully service the municipal bonds. The maximum potential exposure to the Company is $2,800,000.

Litigation
In the normal course of business, the Company is party to various claims and litigation primarily arising from claims made under insurance policies and contracts. Those actions are considered by the Company in estimating the policy and contract liabilities. The Company's management believes that the resolution of those actions will not have a material adverse effect on the Company's financial position or results of operations.

There were no claims (per claim or claimant) where amounts were paid to settle related extra contractual obligations or bad faith claims resulting from lawsuits during 2007.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

Guaranty Fund Assessments
As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in life and health guaranty funds. Member companies are subject to assessments each year based on life, health or annuity premiums collected in the state. In some states these assessments may be applied against premium taxes. For 2007, 2006 and 2005, the charge to operations related to these assessments was not significant. The estimated liability of $1,864,000 and $1,572,000 at December 31, 2007, 2006, respectively, was based on data provided by the National Organization of Life & Health Guaranty Associations and is included in "Other liabilities" in the Balance Sheets. At December 31, 2007 and 2006, the Company had a receivable of $1,104,000 and $810,000, respectively, for amounts recoverable against premium taxes.

Preoperating Research and Development Costs
Preoperating research and development costs associated with product and systems development were charged to expense and totaled $8,722,000, $8,450,000 and $7,913,000 in 2007, 2006 and 2005, respectively. Preoperating research and development costs are included in "Accrued commissions, expenses and taxes" in the Balance Sheets.

Closed Block
When a closed block is formed, a projection is developed that represents the cash flows expected to be generated from the assets and liabilities included in the closed block over the life of the closed block. Based on that projection, the periodic expected changes in the net closed block liabilities is derived (glidepath). Cumulative actual closed block earnings in excess of the cumulative expected earnings based on the glidepath will result in additional future dividends to closed block policyholders, unless otherwise offset by less favorable than expected future performance of the closed block.

Union Central has a Closed Block memorandum agreement, which requires dividend protection for policyholders within the Closed Block. Because of this agreement, cumulative actual Closed Block earnings in excess of the cumulative expected earnings based on the glidepath do not inure to stockholders and are recorded as a contingent liability. The Company recorded a $1,387,000 and $2,095,000 contingent liability at December 31, 2007 and 2006, respectively, related to performance in its Closed Block. The amounts were recorded in "Benefits and dividends" in the Statements of Income and Changes in Capital and Surplus and "Other liabilities" in the Balance Sheets.

NOTE 8 - ANNUITY RESERVES

The Company's annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                        December 31, 2007               December 31, 2006
                                                                  -------------------------        -------------------------
                                                                     Amount         Percent           Amount         Percent
                                                                  -----------     ---------        -----------     ---------
                                                                         (000's Omitted)                 (000's Omitted)

Subject to discretionary withdrawal (with adjustment):
     With fair value adjustment                                   $   133,832          3.00%       $   149,137          3.37%
     At book value less surrender charge                              318,723          7.16            322,187          7.27
     At fair value                                                  2,458,754         55.19          2,363,562         53.36
                                                                  -----------     ---------        -----------     ---------

     Total                                                          2,911,309         65.35%         2,834,886         64.00%

Subject to discretionary withdrawal (without adjustment):
     At book value with minimal or no charge
         or adjustment                                              1,387,223         31.14%         1,432,690         32.35%
Not subject to discretionary withdrawal                               156,481          3.51            161,850          3.65
                                                                  -----------     ---------        -----------     ---------

Total annuity reserves and deposit fund
     liabilities *                                                $ 4,455,013        100.00%       $ 4,429,426        100.00%
                                                                  ===========     =========        ===========     =========

* Includes: Deposit funds ($129,052) and ($123,836); annuities and supplementary contracts with life contingencies ($1,867,207) and ($1,942,028) included in "Reserves for life, accident and health policies"; and annuities reported in "Separate account liabilities" ($2,458,754) and ($2,363,562) in the Balance Sheets at December 31, 2007 and 2006, respectively.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

NOTE 9 - SURPLUS NOTES

On November 1, 1996, Union Central issued $50,000,000 of 8.20% Notes. These Notes mature on November 1, 2026 and may not be redeemed prior to maturity. The Notes are unsecured and subordinated to all present and future policy claims, prior claims and senior indebtedness. Subject to prior written approval of the Superintendent of the Ohio Insurance Department, these Notes will pay interest semi-annually on May 1 and November 1. In accordance with Ohio Insurance Department Regulations, interest cannot be accrued until written approval has been received. Interest totaling $4,100,000 was paid in 2007, 2006 and 2005. The carrying amount of the Notes totaling $49,836,000, $49,827,000 and $49,819,000 at December 31, 2007, 2006 and 2005, respectively, (face value of $50,000,000 less unamortized discount of $164,000, $173,000 and $181,000 in 2007, 2006 and
2005, respectively) was recorded in capital and surplus.

NOTE 10 - EMPLOYEE BENEFITS

The Company has pension plans covering substantially all of its employees. Pension funding was determined according to regulations as specified by the Employee Retirement Income Security Act of 1974 (ERISA) and subsequent amendments. Benefits are based on the average of the employee's compensation over their career. In addition to pension benefits, the Company provides certain health care and life insurance benefits for its eligible retired employees ("Other Postretirement Benefits"). Substantially all of the Company's employees may become eligible for these benefits if they reach normal retirement age while working for the Company.

During 2006, the Company offered qualified employees the option to either remain in the defined benefit plan, or to transfer to a defined contribution plan effective January 1, 2007 (Choice Program). In connection with the Choice Program, the Plan was closed to new employees effective January 1, 2006.

As a result of the Choice Program, the Company recognized a plan curtailment of $1,855,000 at December 31, 2006, which reduced its accrued pension liability and net periodic pension cost.

During 2005, the Company offered an early retirement benefit to employees. In 2005, the Company recognized the total expense of the program, which resulted in a $9,891,000 decrease in net income in the Statements of Income and Changes in Capital and Surplus. $8,057,000 of the expense was associated with the pension plan and $1,834,000 was associated with other postretirement benefits.

The measurement date for the Company's pension benefits was December 31. The measurement date for Other Postretirement Benefits was September 30. A summary of the assets, obligations and assumptions are as follows:

                                                                                                           Other
                                                                Pension                               Postretirement
                                                               Benefits                                  Benefits
                                                 -------------------------------------    --------------------------------------
                                                    2007         2006          2005           2007         2006         2005
                                                 -----------  -----------  -----------    -----------   -----------  -----------
                                                                                 (000's Omitted)
   Change in projected benefit obligation:
     Projected benefit obligation at
       beginning of year                         $   171,477  $   164,923  $   140,618    $    19,364   $    19,478  $    18,873
     Service cost                                      3,396        5,147        4,601          1,500         1,711        1,066
     Interest cost                                    10,003        9,318        8,855          1,055         1,058        1,092
     Plan participants' contributions                     --           --           --            472           386          374
     Actuarial (gain)/loss                            (5,269)         (14)      10,621         (2,374)         (847)      (2,131)
     Benefits paid                                    (9,309)      (8,106)      (7,028)        (2,933)       (2,422)      (2,173)
     Plan amendments                                      --          570           --             37            --           --
     Curtailments                                         --         (361)      (1,016)            --            --        1,731
     Special termination benefits                         --           --        8,272             --            --          646
                                                 -----------  -----------  -----------    -----------   -----------  -----------
     Projected benefit obligation at end of year $   170,298  $   171,477  $   164,923    $    17,121   $    19,364  $    19,478
                                                 ===========  ===========  ===========    ===========   ===========  ===========


                    THE UNION CENTRAL LIFE INSURANCE COMPANY

                                                                                                           Other
                                                                Pension                               Postretirement
                                                               Benefits                                  Benefits
                                                 -------------------------------------    --------------------------------------
                                                    2007         2006          2005           2007         2006         2005
                                                 -----------  -----------  -----------    -----------   -----------  -----------
                                                                                 (000's Omitted)
   Change in plan assets:
     Fair value of plan assets at beginning
       of year                                   $   155,409  $   143,103  $   109,540    $    13,616   $    12,266  $    10,278
     Actual return on plan assets                      7,278       16,445        6,227          2,322         1,886        1,461
     Employer contributions                               --        3,000       33,417          1,500         1,500        2,325
     Plan participants' contributions                     --           --           --            472           386          374
     Benefits and administrative expenses paid        (8,249)      (7,139)      (6,081)        (2,933)       (2,422)      (2,172)
                                                 -----------  -----------  -----------    -----------   -----------  -----------
     Fair value of plan assets at end of year    $   154,438  $   155,409  $   143,103    $    14,977   $    13,616  $    12,266
                                                 ===========  ===========  ===========    ===========   ===========  ===========

   Funded status:
     Unamortized prior service cost              $    (3,975) $    (4,246) $    (7,513)   $         5   $        22  $        76
     Unrecognized net (gain)/loss                $    45,904  $    48,083  $    56,693    $    (7,190)  $    (3,761) $    (2,123)
     Prepaid assets/(accrued liabilities)        $    26,068  $    27,769  $    27,359    $    (9,329)  $    (9,287) $    (9,259)
     Intangible asset                            $        --  $       110  $        --    $        --   $        --  $        --

   Projected benefit obligation
     for non-vested employees                    $     1,062  $       979  $     1,784    $        --   $        --  $        --

   Accumulated benefit obligation
     for non-vested employees                    $       989  $       865  $     1,582    $     6,461   $     7,081  $     6,614

   Accumulated benefit obligation
     for vested employees                        $   167,507  $   167,622  $   161,592    $    17,121   $    19,364  $    19,478

   Components of net periodic benefit cost:
     Service cost                                $     3,396  $     5,147  $     4,601    $     1,500   $     1,711  $     1,066
     Interest cost                                    10,003        9,318        8,855          1,055         1,058        1,092
     Expected return on plan assets                  (12,853)     (11,905)     (10,139)        (1,128)       (1,007)        (939)
     Amount of recognized (gains)/losses               2,857        3,694        3,255           (139)          (89)         (60)
     Amount of prior service cost recognized            (642)        (842)        (913)            54            54           55
     Plan curtailment                                     --       (1,855)          --             --            --           --
                                                 -----------  -----------  -----------    -----------   -----------  -----------
     Total net periodic benefit cost             $     2,761  $     3,557  $     5,659    $     1,342   $     1,727  $     1,214
                                                 ===========  ===========  ===========    ===========   ===========  ===========

   Weighted average assumptions:
     Discount rate for benefit obligation             6.25%         6.00%        5.75%          6.25%        5.75%        5.75%
     Discount rate for net periodic benefit cost      6.00%         5.75%        6.00%          5.75%        5.75%        6.00%
     Expected compensation increase for
       benefit obligation                             4.00%         4.00%        3.50%          4.00%        4.00%        3.50%
     Expected compensation increase for
       net periodic benefit cost                      4.00%         3.50%        3.00%          4.00%        3.50%        3.00%
     Expected return on plan assets                   8.50%         8.50%        8.50%          8.50%        8.50%        8.50%


                    THE UNION CENTRAL LIFE INSURANCE COMPANY

Future expected pension benefit payments are as follows:

                                   Year                 Amount
                                   ----             ---------------
                                                    (000's Omitted)
                                   2008                $ 9,686
                                   2009                  9,863
                                   2010                 10,090
                                   2011                 10,503
                                   2012                 10,678
                                 2013-2017              58,170

A minimum pension liability adjustment is recognized when the actuarial present value of accumulated benefits exceeds plan assets and accrued pension liabilities. The required minimum liability as of December 31, 2007 and 2006 was $6,462,000 and $6,944,000, respectively, which reduced surplus. The change in the minimum liability adjustment resulted in an increase (decrease) to surplus of $482,000, $38,905,000 and $(10,070,000) during 2007, 2006 and 2005, respectively.

Total net periodic benefit cost was recorded in "Operating expenses and commissions" in the Statements of Income and Changes in Capital and Surplus for the years ended December 31, 2007, 2006 and 2005.

Plan assets of the pension and other postretirement benefit plans are composed of affiliated and unaffiliated mutual funds and a portfolio of actively managed equity securities. As of their respective measurement dates in 2007 and 2006, $124,755,000 and $125,766,000 was invested in affiliated mutual funds.

The expected long-term rate of return for the Company's benefit plans is currently 8.5%. In developing this assumption, the Company periodically monitors investment yields on the assets in the plans to determine if the current expected rate of return is reasonable given the current investment performance. Historical and projected returns are also reviewed for appropriateness of the selected assumption. The Company believes its assumption of future returns is reasonable.

The primary investment objectives of the Company's benefit plans are to provide sufficient assets and liquidity to meet the distribution requirements of the Plans through capital appreciation of the Plans' assets and levelized funding. To accomplish this objective, pension plan assets are invested in affiliated and unaffiliated mutual funds and assets of the Other Postretirement Benefit Plans are invested in a diversified pool of equity securities, affiliated mutual funds and cash. The Company's investment strategy for the pension plan is generally a target investment mix of 60% equities and 40% bonds. The Company's investment strategy for Other Postretirement Benefit Plans is a target investment allocation consisting primarily of equities with the remainder in bonds and cash. The actual allocation of plan assets by investment category for the year ended December 31, 2007 and 2006 are as follows:

                                                                                            Other
                                                         Pension                        Postretirement
                                                        Benefits                           Benefits
                                             -------------------------------    -------------------------------
                                                  2007             2006              2007             2006
                                             -------------     -------------    -------------     -------------
Equity securities:
   Domestic equities                                51.0%            51.0%            80.9%             77.9%
   Foreign equities                                  9.0              9.0             13.2              14.2
Bonds                                               40.0             40.0              4.5               5.0
Cash                                                  --               --              1.4               2.9
                                               ----------        ---------        ----------        ---------
Total                                              100.0%           100.0%           100.0%            100.0%
                                               ==========        =========        ==========        =========

The Company's current funding strategy for its benefit plans is to fund an amount at least equal to the minimum required funding as determined under ERISA with consideration of factors such as the minimum pension liability requirement for Pension Benefits and the maximum tax deductible amounts for both Pension Benefits and Other Postretirement Benefits. The ultimate amount of the Company's funding may be adjusted based on changes in the fair value of plan assets and changes in related assumptions. For the year ended December 31, 2007, the Company does not expect any required contributions under ERISA for the Pension Plans and will fund Other Postretirement Benefits Plans to meet their liquidity needs.

The health care cost trend rate was 10.3% graded to 5.0% over 6 years for 2007. The health care cost trend rate assumption has an insignificant effect on the postretirement benefit obligation, the interest cost and estimated eligibility cost components of the net periodic postretirement benefit cost as of and for the year ended December 31, 2007.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

In 2005, the Company adjusted its projection of the liability for Other Postretirement Benefits to consider the impact of the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the Act) as the Company concluded that its prescription drug benefits were actuarially equivalent to Medicare Part D under the Act. At December 31, 2007 and 2006, the Company recorded a receivable for a subsidy of $54,000 and $300,000, respectively, under the Act which was recorded in "Other admitted assets" in the Balance Sheets. The Company's gross benefit payments for 2007 were $1,936,000 including the prescription drug benefit and estimates future payments to be approximately $1,700,000 annually. The Company's subsidy related to the Act of 2003 was $256,000 for 2007 and estimates future subsidies to be between approximately $228,000 and $297,000 annually.

The expected benefit payments and the gross amount of anticipated subsidy receipts are noted below:

                                  Before            Expected
                                 Medicare           Medicare
                                  Part D             Part D               Net
              Year              Subsidies           Subsidies          Payments
            ----------          ---------         -----------          --------
              2008              $ 1,754           $     228             $ 1,526
              2009                1,744                 247               1,497
              2010                1,726                 263               1,463
              2011                1,736                 276               1,460
              2012                1,714                 297               1,417
            2013-2017             8,857               1,839               7,018

Future expected life insurance benefit payments are as follows:

                         Year             Amount
                         ----         ---------------
                                      (000's Omitted)
                         2008     $        326
                         2009              330
                         2010              337
                         2011              337
                         2012              338
                       2013-2017         1,861


The Company has two contributory savings plans for home office employees and agents meeting certain service requirements which qualify under Section 401(k) of the Internal Revenue Code. These plans allow eligible employees to contribute up to certain prescribed limits of their pre-tax compensation. The Company will match 50% of the first 6% of participants' contributions for the Employees Savings Plan and the Agents Savings Plan. The Company's matching contributions to these plans were $2,916,000, $1,945,000 and $1,943,000 for 2007, 2006 and
2005, respectively. The value of the plans' assets were $124,640,000 and $112,215,000 at December 31, 2007 and 2006, respectively. The assets are held in the deposit fund or under the separate accounts of a group annuity policy. At December 31, 2007 and 2006, $40,199,000 and $35,350,000, respectively, was invested in affiliated mutual funds.

On January 1, 2008 the Employees Savings Plan was merged into the Ameritas Acacia Retirement FOCUS Savings Plan. The combined Plan was named the UNIFI 401(k) Retirement Plan. The Union Central investment contracts were surrendered in early January and the assets of $87,848,000 were transferred to the combined plan.

NOTE 11 - FAIR VALUES OF FINANCIAL INSTRUMENTS

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

     Policy loans: The fair values for policy loans are estimated using discounted cash flow analysis at interest rates currently offered for similar loans. Policy loans with similar characteristics are aggregated for purposes of the calculations. In 2007, the carrying value of policy loans was $151,856,000 and the fair value was estimated at $156,547,000. In 2006, the carrying amounts reported in the Balance Sheets for these instruments approximate their fair values.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

     Cash and short-term investments, other invested assets, and investment
     ----------------------------------------------------------------------
     income due and accrued: The carrying amounts reported in the Balance Sheets
     -----------------------
     for these instruments approximate their fair values due to the short maturity of these investments.

     Investment securities: For publicly traded securities, fair value is
     ----------------------
     determined using an independent pricing source. For securities without a readily ascertainable fair value, the value has been determined using an interest rate spread matrix based upon quality, weighted average maturity and U.S. Treasury yields. The fair value of common stock is determined using prices from and independent pricing source. The fair values of common stock in Company sponsored mutual funds are based on quoted market prices and are recognized in the Balance Sheets.

     Mortgage loans: The fair values for commercial mortgage loans are estimated
     ---------------
     using discounted cash flow analysis using interest rates currently being offered for similar loans to borrowers with similar credit ratings in comparison with actual interest rates and maturity dates. Fair values for mortgages with potential loan losses are based on discounted cash flow analysis of the underlying properties.

     Investment contracts: Fair values for the Company's liabilities under
     ---------------------
     investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

     Separate account assets and liabilities: Fair values of the separate
     ----------------------------------------
     account assets are based upon net asset values provided by the fund managers. Separate account liabilities are carried at the fair value of the underlying assets. The separate account assets and liabilities are both carried at fair value in the Balance Sheets.

The carrying amounts and fair values of the Company's mortgage loans are summarized as follows:

                                                      December 31, 2007              December 31, 2006
                                                 --------------------------     --------------------------
                                                  Carrying          Fair         Carrying         Fair
                                                   Amount           Value         Amount          Value
                                                 -----------    -----------     ----------     -----------
                                                                     (000's Omitted)
         Commercial mortgage loans               $   536,801    $   558,384     $  501,750     $   515,000
                                                 ===========    ===========     ==========     ===========

The carrying amounts and fair values of the Company's liabilities for investment-type insurance contracts (deposit funds) are as follows:

                                                      December 31, 2007              December 31, 2006
                                                 --------------------------     --------------------------
                                                  Carrying          Fair         Carrying         Fair
                                                   Amount           Value         Amount          Value
                                                 -----------    -----------     ----------     -----------
                                                                      (000's Omitted)

         Direct access                           $    77,671    $    77,671     $   69,815     $    69,815
         Traditional annuities                        39,026         40,322         40,340          41,241
         Supplementary contracts                       6,482          6,518          7,470           7,499
         GPA not involving life                          108            118            184             198
         Dividend accumulations                        5,407          5,407          5,542           5,542
         Premium deposit funds                           358            358            485             485
                                                 -----------    -----------     ----------     -----------
         Total                                   $   129,052    $   130,394     $  123,836     $   124,780
                                                 ===========    ===========     ==========     ===========

The Company's other insurance contracts are excluded from disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. Additional data with respect to fair value of the Company's investments is disclosed in Note 2.

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

NOTE 12 - LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES

Activity in the liability for unpaid accident and health claims and claim adjustment expense (net of reinsurance) is summarized as follows:

                                                                               December 31,
                                                                ------------------------------------------
                                                                    2007           2006           2005
                                                                -----------     ----------     -----------
                                                                              (000's Omitted)
      Balance as of January 1, net of reinsurance
      recoverables of $2,686, $2,185 and $800                   $   169,778     $  161,297     $   156,410

      Incurred related to:
         Current year                                                33,096         32,835          30,127
         Prior years                                                  6,237          7,203           6,281
                                                                -----------     ----------     -----------
      Total incurred                                                 39,333         40,038          36,408
                                                                -----------     ----------     -----------

      Paid related to:
         Current year                                                 2,969          5,498           4,414
         Prior years                                                 29,809         26,059          27,107
                                                                -----------     ----------     -----------
      Total paid                                                     32,778         31,557          31,521
                                                                -----------     ----------     -----------

      Balance as of December 31, net of reinsurance
         recoverables of $2,527, $2,686 and $2,185              $   176,333     $  169,778     $   161,297
                                                                ===========     ==========     ===========

As a result of changes in estimates of insured events in prior years, the provision for claims and claim adjustment expenses increased by $6,237,000, $7,203,000 and $6,281,000 in 2007, 2006 and 2005, respectively. Amounts related to incurred claims associated with prior years' resulted from prior year claims being settled for amounts greater than originally estimated.

NOTE 13 - PREMIUMS AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums and annuity considerations at December 31 were as follows:

                                              2007                             2006                             2005
                                 -----------------------------    -----------------------------    -----------------------------
                                                    Net of                           Net of                           Net of
                                      Gross         Loading            Gross         Loading            Gross         Loading
                                 --------------  -------------    --------------  -------------    -------------   -------------
                                                                           (000's Omitted)
      Ordinary new business      $        7,592  $       2,217    $        5,439  $       1,327    $       6,120   $       1,459
      Ordinary renewal                   24,906         28,557            21,968         24,610           13,223          15,358
                                 --------------  -------------    --------------  -------------    -------------   -------------
      Total                      $       32,498  $      30,774    $       27,407  $      25,937    $      19,343   $      16,817
                                 ==============  =============    ==============  =============    =============   =============



                    THE UNION CENTRAL LIFE INSURANCE COMPANY

NOTE 14 - SEPARATE ACCOUNTS

Separate accounts held by the Company represent funds that support group annuities, variable annuities and variable universal life policies. The assets and liabilities are carried at fair value. Information regarding the separate accounts of the Company follows:

                                                                                        Non Guaranteed Separate Accounts
                                                                                ------------------------------------------------
                                                                                    2007              2006             2005
                                                                                -------------    -------------     -------------
                                                                                                 (000's Omitted)
         For the year ended December 31:
         Premiums, considerations or deposits                                   $     427,184    $     445,617     $     436,797

         At December 31:
         Reserves by valuation basis
             For accounts with assets at:
             Fair value                                                         $   2,605,096    $   2,490,967     $   2,228,258
                                                                                -------------    -------------     -------------

         Reserves subject to discretionary withdrawal:
             At fair value                                                      $   2,605,096    $   2,490,967     $   2,228,258
                                                                                -------------    -------------     -------------

         Total included in "Separate account liabilities" in the
             Balance Sheet                                                      $   2,605,096    $   2,490,967     $   2,228,258
                                                                                =============    =============     =============

         Following is a reconciliation of net transfers to (from) the Separate
Accounts:

                                                                                           For Year Ended December 31,
                                                                                ------------------------------------------------
                                                                                    2007              2006             2005
                                                                                -------------    -------------     -------------
                                                                                                 (000's Omitted)

         Transfers as reported in the Statements of Income and Changes in
             Surplus of the Separate Accounts Statement:
             Transfers to the Separate Accounts                                 $     427,184    $     445,617     $     436,797
             Transfers from the Separate Accounts                                     461,858          437,155           387,900
                                                                                -------------    -------------     -------------
         Net transfers to (from) the Separate Accounts                                (34,674)           8,462            48,897

         Reconciling adjustments:

             Charges for investment management,
               administration, and contract guarantees                                 29,109           26,236            23,504
             Other items, net                                                         (11,224)          (9,592)           (7,599)
                                                                                -------------    -------------     -------------

         Net transfers to (from) Separate Accounts in the Statements of
             Income and Changes in Capital and Surplus of the Company
               (included in Provision for future benefits)                      $     (16,789)   $      25,106     $      64,802
                                                                                =============    =============     =============

NOTE 15 - MANAGING GENERAL AGENTS AND THIRD-PARTY ADMINISTRATORS

The Company writes direct premium through certain third-party administrators
(TPA). The total amount of direct premium written through TPAs was $87,613,000, $87,569,000 and $107,025,000 for the years ended December 31, 2007, 2006 and
2005. The following TPA wrote direct premium in excess of 5% of statutory surplus:

                                                                     Types of              Type of           Total Direct
         Third Party              FEIN          Exclusive            Business             Authority        Premiums Written/
        Administrator            Number         Contract              Written              Granted            Produced By
---------------------------  -------------  ----------------  ----------------------  ---------------   ----------------------
Tax Favored Benefits           48-1138820          No             Group Annuity,              U               $73,820,000
4801 West 110th Street                                           Ordinary Life, &
Overland Park, KS  66211                                        Accident and Health

                    THE UNION CENTRAL LIFE INSURANCE COMPANY

NOTE 16 - RECONCILIATION OF STATUTORY TO GAAP

A reconciliation of net income and capital and surplus of the Company as determined in accordance with statutory accounting practices to amounts determined in accordance with GAAP is as follows:

                                                        Net Income                                      Surplus
                                                  Year ended December 31,                            December 31,
                                        ------------------------------------------    ------------------------------------------
                                           2007            2006           2005            2007           2006           2005
                                        -----------    -----------     -----------    -----------    -----------     -----------
                                                                             (000's Omitted)
         Statutory-basis amounts        $      (105)   $    (9,075)    $    18,331    $   321,059    $   327,083     $   336,939
         Add (deduct) adjustments:
           Investments                      (23,080)         8,945         (10,047)       (22,455)        12,579          36,964
           Deferred acquisition costs        74,489         26,415          29,103        568,615        482,228         392,070
           Non-admitted assets                   --             --              --        148,135        147,487         104,265
           Insurance reserves               (15,173)        24,458          (9,325)      (156,437)      (139,935)       (117,184)
           Pension liability                   (525)           722            (323)       (35,799)         1,976          (1,582)
           Federal income taxes              (7,807)       (17,302)         (9,768)      (152,622)      (143,867)       (101,369)
           Net income of subsidiaries        (1,987)           127             594             --             --              --
           Surplus notes                          9              9               9        (49,836)       (49,827)        (49,819)
           Other, net                        (5,137)        (5,252)           (593)         1,546          2,442             812
                                        -----------    -----------     -----------    -----------    -----------     -----------

         GAAP basis amounts             $    20,684    $    29,047     $    17,981    $   622,206    $   640,166     $   601,096
                                        ===========    ===========     ===========    ===========    ===========     ===========

NOTE 17 - SURPLUS

Unassigned surplus represents the undistributed and unappropriated amount of surplus at the statement date. The cumulative effect related to the portion of unassigned surplus represented or reduced by each of the following items as of December 31:

                                                           2007             2006              2005
                                                      --------------    -------------    --------------
                                                                               (000's Omitted)
         Unrealized gains on investments              $        7,256    $      16,213    $        1,888
         Nonadmitted asset values                           (148,135)        (147,487)         (104,265)
         Asset valuation reserves                            (37,131)         (36,242)          (27,106)


CARILLON LIFE ACCOUNT
PART C: OTHER INFORMATION

Item 26.  Exhibits

a.    Resolution Establishing Carillon Life Account (1)
b.    Custodian Agreements - None
c.    Form of Underwriting Agreement (2)
d.(1) Specimen of Policy (3)
  (2) Riders and Endorsements (3)
e.    Form of Application for Policy (3)
f.(1) Depositor's Articles of Incorporation (1)
  (2) Depositor's Code of
      Regulations (By-Laws) (1)
g.    Forms of Reinsurance Contracts (4)
h.    Forms of Participation Agreements:
          AIM Variable Insurance Funds (5)
          Alger American Fund (4)
          American Century Variable Portfolios, Inc. (6)
          Calvert Variable Series, Inc. (7,8)
          DWS Scudder (6)
          Fidelity Variable Insurance Products Trust (7)
          Franklin Templeton Variable Insurance Products Trust (5)
          MFS Variable Insurance Trust (6)
          Neuberger Berman Advisors Management Trust (9)
          Oppenheimer Variable Account Funds (9)
          Seligman Portfolios, Inc. (4)
          Summit Mutual Funds, Inc. (7)
          T. Rowe Price Equity Series, Inc. (1)
          Third Avenue Variable Series Trust (7,10)
          Universal Institutional Funds, Inc. (4)
i.    Administrative Contracts - None
j.    Other Material Contracts - None
k.    Opinion and Consent of Counsel
l.    Actuarial Opinion as to Illustrations - Not Applicable.
m.    Sample Calculations for Illustrations (3)
n. Consents of Independent Auditors and Independent Registered Public Accounting Firms
o.    Omitted Financial Statements - None
p.    Initial Capital Agreements - None
q.    Memorandum on Rule 6e-3(T)(b)(12)(iii)(11)
r.    Powers of Attorney

1 Incorporated by reference to Carillon Life Account Form N-6 Post-Effective Amendment No. 7 to Registration Statement No. 333-116386 filed on February 27, 2008, EX-99.A, EX-99.F, EX-99.H, EX-24.
2 Incorporated by reference to Carillon Account Form N-4 Post-Effective Amendment No. 5 to Registration No. 333-110336, filed on February 27, 2007, EX-99.A3A, EX-99.H.
3 Incorporated by reference to Carillon Account Form N-4 Post-Effective Amendment No. 6 to Registration No. 333-110336, filed on April 19, 2007, EX-99.C, EX-99.D, EX-99.E, EX-99.M.
4 Incorporated by reference to Carillon Life Account Form N-6 Post-Effective Amendment No. 12 to Registration Statement No. 33-94858 filed on May 1, 2003, EX-99.G, EX-99.H.
5 Incorporated by reference to Carillon Life Account Form S-6 Pre-Effective Amendment No. 1 to Registration No. 333-36220, filed July 25, 2000, EX-99 6, 7.
6 Incorporated by reference to Carillon Life Account Form S-6 Pre-Effective Amendment No. 1 to Registration No. 33-94858, filed on November 30, 1995,
     Exhibit 1.A (9)(a), (b) and (c).
7 Incorporated by reference to Carillon Account Form N-4 Post-Effective Amendment No. 6 to Registration No. 333-110336, filed on April 19, 2007, EX-99.
8 Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form S-6 Post-Effective Amendment No. 1 for Registration No. 333-76359, filed on March 1, 2000, EX-99.1(8)(D).
9 Incorporated by reference to Carillon Life Account Form N-6 Post-Effective Amendment No. 5 to Registration No. 33-94858, filed on April 26, 2005, EX-99.H.
10 Incorporated by reference to Ameritas Life Insurance Corp. Separate Account LLVL Form S-6 Post-Effective Amendment No. 2 for Registration No. 333-76359, filed on March 13, 2001, EX-99.8I.
11. Incorporated by reference to Carillon Life Account Form S-6 initial filing for Registration No. 33-94858, filed on November 30, 1995, EX-99.17.

Item 27.  Directors and Officers of The Union Central Life Insurance Company

Set forth below is a list of the directors and executive officers of The Union Central Life Insurance Company and the position held with the Company by each person.

         Name and Principal                          Position and Offices
         Business Address                            with Depositor
         ----------------                            ---------------
         John H. Jacobs*                             Director, Chairman of the Board
         Gary T. Huffman*                            Director, President and Chief Executive Officer
         James M. Anderson*                          Director
         Michael S. Cambron*                         Director
         Michael A. Fisher*                          Director
         Francis V. Mastrianna, Ph.D.*               Director
         Thomas E. Petry*                            Director
         Larry R. Pike*                              Director
         Myrtis H. Powell, Ph.D.*                    Director
         Dudley S. Taft*                             Director
         John M. Tew, Jr., M.D.*                     Director
         Robert C. Barth**                           Senior Vice President and Chief Accounting Officer
         Jan M. Connolly**                           Senior Vice President & Assistant Secretary
         Nancy A. Dalessio**                         Senior Vice President & Chief Information Officer
         Arnold D. Henkel**                          Senior Vice President, Individual Distribution
         Dale D. Johnson*                            Senior Vice President and Corporate Actuary
         Robert P. Kocher**                          Senior Vice President, Strategic Thinking
         William W. Lester**                         Senior Vice President, Investments
         John M. Lucas*                              Second Vice President, Associate Counsel and Secretary
         Lisa A. Mullen*                             Senior Vice President
         Kevin W. O'Toole*                           Senior Vice President
         Robert-John H. Sands***                     Senior Vice President
         Janet L. Schmidt***                         Senior Vice President, Human Resources
         Steven R. Sutermeister*                     Senior Vice President, Investments
         Steven J. Valerius*                         Senior Vice President

* Principal Business Address: The Union Central Life Insurance Company, 1876 Waycross Road, Cincinnati, Ohio 45240.
** Principal business address: Ameritas Life Insurance Corp, 5900 "O" Street, Lincoln, Nebraska 68510.
*** Principal business address: Acacia Life Insurance Company, 7315 Wisconsin Avenue, 10th floor, West Tower, Bethesda, MD 20814.

Item 28. Persons Controlled by or Under Common Control with The Union Central Life Insurance Company or Carillon Life Account include:


Name of Corporation (state where organized)                            Principal Business

UNIFI Mutual Holding Company (NE)......................................mutual insurance holding company
     Ameritas Holding Company (NE).....................................stock insurance holding company


         Acacia Life Insurance Company (DC)............................life insurance company
              Acacia Financial Corporation (MD)........................holding company
                  Acacia Federal Savings Bank (DE).....................federally chartered bank
                      Acacia Service Corp. (VA)........................deposit solicitation
                  Calvert Group, Ltd. (DE).............................holding company
                      Calvert Asset Management Company (DE)............asset management services
                      Calvert Shareholder Services, Inc. (DE)..........administrative services
                      Calvert Administrative Services Company (DE).....administrative services
                      Calvert Distributors, Inc. (DE)..................broker-dealer

         Ameritas Life Insurance Corp. (NE)............................life/health insurance company
              Ameritas Investment Corp. (NE)...........................securities broker dealer and investment adviser owned by
                                                                       Ameritas Life Insurance Corp. (80%) and Centralife Annuities
                                                                       Service, Inc. (20%)
              First Ameritas Life Insurance Corp. of New York (NY).....life insurance company
              Life Re Insurance Company (TX)...........................life insurance company
              Pathmark Administrators, Inc. (NE).......................third-party administrator of dental and eye care insurance plans


         The Union Central Life Insurance Company (OH).................stock life insurance company
              Union Central Mortgage Funding, Inc. (OH)................mortgage loan and servicing
              Carillon Marketing Agency, Inc. (DE).....................insurance agency
              PBRA, Inc. (CA)..........................................holding company
                  Price, Raffel & Browne Administrators, Inc (DE)......pension administration services
              Summit Investment Partners, Inc. (OH)....................investment adviser

         Summit Investment Advisors, Inc. (NE).........................investment adviser

Subsidiaries are indicated by indentations. Ownership is 100% by the parent company except as noted.

Item 29.  Indemnification

Article 1701.13(E)(1) of the Ohio Revised Code provides in relevant part that a corporation may indemnify any person who is a party to a lawsuit or any other legal action other than one brought on behalf of the corporation, by reason of the fact that he is or was a director, officer, employee or agent of the corporation, or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation, against expenses and amounts paid in connection with a lawsuit or action if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action had no reasonable cause to believe his conduct was unlawful.

Article VII of the Code of Regulations of The Union Central Life Insurance Company states that, "The Corporation shall, to the full extent not prohibited by the General Corporation Law of Ohio, indemnify any person who is or was a director or officer of the Corporation and whom it may indemnify pursuant thereto. The Corporation may, within the sole discretion of the Board of Directors, indemnify in whole or in part any other person whom it may indemnify pursuant thereto."

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.  Principal Underwriters

     (a) Ameritas Investment Corp. ("AIC") which will serve as the principal underwriter for the variable life insurance policies issued through Carillon Life Account, also serves as the principal underwriter for variable annuity contracts issued through Carillon Account, and serves as the principal underwriter for variable life insurance contracts issued through Ameritas Variable Separate Account V, Ameritas Variable Separate Account VL, Ameritas Life Insurance Corp. Separate Account LLVL and First Ameritas Variable Life Separate Account and variable annuity contracts issued through Ameritas Variable Separate Account VA-2, Ameritas Variable Separate Account VA, Ameritas Life Insurance Corp. Separate Account LLVA and First Ameritas Variable Annuity Separate Account.

     (b) The following table sets forth certain information regarding the officers and directors of the principal underwriter, Ameritas Investment Corp.

          Name and Principal                         Positions and Offices
          Business Address                           With Underwriter
          ----------------                           ----------------
          JoAnn M. Martin*                           Director, Chair
          Salene Hitchcock-Gear*                     Director, President & Chief Executive Officer
          Kent M. Campbell**                         Director
          William W. Lester*                         Director, Vice President & Treasurer
          Gary T. Huffman***                         Director
          Billie B. Beavers****                      Senior Vice President
          Cheryl L. Heilman*                         Vice President, Chief Operating Officer
          Robert G. Lange*                           Vice President, Secretary, & General Counsel
          Bruce D. Lefler****                        Senior Vice President  - Public Finance
          Gregory C. Sernett*                        Vice President, Chief Compliance Officer, and Assistant Secretary
          Michael M. VanHorne****                    Senior Vice President

* Principal business address: Ameritas Investment Corp., 5900 "O" Street, Lincoln, Nebraska 68510.
** Principal business address: AVIVA USA, 611 Fifth Avenue, Des Moines, Iowa 50309.
*** Principal business address: The Union Central Life Insurance Company, 1876 Waycross Road, Cincinnati, Ohio 45240.
**** Principal business address: Ameritas Investment Corp., 440 Regency Parkway
     Drive, Suite 222, Omaha, Nebraska 68114.

         (c)    Compensation from the Registrant

----------------------------------- --------------------- ------------------- ------------------- -----------------
                                      Net Underwriting
                                       Discounts and       Compensation on        Brokerage
       Name of Underwriter              Commissions          Redemptions         Commissions        Compensation
----------------------------------- --------------------- ------------------- ------------------- -----------------
Ameritas Investment Corp.                $5,058,076               $0                  $0                 $0
----------------------------------- --------------------- ------------------- ------------------- -----------------

Item 31.  Location of Accounts and Records

Our affiliate, Ameritas Life Insurance Corp., 5900 "O" Street, Lincoln, NE 68510, maintains physical possession of all accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules under that section.

Item 32.  Management Services

There are no additional management services contracts that are not discussed in Part A or B of the registration statement.

Item 33.  Fee Representation

The Union Central Life Insurance Company hereby represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Union Central Life Insurance Company.

                                   SIGNATURES

           Pursuant to the requirements of the Securities Act of 1933, the Registrant, Carillon Life Account certifies that it meets all the requirements of effectiveness of this Post-Effective Amendment No. 8 to Registration Statement Number 333-116386 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Cincinnati and the State of Ohio, on the 14th day of April, 2008.

                                             CARILLON LIFE ACCOUNT
                                                  (Registrant)


                                       THE UNION CENTRAL LIFE INSURANCE COMPANY
                                                     (Depositor)


                                 By:           John H. Jacobs (1)
                                ------------------------------------------------
                                Chairman of the Board and Chief Executive Office

           As required by the Securities Act of 1933, this Post Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on April 14, 2007:

   Signature                                 Title

   John H. Jacobs (1)                        Chairman of the Board and Chief Executive Officer
   Gary T. Huffman (1)                       Director, President and Chief Operating Officer
   James M. Anderson (1)                     Director
   Michael S. Cambron (1)                    Director
   Richard H. Finan (1)                      Director
   Michael A. Fisher (1)                     Director
   Francis V. Mastrianna, Ph.D. (1)          Director
   Thomas E. Petry (1)                       Director
   Larry R. Pike (1)                         Director
   Myrtis H. Powell, Ph.D. (1)               Director
   Dudley S. Taft (1)                        Director
   John M. Tew, Jr., M.D. (1)                Director

   /S/ Robert C. Barth                       Senior Vice President and Chief Accounting Officer
   ----------------------------
   Robert C. Barth
   John M. Lucas (2)                         Second Vice President, Associate Counsel and Secretary
   Christopher T. Lutz (1)                   Vice President, Controller and Treasurer

     1 Signed by Robert C. Barth, under Power of Attorney executed effective as of February 23, 2007.
     2 Signed by Robert C. Barth, under Power of Attorney executed effective as of February 1, 2008.

                                  Exhibit Index

Exhibit



         k.    Opinion and Consent of Counsel

         n. Consents of Independent Auditors and Independent Registered Public Accounting Firms